    As Filed with the Securities and Exchange Commission on April 14, 2014
                                                            File Nos. 333-50545
                                                                       811-7924
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 21

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 84

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                         LINCOLN BENEFIT LIFE COMPANY
                              (Name of Depositor)

                            2940 South 84th Street
                            Lincoln, Nebraska 68506
              (Complete Address of Depositor's Principal Office)

                                  ROBYN WYATT
                         Lincoln Benefit Life Company
                            2940 South 84th Street
                            Lincoln, Nebraska 68506
                                1-800-525-9287
               (Name and Complete Address of Agent for Service)

SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate Date of Proposed Sale to the Public: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2014 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ________ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ________ pursuant to paragraph (a)(ii) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

================================================================================

                   CONSULTANT I VARIABLE ANNUITY PROSPECTUS

                               FLEXIBLE PREMIUM

                INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                         LINCOLN BENEFIT LIFE COMPANY

                              IN CONNECTION WITH

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

            STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA, KS 66606-0001

            MAILING ADDRESS: P.O. BOX 758561, TOPEKA, KS 66675-8566

                       TELEPHONE NUMBER: 1-800-457-7617

                          FAX NUMBER: 1-785-228-4584

The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may purchase it on either a tax qualified or non-tax qualified basis. LINCOLN BENEFIT LIFE NO LONGER OFFERS THIS CONTRACT. IF YOU HAVE ALREADY PURCHASED THE CONTRACT YOU MAY CONTINUE TO MAKE PURCHASE PAYMENTS ACCORDING TO THE CONTRACT.

Because this is a flexible premium annuity contract, you may pay multiple premiums. We allocate your premium to the investment options under the Contract and our Fixed Account in the proportions that you choose. The Contract currently offers 46 investment options, each of which is a Sub-Account of the Lincoln Benefit Life Variable Annuity Account ("Separate Account"). Each Sub-Account invests exclusively in shares of Portfolios in one of the following underlying Funds:

 INVESCO VARIABLE INSURANCE FUNDS       MFS(R) VARIABLE INSURANCE TRUST/(SM)
 (SERIES I)                             /(INITIAL CLASS)

 THE ALGER PORTFOLIOS (CLASS O)         OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                        (SERVICE SHARES)
 DWS VARIABLE SERIES I (CLASS A)
                                        PIMCO VARIABLE INSURANCE TRUST
 DWS VARIABLE SERIES II (CLASS A)       (ADMINISTRATIVE SHARES)

 FEDERATED INSURANCE SERIES             PUTNAM VARIABLE TRUST (CLASS IB)

 FIDELITY(R) VARIABLE INSURANCE         T. ROWE PRICE EQUITY SERIES, INC. (I)
 PRODUCTS (INITIAL CLASS)
                                        T. ROWE PRICE INTERNATIONAL SERIES,
 JANUS ASPEN SERIES (INSTITUTIONAL      INC. (I)
 SHARES AND SERVICE SHARES)
                                        WELLS FARGO VARIABLE TRUST FUNDS
 LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST (CLASS I)


--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE DATE OF THIS PROSPECTUS IS MAY 1, 2014.


--------------------------------------------------------------------------------
Some of the portfolios described in this prospectus may not be available in your Contract. We may make available other investment options in the future.

You may not purchase a Contract if either you or the Annuitant are older than 90 years before we receive your application.

Your Contract Value will vary daily as a function of the investment performance of the Sub-Accounts to which you have allocated Purchase Payments and any interest credited to the Fixed Account. We do not guarantee any minimum Contract Value for amounts allocated to the Sub-Accounts. Benefits provided by this Contract, when based on the Fixed Account, are subject to a Market Value Adjustment, which may result in an upwards or downwards adjustment in withdrawal benefits, death benefits, settlement values, transfers to the Sub-Accounts.

In certain states the Contract may be offered as a group contract with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the content specifies otherwise.

This prospectus sets forth the information you ought to know about the Contract. You should read it before investing and keep it for future reference.

                               1     PROSPECTUS

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2014. The information in the Statement of Additional Information is incorporated by reference in this prospectus. You can obtain a free copy by writing us or calling us at the telephone number given above. The Table of Contents of the Statement of Additional Information appears on page 46 of this prospectus.


At least once each year we will send you an annual statement. The annual statement details values and specific information for your Contract. It does not contain our financial statements. Our financial statements are set forth in the Statement of Additional Information. Lincoln Benefit will file annual and quarterly reports and other information with the SEC. You may read and copy any reports, statements or other information we file at the SEC's public reference room in Washington, D.C. You can obtain copies of these documents by writing to the SEC and paying a duplicating fee. Please call the SEC at 1-202-551-8090 for further information as to the operation of the public reference room. Our SEC filings are also available to the public on the SEC Internet site (http://www.sec.gov).

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE.

                               2     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

      DEFINITIONS                                                       4
      --------------------------------------------------------------------
      FEE TABLES                                                        5
      --------------------------------------------------------------------
      QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT                         7
      --------------------------------------------------------------------
      CONDENSED FINANCIAL INFORMATION                                  11
      --------------------------------------------------------------------
      DESCRIPTION OF THE CONTRACTS                                     11
      --------------------------------------------------------------------
         Summary                                                       11
      --------------------------------------------------------------------
         Contract Owner                                                11
      --------------------------------------------------------------------
         Annuitant                                                     11
      --------------------------------------------------------------------
         Modification of the Contract                                  11
      --------------------------------------------------------------------
         Assignment                                                    11
      --------------------------------------------------------------------
         Free Look Period                                              11
      --------------------------------------------------------------------
      PURCHASES AND CONTRACT VALUE                                     12
      --------------------------------------------------------------------
         Minimum Purchase Payment                                      12
      --------------------------------------------------------------------
         Automatic Payment Plan                                        12
      --------------------------------------------------------------------
         Allocation of Purchase Payments                               12
      --------------------------------------------------------------------
         Contract Value                                                12
      --------------------------------------------------------------------
         Separate Account Accumulation Unit Value                      13
      --------------------------------------------------------------------
         Transfer During Accumulation Period                           13
      --------------------------------------------------------------------
         Market Timing & Excessive Trading                             13
      --------------------------------------------------------------------
         Trading Limitations                                           14
      --------------------------------------------------------------------
         Short Term Trading Fees                                       14
      --------------------------------------------------------------------
         Automatic Dollar Cost Averaging Program                       15
      --------------------------------------------------------------------
         Portfolio Rebalancing                                         15
      --------------------------------------------------------------------
      THE INVESTMENT AND FIXED ACCOUNT OPTIONS                         15
      --------------------------------------------------------------------
         Separate Account Investments                                  15
      --------------------------------------------------------------------
           The Portfolios                                              15
      --------------------------------------------------------------------
           Voting Rights                                               18
      --------------------------------------------------------------------
           Additions, Deletions, and Substitutions of Securities       19
      --------------------------------------------------------------------
         The Fixed Account                                             19
      --------------------------------------------------------------------
           General                                                     19
      --------------------------------------------------------------------
           Guaranteed Maturity Fixed Account Option                    19
      --------------------------------------------------------------------
           Market Value Adjustment                                     20
      --------------------------------------------------------------------
           Dollar Cost Averaging Fixed Account Option                  21
      --------------------------------------------------------------------
      ANNUITY BENEFITS                                                 21
      --------------------------------------------------------------------
         Annuity Date                                                  21
      --------------------------------------------------------------------
         Annuity Options                                               21
      --------------------------------------------------------------------
         Other Options                                                 22
      --------------------------------------------------------------------
         Annuity Payments: General                                     22
      --------------------------------------------------------------------
         Variable Annuity Payments                                     23
      --------------------------------------------------------------------
         Fixed Annuity Payments                                        23
      --------------------------------------------------------------------
         Transfers During the Annuity Period                           23
      --------------------------------------------------------------------
         Death Benefit During Annuity Period                           23
      --------------------------------------------------------------------

            Certain Employee Benefit Plans                         23
         -------------------------------------------------------------
         OTHER CONTRACT BENEFITS                                   24
         -------------------------------------------------------------
            Death Benefit: General                                 24
         -------------------------------------------------------------
            Due Proof of Death                                     24
         -------------------------------------------------------------
            Death Benefit Payments                                 24
         -------------------------------------------------------------
            Beneficiary                                            28
         -------------------------------------------------------------
            Contract Loans for 403(b) Contracts                    28
         -------------------------------------------------------------
            Withdrawals (Redemptions)                              29
         -------------------------------------------------------------
            Written Requests and Forms in Good Order               29
         -------------------------------------------------------------
            Systematic Withdrawal Program                          30
         -------------------------------------------------------------
            ERISA Plans                                            30
         -------------------------------------------------------------
            Minimum Contract Value                                 31
         -------------------------------------------------------------
         CONTRACT CHARGES                                          31
         -------------------------------------------------------------
            Mortality and Expense Risk Charge                      31
         -------------------------------------------------------------
            Administrative Charges                                 31
         -------------------------------------------------------------
              Contract Maintenance Charge                          31
         -------------------------------------------------------------
              Administrative Expense Charge                        31
         -------------------------------------------------------------
              Transfer Fee                                         31
         -------------------------------------------------------------
            Sales Charges                                          32
         -------------------------------------------------------------
            Waiver Benefits                                        33
         -------------------------------------------------------------
            Premium Taxes                                          33
         -------------------------------------------------------------
            Deduction for Separate Account Income Taxes            33
         -------------------------------------------------------------
            Other Expenses                                         33
         -------------------------------------------------------------
         TAXES                                                     35
         -------------------------------------------------------------
            Taxation of Lincoln Benefit Life Company               35
         -------------------------------------------------------------
            Taxation of Variable Annuities in General              35
         -------------------------------------------------------------
            Income Tax Withholding                                 38
         -------------------------------------------------------------
            Tax Qualified Contracts                                38
         -------------------------------------------------------------
         DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE
          SEPARATE ACCOUNT                                         43
         -------------------------------------------------------------
            Lincoln Benefit Life Company                           43
         -------------------------------------------------------------
            Separate Account                                       43
         -------------------------------------------------------------
            State Regulation of Lincoln Benefit                    43
         -------------------------------------------------------------
            Financial Statements                                   44
         -------------------------------------------------------------
         ADMINISTRATION                                            44
         -------------------------------------------------------------
         DISTRIBUTION OF CONTRACTS                                 44
         -------------------------------------------------------------
         LEGAL PROCEEDINGS                                         45
         -------------------------------------------------------------
         LEGAL MATTERS                                             45
         -------------------------------------------------------------
         REGISTRATION STATEMENT                                    45
         -------------------------------------------------------------
         ABOUT LINCOLN BENEFIT LIFE COMPANY                        45
         -------------------------------------------------------------
         TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION  46
         -------------------------------------------------------------
         APPENDIX A ACCUMULATION UNIT VALUES                       47
         -------------------------------------------------------------
         APPENDIX B ILLUSTRATION OF A MARKET VALUE ADJUSTMENT      74
         -------------------------------------------------------------

--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

                               3     PROSPECTUS

DEFINITIONS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION PERIOD - The period, beginning on the Issue Date, during which Contract Value builds up under Your Contract.

ACCUMULATION UNIT - A unit of measurement which we use to calculate Contract Value.

ANNUITANT - The living person on whose life the annuity benefits under a Contract are based.

ANNUITIZATION - The process to begin annuity payments under the Contract.

ANNUITIZED VALUE - The Contract Value adjusted by any applicable Market Value Adjustment and less any applicable taxes.

ANNUITY DATE - The date on which annuity payments are scheduled to begin.

ANNUITY PERIOD - The period during which annuity payments are paid. The Annuity Period begins on the Annuity Date.

ANNUITY UNIT - A unit of measurement which we use to calculate the amount of Variable Annuity payments.

BENEFICIARY(IES) - The person(s) designated to receive any death benefits under the Contract.

COMPANY ("WE," "US," "OUR," "LINCOLN BENEFIT") - Lincoln Benefit Life Company.

CONTRACT ANNIVERSARY - Each anniversary of the Issue Date.

CONTRACT OWNER ("YOU," "YOUR") - The person(s) having the privileges of ownership defined in the Contract. If Your Contract is issued as part of a retirement plan, Your ownership privileges may be modified by the plan.

CONTRACT VALUE - The sum of the values of Your investment in the Sub-Accounts of the Separate Account and the Fixed Account.

CONTRACT YEAR - Each twelve-month period beginning on the Issue Date and each Contract Anniversary.

CONTRIBUTION YEAR - Each twelve-month period beginning on the date a Purchase Payment is allocated to a Sub-Account, or each anniversary of that date.

FIXED ACCOUNT - The portion of the Contract Value allocated to Our general account.

FIXED ANNUITY - A series of annuity payments that are fixed in amount.

GUARANTEE PERIODS - A period of years for which we have guaranteed a specific effective annual interest rate on an amount allocated to the Fixed Account.

ISSUE DATE - The date when the Contract becomes effective.

LATEST ANNUITY DATE - The latest date by which you must begin annuity payments under the Contract.

LOAN ACCOUNT - An account established for amounts transferred from the Sub-Accounts or the Fixed Account as security for outstanding Contract loans.

MARKET VALUE ADJUSTMENT - An amount added to or subtracted from certain transactions involving Your interest in the Fixed Account, to reflect the impact of changing interest rates.

NET INVESTMENT FACTOR - The factor used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NON-QUALIFIED PLAN - A retirement plan which does not receive special tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Tax Code.

PORTFOLIO(S) - The underlying funds in which the Sub- Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PURCHASE PAYMENTS - Amounts paid to Us as premium for the Contract by you or on Your behalf.

QUALIFIED PLAN - A retirement plan which receives special tax treatment under Sections 401, 403(b), 408 or 408A of the Tax Code or a deferred compensation plan for a state and local government or another tax exempt organization under
Section 457 of the Tax Code.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Annuity Account, which is a segregated investment account of the Company.

SUB-ACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The amount paid upon complete surrender of the Contract, equal to the Contract Value, less any applicable premium taxes, Withdrawal Charge, and the contract maintenance charge and increased or decreased by any Market Value Adjustment.

TAX CODE - The Internal Revenue Code of 1986, as amended.

TREASURY RATE - The U.S. Treasury Note Constant Maturity Yield for the preceding week as reported in Federal Reserve Bulletin Release H.15.

VALUATION DATE - Each day the New York Stock Exchange is open for business.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units and Annuity Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE") currently 4:00 p.m. Eastern time on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

VARIABLE ANNUITY - A series of annuity payments that vary in amount based on changes in the value of the Sub- Accounts to which Your Contract Value has been allocated.

WITHDRAWAL CHARGE - The contingent deferred sales charge that may be required upon some withdrawals.

                               4     PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

Maximum Contingent Deferred Sales Charge - Withdrawal Charge (as a percentage of Purchase Payments) - 7%

                      CONTRIBUTION YEAR APPLICABLE CHARGE
                             1-2                7%
                             3-4                6%
                               5                5%
                               6                4%
                               7                3%
                               8 +              0%

TRANSFER FEE (Applies solely to the second and subsequent transfers
within a calendar month. We are currently waiving the transfer fee)    $ 10.00

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING PORTFOLIO FEES AND EXPENSES.

Annual Contract Maintenance Charge                                     $35.00
Separate Account Annual Expenses (as a percentage of daily net asset value deducted from each of the Sub-Accounts of the Separate Account)
Base Contract (without optional riders)
 Mortality and Expense Risk Charge                                      1.15%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.25%
Base Contract (with Enhanced Death Benefit Rider)
 Mortality and Expense Risk Charge                                      1.35%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.45%
Base Contract (with Enhanced Income Benefit Rider)
 Mortality and Expense Risk Charge                                      1.50%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.60%
Base Contract (with Enhanced Death and Income Benefit Riders)
 Mortality and Expense Risk Charge                                      1.55%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.65%
Base Contract (with Enhanced Death and Income Benefit Riders II)
 Mortality and Expense Risk Charge                                      1.70%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.80%

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. ADVISERS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH PORTFOLIO.


                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include
 management fees, distribution and/or service (12b-1) fees,
 and other expenses) (without waivers or reimbursements)      0.10%    1.33%
 ------------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets before any waiver or reimbursement as of December 31, 2013.


                               5     PROSPECTUS

EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and Portfolio fees and expenses and assumes no transfers or exchanges were made. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   Invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and,

..   elected the Enhanced Death and Income Benefit Riders II (with total
    Separate Account expenses of 1.80%).

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $913  $1,481  $2,072   $3,450
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $792  $1,120  $1,472   $2,264
---------------------------------------------------------------------------------


EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $318   $971   $1,647   $3,450
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $197   $610   $1,047   $2,264
---------------------------------------------------------------------------------


EXPLANATION OF EXPENSE EXAMPLES

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. EXAMPLES 1 AND 2 ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT RIDERS II (TOTAL SEPARATE ACCOUNT EXPENSES OF 1.80%). IF THESE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN WOULD BE SLIGHTLY LOWER. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF ANY, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.

                               6     PROSPECTUS

QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT
The following are answers to some of the questions you may have about some of the more important features of the Contract. The Contract is more fully described in the rest of the prospectus. Please read the prospectus carefully.

1. WHAT IS THE CONTRACT?

The Contract is a flexible premium deferred variable annuity contract. It is designed for tax-deferred retirement investing. The Contract is available for non- qualified or qualified retirement plans. The Contract, like all deferred annuity contracts, has two phases: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax- deferred basis and are taxed as income when you make a withdrawal. The Annuity Period begins when you begin receiving payments under one of the annuity payment options described in the answer to Question 2. The amount of money accumulated under your Contract during the Accumulation Period will be used to determine the amount of your annuity payments during the Annuity Period.

Your premiums are invested in one or more of the Sub- Accounts of the Separate Account or allocated to the Fixed Account, as you instruct us. You may allocate your Contract Value to up to twenty-one options under the Contract, counting each Sub-Account and the Fixed Account as one option. We will treat all of your Contract Value allocated to the Fixed Account as one option for purposes of this limit, even if you have chosen more than one Guarantee Period. The value of your Contract will depend on the investment performance of the Sub- Accounts and the amount of interest we credit to the Fixed Account.

Each Sub-Account will invest in a single investment portfolio (a "Portfolio") of an underlying fund. The Portfolios offer a range of investment objectives, from conservative to aggressive. You bear the entire investment risk on amounts allocated to the Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios.

In some states, you may also allocate all or part of your Contract Value to the "Fixed Account", as described in the answer to Question 5.

2. WHAT ANNUITY OPTIONS DOES THE CONTRACT OFFER?

You may receive annuity payments on a fixed or a variable basis or a combination of the two. We offer a variety of annuity options including:

..   a life annuity with payments guaranteed for zero to thirty years;

..   a joint and full survivorship annuity, with payments guaranteed for zero to thirty years; and

..   fixed payments for a specified period of five to thirty years.

Call us to inquire about other options.

You may change your annuity option at any time before annuitization. You may select the date to annuitize the Contract. The date you select, however, may be no later than the later of the tenth Contract Anniversary or the youngest Annuitant's 90th birthday. If your Contract was issued in connection with a qualified plan, different deadlines may apply.

If you select annuity payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Sub-Accounts you have selected. The fixed portion of your annuity payments, on the other hand, generally will be equal in amount to the initial payment we determine. As explained in more detail below, however, during the Annuity Period you will have a limited ability to change the relative weighting of the Sub-Accounts on which your variable annuity payments are based or to increase the portion of your annuity payments consisting of Fixed Annuity payments.

3. HOW DO I BUY A CONTRACT?

You can obtain a Contract application from your Lincoln Benefit agent. You must pay at least $1,200 in Purchase Payments during the first Contract Year. Purchase Payments must be at least $100, unless you enroll in an automatic payment plan. Your periodic payments in an automatic payment plan must be at least $25 per month. We may lower these minimums at our sole discretion. The maximum age of the oldest Contract Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application.

4. WHAT ARE MY INVESTMENT CHOICES UNDER THE CONTRACT?

You can allocate and reallocate your investment among the Sub-Accounts, each of which in turn invests in a single Portfolio. Under the Contract, the Separate Account currently invests in the Portfolios described in "The Investment and Fixed Account Options: Separate Account Investments."

Some of the Portfolios described in this prospectus may not be available in your Contract.

Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies which are described in the prospectuses for the Portfolios.

5. WHAT IS THE FIXED ACCOUNT OPTION?

We offer two Fixed Account interest crediting options: the Guaranteed Maturity Fixed Account Option and the Dollar Cost Averaging Fixed Account Option.

You may allocate Purchase Payments to the Sub- Account(s) and the Fixed Account(s). Loan payments may not be allocated to the Fixed Account(s). You may

                               7     PROSPECTUS
not transfer amounts into the DCA Fixed Account. The minimum amount that may be transferred into any one of the Guarantee Maturity Fixed Account Options is $500.

We will credit interest to amounts allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to the Guaranteed Maturity Fixed Account Option. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. At the end of each Guarantee Period, you may select a new Guarantee Period from among the choices we are then making available or transfer or withdraw the relevant amount from the Fixed Account without any Market Value Adjustment.

We may offer Guarantee Periods ranging from one to ten years in length. We are currently offering Guarantee Periods of one, three, five, seven, and ten years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. From time to time, however, we may change the interest rate that we offer to credit to new allocations to the Guaranteed Maturity Fixed Account Option and to amounts rolled over in the Fixed Account for new Guarantee Periods.

In addition, if you participate in our dollar cost averaging program, you may designate amounts to be held in the Dollar Cost Averaging Fixed Account Option until they are transferred monthly to the Sub-Accounts or Guarantee Periods of your choosing. When you make an allocation to the Fixed Account for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Sub-Accounts or Guarantee Periods. We will complete the transfers within one year of the allocation. In our discretion we may change the rate that we set for new allocations to the Fixed Account for the dollar cost averaging program. We will never, however, set a rate less than an effective annual rate of 3%.

A Market Value Adjustment may increase or decrease the amount of certain transactions involving the Fixed Account, to reflect changes in interest rates. As a general rule, we will apply a Market Value Adjustment to the following transactions:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option in an amount greater than the Free Withdrawal Amount (which is described in the answer to Question 6);

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Sub-Accounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) it is necessary to meet IRS minimum withdrawal requirements; or

3) it is a transfer that is part of a Dollar Cost Averaging program.

We determine the amount of a Market Value Adjustment using a formula that takes into consideration:

1) whether current interest rates differ from interest rates at the beginning of the applicable Guarantee Period; and

2) how many years are left until the end of the Guarantee Period.

As a general rule, if interest rates have dropped, the Market Value Adjustment will be an addition; if interest rates have risen, the Market Value Adjustment will be a deduction. It is therefore possible that if you withdraw an amount from the Fixed Account during a Guarantee Period, a Market Value Adjustment may cause you to receive less than you initially allocated to the Fixed Account.

6. WHAT ARE MY EXPENSES UNDER THE CONTRACT?

CONTRACT MAINTENANCE CHARGE. During the Accumulation Period, each year we subtract an annual contract maintenance charge of $35 from your Contract Value allocated to the Sub-Accounts. We will waive this charge if you pay $50,000 or more in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account.

During the Annuity Period, we will subtract the annual contract maintenance charge in equal parts from your annuity payments. We waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all payments are Fixed Annuity payments.

ADMINISTRATIVE EXPENSE CHARGE AND MORTALITY AND EXPENSE RISK CHARGE. We impose a mortality and expense risk charge at an annual rate of 1.15% of average daily net assets and an administrative expense charge at an annual rate of .10% of average daily net assets. If you select one of our optional enhanced benefit riders, however, we may charge you a higher mortality and expense risk charge. These charges are assessed each day during the Accumulation Period and the Annuity Period. We guarantee that we will not raise these charges.

                               8     PROSPECTUS

TRANSFER FEE. Although we currently are not charging a transfer fee, the Contract permits us to charge you up to $10 per transfer for each transfer after the first transfer in each month.

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE). During the Accumulation Period, you may withdraw all or part of the value of your Contract before your death or, if the Contract is owned by a company or other legal entity, before the Annuitant's death. Certain withdrawals may be made without payment of any Withdrawal Charge, which is a contingent deferred sales charge. Other withdrawals are subject to the Withdrawal Charge.

The Withdrawal Charge will vary depending on how many complete years have passed since you paid the Purchase Payment being withdrawn. The Withdrawal Charge applies to each Purchase Payment for seven complete years from the date of the Payment (each a "Contribution Year") as follows:

                      CONTRIBUTION YEAR APPLICABLE CHARGE
                      ----------------- -----------------
                             1-2                7%
                             3-4                6%
                               5                5%
                               6                4%
                               7                3%
                               8+               0%

In determining Withdrawal Charges, we will deem your Purchase Payments to be withdrawn on a first-in, first- out basis.

Each year, free of Withdrawal Charges or any otherwise applicable Market Value Adjustment, you may withdraw the Free Withdrawal Amount, which equals:

   (a)  the greater of:
   earnings not previously withdrawn; or
   15% of your total Purchase Payments made in the most recent seven years; plus

   (b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

In most states, we also may waive the Withdrawal Charge if you:

1) require long-term medical or custodial care outside the home;
2) become unemployed; or

3) are diagnosed with a terminal illness.

These provisions will apply to the Annuitant, if the Contract is owned by a company or other legal entity. Additional restrictions and costs may apply to Contracts issued in connection with qualified plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult with your tax counselor to determine what effect a withdrawal might have on your tax liability. As described in the answer to Question 5, we may increase or decrease certain withdrawals by a Market Value Adjustment.

PREMIUM TAXES. Certain states impose a premium tax on annuity purchase payments received by insurance companies. Any premium taxes relating to the Contract may be deducted from Purchase Payments or the Contract Value when the tax is incurred or at a later time. State premium taxes generally range from 0% to 3.5%.

OTHER EXPENSES. In addition to our charges under the Contract, each Portfolio deducts amounts from its assets to pay its investment advisory fees and other expenses.

7. HOW WILL MY INVESTMENT IN THE CONTRACT BE TAXED?

You should consult a qualified tax adviser for personalized answers. Generally, earnings under variable annuities are not taxed until amounts are withdrawn or distributions are made. This deferral of taxes is designed to encourage long-term personal savings and supplemental retirement plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Special rules apply if the Contract is owned by a company or other legal entity. Generally, such an owner must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year.

8. DO I HAVE ACCESS TO MY MONEY?

At any time during the Accumulation Period, we will pay you all or part of the value of your Contract, minus any applicable charge, if you surrender your Contract or request a partial withdrawal. Under some qualified plans, you may also take a loan against the value of your Contract. Generally, a partial withdrawal must equal at least $50, and after the withdrawal your remaining Contract Value must at least equal $500.

Although you have access to your money during the Accumulation Period, certain charges, such as the contract maintenance charge, the Withdrawal Charge, and premium tax charges, may be deducted on a surrender or withdrawal. You may also incur federal income tax liability or tax penalties. In addition, if you have allocated some of the value of your Contract to the Fixed Account, the amount of your surrender proceeds or withdrawal may be increased or decreased by a Market Value Adjustment.

After annuitization, under certain settlement options you may be entitled to withdraw the commuted value of the remaining payments.

9. WHAT IS THE DEATH BENEFIT?

We will pay a death benefit while the Contract is in force and before the Annuity Date, if the Contract Owner dies, or if the Annuitant dies and the Contract Owner is not a living person. To obtain payment of the Death Benefit,

                               9     PROSPECTUS
the Beneficiary must submit to us a complete request for payment of the death benefit, which includes due proof of death as specified in the Contract.

The standard death benefit is the greatest of the following:

1) your total Purchase Payments reduced by a withdrawal adjustment;

2) your Contract Value;

3) the amount you would have received by surrendering your Contract; or

4) your Contract Value on each Contract Anniversary which may be evenly divisible by seven increased by the total Purchase Payments since that anniversary and reduced by a withdrawal adjustment.

We also offer an optional enhanced death benefit rider, which is described later in this prospectus.

We will determine the value of the death benefit on the day that we receive all of the information that we need to process the claim.

10. WHAT ELSE SHOULD I KNOW?

ALLOCATION OF PURCHASE PAYMENTS. You allocate your initial Purchase Payment among the Sub-Accounts and the Fixed Account in your Contract application. You may make your allocations in specific dollar amounts or percentages, which must be whole numbers that add up to 100%. When you make subsequent Purchase Payments, you may again specify how you want your payments allocated. If you do not, we will automatically allocate the payment based on your most recent instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

TRANSFERS. During the Accumulation Period, you may transfer Contract Value among the Sub-Accounts and from the Sub-Accounts to the Fixed Account. You may not make a transfer, however, that would result in your allocating your Contract Value to more than twenty-one options under the Contract. While you may also transfer amounts from the Fixed Account, a Market Value Adjustment may apply. You may instruct us to transfer Contract Value by writing or calling us.

You may also use our Automatic Dollar Cost Averaging or Portfolio Rebalancing programs. You may not use both programs at the same time.

Under the Dollar Cost Averaging program, amounts are automatically transferred at regular intervals from the Fixed Account or a Sub-Account of your choosing, including other Sub-Accounts or the Fixed Account. Transfers from the Dollar Cost Averaging Fixed Account may be made monthly only. Transfers from Sub-Accounts may be made monthly, quarterly, or annually.

Under the Portfolio Rebalancing Program, you can maintain the percentage of your Contract Value allocated to each Sub-Account at a pre-set level. Investment results will shift the balance of your Contract Value allocations. If you elect rebalancing, we will automatically transfer your Contract Value back to the specified percentages at the frequency (monthly, quarterly, semiannually, annually) that you specify. We will automatically terminate this program if you request a transfer outside of the program. You may not include the Fixed Account in a Portfolio Rebalancing Program. You also may not elect rebalancing after annuitization.

During the Annuity Period, you may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Sub- Accounts or from the Sub-Accounts to increase your Fixed Annuity payments. Your transfers, however, must be at least six months apart. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by state law. You may return it by delivering it or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value may be more or less than your Purchase Payments. In some states, we are required to send you the amount of your Purchase Payments. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

11. WHO CAN I CONTACT FOR MORE INFORMATION?

You can write to us at Lincoln Benefit Life Company, P.O. Box 758565, Topeka, KS 66675-8565, or call us at (800) 457-7617.

                               10     PROSPECTUS

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected information concerning Accumulation Unit Values for each Sub-Account for 2004 through 2013. Accumulation Unit Value is the unit of measure that we use to calculate the value of your interest in a Sub-Account. Accumulation Unit Value does not reflect the deduction of certain charges that are subtracted from your Contract Value, such as the Contract Administration Charge. The Separate Account's financial statements, which are comprised of the financial statements of the underlying sub-accounts, as of December 31, 2013, are included in the Statement of Additional Information. Lincoln Benefit's financial statements as of December 31, 2013, are included in the Statement of Additional Information.


DESCRIPTION OF THE CONTRACTS
SUMMARY. The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may add to the Contract Value by making additional Purchase Payments. In addition, the Contract Value will change to reflect the performance of the Sub-Accounts to which you allocate your Purchase Payments and your Contract Value, as well as to reflect interest credited to amounts allocated to the Fixed Account. You may withdraw your Contract Value by making a partial withdrawal or by surrendering your Contract. Upon Annuitization, we will pay you benefits under the Contract in the form of an annuity, either for the life of the Annuitant or for a fixed number of years. All of these features are described in more detail below.

CONTRACT OWNER. As the Contract Owner, you are the person usually entitled to exercise all rights of ownership under the Contract. You usually are also the person entitled to receive benefits under the Contract or to choose someone else to receive benefits. The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. The maximum age of the oldest Contract Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application. The Contract cannot be jointly owned by both a non-living person and a living person. Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefit section.

ANNUITANT. The Annuitant is the living person whose life span is used to determine annuity payments. You initially designate an Annuitant in your application. You may change the Annuitant at any time before annuity payments begin. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section. If your Contract was issued under a plan qualified under Section 403(b), 408 or 408A of the Tax Code, you must be the Annuitant. If the Contract is a non-qualified Contract, you may also designate a Joint Annuitant, who is a second person on whose life annuity payments depend. Additional restrictions may apply in the case of Qualified Plans. If you are not the Annuitant and the Annuitant dies before annuity payments begin, then either you become the new Annuitant or you must name another person as the new Annuitant. You must attest that the Annuitant is alive in order to annuitize your Contract.

MODIFICATION OF THE CONTRACT. Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract.

We are permitted to change the terms of the Contract if it is necessary to comply with changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT. Before the Annuity Date, if the Annuitant is still alive, you may assign an interest in the Contract if it is a non-qualified Contract. If a Contract is issued pursuant to a Qualified Plan, the law prohibits some types of assignments, pledges and transfers and imposes special conditions on others. An assignment may also result in taxes or tax penalties.

We will not be bound by any assignment until we receive written notice of it. Accordingly, until we receive written notice of an assignment, we will continue to act as though the assignment had not occurred. We are not responsible for the validity of any assignment.

BECAUSE OF THE POTENTIAL TAX CONSEQUENCES AND ERISA ISSUES ARISING FROM AN ASSIGNMENT, YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or within whatever longer period may be permitted by state law. You may return it by delivering it to your agent or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value at that time may be more or less than your Purchase Payments.

In some states, if you exercise your "free look" rights, we are required to return the amount of your Purchase Payments. Currently, if you live in one of those states, on the Issue Date we will allocate your Purchase Payment to the Sub-Accounts and the Fixed Account Options as you specified in your application. However, we reserve the right in the future to delay allocating your Purchase

                               11     PROSPECTUS

Payments to the Sub-Accounts you have selected or to the Fixed Account until 20 days after the Issue Date or, if your state's free look period is longer than ten days, for ten days plus the period required by state law. During that time, we will allocate your Purchase Payment to the Fidelity Money Market Sub-Account. Your Contract will contain specific information about your free-look rights in your state.

PURCHASES AND CONTRACT VALUE
MINIMUM PURCHASE PAYMENT. The minimum initial Purchase Payment for a Contract is $1,200. You may pay it in a lump sum or in installments of your choice over the first Contract Year. You may not pay more than $1 million in Purchase Payments without our prior approval. As a general rule, subsequent Purchase Payments may be made in amounts of $100 or more. Subsequent Purchase Payments made as part of an Automatic Payment Plan, however, may be as small as $25 per month. However, each purchase payment made to the Dollar Cost Averaging Fixed Account must be at least $1,200. If we receive purchase payments designated for the Dollar Cost Averaging Fixed Account that are lower than the required minimum of $1,200, or purchase payments designated for the Guaranteed Maturity Fixed Account Option that are lower than $500, such amounts will be allocated to the Fidelity Money Market Portfolio. We may lower these minimums if we choose. We may refuse any Purchase Payment at any time. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC PAYMENT PLAN. You may make scheduled Purchase Payments of $25 or more per month by automatic payment through your bank account. Call or write us for an enrollment form.

ALLOCATION OF PURCHASE PAYMENTS. Your Purchase Payments are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation in your Contract application, either as percentages or specific dollar amounts. If you make your allocation in percentages, the total must equal 100%. We will allocate your subsequent Purchase Payments in those percentages, until you give us new allocation instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

You initially may allocate your Purchase Payments to up to twenty-one options, counting each Sub-Account and the Fixed Account as one option. For this purpose, we will treat all of your allocations to the Fixed Account as one option, even if you choose more than one Guarantee Period. You may add or delete Sub-Accounts and/or the Fixed Account from your allocation instructions, but we will not execute instructions that would cause you to have Contract Value in more than twenty-one options. In the future, we may waive this limit.

If your application is complete, we will issue your Contract within two business days of its receipt at our P.O. Box shown on the first page of this prospectus. If your application for a Contract is incomplete, we will notify you and seek to complete the application within five business days. For example, if you do not fill in allocation percentages, we will contact you to obtain the missing percentages. If we cannot complete your application within five business days after we receive it, we will return your application and your Purchase Payment, unless you expressly permit us to take a longer time.

Usually, we will allocate your initial Purchase Payment to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. We will allocate your subsequent Purchase Payments on the date that we receive them at the next computed Accumulation Unit Value.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

In some states, however, we are required to return at least your Purchase Payment if you cancel your Contract during the "free-look" period. In those states, we currently will allocate your Purchase Payments on the Issue Date as you have instructed us, as described above. In the future, however, we reserve the right, if you live in one of those states, to allocate all Purchase Payments received during the "free-look period" to the Fidelity Money Market Sub-Account. If we exercise that right and your state's free look period is ten days, we will transfer your Purchase Payments to your specified Sub-Accounts or the Fixed Account 20 days after the Issue Date; if your state's free look period is longer, we will transfer your Purchase Payment after ten days plus the period required by state law have passed.

We determine the number of Accumulation Units in each Sub-Account to allocate to your Contract by dividing that portion of your Purchase Payment allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.

CONTRACT VALUE. We will establish an account for you and will maintain your account during the Accumulation Period. The total value of your Contract at any time is equal to the sum of the value of your Accumulation Units

                               12     PROSPECTUS
in the Sub-Accounts you have selected, plus the value of your investment in the Fixed Account.

SEPARATE ACCOUNT ACCUMULATION UNIT VALUE. As a general matter, the Accumulation Unit Value for each Sub-Account will rise or fall to reflect changes in the share price of the Portfolio in which the Sub-Account invests. In addition, we subtract from Accumulation Unit Value amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value. We determine Withdrawal Charges, transfer fees and contract maintenance charges separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.

We determine a separate Accumulation Unit Value for each Sub-Account. We also determine a separate set of Accumulation Unit Values reflecting the cost of the enhanced benefit riders described beginning on page 26. If we elect or are required to assess a charge for taxes, we may calculate a separate Accumulation Unit Value for Contracts issued in connection with Non-Qualified and Qualified Plans, respectively, within each Sub-Account. We determine the Accumulation Unit Value for each Sub-Account Monday through Friday on each day that the New York Stock Exchange is open for business.

You should refer to the prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Accumulation Unit Value of the corresponding Sub- Account and, therefore, your Contract Value.

TRANSFER DURING ACCUMULATION PERIOD. During the Accumulation Period, you may transfer Contract Value among the Fixed Account and the Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount. The Contract permits us to set a minimum transfer amount in the future. You may not make a transfer that would result in your allocating your Contract Value to more than twenty-one options under the Contract at one time.

As a general rule, we only make transfers on days when the NYSE is open for business. If we receive your request on one of those days, we will make the transfer that day. Requests received before 4:00 p.m. will be effected on that day at that day's price. Requests received after 4:00 p.m. will be effected on the next day on which the NYSE is open for business, at that day's price. If you transfer an amount from the Fixed Account to a Sub-Account before the end of the applicable Guarantee Period or you allocate an amount in the Fixed Account to a new Guarantee Period before the end of the existing Guarantee Period, we usually will increase or decrease the amount by a Market Value Adjustment. The calculation of the Market Value Adjustment is described in "Market Value Adjustment" on page 20.

Transfers within 30 days after the end of the applicable Guarantee Period are not subject to a Market Value Adjustment.

The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

You may not transfer Contract Value into the Dollar Cost Averaging Fixed Account Option. You may not transfer Contract Value out of the Dollar Cost Averaging Fixed Account Option except as part of a Dollar Cost Averaging program.

We may charge you the transfer fee described on page 5, although we currently are waiving it. At any time, without notice, we may suspend, modify or terminate your privilege to make transfers via the phone, or via other electronic or automated means previously approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Variable Sub-Accounts in any Contract year, or to refuse any Variable Sub-Account transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to the Contract Owners.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts/Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract/Policy Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract/Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract/Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or

                               13     PROSPECTUS
excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract/Policy year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract/Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract/Policy Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract/Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract/Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract/Policy Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract/Policy Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract/Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub- Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

                               14     PROSPECTUS

AUTOMATIC DOLLAR COST AVERAGING PROGRAM. Under our Automatic Dollar Cost Averaging program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Dollar Cost Averaging Fixed Account Option or a Sub-Account of your choosing. The interval between transfers from the Dollar Cost Averaging Fixed Account may be monthly only. The interval between transfers from Sub-Accounts may be monthly, quarterly, or annually, at your option. The transfers will be made at the Accumulation Unit Value on the date of the transfer. The transfers will continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. However, if you wish to Dollar Cost Average to a Guaranteed Maturity Fixed Account Option, the minimum amount that must be transferred into any one Option is $500. We may change this minimum or grant exceptions. For each purchase payment allocated to this Option, your first monthly transfer will occur 25 days after such purchase payment. If we do not receive an allocation from you within 25 days of the purchase payment, we will transfer the payment plus associated interest to the Fidelity Money Market Variable Sub-Account in equal monthly payments. You may not use the Dollar Cost Averaging program to transfer amounts from the Guaranteed Maturity Fixed Account Option.

Your request to participate in this program will be effective when we receive your completed application at the P.O. Box given on the first page of this prospectus. Call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfers under a Dollar Cost Averaging program. We will not charge a transfer fee for Dollar Cost Averaging.

By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of market fluctuations on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market. We do not deduct a charge for participating in a Dollar Cost Averaging program.

PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Contract Value allocated to each Sub-Account at a pre-set level. Over time, the variations in each Sub-Account's investment results will shift the balance of your Contract Value allocations. Under the Portfolio Rebalancing feature, each period, if the allocations change from your desired percentages, we will automatically transfer your Contract Value, including new Purchase Payments (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually, or annually. We will not charge a transfer fee for Portfolio Rebalancing. A one-time request to rebalance the amounts allocated to the Sub-Accounts is not part of a Portfolio Rebalancing program and is subject to all of the requirements that are applicable to transfers. We will automatically terminate this program if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office. You may not include the Fixed Account in a Portfolio Rebalancing program.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the P.O. Box given on the first page of this prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. In your request, you may specify a date for your first rebalancing. If you specify a date fewer than 30 days after your Issue Date, your first rebalance will be delayed one month. If you request Portfolio Rebalancing in your Contract application and do not specify a date for your first rebalancing, your first rebalance will occur one period after the Issue Date. For example, if you specify quarterly rebalancing, your first rebalance will occur three months after your Issue Date. Otherwise, your first rebalancing will occur twenty-five days after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Contract Anniversary Date.

Generally, you may change the allocation percentages, frequency, or choice of Sub-Accounts at any time. If your total Contract Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit, or suspend Portfolio Rebalancing at any time.

THE INVESTMENT AND FIXED ACCOUNT OPTIONS: SEPARATE ACCOUNT INVESTMENTS

THE PORTFOLIOS. Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should consult the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to

                               15     PROSPECTUS

Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Sub-Accounts of the Separate Account.


PORTFOLIO                                EACH PORTFOLIO SEEKS                                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Value Fund -       Above-average total return over a market cycle of
 Series I                                 three to five years by investing in common stocks
                                          and other equity securities.
--------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Portfolio,   Capital growth                                           INVESCO ADVISERS, INC.
 Series II
--------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income           Long-term growth of capital and income.
 Portfolio, Series II
--------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund -  Long-term growth of capital
 Series I/(2)/
--------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio -       Long-term capital appreciation
 Class I-2
--------------------------------------------------------------------------------------------------
Alger Growth & Income Portfolio -        Capital appreciation and current income
 Class I-2                                                                                        FRED ALGER MANAGEMENT, INC.
--------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio -   Long-term capital appreciation
 Class I-2
--------------------------------------------------------------------------------------------------
Alger Mid Cap Growth Portfolio -         Long-term capital appreciation
 Class I-2/(4)/
--------------------------------------------------------------------------------------------------
Alger Small Cap Growth Portfolio -       Long-term capital appreciation
 Class I-2
--------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I
------------------------------------------------------------------------------------------------------------------------------
DWS Bond VIP - Class A/(3)/              To maximize total return consistent with preservation
                                          of capital and prudent investment management, by
                                          investing for both current income and capital
                                          appreciation                                            DEUTSCHE INVESTMENT
--------------------------------------------------------------------------------------------------MANAGEMENT AMERICAS INC.
DWS VSI Global Small Cap - Class A       Above-average capital appreciation over the long
(formerly, DWS VSI Global Small Cap       term
 Growth - Class A)
--------------------------------------------------------------------------------------------------
DWS Core Equity VIP - Class A            Long-term growth of capital, current income and
                                          growth of income
--------------------------------------------------------------------------------------------------
DWS International VIP - Class A          Long-term growth of capital
--------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
------------------------------------------------------------------------------------------------------------------------------
DWS Global Income Builder VIP - Class A  Maximize income while maintaining prospects for          DEUTSCHE INVESTMENT
                                          capital appreciation                                    MANAGEMENT AMERICAS INC.
------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------
Federated Managed Volatility Fund II     High current income and moderate capital                 FEDERATED EQUITY
                                          appreciation                                            MANAGEMENT COMPANY OF
                                                                                                  PENNSYLVANIA
------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government       Current income
 Securities II                                                                                    FEDERATED INVESTMENT
--------------------------------------------------------------------------------------------------MANAGEMENT COMPANY
Federated High Income Bond Fund II       High current income
--------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager(SM)        High total return with reduced risk over the long
 Portfolio - Initial Class                term by allocating its assets among stocks, bonds,
                                          and short-term instruments.
--------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio  Long-term capital appreciation.
 - Initial Class
--------------------------------------------------------------------------------------------------FIDELITY MANAGEMENT &
Fidelity(R) VIP Equity-Income Portfolio  Reasonable Income. The fund will also consider the       RESEARCH COMPANY
 - Initial Class                          potential for capital appreciation. The fund's goal
                                          is to achieve a yield which exceeds the composite
                                          yield on the securities comprising the Standard &
                                          Poor's 500(SM) Index (S&P 500(R)).
--------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio -       To achieve capital appreciation.
 Initial Class
--------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500 Portfolio -    Investment results that correspond to the total return
 Initial Class                            of common stocks publicly traded in the United
                                          States, as represented by the Standard & Poor's
                                          500(SM) Index (S&P 500(R)).
--------------------------------------------------------------------------------------------------
Fidelity(R) VIP Money Market Portfolio   As high a level of current income as is consistent with
 - Initial Class                          preservation of capital and liquidity.
--------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio -     Long-term growth of capital.
 Initial Class
--------------------------------------------------------------------------------------------------


                               16     PROSPECTUS


PORTFOLIO                                EACH PORTFOLIO SEEKS                                   INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio    Long-term capital growth, consistent with
 - Institutional Shares                   preservation of capital and balanced by current
                                          income.
------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Bond         To obtain maximum total return, consistent with
 Portfolio - Institutional Shares         preservation of capital.                              JANUS CAPITAL MANAGEMENT
------------------------------------------------------------------------------------------------LLC
Janus Aspen Series Overseas Portfolio    Long-term growth of capital.
 - Service Shares
------------------------------------------------------------------------------------------------
Janus Aspen Series Janus Portfolio       Long-term growth of capital.
 - Institutional Shares
------------------------------------------------------------------------------------------------
Janus Aspen Series Enterprise Portfolio  Long-term growth of capital.
 - Institutional Shares
------------------------------------------------------------------------------------------------
Janus Aspen Series Global Research       Long-term growth of capital.
 Portfolio - Institutional Shares
------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
---------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Value     Long-term growth of capital. Current income is a       LEGG MASON PARTNERS FUND
 Portfolio - Class I                      secondary objective                                   ADVISOR, LLC
---------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST/(SM)/
---------------------------------------------------------------------------------------------------------------------------
MFS Growth Series - Initial Class        Capital appreciation
------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Initial     Capital appreciation
 Class
------------------------------------------------------------------------------------------------MFS(TM) INVESTMENT
MFS New Discovery Series - Initial Class Capital appreciation                                   MANAGEMENT
------------------------------------------------------------------------------------------------
MFS Research Series - Initial Class      Capital appreciation
------------------------------------------------------------------------------------------------
MFS Total Return Series - Initial Class  Total return
------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund   Capital appreciation.                                  OPPENHEIMERFUNDS, INC.
 - Service Shares
---------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond Portfolio (U.S.       Maximum total return, consistent with preservation
 Dollar- Hedged) - Administrative Shares  of capital and prudent investment management.         PACIFIC INVESTMENT
------------------------------------------------------------------------------------------------MANAGEMENT COMPANY LLC
PIMCO Total Return Portfolio             Maximum total return, consistent with preservation
 - Administrative Shares                  of capital and prudent investment management.
------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Value Fund -     Capital growth. Current income is a secondary          PUTNAM INVESTMENT
 Class IB                                 objective.                                            MANAGEMENT, LLC
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio -  Substantial dividend income as well as long-term
 I                                        growth of capital through investments in the
                                          common stocks of established companies.
------------------------------------------------------------------------------------------------T. ROWE PRICE ASSOCIATES,
T. Rowe Price Mid-Cap Growth Portfolio   Long-term capital appreciation by investing in         INC.
 - I/(1)/                                 mid-cap stocks with potential for above-average
                                          earnings growth.
------------------------------------------------------------------------------------------------
T. Rowe Price New America Growth         Long-term growth of capital by investing primarily in
 Portfolio - I                            the common stocks of growth companies.
------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock        Long-term growth of capital through investments
 Portfolio - I                            primarily in the common stocks of established,        T. ROWE PRICE ASSOCIATES,
                                          non-U.S. companies.                                   INC.
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery Fund  Long-term capital appreciation.
                                                                                                WELLS FARGO FUNDS
                                                                                                MANAGEMENT, LLC
------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity     Long-term capital appreciation.                        SUB-ADVISOR: WELLS CAPITAL
 Fund(SM)                                                                                       MANAGEMENT INCORPORATED
------------------------------------------------------------------------------------------------


(1) Effective May 1, 2004, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective August 19, 2011, the Invesco V.I. Value Opportunities - Series I Sub-Account (formerly, Invesco V.I. Basic Value - Series I Sub-Account) closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account

                               17     PROSPECTUS
as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

(3) Effective as of January 27, 2012, the DWS Bond VIP - Class A Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date.

Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.


(4) Effective as of January 31, 2014, the Alger Mid-Cap Growth - Class I-2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.


Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying Prospectuses of the Portfolios for further information.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We will use the net Purchase Payments you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Some of the Portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Lincoln Benefit will bear the attendant expenses.

VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, before the Annuity Date, you are the person entitled to give voting instructions. After the Annuity Date, the payee is that person. Retirement plans, however, may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude

                               18     PROSPECTUS
that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.

ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Purchase Payments under the Contract. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:

   (a) to operate the Separate Account in any form permitted by law;

   (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

   (c) to transfer assets from one Sub-Account to another, or from any Sub-Account to our general account;

   (d) to add, combine, or remove Sub-Accounts in the Separate Account; and

   (e) to change the way in which we assess charges, as long as the total charges do not exceed the maximum amount that may be charged the Separate Account and the Portfolios in connection with the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.

THE FIXED ACCOUNT

GENERAL. You may allocate part or all of your Purchase Payments to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Loan payments may not be allocated to the Fixed Account(s). Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts. The Fixed Account may not be available in all states. Please contact us at 1-800-457-7617 for current information.

GUARANTEED MATURITY FIXED ACCOUNT OPTION. We will credit interest to each amount allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to this option. We will declare the interest rate that we will guarantee to credit to that amount for that Guarantee Period. Each amount allocated to a Guarantee Period under this option must be at least $500. We reserve the right to limit the number of additional Purchase Payments that may be allocated to this option.

We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may offer Guarantee Periods ranging from one to ten years in length. We will decide in our discretion which Guarantee Periods to offer. Currently, we offer Guarantee Periods of one, three, five, seven and ten years. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will credit interest daily to each amount allocated to a Guarantee Period under this option at a rate which compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

The following example illustrates how a Purchase Payment allocated to this option would grow, given an assumed Guarantee Period and effective annual interest rate:

                        EXAMPLE
                        Purchase Payment       $ 10,000
                        Guarantee Period        5 years
                        Effective Annual Rate      4.50%

                               19     PROSPECTUS

                                                         End of Contract Year
                                        ------------------------------------------------------
                                          Year 1     Year 2     Year 3     Year 4     Year 5
----------------------------------------------------------------------------------------------
Beginning Contract Value                $10,000.00
  X (1 + Effective Annual Rate)           X  1.045
                                        ----------
                                        $10,450.00

Contract Value at end of Contract Year             $10,450.00
  X (1 + Effective Annual Rate)                      X  1.045
                                                   ----------
                                                   $10,920.25

Contract Value at end of Contract Year                        $10,920.25
  X (1 + Effective Annual Rate)                                 X  1.045
                                                              ----------
                                                              $11,411.66

Contract Value at end of Contract Year                                   $11,411.66
  X (1 + Effective Annual Rate)                                            X  1.045
                                                                         ----------
                                                                         $11,925.19

Contract Value at end of Contract Year                                              $11,925.19
  X (1 + Effective Annual Rate)                                                       X  1.045
                                                                                    ----------
                                                                                    $12,461.82

Total Interest Credited During Guarantee Period = $2,461.82= ($12,461.82 - $10,000)

NOTE:This example assumes no withdrawals during the entire five-year Guarantee
     Period. If you were to make a partial withdrawal, you might be required to pay a Withdrawal Charge and the amount withdrawn might be increased or decreased by a Market Value Adjustment. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on relevant factors such as then current interest rates, regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. For current interest rate information, please contact us at 1-800-457-7617.

WE WILL DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE.

At the end of each Guarantee Period, we will mail you a notice asking you what to do with the relevant amount, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) take no action. If so, we will automatically keep the relevant amount in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period will be the same length as the expiring Guarantee Period and will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for Guarantee Periods of that length; or

2) allocate the relevant Contract Value to one or more new Guarantee Periods of your choice in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) instruct us to transfer all or a portion of the relevant amount to one or more Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) withdraw all or a portion of the relevant amount through a partial withdrawal. You may be required to pay a Withdrawal Charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. The amount withdrawn will be deemed to have been withdrawn on the day the Guarantee Period ends.

Under our Automatic Laddering Program, you may choose, in advance, to use Guarantee Periods of the same length for all renewals in the Guaranteed Maturity Fixed Account Option. You can select this program at any time during the Accumulation Period, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this program at any time.

MARKET VALUE ADJUSTMENT. We may increase or decrease the amount of some transactions involving your investment in the Guaranteed Maturity Fixed Account Option to include a Market Value Adjustment. The formula for determining Market Value Adjustments reflects changes in interest rates since the beginning of the relevant Guarantee Period. As a result, you will bear some of the investment risk on amounts allocated to the Guaranteed Maturity Fixed Account Option.

As a general rule, we will apply a Market Value Adjustment to the following transactions involving your Fixed Account balance:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option in an amount greater than the Free Withdrawal Amount, as described on page 32;


                               20     PROSPECTUS

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2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Sub-Accounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction, to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) you make a withdrawal to satisfy the IRS' required minimum distribution rules for this Contract; or

3) it is a transfer that is part of a Dollar Cost Averaging program.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment. This formula primarily compares:

1) the Treasury Rate at the time of the relevant transaction for a maturity equal in length to the relevant Guarantee Period; and

2) the Treasury Rate at the beginning of the Guarantee Period for a maturity equal in length to the Guarantee Period.

Generally, if the Treasury Rate at the beginning of the Guarantee Period is higher than the corresponding current Treasury Rate, then the Market Value Adjustment will increase the amount payable to you or transferred. Similarly, if the Treasury Rate at the beginning of the Guarantee Period is lower than the corresponding current Treasury Rate, then the Market Value Adjustment will reduce the amount payable to you or transferred.

For example, assume that you purchased a Contract and selected an initial Guarantee Period of five years and the five-year Treasury Rate for that duration is 4.50%. Assume that at the end of three years, you make a partial withdrawal. If, at that later time, the current five-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Similarly, if the current five-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may also allocate Purchase Payments to the Dollar Cost Averaging Fixed Account Option. We will credit interest to Purchase Payments allocated to this option for up to one year at the current rate that we declare when you make the allocation. The effective annual rate will never be less than 3%. You may not transfer funds to this option from the Sub-Accounts or the Guaranteed Maturity Fixed Account Option. We will follow your instructions in transferring amounts from this option to the Sub-Accounts or the Guaranteed Maturity Fixed Account Option on a monthly basis only, as described in "Automatic Dollar Cost Averaging Program" on page 15 of this prospectus.

ANNUITY BENEFITS
ANNUITY DATE. You may select the Annuity Date, which is the date on which annuity payments are to begin, in your application. The Annuity Date must always be the business day on or immediately following the tenth day of a calendar month.

The Annuity Date may be no later than the Latest Annuity Date. As a general rule, the Latest Annuity Date is on or immediately following the later of the 10th Contract Anniversary or the youngest Annuitant's 90th birthday. If your Contract was issued pursuant to a Qualified Plan, however, the Tax Code generally requires you to begin to take at least a minimum distribution by the later of:

..   the year of your separation from service; or

..   April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

If your Contract is issued pursuant to Section 408 of the Tax Code (traditional
IRAs), you must begin taking minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. No minimum distributions are required by the Tax Code for Contracts issued pursuant to
Section 408A (Roth IRAs).

If your Contract was purchased by a Qualified Plan, we may require you to annuitize by the date required by the Tax Code.

If you do not select an Annuity Date, the Latest Annuity Date will automatically become the Annuity Date. You may change the Annuity Date by writing to us at the address given on the first page of the prospectus.

ANNUITY OPTIONS. You may elect an Annuity Option at any time before the Annuity Date. As part of your election, you may choose the length of the applicable guaranteed payment period within the limits available for your chosen Option. If you do not select an Annuity Option, we will pay monthly annuity payments in accordance with the applicable default Option. The default Options are:

..   Option A with 10 years (120 months) guaranteed, if you have designated only one Annuitant; and

..   Option B with 10 years (120 months) guaranteed, if you have designated joint Annuitants.

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You may freely change your choice of Annuity Option, as long as you request the change at least thirty days before the Annuity Date.

Three Annuity Options are generally available under the Contract. Each is available in the form of:

..   a Fixed Annuity;

..   a Variable Annuity; or

..   a combination of both Fixed and Variable Annuity.

The three Annuity Options are:

OPTION A: LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay income payments to the Beneficiary until the guaranteed number of payments has been paid. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

OPTION B: JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay income payments to the Beneficiary until the guaranteed number of payments has been paid. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

OPTION C: PAYMENTS FOR A SPECIFIED PERIOD CERTAIN OF 5 YEARS TO 30 YEARS. We make periodic payments for the period you have chosen. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary. If you elect this option, and request Variable Annuity payments, you may at any time before the period expires request a lump sum payment. If you elected Variable Annuity payments, the lump sum payment will depend on:

..   the investment results of the Sub-Accounts you have selected,

..   the Contract Value at the time you elected annuitization, and

..   the length of the remaining period for which the payee would be entitled to payments.

No lump sum payment is available if you request Fixed Annuity payments. If you purchased your Contract under a retirement plan, you may have a more limited selection of Annuity Options to choose from. You should consult your Plan documents to see what is available.

If you choose Income Plan A or B, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

You may not "annuitize" your Contract for a lump sum payment. Instead, before the Annuity Date you may surrender your Contract for a lump sum. As described on page 30 below, however, we will subtract any applicable Withdrawal Charge and increase or decrease your surrender proceeds by any applicable Market Value Adjustment.

OTHER OPTIONS. We may have other Annuity Options available. You may obtain information about them by writing or calling us.

If your Contract is issued under Sections 401, 403(b), 408 or 408A of the Tax Code, we will only make payments to you and/or your spouse.

ANNUITY PAYMENTS: GENERAL. On the Annuity Date, we will apply the Annuitized Value of your Contract to the Annuity Option you have chosen. Your annuity payments may consist of Variable Annuity payments or Fixed Annuity payments or a combination of the two. We will determine the amount of your annuity payments as described in "Variable Annuity Payments" and "Fixed Annuity Payments" beginning on page 23.

You must notify us in writing at least 30 days before the Annuity Date how you wish to allocate your Annuitized Value between Variable Annuity and Fixed Annuity payments. You must apply at least the Contract Value in the Fixed Account on the Annuity Date to Fixed Annuity payments. If you wish to apply any portion of your Fixed Account balance to your Variable Annuity payments, you should plan ahead and transfer that amount to the Sub-Accounts prior to the Annuity Date. If you do not tell us how to allocate your Contract Value among Fixed and Variable Annuity payments, we will apply your Contract Value in the Separate Account to Variable Annuity payments and your Contract Value in the Fixed Account to Fixed Annuity payments.

Annuity payments begin on the Annuity Date. We make subsequent annuity payments on the tenth of the month or, if the NYSE is closed on that day, the next day on which the NYSE is open for business.

Annuity payments will be made in monthly, quarterly, semi-annual or annual installments as you select. If the amount available to apply under an Annuity Option is less than $5,000, however, and state law permits, we may pay you a lump sum instead of the periodic payments you have chosen. In addition, if the first annuity payment would be less than $50, and state law permits us, we may

                               22     PROSPECTUS

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reduce the frequency of payments so that the initial payment will be at least
$50.

We may defer for up to 15 days the payment of any amount attributable to a Purchase Payment made by check to allow the check reasonable time to clear.

YOU MAY NOT WITHDRAW CONTRACT VALUE DURING THE ANNUITY PERIOD, IF WE ARE MAKING PAYMENTS TO YOU UNDER ANY ANNUITY OPTION, SUCH AS OPTION A OR B ABOVE, INVOLVING PAYMENT TO THE PAYEE FOR LIFE OR ANY COMBINATION OF PAYMENTS FOR LIFE AND MINIMUM GUARANTEE PERIOD FOR A PREDETERMINED NUMBER OF YEARS.

VARIABLE ANNUITY PAYMENTS. One basic objective of the Contract is to provide Variable Annuity Payments which will to some degree respond to changes in the economic environment. The amount of your Variable Annuity Payments will depend upon the investment results of the Sub-Accounts you have selected, any premium taxes, the age and sex of the Annuitant, and the Annuity Option chosen. We guarantee that the Payments will not be affected by (1) actual mortality experience and (2) the amount of our administration expenses.

We cannot predict the total amount of your Variable Annuity payments. The Variable Annuity payments may be more or less than your total Purchase Payments because (a) Variable Annuity payments vary with the investment results of the underlying Portfolios; and (b) Annuitants may die before their actuarial life expectancy is achieved.

The length of any guaranteed payment period under your selected Annuity Option will affect the dollar amounts of each Variable Annuity payment. As a general rule, longer guarantee periods result in lower periodic payments, all other things being equal. For example, if a life Annuity Option with no minimum guaranteed payment period is chosen, the Variable Annuity payments will be greater than Variable Annuity payments under an Annuity Option for a minimum specified period and guaranteed thereafter for life.

The investment results of the Sub-Accounts to which you have allocated your Contract Value will also affect the amount of your periodic payment. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3 1/2%. If the actual net investment return is less than the assumed investment rate, then the dollar amount of the Variable Annuity payments will decrease. The dollar amount of the Variable Annuity payments will stay level if the net investment return equals the assumed investment rate and the dollar amount of the Variable Annuity payments will increase if the net investment return exceeds the assumed investment rate. You should consult the Statement of Additional Information for more detailed information as to how we determine Variable Annuity Payments.

FIXED ANNUITY PAYMENTS. You may choose to apply a portion of your Annuitized Value to provide Fixed Annuity payments. We determine the Fixed Annuity payment amount by applying the applicable Annuitized Value to the Annuity Option you have selected.

As a general rule, subsequent Fixed Annuity payments will be equal in amount to the initial payment. However, as described in "Transfers During the Annuity Period" below, after the Annuity Date, you will have a limited ability to increase the amount of your Fixed Annuity payments by making transfers from the Sub-Accounts.

We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit any applicable interest at a rate at least as high as state law requires.

TRANSFERS DURING THE ANNUITY PERIOD. During the Annuity Period, you will have a limited ability to make transfers among the Sub-Accounts so as to change the relative weighting of the Sub-Accounts on which your Variable Annuity payments will be based. In addition, you will have a limited ability to make transfers from the Sub-Accounts to increase the proportion of your annuity payments consisting of Fixed Annuity payments. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

You may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Sub-Accounts or make transfers from the Sub-Accounts to increase your Fixed Annuity payments. Your transfers must be at least six months apart.

DEATH BENEFIT DURING ANNUITY PERIOD. If any Contract Owner dies after the Annuity Date, the successor Contract Owner will receive any guaranteed annuity payments scheduled to continue. If the successor Owner dies before all of the guaranteed payments have been made, we will continue the guaranteed payments to the Beneficiary(ies). After annuity payments begin, upon the death of the Annuitant and any Joint Annuitant, we will make any remaining guaranteed payments to the Beneficiary. The amount and number of these guaranteed payments will depend on the Annuity Option in effect at the time of the Annuitant's death. After the Annuitant's death, any remaining guaranteed payments will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant's death.

CERTAIN EMPLOYEE BENEFIT PLANS. The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment related situations, employers are required

                               23     PROSPECTUS
by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

OTHER CONTRACT BENEFITS
DEATH BENEFIT: GENERAL.  We will pay a distribution on death, if:

1) the Contract is in force;

2) annuity payments have not begun; and

3) either:

    (a)any Owner dies; or

    (b)any Annuitant dies and the Owner is a non-living person.

DUE PROOF OF DEATH. A complete request for settlement of the Death Proceeds must be submitted before the Annuity Date. Where there are multiple Beneficiaries, we will value the Death Benefit at the time the first Beneficiary submits a complete request for settlement of the Death Proceeds. A complete request must include "Due Proof of Death". We will accept the following documentation as Due Proof of Death:

..   a certified original copy of the Death Certificate;

..   a certified copy of a court decree as to the finding of death; or

..   a written statement of a medical doctor who attended the deceased at the time of death.

In addition, in our discretion we may accept other types of proof.

DEATH PROCEEDS. If we receive a complete request for settlement of the Death Proceeds within 180 days of the date of your death, the Death Proceeds are equal to the Death Benefit described below. Otherwise, the Death Proceeds are equal to the greater of the Contract Value or the Surrender Value. We reserve the right to waive or extend, on a nondiscriminatory basis, the 180-day period in which the Death Proceeds will equal the Death Benefit as described below. This right applies only to the amount payable as Death Proceeds and in no way restricts when the claim may be filed.

DEATH BENEFIT AMOUNT. The standard Death Benefit under the Contract is the greatest of the following:

1) the total Purchase Payments, less a withdrawal adjustment for any prior partial withdrawals;

2) the Contract Value on the date as of which we calculate the Death Benefit.

3) the Surrender Value;

4) the Contract Value on the seventh Contract Anniversary and each subsequent Contract Anniversary evenly divisible by seven, increased by the total Purchase Payments since that anniversary and reduced by a withdrawal adjustment for any partial withdrawals since that anniversary.

The withdrawal adjustment for the Death Benefit will equal (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the value of the applicable Death Benefit immediately before the withdrawal.

As described on page 26, you may add optional riders that in some circumstances may increase the Death Benefit under your contract.

DEATH BENEFIT PAYMENTS

1. If your spouse is the sole beneficiary:

   (a) Your spouse may elect to receive the Death Proceeds in a lump sum; or

   (b) Your spouse may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of your spouse; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse; or

   (iii) over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.

   (b) If your spouse chooses to continue the Contract, or does not elect one of these options, then the Contract will continue in the Accumulation Period as if the death had not occurred. If the Contract is continued in the Accumulation Period, the following conditions apply.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the Death Proceeds, except that any portion of this excess attributable to the fixed account options will be allocated to the Money Market Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Sub-Accounts;

                               24     PROSPECTUS

   (ii) transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as the free transfer allowed each calendar month and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge or Market Value Adjustment.

Prior to the Annuity Date, the death benefit of the continued Contract will be as defined in the Death Benefit provision.

Only one spousal continuation is allowed under this Contract.

If there is no Annuitant at that time, the new Annuitant will be the surviving spouse.

2. If the Beneficiary is not your spouse but is a living person:

   (a) The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

   (b) The Beneficiary may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of the Beneficiary; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary; or

   (iii) over the life of the Beneficiary with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary.

   (c) If the Beneficiary does not elect one of the options above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Sub-Account and the Contract Value will be adjusted accordingly. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 13 and Transfer Fees on page 31 during this 5-year period.

The Beneficiary may not pay additional purchase payments into the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5-year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

If the Beneficiary dies before the complete liquidation of the Contract Value, then the Beneficiary's named Beneficiary(ies) will receive the greater of the Surrender Value or the remaining Contract Value. This amount must be liquidated as a lump sum within 5 years of the date of the original Contract Owner's death.

3. If the Beneficiary is a corporation or other type of non-living person:

   (a) The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

   (b) If the Beneficiary does not elect to receive the option above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Sub-Account. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 13 and Transfer Fees on page 31 during this 5-year period.

The Beneficiary may not pay additional purchase payments into the contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any Beneficiary is a non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Under any of these options, all contract rights, subject to any restrictions previously placed upon the Beneficiary, are available to the Beneficiary from the date of your death to the date on which the Death Proceeds are paid.

Different rules may apply to Contracts issued in connection with Qualified
Plans.

We offer different optional riders under this Contract. If you elect an optional rider, we will charge you a higher mortality and expense charge. We may discontinue offering one or more Riders at any time. The benefits under the Riders are described below. The benefits in the riders discussed below may not be available in all states. For example, the Enhanced Death Benefit, Enhanced Income Benefit and all versions of the Enhanced Death and Income Benefit riders issued in Washington state do not contain the Enhanced Death Benefit B or Enhanced Income Benefit B provisions that are described below. Further they may be offered in

                               25     PROSPECTUS
certain states as a benefit of the base contract rather than as a separate rider. In those states, the expense charge will remain the same for the benefit.

ENHANCED DEATH BENEFIT RIDER: When you purchase your Contract, you may select the Enhanced Death Benefit Rider. This Rider is available if the oldest Owner or Annuitant is age 80 or less at issue. If you are not an individual, the Enhanced Death Benefit applies only to the Annuitant's death. As described below, we will charge a higher mortality and expense risk charge if you select this Rider. If you select this Rider, the Death Benefit will be the greater of the value provided in your Contract or the Enhanced Death Benefit. The Enhanced Death Benefit will be the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B, defined below.

ENHANCED INCOME BENEFIT RIDER: When you purchase your Contract you may select the Enhanced Income Benefit Rider if available in your state. Lincoln Benefit Life no longer offers this Rider in most states. This Rider is available if the oldest Owner or Annuitant is age 75 or less at issue. If you select this Rider, you may be able to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the greater of Enhanced Income Benefit A or Enhanced Income Benefit B, defined below, on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

   (a) on or after the tenth Contract Anniversary;

   (b) before the Annuitant's age 90; and

   (c) within a 30-day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the Contract for either a single life with a period certain, or joint lives with a period certain of at least:

   (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

   (b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

The Enhanced Income Benefit under this Rider only applies to the determination of income payments under the income options described above. It is not a guarantee of Contract Value or performance. The benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. In addition, under some circumstances, you will receive higher initial income payments by applying your Contract Annuitized Value to one of the standard Annuity Options instead of utilizing this optional benefit. If you surrender your Contract, you will not receive any benefit under this Rider.

ENHANCED INCOME BENEFIT A. At issue, the Enhanced Income Benefit A is equal to the initial purchase payment. After issue, Enhanced Income Benefit A is recalculated as follows:

..   When you make a Purchase Payment, we will increase the Enhanced Income
    Benefit A by the amount of your Purchase Payment;

..   When you make a withdrawal, we will decrease Enhanced Income Benefit A by a withdrawal adjustment as defined below;

..   On each Contract Anniversary, the Enhanced Income Benefit A is equal to the greater of the Contract Value or the most recently calculated Enhanced Income Benefit A.

If you do not make any additional Purchase Payments or withdrawals, the Enhanced Income Benefit A will be the greatest of all Contract Anniversary Contract Values prior to the date we calculate the Enhanced Income Benefit.

We will continuously adjust Enhanced Income Benefit A; as described above, until the oldest Contract Owner's 85th birthday, or if the Contract Owner is not a living individual, the oldest Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Income Benefit A only for Purchase Payments and withdrawals.

ENHANCED INCOME BENEFIT B. Enhanced Income Benefit B is equal to your total Purchase Payments reduced by any withdrawal adjustments, accumulated daily at an effective annual interest rate of 5% per year, until the earlier of:

   (a) the date we determine the income benefit;

   (b) the first day of the month following the oldest Contract Owner's 85th birthday, or the first day of the month following the oldest Annuitant's 85th birthday, if the Contract Owner is not a living individual.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c) where,

   (a) is the withdrawal amount;

   (b) is the Contract Value immediately prior to the withdrawal;

   (c) is the most recently calculated Enhanced Income Benefit A or B, as applicable.

ENHANCED DEATH AND INCOME BENEFIT RIDER II:   When you purchase your Contract
and if available in your state, you may select the Enhanced Death and Income Benefit Rider II. Lincoln Benefit Life no longer

                               26     PROSPECTUS
offers this Rider in most states. This Rider is available if the oldest Owner or Annuitant is age 75 or less at issue. This Rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B, defined below, on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

   (a) on or after the tenth Contract Anniversary;

   (b) before the Annuitant's age 90; and

   (c) within a 30-day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the contract for either a single life with a period certain, or joint lives with a period certain of at least:

   (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

   (b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

ENHANCED DEATH AND INCOME BENEFIT RIDER. This Rider was previously available if the oldest Owner or Annuitant is age 75 or less at issue. This rider is no longer available. This Rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the value of the Enhanced Death Benefit on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is on or after the tenth Contract Anniversary, but before the Annuitant's age
90. On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for payments guaranteed for either a single life with a period certain or joint lives with a period certain of at least:

   (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

   (b) at least 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

ENHANCED DEATH BENEFIT A. At issue, Enhanced Death Benefit A is equal to the initial Purchase Payment. After issue, Enhanced Death Benefit A is adjusted whenever you pay a Purchase Payment or make a withdrawal and on each Contract Anniversary as follows:

..   When you pay a Purchase Payment, we will increase Enhanced Death Benefit A by the amount of the Purchase Payment;

..   When you make a withdrawal, we will decrease Enhanced Death Benefit A by a withdrawal adjustment, as described below; and

..   On each Contract Anniversary, we will set Enhanced Death Benefit A equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Enhanced Death Benefit A.

If you do not pay any additional purchase payments or make any withdrawals, Enhanced Death Benefit A will equal the greatest of the Contract Value on the Issue Date and all Contract Anniversaries prior to the date we calculate any death benefit.

We will continuously adjust Enhanced Death Benefit A as described above until the oldest Contract Owner's 85th birthday or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Death Benefit A only for Purchase Payments and withdrawals.

ENHANCED DEATH BENEFIT B. Enhanced Death Benefit B is equal to your total Purchase Payments, reduced by any withdrawal adjustments, accumulated daily at an effective annual rate of 5% per year, until the earlier of:

   (a) the date we determine the death benefit,

   (b) the first day of the month following the oldest Contract Owner's 85th birthday; or

   (c) the first day of the month following the oldest Annuitant's 85th birthday, if the Contract Owner is not a living individual.

Thereafter, we will only adjust Enhanced Death Benefit B to reflect additional Purchase Payments and withdrawals. Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any nonforfeiture laws that govern the Contract.

The withdrawal adjustment for both Enhanced Death Benefit A and Enhanced Death Benefit B will equal

                               27     PROSPECTUS

(a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the most recently calculated Enhanced Benefit A or B, as appropriate.

BENEFICIARY. You name the Beneficiary. You may name a Beneficiary in the application. You may also name one or more contingent Beneficiaries who are entitled to receive benefits under the contract if all primary Beneficiaries are deceased at the time a Contract Owner, or Annuitant if the Contract Owner is not a living person, dies. You may change the Beneficiary or add additional Beneficiaries at any time before the Annuity Date. We will provide a form to be signed and filed with us.

Your changes in Beneficiary take effect when we accept them, effective as of the date you signed the form. Until we accept your change instructions, we are entitled to rely on your most recent instructions in our files. We are not liable for making a payment to a Beneficiary shown in our files or treating that person in any other respect as the Beneficiary prior to accepting a change. Accordingly, if you wish to change your beneficiary, you should deliver your instructions to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

..   your spouse if he or she is still alive; or, if he or she is no longer alive,

..   your surviving children equally; or if you have no surviving children,

..   your estate.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Contract Owner or Annuitant, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original shares of the remaining beneficiaries.

If more than one Beneficiary shares in the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share. Each Beneficiary will exercise all rights related to his or her share, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all beneficiaries will be considered to be non-living persons.

You may specify that the Death Benefit be paid under a specific income Plan by submitting a written request to our Service Center. If you so request, your Beneficiary may not change to a different Income Plan or lump sum. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the changes.

Different rules may apply to Contracts issued in connection with Qualified
Plans.

CONTRACT LOANS FOR 403(B) CONTRACTS. Subject to the restrictions described below, we will make loans to the Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Tax Code. Loans are not available under Non-Qualified Contracts. We will only make loans after the free look period and before annuitization. All loans are subject to the terms of the Contract, the relevant Plan, and the Tax Code, which impose restrictions on loans.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the Surrender Value of your Contract on the date of the loan. In addition, we will not make a loan to you if the total of the requested loan and all of the plan participant's Contract loans under TSA plans is more than the lesser of (a) or (b) where:

   (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

   (b) equals the greater of $10,000 or half of the Surrender Value.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Some of these requirements are stated in Section 72 of the Tax Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Separate Account and/or the Fixed Account to the Loan Account as collateral for the loan. We will transfer to the Loan Account amounts from the Separate Account in proportion to the assets in each Sub-Account. If your loan amount is greater than your Contract Value in the Sub-Accounts, we will transfer the remaining required collateral from the Guaranteed Maturity Fixed Account Options. If your loan amount is greater than your contract value in the Sub-Accounts and the Guaranteed Maturity Fixed Account Options, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Option.


                               28     PROSPECTUS

We will not charge a Withdrawal Charge on the loan or on the transfer from the Sub-Accounts or the Fixed Account. We may, however, apply a Market Value Adjustment to a transfer from the Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Sub-Accounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

1) the Death Proceeds;

2) surrender proceeds;

3) the amount available for partial withdrawal;

4) the amount applied on the Annuity Date to provide annuity payments; and

5) the amount applied on the Annuity Date to provide annuity payments under the Enhanced Income Benefit Rider, Enhanced Death and Income Benefit Rider, or the Enhanced Death and Income Benefit Rider II.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Sub-Account(s) in the proportion that you have selected for Purchase Payments. Allocations of loan payments are not permitted to the Fixed Accounts (Guaranteed Maturity Fixed Account and Dollar Cost Averaging Fixed Account Option). If your Purchase Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the Fidelity Money Market Sub-Account.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. We will capitalize interest on a loan in default.

If the total loan balance exceeds the Surrender Value, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.

WITHDRAWALS (REDEMPTIONS). Except as explained below, you may redeem a Contract for all or a portion of its Contract Value before the Annuity Date. We may impose a Withdrawal Charge, which would reduce the amount paid to you upon redemption. The Withdrawal Charges are described on page 32. Withdrawals from the Fixed Account may be increased or decreased by a Market Value Adjustment, as described in "Market Value Adjustment" on page 20.

In general, you must withdraw at least $50 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Sub-Account. If your request for a partial withdrawal would reduce the Contract Value to less than $500, we may treat it as a request for a withdrawal of your entire Contract Value, as described in "Minimum Contract Value" on page 31. Your Contract will terminate if you withdraw all of your Contract Value.

Withdrawals taken prior to annuitization are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distribution of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

We may be required to withhold 20% of withdrawals and distributions from Contracts issued in connection with certain Qualified Plans, as described on page 40.

To make a withdrawal, you must send us a written withdrawal request or systematic withdrawal program enrollment form. You may obtain the required forms from us at the address and phone number given on the first page of this prospectus.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to

                               29     PROSPECTUS
enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

For partial withdrawals, you may allocate the amount among the Sub-Accounts and the Fixed Accounts. If we do not receive allocation instructions from you, we usually will allocate the partial withdrawal proportionately among the Sub-Accounts and the Guaranteed Maturity Fixed Account Options based upon the balance of the Sub-Accounts and the Guaranteed Maturity Fixed Account Options, with any remainder being distributed from the Dollar Cost Averaging Fixed Account Option. You may not make a partial withdrawal from the Fixed Account in an amount greater than the total amount of the partial withdrawal multiplied by the ratio of the value of the Fixed Account to the Contract Value immediately before the partial withdrawal.

If you request a total withdrawal, you must send us your Contract. The
Surrender Value will equal the Contract Value minus any applicable Withdrawal Charge and adjusted by any applicable Market Value Adjustment. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract as described on page 31. We determine the Surrender Value based on the Contract Value next computed after we receive a properly completed surrender request. We will usually pay the Surrender Value within seven days after the day we receive a completed request form. However, we may suspend the right of withdrawal from the Separate Account or delay payment for withdrawals for more than seven days in the following circumstances:

1) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of Accumulation Unit Values is not reasonably practicable; or

3) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment from the Fixed Account for more than 30 days, we will pay interest as required by applicable law.

You may withdraw amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Tax
Code) only in the following circumstances:

1) when you attain age 59 1/2;

2) when you terminate your employment with the plan sponsor;

3) upon your death;

4) upon your disability as defined in Section 72(m)(7) of the Tax Code;

5) or in the case of hardship.

If you seek a hardship withdrawal, you may only withdraw amounts attributable to your Purchase Payments; you may not withdraw any earnings. These limitations on withdrawals apply to:

1) salary reduction contributions made after December 31, 1988;

2) income attributable to such contributions; and

3) income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect transfers between certain
Qualified Plans. Additional restrictions and limitations may apply to distributions from any Qualified Plan. Tax penalties may also apply. You should seek tax advice regarding any withdrawals or distributions from Qualified Plans.

SYSTEMATIC WITHDRAWAL PROGRAM. If your Contract is a non-Qualified Contract or IRA, you may participate in our Systematic Withdrawal Program. You must complete an enrollment form and send it to us. You must complete the withholding election section of the enrollment form before the systematic withdrawals will begin. You may choose withdrawal payments of a flat dollar amount, earnings, or a percentage of Purchase Payments. You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis. Systematic withdrawals will be deducted from your Sub-Account and Fixed Account balances, excluding the Dollar Cost Averaging Fixed Account, on a pro rata basis.

Depending on fluctuations in the net asset value of the Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. The minimum amount of each systematic withdrawal is $50.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

ERISA PLANS. A married participant may need spousal consent to receive a distribution from a Contract issued in connection with a Qualified Plan or a Non-Qualified

                               30     PROSPECTUS

Plan covered by to Title 1 of ERISA. You should consult an adviser.

MINIMUM CONTRACT VALUE. If as a result of withdrawals your Contract Value would be less than $500 and you have not made any Purchase Payments during the previous three full calendar years, we may terminate your Contract and distribute its Surrender Value to you. Before we do this, we will give you 60 days notice. We will not terminate your Contract on this ground if the Contract Value has fallen below $500 due to either a decline in Accumulation Unit Value or the imposition of fees and charges. In addition, in some states we are not permitted to terminate Contracts on this ground. Different rules may apply to Contracts issued in connection with Qualified Plans.

CONTRACT CHARGES
We assess charges under the Contract in three ways:

1) as deductions from Contract Value for contract maintenance charges and, if applicable, for premium taxes;

2) as charges against the assets of the Separate Account for administrative expenses and for the assumption of mortality and expense risks; and

3) as Withdrawal Charges (contingent deferred sales charges) subtracted from withdrawal and surrender payments.

In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. Those fees and expenses are summarized in the Fee Tables on page 5, and described more fully in the Prospectuses and Statements of Additional Information for the Portfolios.

MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from each Sub-Account during each Valuation Period. The mortality and expense risk charge is equal, on an annual basis, to 1.15% of the average net asset value of each Sub-Account. The mortality risks arise from our contractual obligations:

1) to make annuity payments after the Annuity Date for the life of the Annuitant(s);

2) to waive the Withdrawal Charge upon your death; and

3) to provide the Death Benefit prior to the Annuity Date. A detailed explanation of the Death Benefit may be found beginning on page 24.

The expense risk is that it may cost us more to administer the Contracts and the Separate Account than we receive from the contract maintenance charge and the administrative expense charge. We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Period and the Annuity Period.

If you select the Enhanced Death Benefit Rider, your mortality and expense risk charge will be 1.35% of average net asset value of each Sub-Account. If you select the Enhanced Income Rider, your mortality and expense risk charge will be 1.50% of average daily net asset value of each Sub-Account. If you select the Enhanced Death and Income Benefit Rider, your mortality and expense risk charge will be 1.55% of average daily net asset value of each Sub-Account. If you select the Enhanced Death and Income Benefit Rider II, your mortality and expense risk charge will be 1.70% of average daily net asset value of each Sub-Account. We charge a higher mortality and expense risk charge for the Riders to compensate us for the additional risk that we accept by providing the Riders. We will calculate a separate Accumulation Unit Value for the base Contract, and for Contracts with each type of Rider, in order to reflect the difference in the mortality and expense risk charges.

ADMINISTRATIVE CHARGES.

CONTRACT MAINTENANCE CHARGE. We charge an annual contract maintenance charge of $35 on your Contract. The amount of this charge is guaranteed not to increase. This charge reimburses us for our expenses incurred in maintaining your Contract.

Before the Annuity Date, we assess the contract maintenance charge on each Contract Anniversary. To obtain payment of this charge, on a pro rata basis we will allocate this charge among the Sub-Accounts to which you have allocated your Contract Value, and redeem Accumulation Units accordingly. We will waive this charge if you pay more than $50,000 in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account. If you surrender your Contract, we will deduct the full $35 charge as of the date of surrender, unless your Contract qualifies for a waiver.

After the Annuity Date and if allowed in your state, we will subtract this charge in equal parts from each of your annuity payments. We will waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all of your annuity payments are Fixed Annuity payments.

ADMINISTRATIVE EXPENSE CHARGE. We deduct an administrative expense charge from each Sub-Account during each Valuation Period. This charge is equal, on an annual basis, to 0.10% of the average net asset value of the Sub-Accounts. This charge is designed to compensate us for the cost of administering the Contracts and the Separate Account. The administrative expense charge is assessed during both the Accumulation Period and the Annuity Period.

TRANSFER FEE. We currently are waiving the transfer fee. The Contract, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee. We will not charge a transfer fee on transfers that

                               31     PROSPECTUS
are part of a Dollar Cost Averaging or Portfolio Rebalancing program.

The transfer fee will be deducted from Contract Value that remains in the Subaccount(s) or Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

SALES CHARGES.

WITHDRAWAL CHARGE. We may charge a Withdrawal Charge, which is a contingent deferred sales charge, upon certain withdrawals.

As a general rule, the Withdrawal Charge equals a percentage of Purchase Payments withdrawn that are: (a) less than seven years old; and (b) not eligible for a free withdrawal. The applicable percentage depends on how many years ago you made the Purchase Payment being withdrawn, as shown in this chart:

                                        WITHDRAWAL CHARGE
                      CONTRIBUTION YEAR    PERCENTAGE
                      First and Second          7%
                      Third and Fourth          6%
                           Fifth                5%
                           Sixth                4%
                          Seventh               3%
                      Eighth and later          0%

When we calculate the Withdrawal Charge, we do not take any applicable Market Value Adjustment into consideration. Beginning on January 1, 2004, if you make a withdrawal before the Annuity Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

We subtract the Withdrawal Charge from the Contract Value remaining after your withdrawal. As a result, the decrease in your Contract Value will be greater than the withdrawal amount requested and paid.

For purposes of determining the Withdrawal Charge, the Contract Value is deemed to be withdrawn in the following order:

FIRST. Earnings - the current Contract Value minus all Purchase Payments that have not previously been withdrawn;

SECOND. "Old Purchase Payments" - Purchase Payments received by us more than seven years before the date of withdrawal that have not been previously withdrawn;

THIRD. Any additional amounts available as a "Free Withdrawal," as described on page 32;

FOURTH. "New Purchase Payments" - Purchase Payments received by us less than seven years before the date of withdrawal. These Payments are deemed to be withdrawn on a first-in, first-out basis.

No Withdrawal Charge is applied in the following situations:

..   on annuitization;

..   the payment of a Death Benefit;

..   a free withdrawal amount, as described on page 32;

..   certain withdrawals for Contracts issued under 403(b) plans or 401 plan under our prototype as described on page 33;

..   withdrawals taken to satisfy IRS minimum distribution rules;

..   withdrawals that qualify for one of the waiver benefits described on page
    33; and

..   withdrawal under Contracts issued to employees of Lincoln Benefit Life
    Company or its affiliates, Surety Life Insurance Company and Allstate Financial Services, L.L.C., or to their spouses or minor children if those individuals reside in the State of Nebraska.

We will never waive or eliminate a Withdrawal Charge where such waiver or elimination would be unfairly discriminatory to any person or where it is prohibited by state law.

We may waive withdrawal charges if this Contract is surrendered, and the entire proceeds of the surrender are directly used to purchase a new Contract also issued by us or any affiliated company. Such waivers will be granted on a non-discriminatory basis.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The amount of your withdrawal may be affected by a Market Value Adjustment. Additional restrictions may apply to Contracts held in Qualified Plans. We outline the tax requirements applicable to withdrawals on page 36. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

FREE WITHDRAWAL. Withdrawals of the following amounts are never subject to the Withdrawal Charge:

.. In any Contract Year, the greater of: (a) earnings that have not previously been withdrawn; or (b) 15 percent of New Purchase Payments; and


                               32     PROSPECTUS

..  Any Old Purchase Payments that have not been previously withdrawn.

However, even if you do not owe a Withdrawal Charge on a particular withdrawal, you may still owe taxes or penalty taxes, or be subject to a market Value Adjustment. The tax treatment of withdrawals is summarized on page 36.

WAIVER BENEFITS

GENERAL. If approved in your state, we will offer the three waiver benefits described below. In general, if you qualify for one of these benefits, we will permit you to make one or more partial or full withdrawals without paying any otherwise applicable Withdrawal Charge or Market Value Adjustment. While we have summarized those benefits here, you should consult your Contract for the precise terms of the waiver benefits.

Some Qualified Plans may not permit you to utilize these benefits. Also, even if you do not need to pay our Withdrawal Charge because of these benefits, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

CONFINEMENT WAIVER BENEFIT. Under this benefit, we will waive the Withdrawal Charge and Market Value Adjustment on all withdrawals under your Contract if the following conditions are satisfied:

1) Any Contract Owner or the Annuitant, if the Contract is owned by a company or other legal entity, is confined to a long term care facility or a hospital for at least 90 consecutive days. The Owner or Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2) You request the withdrawal no later than 90 days following the end of the Owner or Annuitant's stay at the long term care facility or hospital. You must provide written proof of the stay with your withdrawal request; and

3) A physician must have prescribed the stay and the stay must be medically necessary.

You may not claim this benefit if the physician prescribing the Owner or Annuitant's stay in a long term care facility is the Owner or Annuitant or a member of the Owner or Annuitant's immediate family.

TERMINAL ILLNESS WAIVER BENEFIT. Under this benefit, we will waive any Withdrawal Charge and Market Value Adjustment on all withdrawals under your Contract if, at least 30 days after the Issue Date, you, or the Annuitant if the Owner is not a living person, are diagnosed with a terminal illness. We may require confirmation of the diagnosis as provided in the Contract.

UNEMPLOYMENT WAIVER BENEFIT. Under this benefit, we will waive any Withdrawal Charge and Market Value Adjustment on one partial or full withdrawal from your Contract, if you meet the following requirements:

1) you become unemployed at least 1 year after the Issue Date;

2) you receive unemployment compensation for at least 30 consecutive days as a result of that unemployment; and

3) you claim this benefit within 180 days of your initial receipt of unemployment compensation.

You may exercise this benefit once before the Annuity Date.

WAIVER OF WITHDRAWAL CHARGE FOR CERTAIN QUALIFIED PLAN WITHDRAWALS. For Contracts issued under a Section 403(b) plan or a Section 401 plan under our prototype, we will waive the Withdrawal Charge when:

1) the Annuitant becomes disabled (as defined in Section 72(m)(7)) of the Tax Code;

2) the Annuitant reaches age 59 1/2 and at least 5 Contract Years have passed since the Contract was issued;

3) at least 15 Contract Years have passed since the Contract was issued.

Our prototype is a Section 401 Defined Contribution Qualified Retirement plan. This plan may be established as a Money Purchase plan, a Profit Sharing plan, or a paired plan (Money Purchase and Profit Sharing). For more information about our prototype plan, call us at 1-800-457-7617.

PREMIUM TAXES. We will charge premium taxes or other state or local taxes against the Contract Value, including Contract Value that results from amounts transferred from existing policies (Section 1035 exchange) issued by us or other insurance companies. Some states assess premium taxes when Purchase Payments are made; others assess premium taxes when annuity payments begin. We will deduct any applicable premium taxes upon full surrender, death, or annuitization. Premium taxes generally range from 0% to 3.5%.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES. We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the

                               33     PROSPECTUS

Sub-Accounts to which you allocate your Contract value. For a summary of current estimates of those charges and expenses, see page 5. For more detailed information about those charges and expenses, please refer to the prospectuses for the appropriate Portfolios. We receive compensation from the investment advisers or administrators or the Portfolios in connection with administrative service and cost savings experienced by the investment advisers or administrators. We collect this compensation under agreements between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

                               34     PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Separate Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Separate Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Separate Account, then Lincoln Benefit may impose a charge against the Separate Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Separate Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Lincoln Benefit is considered the owner of the Separate Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of

                               35     PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

PARTIAL ANNUITIZATION

Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are

                               36     PROSPECTUS
   satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.

There are several unanswered questions regarding the scope and impact of the Windsor case both as to the application of federal and state tax law. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).

Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

MEDICARE TAX ON NET INVESTMENT INCOME.   The Patient Protection and Affordable
Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange

                               37     PROSPECTUS
of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and

                               38     PROSPECTUS
other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

                               39     PROSPECTUS

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs),

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. Prior law provided a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. As of the beginning of 2014, this provision has expired and has not been extended. It is possible that Congress will extend this provision retroactively to include some or all of 2014.


                               40     PROSPECTUS

For distributions in tax years beginning after 2005 and before 2014, these rules provided an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Per IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA. (SEP IRA) Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish

                               41     PROSPECTUS

SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.


TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Lincoln Benefit no longer issues annuity contracts to 457 plans.

                               42     PROSPECTUS

DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

LINCOLN BENEFIT LIFE COMPANY


Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 S. 84th Street, Lincoln, NE 68506-4142. Lincoln Benefit is a wholly-owned subsidiary of Resolution Life, Inc., a Delaware corporation, which is a wholly-owned, indirect subsidiary of Resolution Life, L.P. (the "Limited Partnership"), a Bermuda limited partnership.


We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.


The Company has reinsurance agreements whereby certain premiums, contract charges, interest credited to contractholder funds, benefits and expenses are ceded to Allstate Life Insurance Company ("Allstate Life"), Lincoln Benefit Reinsurance Company and other non-affiliated reinsurers.

Under our reinsurance agreement with Allstate Life, in effect through the date of the Company's acquisition by Resolution Life, Inc., substantially all contract related transactions were transferred to Allstate Life, and substantially all of the assets backing our reinsured liabilities were owned by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that were not transferred to Allstate Life under the reinsurance agreement. These assets represented our general account and were invested and managed by Allstate Life prior to the acquisition. While the reinsurance agreement provided us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

On April 1, 2014, all of the capital stock in Lincoln Benefit was acquired by Resolution Life, Inc., pursuant to a Stock Purchase Agreement by and among Allstate Life, Resolution Holdings, Inc. ("Resolution Holdings") and the Limited Partnership. Immediately prior to that closing, Lincoln Benefit signed a Partial Commutation Agreement with Allstate Life (the "Partial Commutation Agreement"), whereby we recaptured certain business previously reinsured to Allstate Life, including (a) all of the fixed deferred annuity, value adjusted deferred annuity and indexed deferred annuity business written by the Company that was previously reinsured to Allstate Life, (b) all of the life insurance business written by the Company through independent producers that was previously reinsured to Allstate Life, other than certain specified life business, and (c) all of the net liability of the Company with respect to the accident and health and long-term care insurance business written by the Company that was previously reinsured to Allstate Life. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you for your Contract.


SEPARATE ACCOUNT. Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub-Accounts or the Portfolios. Values allocated to the Separate Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

We have included additional information about the Separate Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-457-7617. We have reproduced the Table of Contents of the Statement of Additional Information on page 46.

STATE REGULATION OF LINCOLN BENEFIT. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual

                               43     PROSPECTUS
statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

FINANCIAL STATEMENTS. The financial statements of Lincoln Benefit and the financial statements of the Separate Account, which are comprised of the financial statements of the underlying Sub-Accounts, are set forth in the Statement of Additional Information.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, LLC provides certain business process outsourcing services with respect to the Contracts. se/2/, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2013, consisted of the following:
NTT DATA Process Services, LLC (administrative services) located at PO Box 4201, Boston, MA 02211; RR Donnelley Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.

In connection with the Resolution Life's acquisition of Lincoln Benefit, Resolution Life, Inc. and Allstate Life entered into a Transition Services Agreement (the "TSA"), pursuant to which Allstate Life will continue to provide certain administrative services for the Recaptured Business for a period of twelve to twenty-four months after the closing. Following termination of the TSA, we plan to outsource the administration of the Recaptured Business to third-party administrators. In particular, we expect to outsource the long-term administration of our deferred annuity business to se/2/, LLC, an unaffiliated third-party service provider. We expect this transition to third-party administrators to be completed within twelve to twenty-four months of the closing of the acquisition of Lincoln Benefit by Resolution Life, Inc.


In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

DISTRIBUTION OF CONTRACTS
The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 6% of all Purchase Payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1% of Purchase Payments to broker-dealers who maintain certain sales volume levels.


Allstate Distributors, LLC ("ADLLC"), located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ADLLC is a wholly owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.


Lincoln Benefit does not pay ADLLC a commission for distribution of the Contracts. The underwriting agreement with ADLLC provides that we will reimburse

                               44     PROSPECTUS

ADLLC for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.

Lincoln Benefit and ADLLC have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.

LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Separate Account. Lincoln Benefit is engaged in routine lawsuits which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Separate Account.

LEGAL MATTERS

Prior to the transaction with Resolution, matters of Nebraska law pertaining to the Contract, including the validity of the Contract and Lincoln Benefit's right to issue the Contract under Nebraska law, were passed upon by Angela K. Fontana, former General Counsel of Lincoln Benefit.


REGISTRATION STATEMENT
We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts offered by this prospectus. This prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Separate Account, Lincoln Benefit, and the Contracts. The descriptions in this prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as filed for the precise terms of those instruments. You may inspect and obtain copies of the registration statement as described on the cover page of this prospectus.

ABOUT LINCOLN BENEFIT LIFE COMPANY
Rule 12h-7 under the Securities Exchange Act of 1934, as amended (the "Exchange Act") exempts an insurance company from filing reports under the Exchange Act when the insurance company issues certain types of insurance products that are registered under the Securities Act of 1933 and such products are regulated under state law. The variable annuities described in this prospectus fall within the exemption provided under rule 12h-7. We rely on the exemption provided under rule 12h-7 and do not file reports under the Exchange Act.

                               45     PROSPECTUS

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

           ---------------------------------------------------------
           THE CONTRACT
           ---------------------------------------------------------
              Annuity Payments
           ---------------------------------------------------------
              Initial Monthly Annuity Payment
           ---------------------------------------------------------
              Subsequent Monthly Payments
           ---------------------------------------------------------
              Transfers After Annuity Date
           ---------------------------------------------------------
              Annuity Unit Value
           ---------------------------------------------------------
           Illustrative Example of Annuity Unit Value Calculation
           ---------------------------------------------------------
           Illustrative Example of Variable Annuity Payments
           ---------------------------------------------------------
           EXPERTS
           ---------------------------------------------------------
           FINANCIAL STATEMENTS
           ---------------------------------------------------------

                               46     PROSPECTUS

APPENDIX A
--------------------------------------------------------------------------------

                           ACCUMULATION UNIT VALUES

Appendix A presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Sub-Account since the Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.


The LBL Consultant Variable Annuity I Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Janus Aspen Series Foreign Stock - Service Shares Sub-Account, LSA Balanced, Oppenheimer Main Street Small- & Mid-Cap Fund/VA - Service Shares Sub-Account, PIMCO Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account, PIMCO Total Return - Administrative Shares Sub-Account, Premier VIT OpCap Balanced Sub-Account, Premier VIT NACM Small Cap Portfolio Class 1 Sub-Account, Putnam VT International Value Fund - Class IB Sub-Account, Invesco Van Kampen V.I. Growth and Income Fund - Series II Sub-Account which were first offered under the Contracts on May 1, 2002; the Invesco Van Kampen V.I. Value Opportunities Fund - Series I Sub-Account, Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I Sub-Account, Invesco Van Kampen V.I. American Value Fund - Series I Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT Opportunity Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS
VSII: Global Income Builder VIP - Class A Sub-Account which was first offered under the Contracts on April 29, 2005 and Janus Aspen Overseas Portfolio - Service Share Sub-Account which was first offered under the Contracts on April 30, 2008. Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Sub-Account for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge.



               SUB-ACCOUNT NAME AS OF
               DECEMBER 31, 2013 (AS
              APPEARS IN THE FOLLOWING
               TABLES OF ACCUMULATION       SUB-ACCOUNT NAME
                    UNIT VALUES)          ON/ABOUT MAY 1, 2014
              ---------------------------------------------------
              DWS VSI Global Small Cap  DWS VSI Global Small Cap
              Growth - Class A          - Class A
              ---------------------------------------------------




                               47     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS I-2
                                                     2004       $12.055      $12.881      454,884
                                                     2005       $12.881      $14.559      380,525
                                                     2006       $14.559      $17.148      318,953
                                                     2007       $17.148      $22.613      307,354
                                                     2008       $22.613      $12.252      182,353
                                                     2009       $12.252      $18.283      147,379
                                                     2010       $18.283      $20.589      125,277
                                                     2011       $20.589      $20.272      102,062
                                                     2012       $20.272      $23.684       78,761
                                                     2013       $23.684      $31.621       65,750
---------------------------------------------------------------------------------------------------
ALGER GROWTH & INCOME PORTFOLIO--CLASS I-2
                                                     2004       $11.641      $12.398      686,795
                                                     2005       $12.398      $12.665      553,769
                                                     2006       $12.665      $13.673      412,877
                                                     2007       $13.673      $14.870      289,123
                                                     2008       $14.870       $8.889      189,627
                                                     2009        $8.889      $11.603      144,735
                                                     2010       $11.603      $12.865      102,497
                                                     2011       $12.865      $13.533       80,128
                                                     2012       $13.533      $15.013       64,595
                                                     2013       $15.013      $19.263       55,508
---------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS I-2
                                                     2004       $10.198      $10.625      719,914
                                                     2005       $10.625      $11.756      607,853
                                                     2006       $11.756      $12.208      452,187
                                                     2007       $12.208      $14.460      340,976
                                                     2008       $14.460       $7.689      252,531
                                                     2009        $7.689      $11.206      202,899
                                                     2010       $11.206      $12.549      159,401
                                                     2011       $12.549      $12.350      114,291
                                                     2012       $12.350      $13.399       90,699
                                                     2013       $13.399      $17.875       81,073
---------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS I-2
                                                     2004       $15.264      $17.040      571,188
                                                     2005       $17.040      $18.482      583,687
                                                     2006       $18.482      $20.104      495,198
                                                     2007       $20.104      $26.119      395,122
                                                     2008       $26.119      $10.741      307,529
                                                     2009       $10.741      $16.093      251,589
                                                     2010       $16.093      $18.974      201,160
                                                     2011       $18.974      $17.188      154,396
                                                     2012       $17.188      $19.725      126,168
                                                     2013       $19.725      $26.462       97,572


                               48     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
ALGER SMALLCAP GROWTH PORTFOLIO--CLASS I-2
                                                                2004        $8.212       $9.454      355,278
                                                                2005        $9.454      $10.913      404,918
                                                                2006       $10.913      $12.935      399,147
                                                                2007       $12.935      $14.976      268,659
                                                                2008       $14.976       $7.898      187,715
                                                                2009        $7.898      $11.349      171,410
                                                                2010       $11.349      $14.043      140,374
                                                                2011       $14.043      $13.427      117,145
                                                                2012       $13.427      $14.918       92,887
                                                                2013       $14.918      $19.780       75,544
--------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--CLASS I
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE
 PORTFOLIO--CLASS I SHARES
                                                                2004       $10.000      $10.954       60,840
                                                                2005       $10.954      $11.525       49,518
                                                                2006       $11.525      $13.461       49,417
                                                                2007       $13.461      $13.811       35,322
                                                                2008       $13.811       $8.781       26,875
                                                                2009        $8.781      $10.796       20,239
                                                                2010       $10.796      $11.671       17,945
                                                                2011       $11.671      $12.098       17,154
                                                                2012       $12.098      $13.919       16,971
                                                                2013       $13.919      $18.195       17,545
--------------------------------------------------------------------------------------------------------------
DWS VSI: BOND VIP--CLASS A
                                                                2004       $12.535      $13.046      507,579
                                                                2005       $13.046      $13.219      458,975
                                                                2006       $13.219      $13.671      362,090
                                                                2007       $13.671      $14.064      339,879
                                                                2008       $14.064      $11.560      255,646
                                                                2009       $11.560      $12.566      186,602
                                                                2010       $12.566      $13.253      155,647
                                                                2011       $13.253      $13.833      108,411
                                                                2012       $13.833      $14.722       82,736
                                                                2013       $14.722      $14.099       69,186
--------------------------------------------------------------------------------------------------------------
DWS VSI: CORE EQUITY VIP--CLASS A
                                                                2004        $8.871       $9.651      150,151
                                                                2005        $9.651      $10.109      139,183
                                                                2006       $10.109      $11.345      102,347
                                                                2007       $11.345      $11.355       73,259
                                                                2008       $11.355       $6.918       49,772
                                                                2009        $6.918       $9.164       38,191
                                                                2010        $9.164      $10.354       21,260
                                                                2011       $10.354      $10.211       20,105
                                                                2012       $10.211      $11.678       17,593
                                                                2013       $11.678      $15.838       17,088


                               49     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
DWS VSI: GLOBAL SMALL CAP GROWTH--CLASS A
                                                      2004       $14.317      $17.440       176,147
                                                      2005       $17.440      $20.357       193,166
                                                      2006       $20.357      $24.544       166,415
                                                      2007       $24.544      $26.499       131,794
                                                      2008       $26.499      $13.094        97,138
                                                      2009       $13.094      $19.164        83,558
                                                      2010       $19.164      $23.968        72,183
                                                      2011       $23.968      $21.328        61,099
                                                      2012       $21.328      $24.300        42,306
                                                      2013       $24.300      $32.623        35,943
----------------------------------------------------------------------------------------------------
DWS VSI: INTERNATIONAL VIP--CLASS A
                                                      2004        $8.507       $9.790       121,969
                                                      2005        $9.790      $11.232       127,476
                                                      2006       $11.232      $13.967       127,598
                                                      2007       $13.967      $15.805       113,896
                                                      2008       $15.805       $8.083       101,279
                                                      2009        $8.083      $10.658        69,353
                                                      2010       $10.658      $10.697        54,718
                                                      2011       $10.697       $8.803        41,799
                                                      2012        $8.803      $10.488        31,677
                                                      2013       $10.488      $12.453        41,029
----------------------------------------------------------------------------------------------------
DWS VSII: GLOBAL INCOME BUILDER VIP--CLASS A
                                                      2005       $10.000      $10.602       449,167
                                                      2006       $10.602      $11.543       346,262
                                                      2007       $11.543      $11.950       249,164
                                                      2008       $11.950       $8.576       165,654
                                                      2009        $8.576      $10.454       114,278
                                                      2010       $10.454      $11.483        87,837
                                                      2011       $11.483      $11.179        63,813
                                                      2012       $11.179      $12.473        52,594
                                                      2013       $12.473      $14.366        46,688
----------------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                                                      2004       $12.710      $13.005     1,136,236
                                                      2005       $13.005      $13.104       879,855
                                                      2006       $13.104      $13.478       722,780
                                                      2007       $13.478      $14.146       603,659
                                                      2008       $14.146      $14.568       494,396
                                                      2009       $14.568      $15.136       374,113
                                                      2010       $15.136      $15.721       305,850
                                                      2011       $15.721      $16.423       238,391
                                                      2012       $16.423      $16.701       220,033
                                                      2013       $16.701      $16.155       179,191


                               50     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
                                                          2004       $10.814      $11.797       729,703
                                                          2005       $11.797      $11.960       606,875
                                                          2006       $11.960      $13.088       539,007
                                                          2007       $13.088      $13.368       432,506
                                                          2008       $13.368       $9.770       344,383
                                                          2009        $9.770      $14.748       260,044
                                                          2010       $14.748      $16.710       201,597
                                                          2011       $16.710      $17.356       164,486
                                                          2012       $17.356      $19.659       148,235
                                                          2013       $19.659      $20.771       133,814
--------------------------------------------------------------------------------------------------------
FEDERATED MANAGED VOLATILITY FUND II
                                                          2004        $7.668       $8.325       297,389
                                                          2005        $8.325       $8.738       271,194
                                                          2006        $8.738       $9.980       220,546
                                                          2007        $9.980      $10.253       154,739
                                                          2008       $10.253       $8.062       102,548
                                                          2009        $8.062      $10.213       101,513
                                                          2010       $10.213      $11.305        68,578
                                                          2011       $11.305      $11.698        50,687
                                                          2012       $11.698      $13.118        46,621
                                                          2013       $13.118      $15.772        46,726
--------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO--INITIAL CLASS
                                                          2004       $11.186      $11.652       437,716
                                                          2005       $11.652      $11.973       433,897
                                                          2006       $11.973      $12.690       338,607
                                                          2007       $12.690      $14.474       252,896
                                                          2008       $14.474      $10.189       202,629
                                                          2009       $10.189      $12.992       144,646
                                                          2010       $12.992      $14.661       116,581
                                                          2011       $14.661      $14.108        93,211
                                                          2012       $14.108      $15.672        74,411
                                                          2013       $15.672      $17.908        63,012
--------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--INITIAL CLASS
                                                          2004       $12.763      $14.555     1,438,118
                                                          2005       $14.555      $16.809     1,469,954
                                                          2006       $16.809      $18.546     1,308,454
                                                          2007       $18.546      $21.536     1,005,803
                                                          2008       $21.536      $12.226       742,971
                                                          2009       $12.226      $16.386       631,023
                                                          2010       $16.386      $18.969       511,344
                                                          2011       $18.969      $18.261       383,384
                                                          2012       $18.261      $20.994       335,707
                                                          2013       $20.994      $27.220       271,301


                               51     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--INITIAL CLASS
                                                         2004       $12.067      $13.291     1,384,897
                                                         2005       $13.291      $13.896     1,176,532
                                                         2006       $13.896      $16.496       941,565
                                                         2007       $16.496      $16.539       684,837
                                                         2008       $16.539       $9.366       412,487
                                                         2009        $9.366      $12.044       308,304
                                                         2010       $12.044      $13.697       252,183
                                                         2011       $13.697      $13.658       198,587
                                                         2012       $13.658      $15.823       163,437
                                                         2013       $15.823      $20.025       133,321
-------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--INITIAL CLASS
                                                         2004       $10.215      $10.429     1,091,575
                                                         2005       $10.429      $10.897       953,608
                                                         2006       $10.897      $11.500       769,995
                                                         2007       $11.500      $14.418       618,823
                                                         2008       $14.418       $7.523       492,708
                                                         2009        $7.523       $9.531       405,357
                                                         2010        $9.531      $11.688       320,051
                                                         2011       $11.688      $11.566       270,601
                                                         2012       $11.566      $13.100       225,513
                                                         2013       $13.100      $17.638       186,919
-------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--INITIAL CLASS
                                                         2004       $10.237      $11.183     1,817,054
                                                         2005       $11.183      $11.578     1,583,665
                                                         2006       $11.578      $13.233     1,319,112
                                                         2007       $13.233      $13.778     1,041,479
                                                         2008       $13.778       $8.572       756,199
                                                         2009        $8.572      $10.718       592,792
                                                         2010       $10.718      $12.176       493,294
                                                         2011       $12.176      $12.270       410,778
                                                         2012       $12.270      $14.046       343,300
                                                         2013       $14.046      $18.344       307,792
-------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--INITIAL CLASS
                                                         2004       $11.406      $11.401     1,544,840
                                                         2005       $11.401      $11.601     1,335,848
                                                         2006       $11.601      $12.017     1,166,577
                                                         2007       $12.017      $12.487     1,221,039
                                                         2008       $12.487      $12.705     1,305,720
                                                         2009       $12.705      $12.637       985,343
                                                         2010       $12.637      $12.511       775,634
                                                         2011       $12.511      $12.369       634,224
                                                         2012       $12.369      $12.232       505,511
                                                         2013       $12.232      $12.083       410,477


                               52     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--INITIAL CLASS
                                                                       2004       $10.251      $11.504      402,967
                                                                       2005       $11.504      $13.526      394,476
                                                                       2006       $13.526      $15.773      366,639
                                                                       2007       $15.773      $18.273      327,028
                                                                       2008       $18.273      $10.141      276,821
                                                                       2009       $10.141      $12.672      211,336
                                                                       2010       $12.672      $14.155      161,268
                                                                       2011       $14.155      $11.580      132,738
                                                                       2012       $11.580      $13.808      109,420
                                                                       2013       $13.808      $17.787       90,942
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES I
                                                                       2004       $10.000      $11.333      309,322
                                                                       2005       $11.333      $12.570      353,741
                                                                       2006       $12.570      $14.984      276,970
                                                                       2007       $14.984      $15.958      210,481
                                                                       2008       $15.958       $9.252      158,166
                                                                       2009        $9.252      $12.720      131,570
                                                                       2010       $12.720      $15.356      113,395
                                                                       2011       $15.356      $15.306       92,596
                                                                       2012       $15.306      $17.731       76,421
                                                                       2013       $17.731      $23.511       52,878
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
 FUND--SERIES II
                                                                       2004       $10.293      $11.600      354,336
                                                                       2005       $11.600      $12.570      434,444
                                                                       2006       $12.570      $14.397      396,566
                                                                       2007       $14.397      $14.576      306,627
                                                                       2008       $14.576       $9.758      199,062
                                                                       2009        $9.758      $11.960      183,308
                                                                       2010       $11.960      $13.252      150,424
                                                                       2011       $13.252      $12.792      100,474
                                                                       2012       $12.792      $14.445       78,301
                                                                       2013       $14.445      $19.082       62,871
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                       2004       $10.000      $11.156       44,940
                                                                       2005       $11.156      $12.242       49,948
                                                                       2006       $12.242      $12.686       45,228
                                                                       2007       $12.686      $14.732       39,490
                                                                       2008       $14.732       $7.735       29,220
                                                                       2009        $7.735      $11.945       38,907
                                                                       2010       $11.945      $15.014       25,399
                                                                       2011       $15.014      $13.440       18,967
                                                                       2012       $13.440      $14.816       15,527
                                                                       2013       $14.816      $19.988       11,807


                               53     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE OPPORTUNITIES FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES
 FUND--SERIES I
                                                                      2004       $10.000      $10.821       269,780
                                                                      2005       $10.821      $11.301       253,928
                                                                      2006       $11.301      $12.634       235,944
                                                                      2007       $12.634      $12.669       199,610
                                                                      2008       $12.669       $6.034       176,998
                                                                      2009        $6.034       $8.820       148,589
                                                                      2010        $8.820       $9.351       119,425
                                                                      2011        $9.351       $8.953        77,525
                                                                      2012        $8.953      $10.407        62,452
                                                                      2013       $10.407      $13.747        56,742
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN ENTERPRISE PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2004       $10.443      $12.453       642,333
                                                                      2005       $12.453      $13.812       539,509
                                                                      2006       $13.812      $15.497       434,028
                                                                      2007       $15.497      $18.677       344,083
                                                                      2008       $18.677      $10.380       288,564
                                                                      2009       $10.380      $14.846       221,943
                                                                      2010       $14.846      $18.452       186,653
                                                                      2011       $18.452      $17.965       157,425
                                                                      2012       $17.965      $20.809       139,793
                                                                      2013       $20.809      $27.204       119,634
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO--INSTITUTIONAL SHARES
 FORMERLY, JANUS ASPEN WORLDWIDE PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2004        $9.971      $10.318     1,193,225
                                                                      2005       $10.318      $10.788       997,853
                                                                      2006       $10.788      $12.594       775,658
                                                                      2007       $12.594      $13.634       562,020
                                                                      2008       $13.634       $7.451       410,898
                                                                      2009        $7.451      $10.132       336,082
                                                                      2010       $10.132      $11.591       263,086
                                                                      2011       $11.591       $9.874       207,953
                                                                      2012        $9.874      $11.709       180,063
                                                                      2013       $11.709      $14.851       152,881
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2004        $9.984      $10.306     1,041,507
                                                                      2005       $10.306      $10.614       860,239
                                                                      2006       $10.614      $11.676       645,480
                                                                      2007       $11.676      $13.270       469,901
                                                                      2008       $13.270       $7.900       371,128
                                                                      2009        $7.900      $10.637       290,538
                                                                      2010       $10.637      $12.031       230,669
                                                                      2011       $12.031      $11.252       195,033
                                                                      2012       $11.252      $13.177       155,917
                                                                      2013       $13.177      $16.961       128,313


                               54     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                      2008       $10.000       $7.495        62,852
                                                                      2009        $7.495      $13.254        86,323
                                                                      2010       $13.254      $16.365        71,833
                                                                      2011       $16.365      $10.935        59,162
                                                                      2012       $10.935      $12.222        39,058
                                                                      2013       $12.222      $13.794        31,628
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2004       $13.832      $14.825     1,365,759
                                                                      2005       $14.825      $15.805     1,195,782
                                                                      2006       $15.805      $17.282       970,410
                                                                      2007       $17.282      $18.865       747,492
                                                                      2008       $18.865      $15.679       535,796
                                                                      2009       $15.679      $19.493       427,444
                                                                      2010       $19.493      $20.865       348,978
                                                                      2011       $20.865      $20.945       284,742
                                                                      2012       $20.945      $23.501       258,732
                                                                      2013       $23.501      $27.887       196,994
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2004       $13.166      $13.519       527,949
                                                                      2005       $13.519      $13.619       492,874
                                                                      2006       $13.619      $14.017       393,774
                                                                      2007       $14.017      $14.816       327,277
                                                                      2008       $14.816      $15.514       272,856
                                                                      2009       $15.514      $17.346       231,270
                                                                      2010       $17.346      $18.496       202,832
                                                                      2011       $18.496      $19.499       171,010
                                                                      2012       $19.499      $20.862       146,755
                                                                      2013       $20.862      $20.575       105,740
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                      2004       $10.226      $11.939       152,105
                                                                      2005       $11.939      $12.526       114,760
                                                                      2006       $12.526      $14.605        84,464
                                                                      2007       $14.605      $17.055        73,894
                                                                      2008       $17.055      $16.058             0
--------------------------------------------------------------------------------------------------------------------
MFS(R) GROWTH SERIES--INITIAL CLASS
                                                                      2004        $8.995      $10.035       231,814
                                                                      2005       $10.035      $10.821       202,017
                                                                      2006       $10.821      $11.531       165,550
                                                                      2007       $11.531      $13.798       126,996
                                                                      2008       $13.798       $8.528       102,015
                                                                      2009        $8.528      $11.594        78,308
                                                                      2010       $11.594      $13.207        66,211
                                                                      2011       $13.207      $13.001        60,057
                                                                      2012       $13.001      $15.071        50,368
                                                                      2013       $15.071      $20.369        39,799


                               55     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                                                  2004        $9.091       $9.998       244,156
                                                  2005        $9.998      $10.596       207,370
                                                  2006       $10.596      $11.824       171,767
                                                  2007       $11.824      $12.880       126,138
                                                  2008       $12.880       $8.512       100,457
                                                  2009        $8.512      $10.668        84,052
                                                  2010       $10.668      $11.704        56,558
                                                  2011       $11.704      $11.307        36,636
                                                  2012       $11.307      $13.308        32,003
                                                  2013       $13.308      $17.356        24,351
------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES--INITIAL CLASS
                                                  2004       $15.738      $16.556       232,616
                                                  2005       $16.556      $17.209       188,078
                                                  2006       $17.209      $19.241       161,666
                                                  2007       $19.241      $19.479       139,957
                                                  2008       $19.479      $11.671       119,273
                                                  2009       $11.671      $18.809        94,439
                                                  2010       $18.809      $25.325        80,183
                                                  2011       $25.325      $22.443        58,617
                                                  2012       $22.443      $26.868        53,041
                                                  2013       $26.868      $37.551        49,336
------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES--INITIAL CLASS
                                                  2004        $9.100      $10.412       189,969
                                                  2005       $10.412      $11.085       142,585
                                                  2006       $11.085      $12.095       119,287
                                                  2007       $12.095      $13.521        86,910
                                                  2008       $13.521       $8.534        55,904
                                                  2009        $8.534      $11.002        49,781
                                                  2010       $11.002      $12.593        38,970
                                                  2011       $12.593      $12.381        34,033
                                                  2012       $12.381      $14.339        29,467
                                                  2013       $14.339      $18.732        21,713
------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES--INITIAL CLASS
                                                  2004       $13.180      $14.490     1,033,566
                                                  2005       $14.490      $14.714       970,559
                                                  2006       $14.714      $16.260       802,883
                                                  2007       $16.260      $16.734       661,560
                                                  2008       $16.734      $12.868       464,793
                                                  2009       $12.868      $15.000       347,219
                                                  2010       $15.000      $16.285       279,717
                                                  2011       $16.285      $16.368       217,821
                                                  2012       $16.368      $17.983       185,517
                                                  2013       $17.983      $21.143       153,519


                               56     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP
 FUND(R)/VA--SERVICE SHARES
                                                               2004       $11.178      $13.157       347,171
                                                               2005       $13.157      $14.256       305,883
                                                               2006       $14.256      $16.144       279,529
                                                               2007       $16.144      $15.720       219,803
                                                               2008       $15.720       $9.625       151,992
                                                               2009        $9.625      $13.011       120,823
                                                               2010       $13.011      $15.812        98,906
                                                               2011       $15.812      $15.244        74,721
                                                               2012       $15.244      $17.714        78,073
                                                               2013       $17.714      $24.600        71,129
-------------------------------------------------------------------------------------------------------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                               2004       $10.669      $11.122       347,113
                                                               2005       $11.122      $11.550       338,440
                                                               2006       $11.550      $11.657       247,334
                                                               2007       $11.657      $11.929       175,543
                                                               2008       $11.929      $11.501       185,837
                                                               2009       $11.501      $13.133       139,898
                                                               2010       $13.133      $14.072       137,307
                                                               2011       $14.072      $14.838       121,733
                                                               2012       $14.838      $16.243       102,765
                                                               2013       $16.243      $16.122       103,151
-------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.951      $11.343     1,060,049
                                                               2005       $11.343      $11.476     1,156,641
                                                               2006       $11.476      $11.771       944,261
                                                               2007       $11.771      $12.643       737,286
                                                               2008       $12.643      $13.088       699,373
                                                               2009       $13.088      $14.744       709,743
                                                               2010       $14.744      $15.743       639,674
                                                               2011       $15.743      $16.109       508,815
                                                               2012       $16.109      $17.434       464,493
                                                               2013       $17.434      $16.880       289,601
-------------------------------------------------------------------------------------------------------------
PREMIER VIT NACM SMALL CAP PORTFOLIO--CLASS 1
                                                               2004       $10.143      $11.809       274,798
                                                               2005       $11.809      $11.669       207,018
                                                               2006       $11.669      $14.300       198,198
                                                               2007       $14.300      $14.203       142,608
                                                               2008       $14.203       $8.186       108,005
                                                               2009        $8.186       $9.344        85,491
                                                               2010        $9.344      $10.843             0


                               57     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                  2004       $10.000      $10.812      129,223
                                                  2005       $10.812      $10.971      113,375
                                                  2006       $10.971      $12.005       99,054
                                                  2007       $12.005      $11.330       58,167
                                                  2008       $11.330       $7.700       43,630
                                                  2009        $7.700       $7.432            0
------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND--CLASS IB
                                                  2004       $11.161      $13.335       89,040
                                                  2005       $13.335      $15.027      123,886
                                                  2006       $15.027      $18.881      158,576
                                                  2007       $18.881      $19.952      125,260
                                                  2008       $19.952      $10.636       74,027
                                                  2009       $10.636      $13.254       56,664
                                                  2010       $13.254      $14.022       39,029
                                                  2011       $14.022      $11.940       26,096
                                                  2012       $11.940      $14.350       21,954
                                                  2013       $14.350      $17.320       21,131
------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                                                  2004        $8.653       $9.123       60,421
                                                  2005        $9.123       $8.929       57,402
                                                  2006        $8.929       $9.773       67,263
                                                  2007        $9.773      $11.125       88,003
                                                  2008       $11.125       $6.517       81,011
                                                  2009        $6.517       $6.634            0
------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                                                  2004        $9.168      $10.439      192,125
                                                  2005       $10.439      $10.696       91,183
                                                  2006       $10.696      $12.937      142,829
                                                  2007       $12.937      $13.229       83,673
                                                  2008       $13.229       $8.781       59,269
                                                  2009        $8.781       $8.309            0
------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--I
                                                  2004       $13.140      $14.913      895,153
                                                  2005       $14.913      $15.306      874,317
                                                  2006       $15.306      $17.984      762,467
                                                  2007       $17.984      $18.339      575,733
                                                  2008       $18.339      $11.571      402,473
                                                  2009       $11.571      $14.353      288,947
                                                  2010       $14.353      $16.304      227,597
                                                  2011       $16.304      $15.987      165,957
                                                  2012       $15.987      $18.495      147,085
                                                  2013       $18.495      $23.694      114,417


                               58     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--I
                                                    2004        $9.201      $10.338      264,060
                                                    2005       $10.338      $11.847      255,863
                                                    2006       $11.847      $13.934      244,192
                                                    2007       $13.934      $15.553      191,891
                                                    2008       $15.553       $7.879      149,103
                                                    2009        $7.879      $11.858      116,835
                                                    2010       $11.858      $13.403       95,977
                                                    2011       $13.403      $11.538       69,775
                                                    2012       $11.538      $13.495       78,643
                                                    2013       $13.495      $15.201       65,383
--------------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO--I
                                                    2004       $15.505      $18.121      586,887
                                                    2005       $18.121      $20.534      504,417
                                                    2006       $20.534      $21.626      404,390
                                                    2007       $21.626      $25.097      295,779
                                                    2008       $25.097      $14.931      222,831
                                                    2009       $14.931      $21.476      160,985
                                                    2010       $21.476      $27.173      125,304
                                                    2011       $27.173      $26.495       92,948
                                                    2012       $26.495      $29.801       73,521
                                                    2013       $29.801      $40.231       65,296
--------------------------------------------------------------------------------------------------
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO--I
                                                    2004        $9.090       $9.995      173,326
                                                    2005        $9.955      $10.271      157,832
                                                    2006       $10.271      $10.888      129,696
                                                    2007       $10.888      $12.233      117,852
                                                    2008       $12.233       $7.461       92,406
                                                    2009        $7.461      $11.035       64,870
                                                    2010       $11.035      $13.040       49,935
                                                    2011       $13.040      $12.740       45,311
                                                    2012       $12.740      $14.232       48,686
                                                    2013       $14.232      $19.398       28,832
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                                                    2005       $10.000      $11.481      293,780
                                                    2006       $11.481      $12.999      225,795
                                                    2007       $12.999      $15.702      161,353
                                                    2008       $15.702       $8.628      115,632
                                                    2009        $8.628      $11.956       82,156
                                                    2010       $11.956      $16.004       68,993
                                                    2011       $16.004      $15.872       55,858
                                                    2012       $15.872      $18.455       53,856
                                                    2013       $18.455      $26.209       42,675


                               59     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND--CLASS 2
                                                        2005       $10.000      $11.040      510,068
                                                        2006       $11.040      $12.235      431,405
                                                        2007       $12.235      $12.884      339,846
                                                        2008       $12.884       $7.622      257,232
                                                        2009        $7.622      $11.120      196,311
                                                        2010       $11.120      $13.591      157,062
                                                        2011       $13.591      $12.682      117,739
                                                        2012       $12.682      $14.468      100,940
                                                        2013       $14.468      $18.672       73,852



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.15% and an administrative expense charge of 0.10%.


                               60     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS I-2
                                                     2004        $5.447       $5.788       727,607
                                                     2005        $5.788       $6.506       721,253
                                                     2006        $6.506       $7.621       732,706
                                                     2007        $7.621       $9.995       759,050
                                                     2008        $9.995       $5.385       521,910
                                                     2009        $5.385       $7.992       457,894
                                                     2010        $7.992       $8.951       466,843
                                                     2011        $8.951       $8.765       505,465
                                                     2012        $8.765      $10.184       243,023
                                                     2013       $10.184      $13.522       262,580
---------------------------------------------------------------------------------------------------
ALGER GROWTH & INCOME PORTFOLIO--CLASS I-2
                                                     2004        $6.738       $7.137       396,418
                                                     2005        $7.137       $7.252       381,157
                                                     2006        $7.252       $7.786       339,270
                                                     2007        $7.786       $8.421       308,605
                                                     2008        $8.421       $5.006       254,925
                                                     2009        $5.006       $6.499       249,853
                                                     2010        $6.499       $7.166       199,795
                                                     2011        $7.166       $7.496       169,075
                                                     2012        $7.496       $8.271       171,101
                                                     2013        $8.271      $10.554       135,343
---------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS I-2
                                                     2004        $6.175       $6.398       439,952
                                                     2005        $6.398       $7.041       492,261
                                                     2006        $7.041       $7.271       413,156
                                                     2007        $7.271       $8.565       371,317
                                                     2008        $8.565       $4.529       324,912
                                                     2009        $4.529       $6.565       298,212
                                                     2010        $6.565       $7.311       266,498
                                                     2011        $7.311       $7.156       160,824
                                                     2012        $7.156       $7.721       136,867
                                                     2013        $7.721      $10.244       111,785
---------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS I-2
                                                     2004        $8.703       $9.663       999,864
                                                     2005        $9.663      $10.424     1,007,060
                                                     2006       $10.424      $11.277       894,467
                                                     2007       $11.277      $14.569       822,716
                                                     2008       $14.569       $5.959       721,972
                                                     2009        $5.959       $8.878       656,392
                                                     2010        $8.878      $10.410       560,969
                                                     2011       $10.410       $9.379       432,244
                                                     2012        $9.379      $10.704       356,543
                                                     2013       $10.704      $14.281       307,935


                               61     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
ALGER SMALLCAP GROWTH PORTFOLIO--CLASS I-2
                                                                2004        $5.060       $5.793      359,793
                                                                2005        $5.793       $6.651      408,709
                                                                2006        $6.651       $7.840      400,994
                                                                2007        $7.840       $9.027      386,201
                                                                2008        $9.027       $4.734      324,933
                                                                2009        $4.734       $6.765      302,059
                                                                2010        $6.765       $8.326      273,464
                                                                2011        $8.326       $7.917      210,162
                                                                2012        $7.917       $8.747      163,618
                                                                2013        $8.747      $11.535      126,657
--------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--CLASS I
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE
 PORTFOLIO--CLASS I SHARES
                                                                2004       $10.000      $10.913       47,102
                                                                2005       $10.913      $11.419       45,145
                                                                2006       $11.419      $13.264       47,405
                                                                2007       $13.264      $13.534       46,980
                                                                2008       $13.534       $8.557       42,904
                                                                2009        $8.557      $10.464       43,855
                                                                2010       $10.464      $11.250       44,795
                                                                2011       $11.250      $11.597       35,396
                                                                2012       $11.597      $13.269      103,883
                                                                2013       $13.269      $17.251       42,635
--------------------------------------------------------------------------------------------------------------
DWS VSI: BOND VIP--CLASS A
                                                                2004       $12.026      $12.447      242,774
                                                                2005       $12.447      $12.544      235,908
                                                                2006       $12.544      $12.902      203,670
                                                                2007       $12.902      $13.200      192,164
                                                                2008       $13.200      $10.790      162,984
                                                                2009       $10.790      $11.665      139,150
                                                                2010       $11.665      $12.234      131,495
                                                                2011       $12.234      $12.700       95,813
                                                                2012       $12.700      $13.442       74,674
                                                                2013       $13.442      $12.803       68,152
--------------------------------------------------------------------------------------------------------------
DWS VSI: CORE EQUITY VIP--CLASS A
                                                                2004        $7.849       $8.492       99,749
                                                                2005        $8.492       $8.847       85,054
                                                                2006        $8.847       $9.874       79,081
                                                                2007        $9.874       $9.829       76,673
                                                                2008        $9.829       $5.955       67,583
                                                                2009        $5.955       $7.846       85,215
                                                                2010        $7.846       $8.815       73,664
                                                                2011        $8.815       $8.646       63,481
                                                                2012        $8.646       $9.834       48,726
                                                                2013        $9.834      $13.264       44,715


                               62     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
DWS VSI: GLOBAL SMALL CAP GROWTH--CLASS A
                                                      2004        $7.780       $9.425      254,808
                                                      2005        $9.425      $10.942      309,298
                                                      2006       $10.942      $13.120      368,488
                                                      2007       $13.120      $14.087      319,396
                                                      2008       $14.087       $6.922      292,135
                                                      2009        $6.922      $10.076      295,598
                                                      2010       $10.076      $12.533      247,927
                                                      2011       $12.533      $11.091      194,798
                                                      2012       $11.091      $12.567      162,040
                                                      2013       $12.567      $16.779      115,189
----------------------------------------------------------------------------------------------------
DWS VSI: INTERNATIONAL VIP--CLASS A
                                                      2004        $5.948       $6.808      174,503
                                                      2005        $6.808       $7.768      190,759
                                                      2006        $7.768       $9.606      229,934
                                                      2007        $9.606      $10.810      202,975
                                                      2008       $10.810       $5.498      253,788
                                                      2009        $5.498       $7.210      164,420
                                                      2010        $7.210       $7.197      126,785
                                                      2011        $7.197       $5.890      106,508
                                                      2012        $5.890       $6.979       98,904
                                                      2013        $6.979       $8.241       70,952
----------------------------------------------------------------------------------------------------
DWS VSII: GLOBAL INCOME BUILDER VIP--CLASS A
                                                      2005       $10.000      $10.562      140,966
                                                      2006       $10.562      $11.437      117,438
                                                      2007       $11.437      $11.776      108,626
                                                      2008       $11.776       $8.404       99,008
                                                      2009        $8.404      $10.189       96,552
                                                      2010       $10.189      $11.130       85,675
                                                      2011       $11.130      $10.777       62,067
                                                      2012       $10.777      $11.958       55,722
                                                      2013       $11.958      $13.697       45,570
----------------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                                                      2004       $12.006      $12.218      605,532
                                                      2005       $12.218      $12.243      530,059
                                                      2006       $12.243      $12.523      381,051
                                                      2007       $12.523      $13.072      721,964
                                                      2008       $13.072      $13.388      610,475
                                                      2009       $13.388      $13.834      473,221
                                                      2010       $13.834      $14.289      324,041
                                                      2011       $14.289      $14.846      269,692
                                                      2012       $14.846      $15.014      209,711
                                                      2013       $15.014      $14.444      173,446


                               63     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
                                                          2004       $10.941      $11.870       444,657
                                                          2005       $11.870      $11.968       439,857
                                                          2006       $11.968      $13.026       430,206
                                                          2007       $13.026      $13.231       379,607
                                                          2008       $13.231       $9.617       307,223
                                                          2009        $9.617      $14.437       275,990
                                                          2010       $14.437      $16.268       242,351
                                                          2011       $16.268      $16.804       195,932
                                                          2012       $16.804      $18.930       179,749
                                                          2013       $18.930      $19.891       128,657
--------------------------------------------------------------------------------------------------------
FEDERATED MANAGED VOLATILITY FUND II
                                                          2004        $6.855       $7.401        76,744
                                                          2005        $7.401       $7.726        76,010
                                                          2006        $7.726       $8.776       100,300
                                                          2007        $8.776       $8.966        65,968
                                                          2008        $8.966       $7.012        98,652
                                                          2009        $7.012       $8.834        87,864
                                                          2010        $8.834       $9.725        54,559
                                                          2011        $9.725      $10.008        30,900
                                                          2012       $10.008      $11.161       104,369
                                                          2013       $11.161      $13.345        27,541
--------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO--INITIAL CLASS
                                                          2004        $9.379       $9.716       181,632
                                                          2005        $9.716       $9.929       176,415
                                                          2006        $9.929      $10.466       129,882
                                                          2007       $10.466      $11.872       125,667
                                                          2008       $11.872       $8.311       130,724
                                                          2009        $8.311      $10.540       122,598
                                                          2010       $10.540      $11.828       129,616
                                                          2011       $11.828      $11.320        72,461
                                                          2012       $11.320      $12.506        62,231
                                                          2013       $12.506      $14.212        34,548
--------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--INITIAL CLASS
                                                          2004        $9.078      $10.296     1,158,838
                                                          2005       $10.296      $11.826     1,260,810
                                                          2006       $11.826      $12.977     1,273,768
                                                          2007       $12.977      $14.986     1,188,207
                                                          2008       $14.986       $8.461     1,080,956
                                                          2009        $8.461      $11.277     1,046,007
                                                          2010       $11.277      $12.983       998,155
                                                          2011       $12.983      $12.430       709,229
                                                          2012       $12.430      $14.212       690,676
                                                          2013       $14.212      $18.326       549,301


                               64     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--INITIAL CLASS
                                                         2004       $10.759      $11.786       434,981
                                                         2005       $11.786      $12.255       395,964
                                                         2006       $12.255      $14.468       396,481
                                                         2007       $14.468      $14.426       349,218
                                                         2008       $14.426       $8.125       273,985
                                                         2009        $8.125      $10.390       270,828
                                                         2010       $10.390      $11.751       237,804
                                                         2011       $11.751      $11.654       185,670
                                                         2012       $11.654      $13.427       142,532
                                                         2013       $13.427      $16.899       116,569
-------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--INITIAL CLASS
                                                         2004        $6.080       $6.173       939,071
                                                         2005        $6.173       $6.415       831,880
                                                         2006        $6.415       $6.732       682,021
                                                         2007        $6.732       $8.394       682,803
                                                         2008        $8.394       $4.356       663,776
                                                         2009        $4.356       $5.488       676,234
                                                         2010        $5.488       $6.693       597,279
                                                         2011        $6.693       $6.587       435,815
                                                         2012        $6.587       $7.420       377,416
                                                         2013        $7.420       $9.936       310,756
-------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--INITIAL CLASS
                                                         2004        $7.516       $8.166     1,444,339
                                                         2005        $8.166       $8.407     1,362,101
                                                         2006        $8.407       $9.557     1,346,569
                                                         2007        $9.557       $9.896     1,295,792
                                                         2008        $9.896       $6.123     1,150,557
                                                         2009        $6.123       $7.614     1,043,678
                                                         2010        $7.614       $8.602       911,514
                                                         2011        $8.602       $8.621       744,841
                                                         2012        $8.621       $9.814       646,616
                                                         2013        $9.814      $12.747       569,038
-------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--INITIAL CLASS
                                                         2004       $10.373      $10.311       618,241
                                                         2005       $10.311      $10.435       694,730
                                                         2006       $10.435      $10.750       725,670
                                                         2007       $10.750      $11.108       714,035
                                                         2008       $11.108      $11.240     1,173,850
                                                         2009       $11.240      $11.119       894,758
                                                         2010       $11.119      $10.947       697,719
                                                         2011       $10.947      $10.764       551,078
                                                         2012       $10.764      $10.586       452,033
                                                         2013       $10.586      $10.400       331,128


                               65     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--INITIAL CLASS
                                                                       2004        $7.208       $8.045      382,839
                                                                       2005        $8.045       $9.406      426,944
                                                                       2006        $9.406      $10.909      513,031
                                                                       2007       $10.909      $12.569      470,601
                                                                       2008       $12.569       $6.937      476,598
                                                                       2009        $6.937       $8.620      469,624
                                                                       2010        $8.620       $9.577      413,895
                                                                       2011        $9.577       $7.792      323,321
                                                                       2012        $7.792       $9.240      281,150
                                                                       2013        $9.240      $11.837      229,142
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES I
                                                                       2004       $10.000      $11.290      220,091
                                                                       2005       $11.290      $12.455      280,918
                                                                       2006       $12.455      $14.765      311,438
                                                                       2007       $14.765      $15.638      269,763
                                                                       2008       $15.638       $9.017      244,967
                                                                       2009        $9.017      $12.329      201,588
                                                                       2010       $12.329      $14.802      159,248
                                                                       2011       $14.802      $14.672      123,833
                                                                       2012       $14.672      $16.904       96,739
                                                                       2013       $16.904      $22.292       87,271
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
 FUND--SERIES II
                                                                       2004       $10.199      $11.431      238,529
                                                                       2005       $11.431      $12.319      277,577
                                                                       2006       $12.319      $14.033      291,195
                                                                       2007       $14.033      $14.129      213,247
                                                                       2008       $14.129       $9.407      187,559
                                                                       2009        $9.407      $11.466      182,380
                                                                       2010       $11.466      $12.635      151,891
                                                                       2011       $12.635      $12.129      114,411
                                                                       2012       $12.129      $13.621       84,341
                                                                       2013       $13.621      $17.896       65,957
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                       2004       $10.000      $11.114       77,019
                                                                       2005       $11.114      $12.130       52,894
                                                                       2006       $12.130      $12.500       60,010
                                                                       2007       $12.500      $14.437       59,849
                                                                       2008       $14.437       $7.538       46,687
                                                                       2009        $7.538      $11.577       51,595
                                                                       2010       $11.577      $14.472       53,523
                                                                       2011       $14.472      $12.884       45,673
                                                                       2012       $12.884      $14.125       28,551
                                                                       2013       $14.125      $18.951       27,068


                               66     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE OPPORTUNITIES FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES
 FUND--SERIES I
                                                                      2004       $10.000      $10.781      244,914
                                                                      2005       $10.781      $11.197      251,607
                                                                      2006       $11.197      $12.450      294,765
                                                                      2007       $12.450      $12.415      241,174
                                                                      2008       $12.415       $5.881      236,766
                                                                      2009        $5.881       $8.549      231,753
                                                                      2010        $8.549       $9.014      197,346
                                                                      2011        $9.014       $8.583      140,959
                                                                      2012        $8.583       $9.922      122,553
                                                                      2013        $9.922      $13.034       99,437
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN ENTERPRISE PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2004        $3.715       $4.405      466,868
                                                                      2005        $4.405       $4.860      505,828
                                                                      2006        $4.860       $5.423      510,006
                                                                      2007        $5.423       $6.499      505,513
                                                                      2008        $6.499       $3.592      433,329
                                                                      2009        $3.592       $5.110      419,789
                                                                      2010        $5.110       $6.316      360,339
                                                                      2011        $6.316       $6.116      287,583
                                                                      2012        $6.116       $7.045      245,055
                                                                      2013        $7.045       $9.159      211,368
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO--INSTITUTIONAL SHARES
 FORMERLY, JANUS ASPEN WORLDWIDE PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2004        $5.558       $5.719      414,342
                                                                      2005        $5.719       $5.947      364,847
                                                                      2006        $5.947       $6.905      335,256
                                                                      2007        $6.905       $7.434      327,739
                                                                      2008        $7.434       $4.040      279,358
                                                                      2009        $4.040       $5.464      445,607
                                                                      2010        $5.464       $6.216      264,635
                                                                      2011        $6.216       $5.266      213,672
                                                                      2012        $5.266       $6.211      195,301
                                                                      2013        $6.211       $7.834      175,354
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2004        $5.746       $5.898      275,805
                                                                      2005        $5.898       $6.042      257,364
                                                                      2006        $6.042       $6.610      266,266
                                                                      2007        $6.610       $7.471      225,942
                                                                      2008        $7.471       $4.423      195,932
                                                                      2009        $4.423       $5.923      193,524
                                                                      2010        $5.923       $6.662      183,375
                                                                      2011        $6.662       $6.197      129,587
                                                                      2012        $6.197       $7.217      107,789
                                                                      2013        $7.217       $9.239       89,643


                               67     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                      2008       $10.000       $7.225       81,678
                                                                      2009        $7.225      $12.707      127,139
                                                                      2010       $12.707      $15.603      120,730
                                                                      2011       $15.603      $10.369      236,411
                                                                      2012       $10.369      $11.526       64,984
                                                                      2013       $11.526      $12.937       54,455
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2004        $9.267       $9.878      705,500
                                                                      2005        $9.878      $10.473      691,502
                                                                      2006       $10.473      $11.389      664,165
                                                                      2007       $11.389      $12.364      559,884
                                                                      2008       $12.364      $10.220      522,134
                                                                      2009       $10.220      $12.636      495,193
                                                                      2010       $12.636      $13.451      424,233
                                                                      2011       $13.451      $13.428      402,662
                                                                      2012       $13.428      $14.984      302,661
                                                                      2013       $14.984      $17.683      251,992
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2004       $12.480      $12.743      312,969
                                                                      2005       $12.743      $12.767      291,063
                                                                      2006       $12.767      $13.069      350,195
                                                                      2007       $13.069      $13.738      380,041
                                                                      2008       $13.738      $14.306      355,482
                                                                      2009       $14.306      $15.908      323,948
                                                                      2010       $15.908      $16.870      295,938
                                                                      2011       $16.870      $17.687      252,052
                                                                      2012       $17.687      $18.819      193,648
                                                                      2013       $18.819      $18.458      167,369
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                      2004       $10.132      $11.765       71,988
                                                                      2005       $11.765      $12.276       79,929
                                                                      2006       $12.276      $14.235       72,800
                                                                      2007       $14.235      $16.532       78,321
                                                                      2008       $16.532      $15.537            0
--------------------------------------------------------------------------------------------------------------------
MFS(R) GROWTH SERIES--INITIAL CLASS
                                                                      2004        $4.432       $4.917      274,686
                                                                      2005        $4.917       $5.273      269,766
                                                                      2006        $5.273       $5.588      247,942
                                                                      2007        $5.588       $6.650      220,878
                                                                      2008        $6.650       $4.087      314,346
                                                                      2009        $4.087       $5.527      175,017
                                                                      2010        $5.527       $6.261      155,208
                                                                      2011        $6.261       $6.130      113,799
                                                                      2012        $6.130       $7.067       98,625
                                                                      2013        $7.067       $9.499       67,784


                               68     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                                                  2004        $7.567       $8.276      136,211
                                                  2005        $8.276       $8.724      135,382
                                                  2006        $8.724       $9.682      134,594
                                                  2007        $9.682      $10.488      127,128
                                                  2008       $10.488       $6.893      180,349
                                                  2009        $6.893       $8.591      197,186
                                                  2010        $8.591       $9.375       86,881
                                                  2011        $9.375       $9.007       59,938
                                                  2012        $9.007      $10.543       53,533
                                                  2013       $10.543      $13.674       32,594
------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES--INITIAL CLASS
                                                  2004        $7.374       $7.715      623,501
                                                  2005        $7.715       $7.975      560,525
                                                  2006        $7.975       $8.868      514,110
                                                  2007        $8.868       $8.928      480,804
                                                  2008        $8.928       $5.320      407,025
                                                  2009        $5.320       $8.527      412,667
                                                  2010        $8.527      $11.418      350,753
                                                  2011       $11.418      $10.063      280,613
                                                  2012       $10.063      $11.981      214,325
                                                  2013       $11.981      $16.653      215,511
------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES--INITIAL CLASS
                                                  2004        $6.227       $7.085       53,593
                                                  2005        $7.085       $7.502       52,102
                                                  2006        $7.502       $8.141       49,634
                                                  2007        $8.141       $9.050       50,049
                                                  2008        $9.050       $5.681       46,891
                                                  2009        $5.681       $7.284       43,067
                                                  2010        $7.284       $8.291       38,811
                                                  2011        $8.291       $8.107       26,137
                                                  2012        $8.107       $9.337      155,546
                                                  2013        $9.337      $12.132       42,010
------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES--INITIAL CLASS
                                                  2004       $11.736      $12.832      590,723
                                                  2005       $12.832      $12.959      622,265
                                                  2006       $12.959      $14.243      569,919
                                                  2007       $14.243      $14.577      589,170
                                                  2008       $14.577      $11.148      454,138
                                                  2009       $11.148      $12.923      417,681
                                                  2010       $12.923      $13.953      393,032
                                                  2011       $13.953      $13.947      283,231
                                                  2012       $13.947      $15.240      249,819
                                                  2013       $15.240      $17.819      220,864


                               69     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP
 FUND(R)/VA--SERVICE SHARES
                                                               2004       $11.076      $12.965      323,468
                                                               2005       $12.965      $13.972      312,606
                                                               2006       $13.972      $15.735      325,308
                                                               2007       $15.735      $15.238      316,074
                                                               2008       $15.238       $9.278      291,787
                                                               2009        $9.278      $12.473      266,203
                                                               2010       $12.473      $15.075      255,321
                                                               2011       $15.075      $14.454      208,709
                                                               2012       $14.454      $16.704      184,340
                                                               2013       $16.704      $23.071      188,258
-------------------------------------------------------------------------------------------------------------
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                               2004       $10.571      $10.960      100,873
                                                               2005       $10.960      $11.319      106,489
                                                               2006       $11.319      $11.362       99,214
                                                               2007       $11.362      $11.563      106,231
                                                               2008       $11.563      $11.086      122,885
                                                               2009       $11.086      $12.591      135,635
                                                               2010       $12.591      $13.417      119,213
                                                               2011       $13.417      $14.070       85,468
                                                               2012       $14.070      $15.317       51,144
                                                               2013       $15.317      $15.120       37,907
-------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                               2004       $10.851      $11.178      604,097
                                                               2005       $11.178      $11.247      614,406
                                                               2006       $11.247      $11.473      512,461
                                                               2007       $11.473      $12.255      483,376
                                                               2008       $12.255      $12.616      572,089
                                                               2009       $12.616      $14.135      536,002
                                                               2010       $14.135      $15.010      502,876
                                                               2011       $15.010      $15.275      328,409
                                                               2012       $15.275      $16.441      247,570
                                                               2013       $16.441      $15.831      198,615
-------------------------------------------------------------------------------------------------------------
PREMIER VIT NACM SMALL CAP PORTFOLIO--CLASS 1
                                                               2004       $10.051      $11.637      244,720
                                                               2005       $11.637      $11.436      236,295
                                                               2006       $11.436      $13.938      205,170
                                                               2007       $13.938      $13.767      172,785
                                                               2008       $13.767       $7.892      167,008
                                                               2009        $7.892       $8.958      160,896
                                                               2010        $8.958      $10.376            0


                               70     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                  2004       $10.000      $10.772       91,944
                                                  2005       $10.772      $10.870      106,673
                                                  2006       $10.870      $11.829       97,834
                                                  2007       $11.829      $11.102       94,157
                                                  2008       $11.102       $7.504       80,619
                                                  2009        $7.504       $7.230            0
------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND--CLASS IB
                                                  2004       $11.059      $13.141       58,105
                                                  2005       $13.141      $14.727       61,333
                                                  2006       $14.727      $18.403      109,461
                                                  2007       $18.403      $19.339      175,336
                                                  2008       $19.339      $10.253       80,251
                                                  2009       $10.253      $12.707       72,272
                                                  2010       $12.707      $13.369       62,701
                                                  2011       $13.369      $11.322       51,749
                                                  2012       $11.322      $13.532       44,267
                                                  2013       $13.532      $16.243       35,363
------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                                                  2004        $7.992       $8.380       63,858
                                                  2005        $8.380       $8.157       58,249
                                                  2006        $8.157       $8.879       51,761
                                                  2007        $8.879      $10.052       47,830
                                                  2008       $10.052       $5.856       43,139
                                                  2009        $5.856       $5.951            0
------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                                                  2004       $11.201      $12.683      100,258
                                                  2005       $12.683      $12.925       68,271
                                                  2006       $12.925      $15.546       93,618
                                                  2007       $15.546      $15.810       49,278
                                                  2008       $15.810      $10.437       30,278
                                                  2009       $10.437       $9.859            0
------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--I
                                                  2004       $12.073      $13.627      761,565
                                                  2005       $13.627      $13.909      796,314
                                                  2006       $13.909      $16.254      661,730
                                                  2007       $16.254      $16.483      601,481
                                                  2008       $16.483      $10.343      537,201
                                                  2009       $10.343      $12.759      523,378
                                                  2010       $12.759      $14.414      428,716
                                                  2011       $14.414      $14.056      307,413
                                                  2012       $14.056      $16.172      260,866
                                                  2013       $16.172      $20.605      241,316


                               71     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--I
                                                    2004        $6.716       $7.505      176,753
                                                    2005        $7.505       $8.554      203,771
                                                    2006        $8.554      $10.006      257,698
                                                    2007       $10.006      $11.107      256,965
                                                    2008       $11.107       $5.596      188,929
                                                    2009        $5.596       $8.375      202,112
                                                    2010        $8.375       $9.415      262,241
                                                    2011        $9.415       $8.060      158,565
                                                    2012        $8.060       $9.376      121,404
                                                    2013        $9.376      $10.503      128,895
--------------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO--I
                                                    2004       $10.288      $11.957      675,635
                                                    2005       $11.957      $13.476      621,478
                                                    2006       $13.476      $14.114      575,076
                                                    2007       $14.114      $16.289      538,625
                                                    2008       $16.289       $9.638      472,274
                                                    2009        $9.638      $13.787      438,741
                                                    2010       $13.787      $17.348      371,524
                                                    2011       $17.348      $16.823      257,098
                                                    2012       $16.823      $18.818      214,315
                                                    2013       $18.818      $25.264      179,849
--------------------------------------------------------------------------------------------------
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO--I
                                                    2004        $7.284       $7.933      120,707
                                                    2005        $7.933       $8.140      126,892
                                                    2006        $8.140       $8.581      132,467
                                                    2007        $8.581       $9.589      126,622
                                                    2008        $9.589       $5.816      125,436
                                                    2009        $5.816       $8.555      120,111
                                                    2010        $8.555      $10.054      108,637
                                                    2011       $10.054       $9.769       81,021
                                                    2012        $9.769      $10.853       68,813
                                                    2013       $10.853      $14.711       43,587
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                                                    2005       $10.000      $11.435      177,119
                                                    2006       $11.435      $12.876      174,427
                                                    2007       $12.876      $15.468      167,923
                                                    2008       $15.468       $8.453      150,363
                                                    2009        $8.453      $11.648      130,113
                                                    2010       $11.648      $15.507      125,559
                                                    2011       $15.507      $15.296       90,356
                                                    2012       $15.296      $17.686      106,448
                                                    2013       $17.686      $24.980      120,720


                               72     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND--CLASS 2
                                                        2005       $10.000      $10.996      449,486
                                                        2006       $10.996      $12.120      420,788
                                                        2007       $12.120      $12.692      391,679
                                                        2008       $12.692       $7.467      344,261
                                                        2009        $7.467      $10.835      303,876
                                                        2010       $10.835      $13.169      278,789
                                                        2011       $13.169      $12.221      163,451
                                                        2012       $12.221      $13.865      116,811
                                                        2013       $13.865      $17.796      101,343



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.


                               73     PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

           Purchase Payment:                $40,000.00
           ---------------------------------------------------------
           Guarantee Period:                5 Years
           ---------------------------------------------------------
           Guaranteed Interest Rate:        5% Annual Effective Rate
           ---------------------------------------------------------
           5-year Treasury Rate at Time of
           Purchase Payment:                6%
           ---------------------------------------------------------

The following examples illustrate how the Market Value Adjustment and the Withdrawal Charge may affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the "Summary of Expenses." In these examples, the withdrawal occurs one year after the Issue Date. The Market Value Adjustment operates in a similar manner for transfers, except that there is no free amount for transfers. No Withdrawal Charge applies to transfers.

Assuming that the entire $40,000.00 Purchase Payment is allocated to the Guaranteed Maturity Fixed Account for the Guarantee Period specified above, at the end of the five-year Guarantee Period the Contract Value would be $51,051.26. After one year, when the withdrawals occur in these examples, the Contract Value would be $42,000.00. We have assumed that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment and the Withdrawal Charge only apply to the portion of a withdrawal that is greater than the Free Withdrawal Amount. Accordingly, the first step is to calculate the Free Withdrawal Amount.

The Free Withdrawal Amount is equal to:

   (a) the greater of:

   . earnings not previously withdrawn; or

   . 15% of your total Purchase Payments in the most recent seven years; plus

   (b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

Here, (a) equals $6,000.00, because 15% of the total Purchase Payments in the most recent seven years ($6,000.00 = 15% X $40,000.00) is greater than the earnings not previously withdrawn ($2,000.00). (b) equals $0, because all of the Purchase Payments were made less than seven years age. Accordingly, the Free Withdrawal Amount is $6,000.00.

The formula that we use to determine the amount of the Market Value Adjustment is:

   .9 X (I - J) X N

where: I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the beginning of the Guarantee Period;

J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding our receipt of your withdrawal request, death benefit request, transfer request, or annuity option request; and

N = the number of whole and partial years from the date we receive your request until the end of the relevant Guarantee Period.

We will base the Market Value Adjustment on the current Treasury Rate for a maturity corresponding in length to the relevant Guarantee Period. These examples also show the Withdrawal Charge (if any), which would be calculated separately from the Market Value Adjustment.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment, such that the five-year Treasury Rate is now 6.5%. Upon a withdrawal, the market value adjustment factor would be:

   .9 X (.06 - .065) X 4 = -.0180

The Market Value Adjustment is a reduction of $648.00 from the amount withdrawn:

   $ - 648.00 = -.0180 X ($42,000.00 - $6,000.00)

A Withdrawal Charge of 7% would be assessed against the Purchase Payments withdrawn that are less than seven years old and are not eligible for free withdrawal. Under the Contract, earnings are deemed to be withdrawn before Purchase Payments. Accordingly, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or $4,000.00 ($6,000.00 - $2,000.00).

Therefore, the Withdrawal Charge would be:

   $2,520.00 = 7% X (40,000.00 - $4,000.00)

As a result, the net amount payable to you would be:

   $38,832.00 = $42,000.00-$648.00 - $2,520.00

                               74     PROSPECTUS

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT

An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year after the Purchase Payment, such that the five-year

Treasury Rate is now 5.5%. Upon a withdrawal, the market value adjustment factor would be:

   .9 X (.06 - .055) X 4 = .0180

The Market Value Adjustment would increase the amount withdrawn by $648.00, as follows:

   $648.00 = .0180 X ($42,000.00 - $6,000.00)

As above, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or $4,000.00 ($6,000.00 - $2,000.00). Therefore, the Withdrawal Charge would be:

   $2,520.00 = 7% X ($40,000.00 - $4,000.00)

As a result, the net amount payable to you would be:

   $40,128.00 = $42,000.00 + $648.00 - $2,520.00

EXAMPLE OF A PARTIAL WITHDRAWAL

If you request a partial withdrawal from a Guarantee Period, we can either
(1) withdraw the specified amount of Contract Value and pay you that amount as adjusted by any applicable Market Value Adjustment or (2) pay you the amount requested, and subtract an amount from your Contract Value that equals the requested amount after application of the Market Value Adjustment and Withdrawal Charge. Unless you instruct us otherwise, when you request a partial withdrawal we will assume that you wish to receive the amount requested. We will make the necessary calculations and on your request provide you with a statement showing our calculations.

For example, if in the first example you wished to receive $20,000.00 as a partial withdrawal, the Market Value Adjustment and Withdrawal Charge would be calculated as follows:

                Let:   AW =   the total amount to be withdrawn
                                from your Contract Value
                      MVA =   Market Value Adjustment
                       WC =   Withdrawal Charge
                      AW' =   amount subject to Market Value
                                Adjustment and Withdrawal
                                Charge
                Then   AW -   $20,000.00 = WC - MVA

Since neither the Market Value Adjustment nor the Withdrawal Charge apply to the free withdrawal amount, we can solve directly for the amount subject to the Market Value Adjustment and the Withdrawal Charge (i.e., AW'), which equals AW
- $6,000.00. Then, AW = AW' + $6,000, and AW' + $6,000.00 - $20,000.00 = WC -
MVA.

                 MVA. =   - .018 X AW'
                 WC.. =   .07 X AW'
                 WC.. -   MVA = .088AW'
                 AW'. -   $14,000.00 = .088AW'
                 AW'. =   $14,000.00 / (1 - .088) = $15,350.88
                 MVA. =   - .018 X $15,350.88 = - $276.32
                 WC.. =   .07 X $15,350.88 = $1,074.56

AW = Total amount withdrawn = $15,350.88 + $6,000.00 = $21,350.88

You receive $20,000.00; the total amount subtracted from your contract is $21,350.88; the Market Value Adjustment is $276.32; and the Withdrawal Charge is $1,074.56. Your remaining Contract Value is $20,649.12.

If, however, in the same example, you wished to withdraw $20,000.00 from your Contract Value and receive the adjusted amount, the calculations would be as follows:

By definition, AW = total amount withdrawn from your Contract Value = $20,000.00

                 AW'  =   amount that MVA & WC are applied to
                      =   amount withdrawn in excess of Free
                            Amount = $20,000.00 - $6,000.00 =
                            $14,000.00
                 MVA  =   - .018 X $14,000.00 = - $252.00
                 WC   =   .07 X $14,000.00 = $980.00

You would receive $20,000.00 - $252.00 - $980.00 = $18,768.00; the total amount subtracted from your Contract Value is $20,000.00. Your remaining Contract Value would be $22,000.00.

EXAMPLE OF FREE WITHDRAWAL AMOUNT

Assume that in the foregoing example, after four years $8,620.25 in interest had been credited and that the Contract Value in the Fixed Account equaled $48,620.25. In this example, if no prior withdrawals have been made, you could withdraw up to $8,620.25 without incurring a Market Value Adjustment or a Withdrawal Charge. The Free Withdrawal Amount would be $8,620.25, because the interest credited ($8,620.25) is greater than 15% of the Total Purchase Payments in the most recent seven years ($40,000.00 X .15 = $6,000.00).

                               75     PROSPECTUS

LBL3055-7

[LOGO]

                      STATEMENT OF ADDITIONAL INFORMATION
               CONSULTANT I FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
                          VARIABLE ANNUITY CONTRACTS
                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                    DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY

This Statement of Additional Information is not a prospectus. You should also read the prospectus relating to the annuity contracts described above. You may obtain a copy of the prospectus without charge by calling us at 1-800-457-7617 or writing to us at the following address:

                         Lincoln Benefit Life Company
                                P.O. Box 758565
                           Topeka, Kansas 66675-8565
             The date of this Statement of Additional Information

                and of the related Prospectus is: May 1, 2014.


                               TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
        The Contract..............................................  1
           Annuity Payments.......................................  1
           Initial Monthly Annuity Payment........................  2
           Subsequent Monthly Payments............................  2
           Transfers After Annuity Date...........................  3
           Annuity Unit Value.....................................  3
           Illustrative Example of Annuity Unit Value Calculation.  4
           Illustrative Example of Variable Annuity Payments......  4
        Experts...................................................  5
        Financial Statements......................................  5

                                 THE CONTRACT

ANNUITY PAYMENTS

The amount of your annuity payments will depend on the following factors:

   (a) the amount of your Contract Value on the Valuation Date next preceding the Annuity Date, minus any applicable premium tax charge and adjusted by any applicable Market Value Adjustment;

   (b) the Payment Option you have selected;

   (c) the payment frequency you have selected;

   (d) the age and, in some cases, the sex of the Annuitant and any Joint Annuitant; and

   (e) for Variable Annuity Payments only, the investment performance after the Annuity Date of the Subaccounts you have selected.

INITIAL MONTHLY ANNUITY PAYMENT

For both Fixed and Variable Annuity payments, we determine the amount of your initial annuity payment as follows. First, we subtract any applicable premium tax charge from your Contract Value on the Valuation Date next preceding the Annuity Date. We will also increase or decrease your Fixed Account balance by any applicable Market Value Adjustment. Next, we apply that amount to the Payment Option you have selected. For Fixed Annuity payments, we will use either the Payment Option Tables in the Contract or our annuity tables in effect for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee. For Variable Annuity payments, we will use the Payment Options tables in the Contract (which reflect the assumed investment rate of 3.5% which is used in calculating subsequent Variable Annuity payments, as described below). The tables show the amount of the periodic payment a payee could receive based on $1,000 of Contract Value. To determine the initial payment amount, we divide your Contract Value, adjusted as described above, by $1,000 and multiply the result by the relevant annuity factor for the Annuitant's age and sex (if we are permitted to consider that factor) and the frequency of the payments you have selected.

In some states and under certain Qualified Plans and other employer-sponsored employee benefit plans, we are not permitted to take the Annuitant's sex into consideration in determining the amount of periodic annuity payments. In those states, we use the same annuity table for men and women.

SUBSEQUENT MONTHLY PAYMENTS

For a Fixed Annuity, the amount of the second and each subsequent monthly annuity payment is usually the same as the first monthly payment. However, after the Annuity Date you will have a limited ability to increase your Fixed Annuity payments by making transfers from the Subaccounts, as described in "Transferred after the Annuity Date" on this page. After each such transfer, however, your subsequent annuity payments will remain at the new level until and unless you make an additional transfer to your Fixed Annuity payments.

For a Variable Annuity, the amount of the second and each subsequent monthly payment will vary depending on the investment performance of the Subaccounts to which you allocated your Contract Value. We calculate separately the portion of the monthly annuity payment attributable to each Subaccount you have selected as follows. When we calculate your initial annuity payment, we also will determine the number of Annuity Units in each Subaccount to allocate to your Contract for the remainder of the Annuity Period. For each Subaccount, we divide the portion of the initial annuity payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount on the Valuation Date next preceding the Annuity Date. The number of Annuity Units so determined for your Contract is fixed for the duration of the Annuity Period unless the Contract Owner makes a transfer. We will determine the amount of each subsequent monthly payment attributable to each Subaccount by multiplying the number of Annuity Units allocated to your Contract by the Annuity Unit Value for that Subaccount as of the Valuation Period next preceding the date on which the annuity payment is due. Since the number of Annuity Units is fixed, the amount of each subsequent Variable Annuity payment will reflect the investment performance of the Subaccounts elected by you.

TRANSFERS AFTER THE ANNUITY DATE

The Contract provides that during the Annuity Period, you may make transfers among the Subaccounts or increase the proportion of your annuity payments consisting of Fixed Annuity payments. We will effect a transfer among the Subaccounts at their Annuity Unit Value next determined after we receive your instructions. After the transfer, your subsequent Variable Annuity payments will be based on your new Annuity Unit balances. If you wish to transfer value from the Subaccounts to increase your Fixed Annuity payments, we will determine the amount of your additional Fixed Annuity payments as follows. First, we will determine the Annuitized Value represented by the Annuity Units that you wish to apply to a Fixed Annuity payment. Then, we will apply that amount to the appropriate factor for the Payment Option you have selected, using either the Payment Option Tables in the Contract or our annuity tables for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee.

ANNUITY UNIT VALUE

We determine the value of an Annuity Unit independently for each Subaccount. Initially, the Annuity Unit Value for each Subaccount was set at $10.000.

The Annuity Unit Value for each Subaccount will vary depending on how much the actual net investment return of the Subaccount differs from the assumed investment rate that was used to prepare the annuity tables in the Contract. Those annuity tables are based on a 3.5% per year assumed investment rate. If the actual net investment rate of a Subaccount exceeds 3.5%, the Annuity Unit Value will increase and Variable Annuity payments derived from allocations to that Subaccount will increase over time. Conversely, if the actual rate is less than 3.5%, the Annuity Unit Value will decrease and the Variable Annuity payments will decrease over time. If the net investment rate equals 3.5%, the Annuity Unit Value will stay the same, as will the Variable Annuity payments. If we had used a higher assumed investment rate, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

For each Subaccount, we determine the Annuity Unit Value for any Valuation Period by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The result is then divided by a second factor which offsets the effect of the assumed net investment rate of 3.5% per year.

The Net Investment Factor measures the net investment performance of a Subaccount from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

To determine the Net Investment Factor for a Subaccount for a Valuation Period, we divide (a) by (b), and then subtract (c) from the result, where:

(a)is the total of:

    (1)the net asset value of a Portfolio share held in the Subaccount determined as of the Valuation Date at the end of the Valuation Period; plus

    (2)the per share amount of any dividend or other distribution declared by the Portfolio for which the "ex-dividend" date occurs during the Valuation Period; plus or minus

    (3)a per share credit or charge for any taxes which we paid or for which we reserved during the Valuation Period and which we determine to be attributable to the operation of the Subaccount. As described in the prospectus, currently we do not pay or reserve for federal income taxes;

(b)is the net asset value of the Portfolio share determined as of the Valuation Date at the end of the preceding Valuation Period; and

(c)is the mortality and expense risk charge and the administrative expense risk charge.

ILLUSTRATIVE EXAMPLE OF ANNUITY UNIT VALUE CALCULATION

Assume that one share of a given Subaccount's underlying Portfolio had a net asset value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on a Tuesday; that its net asset value had been $11.44 at the close of the NYSE on Monday, the day before; and that no dividends or other distributions on that share had been made during the intervening Valuation Period. The Net Investment Factor for the Valuation Period ending on Tuesday's close of the NYSE is calculated as follows:

   Net Investment Factor = ($11.46/$11.44) - 0.0000340 = 1.0017142

The amount subtracted from the ratio of the two net asset values (0.0000340) is the daily equivalent of the annual asset-based expense charges against the Subaccount of 1.25%.

In the example given above, if the Annuity Unit value for the Subaccount was $101.03523 on Monday, the Annuity Unit Value on Tuesday would have been:

                      $101.03523 X 1.0017142  = $101.19888
                      ------------------------
                            1.0000943

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENTS

Assume that a male Contract owner, P, owns a Contract in connection with which P has allocated all of his Contract Value to a single Subaccount. P is also the sole Annuitant. At age 60, P chooses to annuitize his Contract under Option B, Life and 10 Years Certain. As of the last Valuation Date preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655. Accordingly, P's Account Value at that Date is equal to 7543.2456 X $15.432655 = $116,412.31. There are no premium tax charges payable upon annuitization. Assume also that the Annuity Unit Value for the Subaccount at that same Date is $132.56932, and that the Annuity Unit Value on the Valuation Date immediately prior to the second annuity payment date is $133.27695.

P's first Variable Annuity payment is determined from the annuity rate tables in P's Contract, using the information assumed above. The tables supply monthly annuity payments for each $1,000 of applied Contract Value. Accordingly, P's first Variable Annuity payment is determined by multiplying the monthly installment of $5.44 by the result of dividing P's Account Value by $1,000:

   First Payment = $5.44 X ($116,412.31/$1,000) = $633.28

The number of P's Annuity Units is also determined at this time. It is equal to the amount of the first Variable Annuity payment divided by the value of an Annuity Unit at the Valuation Date immediately prior to annuitization:

   Annuity Units = $633.28 / $132.56932 = 4.77697

P's second Variable Annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Date immediately prior to the second payment due date:

   Second Payment = 4.77697 X $133.27695 = $636.66

P's third and subsequent Variable Annuity payments are computed in the same manner.

The amount of the first Variable Annuity payment depends on the Contract Value in the relevant Subaccount on the Annuity Date. Thus, it reflects the investment performance of the Subaccount net of fees and charges during the Accumulation Period. The amount of the first Variable Annuity payment determines the number of Annuity Units allocated to P's Contract for the Annuity Period. That number will remain constant throughout the Annuity Period, unless the Contract Owner makes a transfer. The amount of the second and subsequent Variable Annuity payments depends on changes in the Annuity Unit Value, which will continuously reflect changes in the net investment performance of the Subaccount during the Annuity Period.

EXPERTS

The financial statements and the related financial statement schedules of Lincoln Benefit Life Company and the financial statements of the sub-accounts of Lincoln Benefit Life Variable Annuity Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . Financial statements of Lincoln Benefit Life Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 and related financial statement schedules, and

   . The financial statements of the Sub-Accounts comprising Lincoln Benefit Life Variable Annuity Account as of December 31, 2013 and for each of the periods in the two years then ended.


The financial statements and schedules of Lincoln Benefit Life Company included herein should be considered only as bearing upon the ability of Lincoln Benefit Life Company to meet its obligations under the Contracts.

                                  APPENDIX A

                           ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.


The LBL Consultant Variable Annuity I Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Janus Aspen Series Foreign Stock - Service Shares Sub-Account, LSA Balanced, Oppenheimer Main Street Small- & Mid-Cap Fund/VA - Service Shares Sub-Account, PIMCO Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account, PIMCO Total Return - Administrative Shares Sub-Account, Premier VIT OpCap Balanced Sub-Account, Premier VIT NACM Small Cap Portfolio Class 1 Sub-Account, Putnam VT International Value Fund - Class IB Sub-Account, Invesco Van Kampen V.I. Growth and Income Fund - Series II Sub-Account which were first offered under the Contracts on May 1, 2002; the Invesco Van Kampen V.I. Value Opportunities Fund - Series I Sub-Account, Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I Sub-Account, Invesco Van Kampen V.I. American Value Fund - Series I Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT Opportunity Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS
VSII: Global Income Builder VIP - Class A Sub-Account which was first offered under the Contracts on April 29, 2005 and Janus Aspen Overseas Portfolio - Service Share Sub-Account which was first offered under the Contracts on April 30, 2008. Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Sub-Account for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge.

                    LBL CONSULTANT I VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                     BASIC POLICY PLUS DEATH BENEFIT RIDER

                          MORTALITY & EXPENSE = 1.35



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS I-2
                              2004       $11.927      $12.717       167,237
                              2005       $12.717      $14.346       149,408
                              2006       $14.346      $16.864       131,941
                              2007       $16.864      $22.193       120,985
                              2008       $22.193      $12.000        93,105
                              2009       $12.000      $17.872        91,133
                              2010       $17.872      $20.086        88,596
                              2011       $20.086      $19.737        73,912
                              2012       $19.737      $23.013        69,405
                              2013       $23.013      $30.663        57,710
ALGER GROWTH & INCOME PORTFOLIO - CLASS I-2
                              2004       $11.516      $12.241       425,601
                              2005       $12.241      $12.480       358,612
                              2006       $12.480      $13.446       265,392
                              2007       $13.446      $14.594       205,846
                              2008       $14.594      $ 8.707       121,197
                              2009       $ 8.707      $11.342       100,922
                              2010       $11.342      $12.550        75,780
                              2011       $12.550      $13.175        70,444
                              2012       $13.175      $14.588        68,963
                              2013       $14.588      $18.680        57,332
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS I-2
                              2004       $10.089      $10.490       311,988
                              2005       $10.490      $11.584       260,355
                              2006       $11.584      $12.005       184,866
                              2007       $12.005      $14.192       137,671
                              2008       $14.192      $ 7.531       113,695
                              2009       $ 7.531      $10.954       102,378
                              2010       $10.954      $12.242        73,263
                              2011       $12.242      $12.024        58,782
                              2012       $12.024      $13.020        54,217
                              2013       $13.020      $17.334        46,806

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2
                              2004       $15.100      $16.824       253,128
                              2005       $16.824      $18.212       299,207
                              2006       $18.212      $19.771       207,085
                              2007       $19.771      $25.634       178,432
                              2008       $25.634      $10.521       128,208
                              2009       $10.521      $15.731       109,890
                              2010       $15.731      $18.510        76,730
                              2011       $18.510      $16.734        57,307
                              2012       $16.734      $19.166        47,258
                              2013       $19.166      $25.660        41,545
ALGER SMALLCAP GROWTH PORTFOLIO - CLASS I-2
                              2004       $ 8.124      $ 9.334       311,336
                              2005       $ 9.334      $10.753       234,525
                              2006       $10.753      $12.721       117,811
                              2007       $12.721      $14.698       318,444
                              2008       $14.698      $ 7.735       309,895
                              2009       $ 7.735      $11.093       308,642
                              2010       $11.093      $13.699       282,565
                              2011       $13.699      $13.073        38,177
                              2012       $13.073      $14.495        36,295
                              2013       $14.495      $19.181        31,939
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO-CLASS I
FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
  SHARES
                              2004       $10.000      $10.939        16,313
                              2005       $10.939      $11.487        15,313
                              2006       $11.487      $13.389        17,952
                              2007       $13.389      $13.710        10,580
                              2008       $13.710      $ 8.699         9,633
                              2009       $ 8.699      $10.674         7,477
                              2010       $10.674      $11.517         6,572
                              2011       $11.517      $11.913        10,498
                              2012       $11.913      $13.679        18,687
                              2013       $13.679      $17.847        21,442
DWS VSI: BOND VIP - CLASS A
                              2004       $12.401      $12.880       192,033
                              2005       $12.880      $13.026       178,999
                              2006       $13.026      $13.444       160,858
                              2007       $13.444      $13.803       135,792
                              2008       $13.803      $11.323        94,062
                              2009       $11.323      $12.283        92,125
                              2010       $12.283      $12.929        69,091
                              2011       $12.929      $13.468        57,667
                              2012       $13.468      $14.305        48,741
                              2013       $14.305      $13.672        43,984

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
DWS VSI: CORE EQUITY VIP - CLASS A
                              2004       $ 8.776      $ 9.528        80,031
                              2005       $ 9.528      $ 9.961        72,967
                              2006       $ 9.961      $11.156        51,757
                              2007       $11.156      $11.144        46,646
                              2008       $11.144      $ 6.776        40,130
                              2009       $ 6.776      $ 8.958        35,205
                              2010       $ 8.958      $10.100        25,134
                              2011       $10.100      $ 9.941        24,701
                              2012       $ 9.941      $11.347        14,703
                              2013       $11.347      $15.358        15,101
DWS VSI: GLOBAL SMALL CAP GROWTH - CLASS A
                              2004       $14.164      $17.220        71,497
                              2005       $17.220      $20.059        75,988
                              2006       $20.059      $24.136        79,794
                              2007       $24.136      $26.007        77,932
                              2008       $26.007      $12.825        56,858
                              2009       $12.825      $18.733        48,638
                              2010       $18.733      $23.382        39,616
                              2011       $23.382      $20.765        24,758
                              2012       $20.765      $23.611        21,885
                              2013       $23.611      $31.635        17,316
DWS VSI: INTERNATIONAL VIP - CLASS A
                              2004       $ 8.416      $ 9.666        60,597
                              2005       $ 9.666      $11.068        51,493
                              2006       $11.068      $13.735        72,779
                              2007       $13.735      $15.511        59,656
                              2008       $15.511      $ 7.917        32,802
                              2009       $ 7.917      $10.418        23,546
                              2010       $10.418      $10.435        21,035
                              2011       $10.435      $ 8.570        17,929
                              2012       $ 8.570      $10.191        17,240
                              2013       $10.191      $12.076        15,456
DWS VSII: GLOBAL INCOME BUILDER VIP - CLASS A
                              2005       $10.000      $10.587       207,687
                              2006       $10.587      $11.504       178,033
                              2007       $11.504      $11.887       145,992
                              2008       $11.887      $ 8.513        95,059
                              2009       $ 8.513      $10.357        76,708
                              2010       $10.357      $11.354        54,758
                              2011       $11.354      $11.031        42,678
                              2012       $11.031      $12.283        32,301
                              2013       $12.283      $14.119        25,471

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                              2004       $12.574      $12.840       486,928
                              2005       $12.840      $12.913       413,083
                              2006       $12.913      $13.254       307,757
                              2007       $13.254      $13.883       305,195
                              2008       $13.883      $14.269       272,985
                              2009       $14.269      $14.796       212,558
                              2010       $14.796      $15.336       180,090
                              2011       $15.336      $15.990       133,487
                              2012       $15.990      $16.228       107,821
                              2013       $16.228      $15.666        80,107
FEDERATED HIGH INCOME BOND FUND II
                              2004       $10.698      $11.647       312,748
                              2005       $11.647      $11.785       277,207
                              2006       $11.785      $12.871       267,190
                              2007       $12.871      $13.119       197,260
                              2008       $13.119      $ 9.569       158,685
                              2009       $ 9.569      $14.416       140,519
                              2010       $14.416      $16.302       117,332
                              2011       $16.302      $16.898        93,202
                              2012       $16.898      $19.102        76,266
                              2013       $19.102      $20.142        73,377
FEDERATED MANAGED VOLATILITY FUND II
                              2004       $ 7.586      $ 8.219       131,886
                              2005       $ 8.219      $ 8.610       106,523
                              2006       $ 8.610      $ 9.814        88,379
                              2007       $ 9.814      $10.063        79,360
                              2008       $10.063      $ 7.896        54,060
                              2009       $ 7.896      $ 9.983        41,510
                              2010       $ 9.983      $11.029        36,143
                              2011       $11.029      $11.389        32,782
                              2012       $11.389      $12.746        25,729
                              2013       $12.746      $15.294        23,475
FIDELITY VIP ASSET MANAGER? PORTFOLIO - INITIAL CLASS
                              2004       $11.067      $11.504       135,064
                              2005       $11.504      $11.798       127,362
                              2006       $11.798      $12.479        99,771
                              2007       $12.479      $14.205        82,349
                              2008       $14.205      $ 9.980        70,305
                              2009       $ 9.980      $12.700        57,184
                              2010       $12.700      $14.302        44,376
                              2011       $14.302      $13.736        34,266
                              2012       $13.736      $15.228        28,174
                              2013       $15.228      $17.366        22,258

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - INITIAL CLASS
                              2004       $12.626      $14.370        795,462
                              2005       $14.370      $16.563        927,577
                              2006       $16.563      $18.238        712,579
                              2007       $18.238      $21.136        575,079
                              2008       $21.136      $11.975        445,269
                              2009       $11.975      $16.018        389,308
                              2010       $16.018      $18.505        331,764
                              2011       $18.505      $17.779        260,358
                              2012       $17.779      $20.399        224,368
                              2013       $20.399      $26.396        197,861
FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS
                              2004       $11.938      $13.123        642,647
                              2005       $13.123      $13.693        573,244
                              2006       $13.693      $16.222        451,230
                              2007       $16.222      $16.232        357,268
                              2008       $16.232      $ 9.174        258,569
                              2009       $ 9.174      $11.773        199,512
                              2010       $11.773      $13.362        152,833
                              2011       $13.362      $13.298        116,078
                              2012       $13.298      $15.374         95,571
                              2013       $15.374      $19.418         83,462
FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS
                              2004       $10.106      $10.297        475,294
                              2005       $10.297      $10.738        399,645
                              2006       $10.738      $11.309        348,620
                              2007       $11.309      $14.150        297,256
                              2008       $14.150      $ 7.368        232,724
                              2009       $ 7.368      $ 9.316        202,281
                              2010       $ 9.316      $11.402        176,210
                              2011       $11.402      $11.261        145,810
                              2012       $11.261      $12.729        115,061
                              2013       $12.729      $17.104        101,399
FIDELITY VIP INDEX 500 PORTFOLIO - INITIAL CLASS
                              2004       $10.128      $11.042      1,204,079
                              2005       $11.042      $11.408      1,122,061
                              2006       $11.408      $13.013        775,934
                              2007       $13.013      $13.522        652,282
                              2008       $13.522      $ 8.396        457,591
                              2009       $ 8.396      $10.477        371,303
                              2010       $10.477      $11.878        341,113
                              2011       $11.878      $11.946        280,438
                              2012       $11.946      $13.647        219,119
                              2013       $13.647      $17.788        197,377

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP MONEY MARKET PORTFOLIO - INITIAL CLASS
                              2004       $11.284      $11.256       627,640
                              2005       $11.256      $11.432       675,260
                              2006       $11.432      $11.818       777,215
                              2007       $11.818      $12.255       735,653
                              2008       $12.255      $12.444       899,004
                              2009       $12.444      $12.353       520,646
                              2010       $12.353      $12.205       302,419
                              2011       $12.205      $12.043       305,421
                              2012       $12.043      $11.885       272,402
                              2013       $11.885      $11.717       231,989
FIDELITY VIP OVERSEAS PORTFOLIO - INITIAL CLASS
                              2004       $10.141      $11.358       133,210
                              2005       $11.358      $13.328       146,833
                              2006       $13.328      $15.511       149,461
                              2007       $15.511      $17.933       125,346
                              2008       $17.933      $ 9.932       108,164
                              2009       $ 9.932      $12.386        96,300
                              2010       $12.386      $13.809        97,440
                              2011       $13.809      $11.275        83,289
                              2012       $11.275      $13.417        82,091
                              2013       $13.417      $17.249        57,781
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $10.000      $11.320       117,397
                              2005       $11.320      $12.530       157,466
                              2006       $12.530      $14.904       242,573
                              2007       $14.904      $15.841       113,270
                              2008       $15.841      $ 9.166        55,036
                              2009       $ 9.166      $12.576        51,670
                              2010       $12.576      $15.152        52,915
                              2011       $15.152      $15.072        39,370
                              2012       $15.072      $17.425        31,778
                              2013       $17.425      $23.060        22,958
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2004       $10.258      $11.538       241,428
                              2005       $11.538      $12.478       280,190
                              2006       $12.478      $14.263       251,100
                              2007       $14.263      $14.412       182,053
                              2008       $14.412      $ 9.629       104,511
                              2009       $ 9.629      $11.778       115,962
                              2010       $11.778      $13.024        88,968
                              2011       $13.024      $12.547        68,833
                              2012       $12.547      $14.140        59,289
                              2013       $14.140      $18.642        42,674

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.141        13,718
                              2005       $11.141      $12.202        15,602
                              2006       $12.202      $12.619        16,617
                              2007       $12.619      $14.625        14,347
                              2008       $14.625      $ 7.663        13,761
                              2009       $ 7.663      $11.811        19,575
                              2010       $11.811      $14.816        18,891
                              2011       $14.816      $13.236        11,548
                              2012       $13.236      $14.562         7,265
                              2013       $14.562      $19.605        10,084
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES I
                              2004       $10.000      $10.806       105,095
                              2005       $10.806      $11.263        90,403
                              2006       $11.263      $12.567        82,864
                              2007       $12.567      $12.576        68,073
                              2008       $12.576      $ 5.978        61,339
                              2009       $ 5.978      $ 8.720        56,680
                              2010       $ 8.720      $ 9.227        51,648
                              2011       $ 9.227      $ 8.817        37,810
                              2012       $ 8.817      $10.228        27,112
                              2013       $10.228      $13.484        24,509
JANUS ASPEN ENTERPRISE PORTFOLIO - INSTITUTIONAL SHARES
                              2004       $10.331      $12.295       397,665
                              2005       $12.295      $13.610       212,827
                              2006       $13.610      $15.240       178,520
                              2007       $15.240      $18.330       338,831
                              2008       $18.330      $10.167       320,575
                              2009       $10.167      $14.512       304,711
                              2010       $14.512      $18.001       294,041
                              2011       $18.001      $17.490        99,552
                              2012       $17.490      $20.219        70,902
                              2013       $20.219      $26.380        64,453
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO - INSTITUTIONAL SHARES
FORMERLY, JANUS ASPEN WORLDWIDE PORTFOLIO - INSTITUTIONAL SHARES
                              2004       $ 9.860      $10.187       540,179
                              2005       $10.187      $10.630       448,723
                              2006       $10.630      $12.385       282,234
                              2007       $12.385      $13.380       210,257
                              2008       $13.380      $ 7.298       177,779
                              2009       $ 7.298      $ 9.904       140,892
                              2010       $ 9.904      $11.307       121,801
                              2011       $11.307      $ 9.613       105,297
                              2012       $ 9.613      $11.377        78,463
                              2013       $11.377      $14.401        72,627

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
JANUS ASPEN JANUS PORTFOLIO - INSTITUTIONAL SHARES
                              2004       $ 9.877      $10.175       528,557
                              2005       $10.175      $10.459       429,458
                              2006       $10.459      $11.482       309,264
                              2007       $11.482      $13.023       238,000
                              2008       $13.023      $ 7.737       224,941
                              2009       $ 7.737      $10.398       198,458
                              2010       $10.398      $11.736       176,333
                              2011       $11.736      $10.955       142,527
                              2012       $10.955      $12.803        79,125
                              2013       $12.803      $16.447        68,362
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 7.395        31,558
                              2009       $ 7.395      $13.053        31,976
                              2010       $13.053      $16.083        23,875
                              2011       $16.083      $10.726        16,978
                              2012       $10.726      $11.964        14,746
                              2013       $11.964      $13.476        13,864
JANUS ASPEN SERIES BALANCED PORTFOLIO - INSTITUTIONAL SHARES
                              2004       $13.684      $14.637       813,548
                              2005       $14.637      $15.574       672,165
                              2006       $15.574      $16.996       556,100
                              2007       $16.996      $18.514       437,002
                              2008       $18.514      $15.358       320,902
                              2009       $15.358      $19.055       268,263
                              2010       $19.055      $20.356       238,654
                              2011       $20.356      $20.392       194,684
                              2012       $20.392      $22.835       179,520
                              2013       $22.835      $27.043       164,161
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO - INSTITUTIONAL SHARES
                              2004       $13.026      $13.347       319,960
                              2005       $13.347      $13.419       280,904
                              2006       $13.419      $13.784       207,568
                              2007       $13.784      $14.541       215,616
                              2008       $14.541      $15.195       164,453
                              2009       $15.195      $16.956       148,856
                              2010       $16.956      $18.044       113,388
                              2011       $18.044      $18.985        94,517
                              2012       $18.985      $20.271        81,527
                              2013       $20.271      $19.952        78,185

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.190      $11.875        38,184
                              2005       $11.875      $12.435        31,133
                              2006       $12.435      $14.469        24,986
                              2007       $14.469      $16.863        30,523
                              2008       $16.863      $15.866             0
LSA BALANCED
                              2004       $11.037      $11.163             0
MFS(R) GROWTH SERIES - INITIAL CLASS
                              2004       $ 8.899      $ 9.908        77,890
                              2005       $ 9.908      $10.663        76,604
                              2006       $10.663      $11.339        61,810
                              2007       $11.339      $13.541        55,900
                              2008       $13.541      $ 8.352        52,572
                              2009       $ 8.352      $11.334        45,659
                              2010       $11.334      $12.884        42,670
                              2011       $12.884      $12.658        37,994
                              2012       $12.658      $14.644        32,976
                              2013       $14.644      $19.752        31,763
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS
                              2004       $ 8.994      $ 9.871       166,320
                              2005       $ 9.871      $10.441       150,121
                              2006       $10.441      $11.628        80,157
                              2007       $11.628      $12.641        62,577
                              2008       $12.641      $ 8.337        58,230
                              2009       $ 8.337      $10.428        45,090
                              2010       $10.428      $11.418        44,291
                              2011       $11.418      $11.009        37,027
                              2012       $11.009      $12.931        31,196
                              2013       $12.931      $16.830        26,307
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS
                              2004       $15.570      $16.346       104,037
                              2005       $16.346      $16.957        83,431
                              2006       $16.957      $18.922        68,138
                              2007       $18.922      $19.117        58,911
                              2008       $19.117      $11.431        52,285
                              2009       $11.431      $18.385        47,440
                              2010       $18.385      $24.706        43,380
                              2011       $24.706      $21.850        31,371
                              2012       $21.850      $26.106        25,326
                              2013       $26.106      $36.414        22,301

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MFS(R) RESEARCH SERIES - INITIAL CLASS
                              2004       $ 9.003      $10.280       104,339
                              2005       $10.280      $10.923        89,332
                              2006       $10.923      $11.894        76,384
                              2007       $11.894      $13.270        69,083
                              2008       $13.270      $ 8.359        58,800
                              2009       $ 8.359      $10.755        52,761
                              2010       $10.755      $12.285        45,751
                              2011       $12.285      $12.054        44,379
                              2012       $12.054      $13.932        42,922
                              2013       $13.932      $18.165        41,404
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS
                              2004       $13.039      $14.307       484,074
                              2005       $14.307      $14.499       531,136
                              2006       $14.499      $15.990       473,331
                              2007       $15.990      $16.423       389,873
                              2008       $16.423      $12.604       304,727
                              2009       $12.604      $14.662       253,488
                              2010       $14.662      $15.886       205,634
                              2011       $15.886      $15.936       177,490
                              2012       $15.936      $17.474       157,501
                              2013       $17.474      $20.502       134,715
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                              2004       $11.141      $13.087       106,022
                              2005       $13.087      $14.152       156,180
                              2006       $14.152      $15.994       344,991
                              2007       $15.994      $15.543        73,975
                              2008       $15.543      $ 9.497        59,993
                              2009       $ 9.497      $12.813        54,906
                              2010       $12.813      $15.540        43,765
                              2011       $15.540      $14.952        30,010
                              2012       $14.952      $17.340        24,923
                              2013       $17.340      $24.033        15,835
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.633      $11.063        64,555
                              2005       $11.063      $11.466        71,226
                              2006       $11.466      $11.549        53,477
                              2007       $11.549      $11.795        42,730
                              2008       $11.795      $11.348        45,962
                              2009       $11.348      $12.933        30,076
                              2010       $12.933      $13.830        37,744
                              2011       $13.830      $14.554        40,482
                              2012       $14.554      $15.900        35,855
                              2013       $15.900      $15.750        34,279

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.915      $11.283       496,866
                              2005       $11.283      $11.392       437,361
                              2006       $11.392      $11.662       379,913
                              2007       $11.662      $12.500       311,272
                              2008       $12.500      $12.914       353,676
                              2009       $12.914      $14.520       353,431
                              2010       $14.520      $15.472       350,980
                              2011       $15.472      $15.801       338,912
                              2012       $15.801      $17.066       263,050
                              2013       $17.066      $16.491       198,482
PREMIER VIT NACM SMALL CAP PORTFOLIO - CLASS 1
                              2004       $10.110      $11.746       101,370
                              2005       $11.746      $11.584        81,514
                              2006       $11.584      $14.167        69,811
                              2007       $14.167      $14.043        57,503
                              2008       $14.043      $ 8.078        51,349
                              2009       $ 8.078      $ 9.202        37,283
                              2010       $ 9.202      $10.671             0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.798        59,439
                              2005       $10.798      $10.934        50,470
                              2006       $10.934      $11.941        39,805
                              2007       $11.941      $11.246        27,391
                              2008       $11.246      $ 7.628        28,256
                              2009       $ 7.628      $ 7.358             0
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2004       $11.124      $13.264        60,246
                              2005       $13.264      $14.917        51,308
                              2006       $14.917      $18.706        64,700
                              2007       $18.706      $19.727        68,254
                              2008       $19.727      $10.495        46,936
                              2009       $10.495      $13.053        42,557
                              2010       $13.053      $13.781        26,987
                              2011       $13.781      $11.711        17,291
                              2012       $11.711      $14.047        15,445
                              2013       $14.047      $16.921        11,210
RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                              2004       $ 8.573      $ 9.020        62,996
                              2005       $ 9.020      $ 8.810        44,867
                              2006       $ 8.810      $ 9.624        33,119
                              2007       $ 9.624      $10.934        35,339
                              2008       $10.934      $ 6.392        23,217
                              2009       $ 6.392      $ 6.503             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                              2004       $ 9.083      $10.321        54,649
                              2005       $10.321      $10.555        46,116
                              2006       $10.555      $12.740        48,858
                              2007       $12.740      $13.002        28,736
                              2008       $13.002      $ 8.613        20,478
                              2009       $ 8.613      $ 8.145             0
STRONG MID CAP GROWTH II - INVESTOR CLASS
                              2004       $ 9.953      $11.689       124,471
STRONG OPPORTUNITY II - INVESTOR CLASS
                              2004       $14.110      $16.441       224,911
T. ROWE PRICE EQUITY INCOME PORTFOLIO - I
                              2004       $13.000      $14.724       637,860
                              2005       $14.724      $15.082       582,053
                              2006       $15.082      $17.685       465,452
                              2007       $17.685      $17.998       371,950
                              2008       $17.998      $11.333       289,316
                              2009       $11.333      $14.030       240,655
                              2010       $14.030      $15.905       201,365
                              2011       $15.905      $15.565       162,387
                              2012       $15.565      $17.971       130,630
                              2013       $17.971      $22.977       107,839
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO - I
                              2004       $ 9.102      $10.207       108,187
                              2005       $10.207      $11.673       107,804
                              2006       $11.673      $13.703        93,407
                              2007       $13.703      $15.264        90,287
                              2008       $15.264      $ 7.717        63,526
                              2009       $ 7.717      $11.591        57,958
                              2010       $11.591      $13.076        51,190
                              2011       $13.076      $11.233        36,452
                              2012       $11.233      $13.113        25,225
                              2013       $13.113      $14.740        23,344
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO - I
                              2004       $15.340      $17.892       398,739
                              2005       $17.892      $20.234       326,796
                              2006       $20.234      $21.267       210,502
                              2007       $21.267      $24.631       144,149
                              2008       $24.631      $14.624       113,520
                              2009       $14.624      $20.993        98,302
                              2010       $20.993      $26.509        78,998
                              2011       $26.509      $25.796        63,701
                              2012       $25.796      $28.957        51,485
                              2013       $28.957      $39.012        41,913

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO - I
                              2004       $ 8.993      $ 9.828        48,594
                              2005       $ 9.828      $10.121        78,987
                              2006       $10.121      $10.707        89,378
                              2007       $10.707      $12.006        70,018
                              2008       $12.006      $ 7.308        45,390
                              2009       $ 7.308      $10.787        48,381
                              2010       $10.787      $12.721        63,305
                              2011       $12.721      $12.404        49,554
                              2012       $12.404      $13.829        45,875
                              2013       $13.829      $18.810        46,202
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                              2005       $10.000      $11.464       122,023
                              2006       $11.464      $12.954        95,244
                              2007       $12.954      $15.617        78,865
                              2008       $15.617      $ 8.564        69,952
                              2009       $ 8.564      $11.843        48,753
                              2010       $11.843      $15.822        57,547
                              2011       $15.822      $15.660        38,378
                              2012       $15.660      $18.172        36,507
                              2013       $18.172      $25.755        31,775
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2
                              2005       $10.000      $11.023       300,050
                              2006       $11.023      $12.193       203,235
                              2007       $12.193      $12.814       166,470
                              2008       $12.814      $ 7.565       136,895
                              2009       $ 7.565      $11.016       111,241
                              2010       $11.016      $13.436        83,026
                              2011       $13.436      $12.512        65,579
                              2012       $12.512      $14.246        53,619
                              2013       $14.246      $18.348        48,169



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.10%.

                    LBL CONSULTANT I VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                    BASIC POLICY PLUS INCOME BENEFIT RIDER

                           MORTALITY & EXPENSE = 1.5



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS I-2
                              2004       $ 5.485      $ 5.840       170,900
                              2005       $ 5.840      $ 6.578       162,470
                              2006       $ 6.578      $ 7.721       181,828
                              2007       $ 7.721      $10.146       184,527
                              2008       $10.146      $ 5.478       176,784
                              2009       $ 5.478      $ 8.146       154,005
                              2010       $ 8.146      $ 9.141       123,683
                              2011       $ 9.141      $ 8.969        93,690
                              2012       $ 8.969      $10.442        77,538
                              2013       $10.442      $13.892        84,510
ALGER GROWTH & INCOME PORTFOLIO - CLASS I-2
                              2004       $ 6.786      $ 7.202       215,770
                              2005       $ 7.202      $ 7.332       216,190
                              2006       $ 7.332      $ 7.887       208,546
                              2007       $ 7.887      $ 8.548       200,774
                              2008       $ 8.548      $ 5.092       135,379
                              2009       $ 5.092      $ 6.623       127,252
                              2010       $ 6.623      $ 7.318        90,348
                              2011       $ 7.318      $ 7.671        65,852
                              2012       $ 7.671      $ 8.481        42,451
                              2013       $ 8.481      $10.843        35,483
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS I-2
                              2004       $ 6.218      $ 6.456       285,968
                              2005       $ 6.456      $ 7.118       287,513
                              2006       $ 7.118      $ 7.366       281,301
                              2007       $ 7.366      $ 8.695       245,979
                              2008       $ 8.695      $ 4.607       218,580
                              2009       $ 4.607      $ 6.691       181,456
                              2010       $ 6.691      $ 7.466       121,922
                              2011       $ 7.466      $ 7.323        91,511
                              2012       $ 7.323      $ 7.917        74,662
                              2013       $ 7.917      $10.525        59,367

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2
                              2004       $ 8.765      $ 9.751       252,067
                              2005       $ 9.751      $10.539       263,534
                              2006       $10.539      $11.424       263,408
                              2007       $11.424      $14.790       220,809
                              2008       $14.790      $ 6.061       215,245
                              2009       $ 6.061      $ 9.049       188,406
                              2010       $ 9.049      $10.631       156,158
                              2011       $10.631      $ 9.597       107,256
                              2012       $ 9.597      $10.975        81,041
                              2013       $10.975      $14.672        60,996
ALGER SMALLCAP GROWTH PORTFOLIO - CLASS I-2
                              2004       $ 5.096      $ 5.846       147,944
                              2005       $ 5.846      $ 6.724       148,135
                              2006       $ 6.724      $ 7.943       137,734
                              2007       $ 7.943      $ 9.163       110,738
                              2008       $ 9.163      $ 4.815        96,912
                              2009       $ 4.815      $ 6.895        83,729
                              2010       $ 6.895      $ 8.503        72,929
                              2011       $ 8.503      $ 8.101        54,844
                              2012       $ 8.101      $ 8.969        45,904
                              2013       $ 8.969      $11.851        34,510
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO-CLASS I
FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
  SHARES
                              2004       $10.000      $10.928        59,957
                              2005       $10.928      $11.457        55,257
                              2006       $11.457      $13.335        53,222
                              2007       $13.335      $13.634        46,324
                              2008       $13.634      $ 8.637        40,845
                              2009       $ 8.637      $10.583        40,525
                              2010       $10.583      $11.401        36,003
                              2011       $11.401      $11.776        21,127
                              2012       $11.776      $13.501        18,175
                              2013       $13.501      $17.588        13,699
DWS VSI: BOND VIP - CLASS A
                              2004       $12.111      $12.560       104,889
                              2005       $12.560      $12.683       102,454
                              2006       $12.683      $13.071        96,941
                              2007       $13.071      $13.399        98,459
                              2008       $13.399      $10.975        64,949
                              2009       $10.975      $11.888        58,686
                              2010       $11.888      $12.494        43,547
                              2011       $12.494      $12.995        37,835
                              2012       $12.995      $13.783        30,425
                              2013       $13.783      $13.153        23,145

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
DWS VSI: CORE EQUITY VIP - CLASS A
                              2004       $ 7.904      $ 8.569        32,112
                              2005       $ 8.569      $ 8.945        26,505
                              2006       $ 8.945      $10.003        26,490
                              2007       $10.003      $ 9.977        25,859
                              2008       $ 9.977      $ 6.057        23,946
                              2009       $ 6.057      $ 7.996        21,748
                              2010       $ 7.996      $ 9.002        17,523
                              2011       $ 9.002      $ 8.847        14,329
                              2012       $ 8.847      $10.083         4,106
                              2013       $10.083      $13.627         4,633
DWS VSI: GLOBAL SMALL CAP GROWTH - CLASS A
                              2004       $ 7.835      $ 9.511        85,021
                              2005       $ 9.511      $11.063       154,233
                              2006       $11.063      $13.291        87,796
                              2007       $13.291      $14.300        90,092
                              2008       $14.300      $ 7.041        76,520
                              2009       $ 7.041      $10.269        73,328
                              2010       $10.269      $12.799        61,996
                              2011       $12.799      $11.349        43,670
                              2012       $11.349      $12.885        34,086
                              2013       $12.885      $17.239        28,904
DWS VSI: INTERNATIONAL VIP - CLASS A
                              2004       $ 5.990      $ 6.869        40,501
                              2005       $ 6.869      $ 7.854        42,169
                              2006       $ 7.854      $ 9.732        50,293
                              2007       $ 9.732      $10.974        54,547
                              2008       $10.974      $ 5.593        55,414
                              2009       $ 5.593      $ 7.349        42,055
                              2010       $ 7.349      $ 7.349        46,013
                              2011       $ 7.349      $ 6.027        45,002
                              2012       $ 6.027      $ 7.156        29,919
                              2013       $ 7.156      $ 8.467        30,311
DWS VSII: GLOBAL INCOME BUILDER VIP - CLASS A
                              2005       $10.000      $10.577        84,641
                              2006       $10.577      $11.475        77,806
                              2007       $11.475      $11.839        73,097
                              2008       $11.839      $ 8.466        54,853
                              2009       $ 8.466      $10.284        42,564
                              2010       $10.284      $11.257        25,347
                              2011       $11.257      $10.921        21,135
                              2012       $10.921      $12.143        18,612
                              2013       $12.143      $13.937        18,923

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                              2004       $12.090      $12.328       159,145
                              2005       $12.328      $12.379       162,872
                              2006       $12.379      $12.687       155,816
                              2007       $12.687      $13.269       274,784
                              2008       $13.269      $13.618       275,046
                              2009       $13.618      $14.100       254,588
                              2010       $14.100      $14.593       128,231
                              2011       $14.593      $15.192        71,909
                              2012       $15.192      $15.395        57,178
                              2013       $15.395      $14.840        52,270
FEDERATED HIGH INCOME BOND FUND II
                              2004       $11.018      $11.977       259,206
                              2005       $11.977      $12.101       259,708
                              2006       $12.101      $13.196       233,583
                              2007       $13.196      $13.431       235,713
                              2008       $13.431      $ 9.782       188,612
                              2009       $ 9.782      $14.714       148,987
                              2010       $14.714      $16.614       117,044
                              2011       $16.614      $17.195        82,293
                              2012       $17.195      $19.409        73,026
                              2013       $19.409      $20.436        63,200
FEDERATED MANAGED VOLATILITY FUND II
                              2004       $ 6.903      $ 7.468        42,894
                              2005       $ 7.468      $ 7.812        38,514
                              2006       $ 7.812      $ 8.891        45,873
                              2007       $ 8.891      $ 9.102        32,263
                              2008       $ 9.102      $ 7.132        27,119
                              2009       $ 7.132      $ 9.003        49,624
                              2010       $ 9.003      $ 9.931        43,354
                              2011       $ 9.931      $10.241        12,931
                              2012       $10.241      $11.443        11,299
                              2013       $11.443      $13.710         8,363
FIDELITY VIP ASSET MANAGER? PORTFOLIO - INITIAL CLASS
                              2004       $ 9.445      $ 9.804        36,345
                              2005       $ 9.804      $10.039        33,456
                              2006       $10.039      $10.603        52,664
                              2007       $10.603      $12.051        48,973
                              2008       $12.051      $ 8.454        46,643
                              2009       $ 8.454      $10.742        43,897
                              2010       $10.742      $12.079        35,422
                              2011       $12.079      $11.584        29,017
                              2012       $11.584      $12.822        11,950
                              2013       $12.822      $14.601        10,778

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - INITIAL CLASS
                              2004       $ 9.142      $10.389       398,909
                              2005       $10.389      $11.957       425,874
                              2006       $11.957      $13.146       474,681
                              2007       $13.146      $15.213       430,419
                              2008       $15.213      $ 8.606       414,732
                              2009       $ 8.606      $11.494       379,399
                              2010       $11.494      $13.259       311,833
                              2011       $13.259      $12.719       240,666
                              2012       $12.719      $14.572       176,480
                              2013       $14.572      $18.827       156,704
FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS
                              2004       $10.835      $11.893       238,847
                              2005       $11.893      $12.391       253,792
                              2006       $12.391      $14.657       246,403
                              2007       $14.657      $14.644       222,048
                              2008       $14.644      $ 8.264       190,942
                              2009       $ 8.264      $10.590       178,288
                              2010       $10.590      $12.001       149,963
                              2011       $12.001      $11.925       106,276
                              2012       $11.925      $13.767        83,671
                              2013       $13.767      $17.362        65,679
FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS
                              2004       $ 6.123      $ 6.229       394,806
                              2005       $ 6.229      $ 6.486       383,199
                              2006       $ 6.486      $ 6.820       369,984
                              2007       $ 6.820      $ 8.521       337,799
                              2008       $ 8.521      $ 4.430       297,919
                              2009       $ 4.430      $ 5.593       279,793
                              2010       $ 5.593      $ 6.835       228,048
                              2011       $ 6.835      $ 6.741       186,742
                              2012       $ 6.741      $ 7.608       148,206
                              2013       $ 7.608      $10.208       130,354
FIDELITY VIP INDEX 500 PORTFOLIO - INITIAL CLASS
                              2004       $ 7.569      $ 8.240       653,279
                              2005       $ 8.240      $ 8.500       659,853
                              2006       $ 8.500      $ 9.682       612,005
                              2007       $ 9.682      $10.045       544,236
                              2008       $10.045      $ 6.228       465,525
                              2009       $ 6.228      $ 7.760       415,634
                              2010       $ 7.760      $ 8.784       360,517
                              2011       $ 8.784      $ 8.821       301,654
                              2012       $ 8.821      $10.063       240,599
                              2013       $10.063      $13.096       205,765

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP MONEY MARKET PORTFOLIO - INITIAL CLASS
                              2004       $10.446      $10.404       158,446
                              2005       $10.404      $10.550       218,673
                              2006       $10.550      $10.890       158,356
                              2007       $10.890      $11.276       155,296
                              2008       $11.276      $11.433       228,715
                              2009       $11.433      $11.332       236,117
                              2010       $11.332      $11.179       256,547
                              2011       $11.179      $11.015       155,711
                              2012       $11.015      $10.854       155,715
                              2013       $10.854      $10.685        88,628
FIDELITY VIP OVERSEAS PORTFOLIO - INITIAL CLASS
                              2004       $ 7.258      $ 8.117       113,024
                              2005       $ 8.117      $ 9.510       115,093
                              2006       $ 9.510      $11.052       129,714
                              2007       $11.052      $12.759       115,540
                              2008       $12.759      $ 7.056       115,660
                              2009       $ 7.056      $ 8.786       110,033
                              2010       $ 8.786      $ 9.780        92,501
                              2011       $ 9.780      $ 7.973        72,172
                              2012       $ 7.973      $ 9.474        61,643
                              2013       $ 9.474      $12.161        41,902
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $10.000      $11.306       131,386
                              2005       $11.306      $12.497       138,050
                              2006       $12.497      $14.845       139,367
                              2007       $14.845      $15.754       135,601
                              2008       $15.754      $ 9.102       110,645
                              2009       $ 9.102      $12.470       105,852
                              2010       $12.470      $15.001        83,067
                              2011       $15.001      $14.900        57,443
                              2012       $14.900      $17.200        43,407
                              2013       $17.200      $22.728        34,702
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2004       $10.233      $11.492        82,521
                              2005       $11.492      $12.409        90,167
                              2006       $12.409      $14.164        86,960
                              2007       $14.164      $14.290        82,492
                              2008       $14.290      $ 9.533        73,222
                              2009       $ 9.533      $11.643        71,664
                              2010       $11.643      $12.856        48,791
                              2011       $12.856      $12.366        36,728
                              2012       $12.366      $13.915        27,585
                              2013       $13.915      $18.319        20,162

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.129        13,497
                              2005       $11.129      $12.170        16,777
                              2006       $12.170      $12.567        11,147
                              2007       $12.567      $14.544         6,188
                              2008       $14.544      $ 7.609         5,596
                              2009       $ 7.609      $11.710         5,916
                              2010       $11.710      $14.667         4,237
                              2011       $14.667      $13.084         3,981
                              2012       $13.084      $14.372         3,264
                              2013       $14.372      $19.322         2,359
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES I
                              2004       $10.000      $10.795       124,889
                              2005       $10.795      $11.234       118,972
                              2006       $11.234      $12.516       124,236
                              2007       $12.516      $12.507       120,474
                              2008       $12.507      $ 5.936       114,387
                              2009       $ 5.936      $ 8.646       102,920
                              2010       $ 8.646      $ 9.135        80,828
                              2011       $ 9.135      $ 8.716        63,622
                              2012       $ 8.716      $10.095        55,707
                              2013       $10.095      $13.289        46,380
JANUS ASPEN ENTERPRISE PORTFOLIO - INSTITUTIONAL SHARES
                              2004       $ 3.741      $ 4.445        94,730
                              2005       $ 4.445      $ 4.914        93,955
                              2006       $ 4.914      $ 5.494        97,595
                              2007       $ 5.494      $ 6.598       112,423
                              2008       $ 6.598      $ 3.654       102,787
                              2009       $ 3.654      $ 5.208        99,834
                              2010       $ 5.208      $ 6.450        98,673
                              2011       $ 6.450      $ 6.258        66,555
                              2012       $ 6.258      $ 7.223        56,510
                              2013       $ 7.223      $ 9.410        41,159
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO - INSTITUTIONAL SHARES
FORMERLY, JANUS ASPEN WORLDWIDE PORTFOLIO - INSTITUTIONAL SHARES
                              2004       $ 5.597      $ 5.771       164,971
                              2005       $ 5.771      $ 6.013       157,545
                              2006       $ 6.013      $ 6.995       163,784
                              2007       $ 6.995      $ 7.546       137,998
                              2008       $ 7.546      $ 4.109       120,113
                              2009       $ 4.109      $ 5.569       110,974
                              2010       $ 5.569      $ 6.348        93,531
                              2011       $ 6.348      $ 5.389        81,102
                              2012       $ 5.389      $ 6.368        50,412
                              2013       $ 6.368      $ 8.049        43,632

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
JANUS ASPEN JANUS PORTFOLIO - INSTITUTIONAL SHARES
                              2004       $ 5.786      $ 5.952       194,209
                              2005       $ 5.952      $ 6.109       191,074
                              2006       $ 6.109      $ 6.696       175,455
                              2007       $ 6.696      $ 7.584       173,263
                              2008       $ 7.584      $ 4.499       140,153
                              2009       $ 4.499      $ 6.037       101,338
                              2010       $ 6.037      $ 6.804        77,443
                              2011       $ 6.804      $ 6.341        62,754
                              2012       $ 6.341      $ 7.400        53,082
                              2013       $ 7.400      $ 9.492        41,770
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 7.322        30,972
                              2009       $ 7.322      $12.903        30,415
                              2010       $12.903      $15.875        27,765
                              2011       $15.875      $10.571        17,822
                              2012       $10.571      $11.774        18,110
                              2013       $11.774      $13.242        15,503
JANUS ASPEN SERIES BALANCED PORTFOLIO - INSTITUTIONAL SHARES
                              2004       $ 9.332      $ 9.967       241,921
                              2005       $ 9.967      $10.589       204,713
                              2006       $10.589      $11.539       182,130
                              2007       $11.539      $12.551       179,897
                              2008       $12.551      $10.395       160,873
                              2009       $10.395      $12.878       147,689
                              2010       $12.878      $13.737       109,159
                              2011       $13.737      $13.741        98,486
                              2012       $13.741      $15.364        85,089
                              2013       $15.364      $18.168        65,199
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO - INSTITUTIONAL SHARES
                              2004       $12.567      $12.858        94,082
                              2005       $12.858      $12.909        92,717
                              2006       $12.909      $13.240        88,134
                              2007       $13.240      $13.946        93,530
                              2008       $13.946      $14.551        68,741
                              2009       $14.551      $16.213        67,504
                              2010       $16.213      $17.228        57,502
                              2011       $17.228      $18.098        43,706
                              2012       $18.098      $19.295        41,177
                              2013       $19.295      $18.963        33,713

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.166      $11.828        32,276
                              2005       $11.828      $12.366        38,610
                              2006       $12.366      $14.368        34,893
                              2007       $14.368      $16.720        29,328
                              2008       $16.720      $15.724             0
LSA BALANCED
                              2004       $11.010      $11.130             0
MFS(R) GROWTH SERIES - INITIAL CLASS
                              2004       $ 4.463      $ 4.962        85,052
                              2005       $ 4.962      $ 5.332        89,088
                              2006       $ 5.332      $ 5.662        82,995
                              2007       $ 5.662      $ 6.751        73,949
                              2008       $ 6.751      $ 4.158        66,539
                              2009       $ 4.158      $ 5.633        56,633
                              2010       $ 5.633      $ 6.394        32,914
                              2011       $ 6.394      $ 6.272        18,689
                              2012       $ 6.272      $ 7.246        16,374
                              2013       $ 7.246      $ 9.759        14,943
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS
                              2004       $ 7.620      $ 8.351        65,590
                              2005       $ 8.351      $ 8.820        64,222
                              2006       $ 8.820      $ 9.808        59,772
                              2007       $ 9.808      $10.647        58,510
                              2008       $10.647      $ 7.011        46,566
                              2009       $ 7.011      $ 8.756        44,374
                              2010       $ 8.756      $ 9.574        35,578
                              2011       $ 9.574      $ 9.216        23,946
                              2012       $ 9.216      $10.810        16,750
                              2013       $10.810      $14.048        14,815
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS
                              2004       $ 7.426      $ 7.785       192,944
                              2005       $ 7.785      $ 8.063       181,798
                              2006       $ 8.063      $ 8.984       156,029
                              2007       $ 8.984      $ 9.064       141,673
                              2008       $ 9.064      $ 5.411       112,631
                              2009       $ 5.411      $ 8.690        91,863
                              2010       $ 8.690      $11.660        83,104
                              2011       $11.660      $10.297        57,206
                              2012       $10.297      $12.284        37,614
                              2013       $12.284      $17.109        35,547

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MFS(R) RESEARCH SERIES - INITIAL CLASS
                              2004       $ 6.271      $ 7.149        25,693
                              2005       $ 7.149      $ 7.585        25,394
                              2006       $ 7.585      $ 8.247        23,327
                              2007       $ 8.247      $ 9.187        22,353
                              2008       $ 9.187      $ 5.778        17,765
                              2009       $ 5.778      $ 7.424        15,366
                              2010       $ 7.424      $ 8.467        14,626
                              2011       $ 8.467      $ 8.296        13,981
                              2012       $ 8.296      $ 9.574         7,299
                              2013       $ 9.574      $12.464         5,035
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS
                              2004       $11.819      $12.948       165,044
                              2005       $12.948      $13.102       172,152
                              2006       $13.102      $14.429       161,904
                              2007       $14.429      $14.797       149,873
                              2008       $14.797      $11.339       116,466
                              2009       $11.339      $13.171        98,547
                              2010       $13.171      $14.249        77,741
                              2011       $14.249      $14.272        69,259
                              2012       $14.272      $15.626        52,119
                              2013       $15.626      $18.307        41,486
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                              2004       $11.113      $13.035       121,027
                              2005       $13.035      $14.075       122,591
                              2006       $14.075      $15.882       122,184
                              2007       $15.882      $15.411       120,551
                              2008       $15.411      $ 9.402       111,211
                              2009       $ 9.402      $12.666       105,154
                              2010       $12.666      $15.339        92,217
                              2011       $15.339      $14.736        72,681
                              2012       $14.736      $17.064        63,548
                              2013       $17.064      $23.616        42,650
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.607      $11.019        41,099
                              2005       $11.019      $11.403        50,261
                              2006       $11.403      $11.468        50,205
                              2007       $11.468      $11.695        52,838
                              2008       $11.695      $11.235        47,103
                              2009       $11.235      $12.785        45,791
                              2010       $12.785      $13.652        48,881
                              2011       $13.652      $14.345        36,219
                              2012       $14.345      $15.648        31,167
                              2013       $15.648      $15.477        22,456

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.887      $11.238       258,505
                              2005       $11.238      $11.330       280,196
                              2006       $11.330      $11.580       240,487
                              2007       $11.580      $12.395       226,182
                              2008       $12.395      $12.786       225,199
                              2009       $12.786      $14.353       215,499
                              2010       $14.353      $15.272       179,210
                              2011       $15.272      $15.573       139,996
                              2012       $15.573      $16.795       118,225
                              2013       $16.795      $16.204        89,677
PREMIER VIT NACM SMALL CAP PORTFOLIO - CLASS 1
                              2004       $10.084      $11.699        99,363
                              2005       $11.699      $11.520       112,667
                              2006       $11.520      $14.069       103,224
                              2007       $14.069      $13.924        87,715
                              2008       $13.924      $ 7.997        79,340
                              2009       $ 7.997      $ 9.096        67,504
                              2010       $ 9.096      $10.543             0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.787        30,117
                              2005       $10.787      $10.907        28,474
                              2006       $10.907      $11.893        25,749
                              2007       $11.893      $11.184        23,485
                              2008       $11.184      $ 7.575        22,326
                              2009       $ 7.575      $ 7.303             0
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2004       $11.096      $13.211        30,902
                              2005       $13.211      $14.835        41,702
                              2006       $14.835      $18.575        46,209
                              2007       $18.575      $19.560        43,136
                              2008       $19.560      $10.390        36,339
                              2009       $10.390      $12.903        34,403
                              2010       $12.903      $13.603        19,618
                              2011       $13.603      $11.543        17,642
                              2012       $11.543      $13.824        15,191
                              2013       $13.824      $16.627         9,979
RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                              2004       $ 8.049      $ 8.456        37,606
                              2005       $ 8.456      $ 8.247        40,719
                              2006       $ 8.247      $ 8.995        34,863
                              2007       $ 8.995      $10.204        33,316
                              2008       $10.204      $ 5.957        31,594
                              2009       $ 5.957      $ 6.057             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                              2004       $11.279      $12.798        31,724
                              2005       $12.798      $13.068        34,371
                              2006       $13.068      $15.750        36,209
                              2007       $15.750      $16.049        30,440
                              2008       $16.049      $10.616        29,432
                              2009       $10.616      $10.034             0
STRONG MID CAP GROWTH II - INVESTOR CLASS
                              2004       $ 4.458      $ 5.227        89,140
STRONG OPPORTUNITY II - INVESTOR CLASS
                              2004       $ 9.349      $10.877       304,108
T. ROWE PRICE EQUITY INCOME PORTFOLIO - I
                              2004       $12.158      $13.750       188,012
                              2005       $13.750      $14.063       204,939
                              2006       $14.063      $16.466       205,303
                              2007       $16.466      $16.732       188,166
                              2008       $16.732      $10.520       166,494
                              2009       $10.520      $13.004       151,442
                              2010       $13.004      $14.720       113,338
                              2011       $14.720      $14.383        90,462
                              2012       $14.383      $16.582        66,297
                              2013       $16.582      $21.169        50,505
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO - I
                              2004       $ 6.764      $ 7.573       100,922
                              2005       $ 7.573      $ 8.648       104,044
                              2006       $ 8.648      $10.136       103,540
                              2007       $10.136      $11.275       103,454
                              2008       $11.275      $ 5.692        93,739
                              2009       $ 5.692      $ 8.536        91,365
                              2010       $ 8.536      $ 9.615        77,825
                              2011       $ 9.615      $ 8.248        61,520
                              2012       $ 8.248      $ 9.613        47,413
                              2013       $ 9.613      $10.790        45,458
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO - I
                              2004       $10.360      $12.066       230,191
                              2005       $12.066      $13.625       219,361
                              2006       $13.625      $14.299       173,748
                              2007       $14.299      $16.536       155,934
                              2008       $16.536      $ 9.803       128,599
                              2009       $ 9.803      $14.051       111,747
                              2010       $14.051      $17.717        86,867
                              2011       $17.717      $17.214        67,005
                              2012       $17.214      $19.294        58,720
                              2013       $19.294      $25.956        48,970

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO - I
                              2004       $ 7.335      $ 8.004        45,690
                              2005       $ 8.004      $ 8.230        43,823
                              2006       $ 8.230      $ 8.694        54,252
                              2007       $ 8.694      $ 9.734        42,214
                              2008       $ 9.734      $ 5.916        38,467
                              2009       $ 5.916      $ 8.719        36,945
                              2010       $ 8.719      $10.267        34,340
                              2011       $10.267      $ 9.996        29,607
                              2012       $ 9.996      $11.128        21,146
                              2013       $11.128      $15.114        19,992
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                              2005       $10.000      $11.452        43,558
                              2006       $11.452      $12.921        43,284
                              2007       $12.921      $15.553        51,988
                              2008       $15.553      $ 8.516        41,207
                              2009       $ 8.516      $11.759        37,262
                              2010       $11.759      $15.686        30,914
                              2011       $15.686      $15.503        22,284
                              2012       $15.503      $17.962        14,777
                              2013       $17.962      $25.420        14,427
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2
                              2005       $10.000      $11.012       313,016
                              2006       $11.012      $12.162       146,162
                              2007       $12.162      $12.761       114,322
                              2008       $12.761      $ 7.523        92,841
                              2009       $ 7.523      $10.938        76,236
                              2010       $10.938      $13.321        57,765
                              2011       $13.321      $12.387        44,471
                              2012       $12.387      $14.082        34,818
                              2013       $14.082      $18.110        33,149


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

                    LBL CONSULTANT I VARIABLE ANNUITY - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER

                          MORTALITY & EXPENSE = 1.55


                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS I-2
                              2004       $11.799      $12.556       128,384
                              2005       $12.556      $14.136        95,282
                              2006       $14.136      $16.584        92,279
                              2007       $16.584      $21.781        89,223
                              2008       $21.781      $11.754        58,388
                              2009       $11.754      $17.470        49,662
                              2010       $17.470      $19.595        45,536
                              2011       $19.595      $19.216        41,818
                              2012       $19.216      $22.361        21,532
                              2013       $22.361      $29.735        21,457
ALGER GROWTH & INCOME PORTFOLIO - CLASS I-2
                              2004       $11.393      $12.086        91,984
                              2005       $12.086      $12.297        84,575
                              2006       $12.297      $13.223        67,698
                              2007       $13.223      $14.323        47,930
                              2008       $14.323      $ 8.528        44,599
                              2009       $ 8.528      $11.087        38,293
                              2010       $11.087      $12.244        30,125
                              2011       $12.244      $12.828        22,942
                              2012       $12.828      $14.174        20,337
                              2013       $14.174      $18.114        18,574
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS I-2
                              2004       $ 9.981      $10.357       166,189
                              2005       $10.357      $11.414       175,850
                              2006       $11.414      $11.806       111,556
                              2007       $11.806      $13.928        95,131
                              2008       $13.928      $ 7.377        80,624
                              2009       $ 7.377      $10.708        56,039
                              2010       $10.708      $11.942        43,812
                              2011       $11.942      $11.707        38,527
                              2012       $11.707      $12.650        25,589
                              2013       $12.650      $16.809       21,198

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2
                              2004       $14.939      $16.611        81,249
                              2005       $16.611      $17.945        91,770
                              2006       $17.945      $19.442        66,003
                              2007       $19.442      $25.158        66,280
                              2008       $25.158      $10.305        48,591
                              2009       $10.305      $15.377        42,550
                              2010       $15.377      $18.057        29,090
                              2011       $18.057      $16.292        26,676
                              2012       $16.292      $18.622        21,087
                              2013       $18.622      $24.883        19,643
ALGER SMALLCAP GROWTH PORTFOLIO - CLASS I-2
                              2004       $ 8.037      $ 9.216       189,896
                              2005       $ 9.216      $10.596       170,444
                              2006       $10.596      $12.509       145,446
                              2007       $12.509      $14.425       126,505
                              2008       $14.425      $ 7.576       107,979
                              2009       $ 7.576      $10.844        96,926
                              2010       $10.844      $13.364        79,523
                              2011       $13.364      $12.728        63,610
                              2012       $12.728      $14.084        49,366
                              2013       $14.084      $18.600        35,538
CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO-CLASS I
FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I
  SHARES
                              2004       $10.000      $10.924        10,304
                              2005       $10.924      $11.448         7,070
                              2006       $11.448      $13.317         7,115
                              2007       $13.317      $13.609         7,536
                              2008       $13.609      $ 8.618         7,278
                              2009       $ 8.618      $10.554         8,361
                              2010       $10.554      $11.363         8,281
                              2011       $11.363      $11.731         9,760
                              2012       $11.731      $13.443        14,524
                              2013       $13.443      $17.504        15,780
DWS VSI: BOND VIP - CLASS A
                              2004       $12.269      $12.717        44,974
                              2005       $12.717      $12.835        37,816
                              2006       $12.835      $13.221        33,092
                              2007       $13.221      $13.547        21,984
                              2008       $13.547      $11.090        19,116
                              2009       $11.090      $12.007        21,632
                              2010       $12.007      $12.613        18,608
                              2011       $12.613      $13.112        18,135
                              2012       $13.112      $13.900        17,183
                              2013       $13.900      $13.258        17,320

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
DWS VSI: CORE EQUITY VIP - CLASS A
                              2004       $ 8.682      $ 9.408        25,929
                              2005       $ 9.408      $ 9.816        20,792
                              2006       $ 9.816      $10.971        18,025
                              2007       $10.971      $10.937        15,181
                              2008       $10.937      $ 6.636        15,929
                              2009       $ 6.636      $ 8.757         9,765
                              2010       $ 8.757      $ 9.854         5,852
                              2011       $ 9.854      $ 9.679         5,640
                              2012       $ 9.679      $11.025         4,798
                              2013       $11.025      $14.893         4,686
DWS VSI: GLOBAL SMALL CAP GROWTH - CLASS A
                              2004       $14.013      $17.001        40,986
                              2005       $17.001      $19.766        65,435
                              2006       $19.766      $23.736        66,487
                              2007       $23.736      $25.524        45,371
                              2008       $25.524      $12.561        33,097
                              2009       $12.561      $18.312        31,472
                              2010       $18.312      $22.811        23,877
                              2011       $22.811      $20.217        21,454
                              2012       $20.217      $22.942        18,734
                              2013       $22.942      $30.677        14,297
DWS VSI: INTERNATIONAL VIP - CLASS A
                              2004       $ 8.326      $ 9.544        31,120
                              2005       $ 9.544      $10.906        38,956
                              2006       $10.906      $13.507        50,762
                              2007       $13.507      $15.223        38,115
                              2008       $15.223      $ 7.754        44,613
                              2009       $ 7.754      $10.184        26,122
                              2010       $10.184      $10.180        27,468
                              2011       $10.180      $ 8.344        24,263
                              2012       $ 8.344      $ 9.902        23,125
                              2013       $ 9.902      $11.710        18,115
DWS VSII: GLOBAL INCOME BUILDER VIP - CLASS A
                              2005       $10.000      $10.573        29,295
                              2006       $10.573      $11.466        25,775
                              2007       $11.466      $11.823        18,267
                              2008       $11.823      $ 8.451        12,234
                              2009       $ 8.451      $10.260         9,175
                              2010       $10.260      $11.226         5,156
                              2011       $11.226      $10.885         4,131
                              2012       $10.885      $12.096         4,075
                              2013       $12.096      $13.876         3,442

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                              2004       $12.439      $12.678        44,922
                              2005       $12.678      $12.724        47,296
                              2006       $12.724      $13.034        54,868
                              2007       $13.034      $13.625        53,132
                              2008       $13.625      $13.976        50,942
                              2009       $13.976      $14.463        44,521
                              2010       $14.463      $14.962        32,071
                              2011       $14.962      $15.568        31,293
                              2012       $15.568      $15.768        20,263
                              2013       $15.768      $15.192        14,273
FEDERATED HIGH INCOME BOND FUND II
                              2004       $10.584      $11.500        71,574
                              2005       $11.500      $11.612        53,558
                              2006       $11.612      $12.657        51,464
                              2007       $12.657      $12.876        41,313
                              2008       $12.876      $ 9.373        34,847
                              2009       $ 9.373      $14.092        30,350
                              2010       $14.092      $15.903        23,939
                              2011       $15.903      $16.452        23,110
                              2012       $16.452      $18.560        27,091
                              2013       $18.560      $19.532        26,527
FEDERATED MANAGED VOLATILITY FUND II
                              2004       $ 7.505      $ 8.115        16,754
                              2005       $ 8.115      $ 8.484        15,116
                              2006       $ 8.484      $ 9.651        14,559
                              2007       $ 9.651      $ 9.876        27,091
                              2008       $ 9.876      $ 7.734        44,755
                              2009       $ 7.734      $ 9.759        39,743
                              2010       $ 9.759      $10.759        18,356
                              2011       $10.759      $11.089        16,339
                              2012       $11.089      $12.385        17,783
                              2013       $12.385      $14.831        16,276
FIDELITY VIP ASSET MANAGER? PORTFOLIO - INITIAL CLASS
                              2004       $10.948      $11.358        36,895
                              2005       $11.358      $11.625        34,878
                              2006       $11.625      $12.272        27,020
                              2007       $12.272      $13.941        18,892
                              2008       $13.941      $ 9.775        16,518
                              2009       $ 9.775      $12.414        12,355
                              2010       $12.414      $13.953        14,863
                              2011       $13.953      $13.374        10,679
                              2012       $13.374      $14.796         8,264
                              2013       $14.796      $16.840         7,816

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - INITIAL CLASS
                              2004       $12.491      $14.188       218,223
                              2005       $14.188      $16.321       228,406
                              2006       $16.321      $17.935       216,216
                              2007       $17.935      $20.744       178,076
                              2008       $20.744      $11.729       162,169
                              2009       $11.729      $15.657       148,720
                              2010       $15.657      $18.053       116,586
                              2011       $18.053      $17.309        89,341
                              2012       $17.309      $19.821        72,652
                              2013       $19.821      $25.596        57,888
FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS
                              2004       $11.810      $12.957       162,289
                              2005       $12.957      $13.493       142,923
                              2006       $13.493      $15.953       149,069
                              2007       $15.953      $15.930       154,507
                              2008       $15.930      $ 8.986       151,363
                              2009       $ 8.986      $11.508       116,340
                              2010       $11.508      $13.035        85,921
                              2011       $13.035      $12.947        69,329
                              2012       $12.947      $14.939        48,638
                              2013       $14.939      $18.830        38,609
FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS
                              2004       $ 9.998      $10.167       151,515
                              2005       $10.167      $10.581       143,650
                              2006       $10.581      $11.121       119,157
                              2007       $11.121      $13.887       120,377
                              2008       $13.887      $ 7.217       106,538
                              2009       $ 7.217      $ 9.107        80,794
                              2010       $ 9.107      $11.123        61,501
                              2011       $11.123      $10.964        55,314
                              2012       $10.964      $12.368        41,583
                              2013       $12.368      $16.586        38,695
FIDELITY VIP INDEX 500 PORTFOLIO - INITIAL CLASS
                              2004       $10.019      $10.902       303,187
                              2005       $10.902      $11.241       255,105
                              2006       $11.241      $12.797       191,447
                              2007       $12.797      $13.271       156,996
                              2008       $13.271      $ 8.224       152,421
                              2009       $ 8.224      $10.242       122,488
                              2010       $10.242      $11.588        99,355
                              2011       $11.588      $11.631        77,013
                              2012       $11.631      $13.261        70,545
                              2013       $13.261      $17.250        81,590

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FIDELITY VIP MONEY MARKET PORTFOLIO - INITIAL CLASS
                              2004       $11.164      $11.114       181,129
                              2005       $11.114      $11.264       121,417
                              2006       $11.264      $11.622       118,163
                              2007       $11.622      $12.027        83,155
                              2008       $12.027      $12.188       132,466
                              2009       $12.188      $12.075       144,552
                              2010       $12.075      $11.906        88,035
                              2011       $11.906      $11.725        69,534
                              2012       $11.725      $11.548       104,930
                              2013       $11.548      $11.363        75,879
FIDELITY VIP OVERSEAS PORTFOLIO - INITIAL CLASS
                              2004       $10.033      $11.215        44,382
                              2005       $11.215      $13.133        68,124
                              2006       $13.133      $15.254        72,261
                              2007       $15.254      $17.600        70,044
                              2008       $17.600      $ 9.728        64,824
                              2009       $ 9.728      $12.108        56,801
                              2010       $12.108      $13.472        43,392
                              2011       $13.472      $10.977        35,301
                              2012       $10.977      $13.036        24,770
                              2013       $13.036      $16.726        22,293
INVESCO V.I. AMERICAN VALUE FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES I
                              2004       $10.000      $11.302        28,827
                              2005       $11.302      $12.486        64,891
                              2006       $12.486      $14.824        57,894
                              2007       $14.824      $15.724        42,479
                              2008       $15.724      $ 9.081        35,933
                              2009       $ 9.081      $12.434        29,046
                              2010       $12.434      $14.951        25,447
                              2011       $14.951      $14.842        21,426
                              2012       $14.842      $17.125        15,922
                              2013       $17.125      $22.618        19,024
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                              2004       $10.224      $11.477        17,744
                              2005       $11.477      $12.387        57,205
                              2006       $12.387      $14.131        44,045
                              2007       $14.131      $14.249        21,733
                              2008       $14.249      $ 9.501        17,025
                              2009       $ 9.501      $11.599        13,009
                              2010       $11.599      $12.800        10,473
                              2011       $12.800      $12.306         9,923
                              2012       $12.306      $13.841        10,673
                              2013       $13.841      $18.212         8,801

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                              2004       $10.000      $11.125         8,293
                              2005       $11.125      $12.161         4,486
                              2006       $12.161      $12.552         5,838
                              2007       $12.552      $14.518         4,437
                              2008       $14.518      $ 7.592         4,331
                              2009       $ 7.592      $11.678         4,954
                              2010       $11.678      $14.619         8,000
                              2011       $14.619      $13.034         6,823
                              2012       $13.034      $14.311         6,818
                              2013       $14.311      $19.230         6,613
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES I
                              2004       $10.000      $10.792        41,127
                              2005       $10.792      $11.225        45,141
                              2006       $11.225      $12.500        44,742
                              2007       $12.500      $12.484        19,691
                              2008       $12.484      $ 5.923         6,872
                              2009       $ 5.923      $ 8.622         6,090
                              2010       $ 8.622      $ 9.105         6,080
                              2011       $ 9.105      $ 8.683         5,864
                              2012       $ 8.683      $10.052         5,148
                              2013       $10.052      $13.226         2,014
JANUS ASPEN ENTERPRISE PORTFOLIO - INSTITUTIONAL SHARES
                              2004       $10.220      $12.139       227,769
                              2005       $12.139      $13.410       211,365
                              2006       $13.410      $14.987       188,828
                              2007       $14.987      $17.989       162,720
                              2008       $17.989      $ 9.958       150,992
                              2009       $ 9.958      $14.186       120,982
                              2010       $14.186      $17.561        93,725
                              2011       $17.561      $17.028        77,165
                              2012       $17.028      $19.645        65,566
                              2013       $19.645      $25.581        52,358
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO - INSTITUTIONAL SHARES
FORMERLY, JANUS ASPEN WORLDWIDE PORTFOLIO - INSTITUTIONAL SHARES
                              2004       $ 9.759      $10.058       288,675
                              2005       $10.058      $10.474       214,883
                              2006       $10.474      $12.179       191,886
                              2007       $12.179      $13.132       161,995
                              2008       $13.132      $ 7.148       144,806
                              2009       $ 7.148      $ 9.681       150,206
                              2010       $ 9.681      $11.031        93,018
                              2011       $11.031      $ 9.360        76,112
                              2012       $ 9.360      $11.055        66,684
                              2013       $11.055      $13.965        61,944

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
JANUS ASPEN JANUS PORTFOLIO - INSTITUTIONAL SHARES
                              2004       $ 9.772      $10.046       274,531
                              2005       $10.046      $10.306       233,900
                              2006       $10.306      $11.291       225,097
                              2007       $11.291      $12.781       198,425
                              2008       $12.781      $ 7.578       183,863
                              2009       $ 7.578      $10.164       146,392
                              2010       $10.164      $11.449        96,870
                              2011       $11.449      $10.665        84,075
                              2012       $10.665      $12.440        53,555
                              2013       $12.440      $15.949        42,773
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 7.297        11,179
                              2009       $ 7.297      $12.854         9,753
                              2010       $12.854      $15.807         4,668
                              2011       $15.807      $10.520        19,674
                              2012       $10.520      $11.712         4,622
                              2013       $11.712      $13.165         2,805
JANUS ASPEN SERIES BALANCED PORTFOLIO - INSTITUTIONAL SHARES
                              2004       $13.538      $14.452       126,529
                              2005       $14.452      $15.346       119,871
                              2006       $15.346      $16.714        97,813
                              2007       $16.714      $18.171        70,729
                              2008       $18.171      $15.042        65,192
                              2009       $15.042      $18.626        61,456
                              2010       $18.626      $19.858        45,878
                              2011       $19.858      $19.854        48,334
                              2012       $19.854      $22.188        43,146
                              2013       $22.188      $26.224        42,204
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO - INSTITUTIONAL SHARES
                              2004       $12.886      $13.178        50,191
                              2005       $13.178      $13.223        37,935
                              2006       $13.223      $13.555        21,678
                              2007       $13.555      $14.271        16,363
                              2008       $14.271      $14.883         8,618
                              2009       $14.883      $16.574        10,619
                              2010       $16.574      $17.603        19,116
                              2011       $17.603      $18.484        20,580
                              2012       $18.484      $19.696        21,676
                              2013       $19.696      $19.348        14,627

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.157      $11.812        19,692
                              2005       $11.812      $12.344        38,191
                              2006       $12.344      $14.335        32,393
                              2007       $14.335      $16.673        24,098
                              2008       $16.673      $15.677             0
LSA BALANCED
                              2004       $11.001      $11.118             0
MFS(R) GROWTH SERIES - INITIAL CLASS
                              2004       $ 8.804      $ 9.782       182,144
                              2005       $ 9.782      $10.507       162,625
                              2006       $10.507      $11.151       142,406
                              2007       $11.151      $13.290       124,607
                              2008       $13.290      $ 8.181       128,035
                              2009       $ 8.181      $11.079        99,583
                              2010       $11.079      $12.569        82,911
                              2011       $12.569      $12.323        71,128
                              2012       $12.323      $14.229        42,142
                              2013       $14.229      $19.154        32,375
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS
                              2004       $ 8.898      $ 9.746        56,446
                              2005       $ 9.746      $10.288        44,683
                              2006       $10.288      $11.435        32,985
                              2007       $11.435      $12.406        23,985
                              2008       $12.406      $ 8.166        38,545
                              2009       $ 8.166      $10.193        41,939
                              2010       $10.193      $11.139        13,453
                              2011       $11.139      $10.718        11,665
                              2012       $10.718      $12.565        11,278
                              2013       $12.565      $16.320         9,983
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS
                              2004       $15.403      $16.139        50,201
                              2005       $16.139      $16.708        37,200
                              2006       $16.708      $18.608        30,089
                              2007       $18.608      $18.762        23,453
                              2008       $18.762      $11.196        19,314
                              2009       $11.196      $17.972        21,982
                              2010       $17.972      $24.102        19,201
                              2011       $24.102      $21.274        18,096
                              2012       $21.274      $25.366        11,154
                              2013       $25.366      $35.311        11,837

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
MFS(R) RESEARCH SERIES - INITIAL CLASS
                              2004       $ 8.907      $10.150        66,633
                              2005       $10.150      $10.763        52,736
                              2006       $10.763      $11.696        51,083
                              2007       $11.696      $13.023        40,872
                              2008       $13.023      $ 8.187        34,029
                              2009       $ 8.187      $10.513        29,754
                              2010       $10.513      $11.985        23,503
                              2011       $11.985      $11.736        23,191
                              2012       $11.736      $13.537        25,254
                              2013       $13.537      $17.615        20,580
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS
                              2004       $12.900      $14.125       106,104
                              2005       $14.125      $14.287       100,419
                              2006       $14.287      $15.725        85,293
                              2007       $15.725      $16.118        75,459
                              2008       $16.118      $12.345        57,445
                              2009       $12.345      $14.333        38,749
                              2010       $14.333      $15.498        23,058
                              2011       $15.498      $15.515        19,079
                              2012       $15.515      $16.978        17,213
                              2013       $16.978      $19.882        16,456
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
                              2004       $11.104      $13.017       123,438
                              2005       $13.017      $14.049        86,936
                              2006       $14.049      $15.845        76,214
                              2007       $15.845      $15.368        49,327
                              2008       $15.368      $ 9.371        37,185
                              2009       $ 9.371      $12.618        33,049
                              2010       $12.618      $15.273        31,169
                              2011       $15.273      $14.665        28,480
                              2012       $14.665      $16.974        20,848
                              2013       $16.974      $23.479        26,875
PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.598      $11.004         5,691
                              2005       $11.004      $11.382        10,029
                              2006       $11.382      $11.441         8,686
                              2007       $11.441      $11.662         8,154
                              2008       $11.662      $11.198        14,918
                              2009       $11.198      $12.736        15,179
                              2010       $12.736      $13.593        12,805
                              2011       $13.593      $14.275        13,982
                              2012       $14.275      $15.565        18,019
                              2013       $15.565      $15.387        14,557

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PIMCO TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.878      $11.223        79,473
                              2005       $11.223      $11.309        38,426
                              2006       $11.309      $11.553        34,681
                              2007       $11.553      $12.360        42,079
                              2008       $12.360      $12.743        57,039
                              2009       $12.743      $14.299        49,223
                              2010       $14.299      $15.206        58,258
                              2011       $15.206      $15.498        57,828
                              2012       $15.498      $16.706        52,387
                              2013       $16.706      $16.110        34,976
PREMIER VIT NACM SMALL CAP PORTFOLIO - CLASS 1
                              2004       $10.076      $11.683        22,600
                              2005       $11.683      $11.499        20,151
                              2006       $11.499      $14.036        42,325
                              2007       $14.036      $13.884        33,613
                              2008       $13.884      $ 7.971        24,104
                              2009       $ 7.971      $ 9.062        25,127
                              2010       $ 9.062      $10.501             0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.783        13,967
                              2005       $10.783      $10.897        14,469
                              2006       $10.897      $11.877        11,774
                              2007       $11.877      $11.163        11,147
                              2008       $11.163      $ 7.557        10,139
                              2009       $ 7.557      $ 7.284             0
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                              2004       $11.087      $13.193         8,707
                              2005       $13.193      $14.808        28,083
                              2006       $14.808      $18.532        40,781
                              2007       $18.532      $19.505        48,592
                              2008       $19.505      $10.356        26,933
                              2009       $10.356      $12.854        24,565
                              2010       $12.854      $13.544        20,898
                              2011       $13.544      $11.487        17,890
                              2012       $11.487      $13.751        13,575
                              2013       $13.751      $16.530        10,117

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                              2004       $ 8.493      $ 8.918         3,322
                              2005       $ 8.918      $ 8.694         2,890
                              2006       $ 8.694      $ 9.478         3,448
                              2007       $ 9.478      $10.746         2,610
                              2008       $10.746      $ 6.270           907
                              2009       $ 6.270      $ 6.374             0
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                              2004       $ 8.999      $10.205       112,653
                              2005       $10.205      $10.415        51,057
                              2006       $10.415      $12.546        66,319
                              2007       $12.546      $12.779        39,610
                              2008       $12.779      $ 8.448        37,456
                              2009       $ 8.448      $ 7.984             0
STRONG MID CAP GROWTH II - INVESTOR CLASS
                              2004       $ 9.846      $11.541        85,988
STRONG OPPORTUNITY II - INVESTOR CLASS
                              2004       $13.959      $16.233        69,356
T. ROWE PRICE EQUITY INCOME PORTFOLIO - I
                              2004       $12.861      $14.538       184,824
                              2005       $14.538      $14.861       200,541
                              2006       $14.861      $17.392       173,699
                              2007       $17.392      $17.664       126,613
                              2008       $17.664      $11.101       109,360
                              2009       $11.101      $13.714        98,159
                              2010       $13.714      $15.516        76,001
                              2011       $15.516      $15.154        55,938
                              2012       $15.154      $17.462        42,976
                              2013       $17.462      $22.281        44,291
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO - I
                              2004       $ 9.005      $10.077        37,821
                              2005       $10.077      $11.503        69,893
                              2006       $11.503      $13.475        49,210
                              2007       $13.475      $14.981        45,099
                              2008       $14.981      $ 7.559        35,713
                              2009       $ 7.559      $11.330        31,719
                              2010       $11.330      $12.756        34,010
                              2011       $12.756      $10.937        18,035
                              2012       $10.937      $12.741        14,390
                              2013       $12.741      $14.294        21,831

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO - I
                              2004       $15.175      $17.665        82,382
                              2005       $17.665      $19.938        76,554
                              2006       $19.938      $20.914        59,413
                              2007       $20.914      $24.173        44,406
                              2008       $24.173      $14.324        36,320
                              2009       $14.324      $20.521        28,109
                              2010       $20.521      $25.861        17,132
                              2011       $25.861      $25.115        15,023
                              2012       $25.115      $28.136        10,755
                              2013       $28.136      $37.830         9,134
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO - I
                              2004       $ 8.897      $ 9.704        25,316
                              2005       $ 9.704      $ 9.973        33,827
                              2006       $ 9.973      $10.529        24,000
                              2007       $10.529      $11.783        17,147
                              2008       $11.783      $ 7.157        19,068
                              2009       $ 7.157      $10.544        11,187
                              2010       $10.544      $12.410         8,017
                              2011       $12.410      $12.076         8,971
                              2012       $12.076      $13.437         6,851
                              2013       $13.437      $18.241         4,803
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                              2005       $10.000      $11.450        34,812
                              2006       $11.450      $12.910        31,311
                              2007       $12.910      $15.532        34,372
                              2008       $15.532      $ 8.501        33,494
                              2009       $ 8.501      $11.731        22,334
                              2010       $11.731      $15.641        19,076
                              2011       $15.641      $15.451        15,766
                              2012       $15.451      $17.893        18,101
                              2013       $17.893      $25.309        14,937
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2
                              2005       $10.000      $11.010        75,585
                              2006       $11.010      $12.151        66,503
                              2007       $12.151      $12.744        66,117
                              2008       $12.744      $ 7.509        58,329
                              2009       $ 7.509      $10.912        54,895
                              2010       $10.912      $13.283        49,116
                              2011       $13.283      $12.345        45,793
                              2012       $12.345      $14.027        40,631
                              2013       $14.027      $18.031        39,066



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

                --------------------------------
                    LINCOLN BENEFIT LIFE
                    VARIABLE ANNUITY
                    ACCOUNT
                    Financial Statements as of December 31,
                    2013 and for the years ended December 31, 2013 and 2012, and Report of Independent
                    Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contractholders of
Lincoln Benefit Life Variable Annuity Account and Board of Directors of
Lincoln Benefit Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, IL

March 28, 2014

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -------------------------------------------------------------------------
                             THE ALGER    THE ALGER   THE ALGER   THE ALGER   THE ALGER   THE ALGER
                             PORTFOLIOS  PORTFOLIOS  PORTFOLIOS  PORTFOLIOS  PORTFOLIOS   PORTFOLIOS
                            (CLASS 1-2)  (CLASS 1-2) (CLASS 1-2) (CLASS 1-2) (CLASS 1-2)  (CLASS S)
                            SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ------------ ----------- ----------- ----------- ----------- ------------
                               ALGER        ALGER       ALGER       ALGER       ALGER       ALGER
                              CAPITAL     GROWTH &    LARGE CAP    MID CAP    SMALL CAP    CAPITAL
                            APPRECIATION   INCOME      GROWTH      GROWTH      GROWTH    APPRECIATION
                            (CLASS 1-2)  (CLASS 1-2) (CLASS 1-2) (CLASS 1-2) (CLASS 1-2)  (CLASS S)
                            ------------ ----------- ----------- ----------- ----------- ------------
ASSETS
Investments, at fair value. $12,050,853  $5,408,865  $5,436,591  $11,544,163 $6,666,133   $3,082,503
                            -----------  ----------  ----------  ----------- ----------   ----------
   Total assets............ $12,050,853  $5,408,865  $5,436,591  $11,544,163 $6,666,133   $3,082,503
                            ===========  ==========  ==========  =========== ==========   ==========
NET ASSETS
Accumulation units......... $12,005,454  $5,346,610  $5,406,507  $11,466,445 $6,581,571   $3,082,503
Contracts in payout
  (annuitization) period...      45,399      62,255      30,084       77,718     84,562           --
                            -----------  ----------  ----------  ----------- ----------   ----------
   Total net assets........ $12,050,853  $5,408,865  $5,436,591  $11,544,163 $6,666,133   $3,082,503
                            ===========  ==========  ==========  =========== ==========   ==========
FUND SHARE
  INFORMATION
Number of shares...........     164,158     363,743      86,584      629,110    204,232       43,088
                            ===========  ==========  ==========  =========== ==========   ==========
Cost of investments........ $ 7,954,819  $3,903,498  $3,584,607  $10,578,057 $5,497,031   $2,189,904
                            ===========  ==========  ==========  =========== ==========   ==========
ACCUMULATION UNIT
  VALUE
   Lowest.................. $     13.52  $    10.55  $    10.24  $     14.28 $    11.53   $    21.12
                            ===========  ==========  ==========  =========== ==========   ==========
   Highest................. $     35.15  $    20.57  $    20.02  $     27.16 $    19.78   $    24.21
                            ===========  ==========  ==========  =========== ==========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                      -----------------------------------------------------------------------------------
                                                  DWS         DWS
                                              INVESTMENTS INVESTMENTS
                       THE ALGER   THE ALGER   VARIABLE    VARIABLE          DWS               DWS
                      PORTFOLIOS  PORTFOLIOS   INSURANCE   INSURANCE     INVESTMENTS       INVESTMENTS
                       (CLASS S)   (CLASS S)  TRUST FUNDS TRUST FUNDS VARIABLE SERIES I VARIABLE SERIES I
                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                      ----------- ----------- ----------- ----------- ----------------- -----------------
                         ALGER       ALGER                                                     DWS
                       LARGE CAP    MID CAP       DWS         DWS                             CORE
                        GROWTH      GROWTH    EQUITY 500   SMALL CAP         DWS             EQUITY
                       (CLASS S)   (CLASS S)  INDEX VIP B INDEX VIP B    BOND VIP A           VIP A
                      ----------- ----------- ----------- ----------- ----------------- -----------------
ASSETS
Investments, at fair
  value.............. $5,173,804  $5,989,945  $1,217,776   $605,590      $3,842,965        $1,357,102
                      ----------  ----------  ----------   --------      ----------        ----------
   Total assets...... $5,173,804  $5,989,945  $1,217,776   $605,590      $3,842,965        $1,357,102
                      ==========  ==========  ==========   ========      ==========        ==========
NET ASSETS
Accumulation units... $5,169,011  $5,989,945  $1,217,776   $605,590      $3,807,712        $1,343,529
Contracts in payout
  (annuitization)
  period.............      4,793          --          --         --          35,253            13,573
                      ----------  ----------  ----------   --------      ----------        ----------
   Total net assets.. $5,173,804  $5,989,945  $1,217,776   $605,590      $3,842,965        $1,357,102
                      ==========  ==========  ==========   ========      ==========        ==========
FUND SHARE
  INFORMATION
Number of shares.....     82,927     338,990      64,060     34,253         697,453           117,600
                      ==========  ==========  ==========   ========      ==========        ==========
Cost of investments.. $2,977,816  $5,171,041  $  781,478   $427,873      $4,411,459        $  943,022
                      ==========  ==========  ==========   ========      ==========        ==========
ACCUMULATION
  UNIT VALUE
   Lowest............ $    14.26  $    13.87  $    18.86   $  24.86      $    12.80        $    13.26
                      ==========  ==========  ==========   ========      ==========        ==========
   Highest........... $    20.76  $    15.89  $    20.58   $  27.12      $    16.76        $    15.84
                      ==========  ==========  ==========   ========      ==========        ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                      ------------------------------------------------------------------------------
                          DWS           DWS           DWS
                      INVESTMENTS   INVESTMENTS   INVESTMENTS    FEDERATED    FEDERATED   FEDERATED
                        VARIABLE     VARIABLE      VARIABLE      INSURANCE    INSURANCE   INSURANCE
                        SERIES I     SERIES I      SERIES II      SERIES       SERIES      SERIES
                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                      ------------ ------------- ------------- ------------- ----------- -----------
                          DWS                         DWS        FEDERATED    FEDERATED   FEDERATED
                      GLOBAL SMALL      DWS      GLOBAL INCOME FUND FOR U.S.    HIGH       MANAGED
                       CAP GROWTH  INTERNATIONAL    BUILDER     GOVERNMENT   INCOME BOND VOLATILITY
                         VIP A         VIP A       VIP A II    SECURITIES II   FUND II     FUND II
                      ------------ ------------- ------------- ------------- ----------- -----------
ASSETS
Investments, at fair
  value..............  $5,217,865   $1,935,192    $3,533,860    $ 9,847,615  $11,247,831 $3,183,729
                       ----------   ----------    ----------    -----------  ----------- ----------
   Total assets......  $5,217,865   $1,935,192    $3,533,860    $ 9,847,615  $11,247,831 $3,183,729
                       ==========   ==========    ==========    ===========  =========== ==========
NET ASSETS
Accumulation units...  $5,167,088   $1,909,866    $3,441,883    $ 9,625,857  $11,204,082 $3,119,522
Contracts in payout
  (annuitization)
  period.............      50,777       25,326        91,977        221,758       43,749     64,207
                       ----------   ----------    ----------    -----------  ----------- ----------
   Total net assets..  $5,217,865   $1,935,192    $3,533,860    $ 9,847,615  $11,247,831 $3,183,729
                       ==========   ==========    ==========    ===========  =========== ==========
FUND SHARE
  INFORMATION
Number of shares.....     301,436      213,597       129,445        899,326    1,573,123    281,746
                       ==========   ==========    ==========    ===========  =========== ==========
Cost of investments..  $4,031,543   $2,036,793    $2,760,864    $10,208,721  $10,763,675 $2,653,017
                       ==========   ==========    ==========    ===========  =========== ==========
ACCUMULATION
  UNIT VALUE
   Lowest............  $    16.78   $     8.24    $    13.70    $     14.44  $     19.53 $    13.34
                       ==========   ==========    ==========    ===========  =========== ==========
   Highest...........  $    32.62   $    12.45    $    14.37    $     19.41  $     29.82 $    24.88
                       ==========   ==========    ==========    ===========  =========== ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                      -----------------------------------------------------------------------------------
                        FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                        VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                        INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                      PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                      ------------- ------------- ------------- ------------- ------------- -------------
                        VIP ASSET        VIP           VIP                                    VIP MONEY
                         MANAGER     CONTRAFUND   EQUITY-INCOME  VIP GROWTH   VIP INDEX 500    MARKET
                      ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair
  value..............  $4,821,158    $39,006,871   $18,031,268   $16,627,090   $26,059,503   $17,043,677
                       ----------    -----------   -----------   -----------   -----------   -----------
   Total assets......  $4,821,158    $39,006,871   $18,031,268   $16,627,090   $26,059,503   $17,043,677
                       ==========    ===========   ===========   ===========   ===========   ===========
NET ASSETS
Accumulation units...  $4,795,711    $38,758,611   $17,829,057   $16,409,254   $25,912,443   $16,949,576
Contracts in payout
  (annuitization)
  period.............      25,447        248,260       202,211       217,836       147,060        94,101
                       ----------    -----------   -----------   -----------   -----------   -----------
   Total net
     assets..........  $4,821,158    $39,006,871   $18,031,268   $16,627,090   $26,059,503   $17,043,677
                       ==========    ===========   ===========   ===========   ===========   ===========
FUND SHARE
  INFORMATION
Number of shares.....     279,650      1,135,571       774,206       290,989       139,887    17,043,677
                       ==========    ===========   ===========   ===========   ===========   ===========
Cost of investments..  $4,109,723    $28,358,907   $16,912,472   $10,657,759   $18,609,035   $17,043,677
                       ==========    ===========   ===========   ===========   ===========   ===========
ACCUMULATION
  UNIT VALUE
   Lowest............  $    14.21    $     18.33   $     16.90   $      9.94   $     12.75   $     10.40
                       ==========    ===========   ===========   ===========   ===========   ===========
   Highest...........  $    25.92    $     40.62   $     38.80   $     36.49   $     18.97   $     14.03
                       ==========    ===========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                      -------------------------------------------------------------------------------------------------------
                                        FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                        FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                        VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                        INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                      PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                      ------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                        VIP ASSET                              VIP
                           VIP           MANAGER       VIP CONTRAFUND     EQUITY-INCOME      VIP GROWTH       VIP INDEX 500
                        OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                      ------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value..............  $8,638,460      $2,637,081        $19,140,957       $15,577,956       $7,288,485        $21,811,089
                       ----------      ----------        -----------       -----------       ----------        -----------
   Total assets......  $8,638,460      $2,637,081        $19,140,957       $15,577,956       $7,288,485        $21,811,089
                       ==========      ==========        ===========       ===========       ==========        ===========
NET ASSETS
Accumulation
  units..............  $8,504,822      $2,637,081        $19,140,957       $15,563,932       $7,284,309        $21,798,051
Contracts in payout
  (annuitization)
  period.............     133,638              --                 --            14,024            4,176             13,038
                       ----------      ----------        -----------       -----------       ----------        -----------
   Total net
     assets..........  $8,638,460      $2,637,081        $19,140,957       $15,577,956       $7,288,485        $21,811,089
                       ==========      ==========        ===========       ===========       ==========        ===========
FUND SHARE
  INFORMATION
Number of shares.....     418,530         155,672            566,804           680,855          128,840            118,179
                       ==========      ==========        ===========       ===========       ==========        ===========
Cost of
  investments........  $7,361,282      $2,195,522        $15,084,598       $14,580,015       $4,324,620        $15,558,647
                       ==========      ==========        ===========       ===========       ==========        ===========
ACCUMULATION
  UNIT VALUE
   Lowest............  $    11.84      $    13.25        $     17.99       $     13.79       $    14.01        $     14.78
                       ==========      ==========        ===========       ===========       ==========        ===========
   Highest...........  $    23.72      $    15.19        $     20.62       $     16.16       $    20.75        $     16.94
                       ==========      ==========        ===========       ===========       ==========        ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                      --------------------------------------------------------------------------------------------------
                          FIDELITY          FIDELITY          FIDELITY
                          VARIABLE          VARIABLE          VARIABLE
                          INSURANCE         INSURANCE         INSURANCE      GOLDMAN SACHS   GOLDMAN SACHS    INVESCO
                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND      VARIABLE        VARIABLE      INVESTMENT
                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) INSURANCE TRUST INSURANCE TRUST   SERVICES
                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                      ----------------- ----------------- ----------------- --------------- --------------- ------------
                                                                                                  VIT
                       VIP INVESTMENT       VIP MONEY                        VIT STRATEGIC    STRUCTURED    INVESCO V.I.
                         GRADE BOND          MARKET         VIP OVERSEAS     INTERNATIONAL     SMALL CAP      AMERICAN
                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)     EQUITY          EQUITY       FRANCHISE
                      ----------------- ----------------- ----------------- --------------- --------------- ------------
ASSETS
Investments, at fair
  value..............    $18,819,800       $22,746,975       $17,188,518       $873,529        $906,786       $413,005
                         -----------       -----------       -----------       --------        --------       --------
   Total assets......    $18,819,800       $22,746,975       $17,188,518       $873,529        $906,786       $413,005
                         ===========       ===========       ===========       ========        ========       ========
NET ASSETS
Accumulation
  units..............    $18,767,860       $22,746,975       $17,188,518       $868,225        $874,243       $413,005
Contracts in payout
  (annuitization)
  period.............         51,940                --                --          5,304          32,543             --
                         -----------       -----------       -----------       --------        --------       --------
   Total net
     assets..........    $18,819,800       $22,746,975       $17,188,518       $873,529        $906,786       $413,005
                         ===========       ===========       ===========       ========        ========       ========
FUND SHARE
  INFORMATION
Number of shares.....      1,556,642        22,746,975           839,693         83,752          60,172          8,157
                         ===========       ===========       ===========       ========        ========       ========
Cost of
  investments........    $19,501,136       $22,746,975       $14,666,303       $802,741        $696,198       $306,006
                         ===========       ===========       ===========       ========        ========       ========
ACCUMULATION
  UNIT VALUE
   Lowest............    $     11.56       $      8.97       $     14.28       $  12.24        $  25.13       $  11.58
                         ===========       ===========       ===========       ========        ========       ========
   Highest...........    $     15.21       $     10.29       $     18.17       $  12.59        $  25.85       $  12.28
                         ===========       ===========       ===========       ========        ========       ========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -------------------------------------------------------------------------------
                                                                      INVESCO      INVESCO       INVESCO
                              INVESCO      INVESCO       INVESCO     INVESTMENT   INVESTMENT   INVESTMENT
                             INVESTMENT   INVESTMENT   INVESTMENT     SERVICES     SERVICES     SERVICES
                              SERVICES     SERVICES     SERVICES     SERIES II    SERIES II     SERIES II
                            SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------ ------------ ------------- ------------ ------------ -------------
                            INVESCO V.I.              INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                              AMERICAN   INVESCO V.I.     VALUE       AMERICAN       CORE      GOVERNMENT
                               VALUE      HIGH YIELD  OPPORTUNITIES FRANCHISE II  EQUITY II   SECURITIES II
                            ------------ ------------ ------------- ------------ ------------ -------------
ASSETS
Investments, at fair value. $15,238,717   $1,549,648   $6,095,104    $1,084,477   $3,980,939   $3,808,036
                            -----------   ----------   ----------    ----------   ----------   ----------
   Total assets............ $15,238,717   $1,549,648   $6,095,104    $1,084,477   $3,980,939   $3,808,036
                            ===========   ==========   ==========    ==========   ==========   ==========
NET ASSETS
Accumulation units......... $15,227,162   $1,542,110   $6,090,943    $1,084,477   $3,980,939   $3,788,571
Contracts in payout
  (annuitization) period...      11,555        7,538        4,161            --           --       19,465
                            -----------   ----------   ----------    ----------   ----------   ----------
   Total net assets........ $15,238,717   $1,549,648   $6,095,104    $1,084,477   $3,980,939   $3,808,036
                            ===========   ==========   ==========    ==========   ==========   ==========
FUND SHARE
  INFORMATION
Number of shares...........     766,150      271,868      651,186        21,873      104,679      329,986
                            ===========   ==========   ==========    ==========   ==========   ==========
Cost of investments........ $10,887,317   $1,449,954   $5,255,532    $  798,084   $2,627,443   $3,913,573
                            ===========   ==========   ==========    ==========   ==========   ==========
ACCUMULATION UNIT
  VALUE
   Lowest.................. $     21.50   $    16.11   $    12.57    $    11.77   $    13.56   $    10.30
                            ===========   ==========   ==========    ==========   ==========   ==========
   Highest................. $     28.80   $    18.37   $    13.75    $    13.49   $    15.07   $    11.80
                            ===========   ==========   ==========    ==========   ==========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                      -----------------------------------------------------------------------------------
                        INVESCO      INVESCO      INVESCO        INVESCO
                       INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT
                        SERVICES     SERVICES     SERVICES       SERVICES       J.P. MORGAN   JANUS ASPEN
                       SERIES II    SERIES II    SERIES II      SERIES II     SERIES TRUST II   SERIES
                      SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                      ------------ ------------ ------------ ---------------- --------------- -----------
                      INVESCO V.I. INVESCO V.I. INVESCO V.I.   INVESCO V.I.     JPMORGAN IT
                       GROWTH AND  MID CAP CORE   MID CAP         VALUE          SMALL CAP
                       INCOME II    EQUITY II    GROWTH II   OPPORTUNITIES II CORE PORTFOLIO   BALANCED
                      ------------ ------------ ------------ ---------------- --------------- -----------
ASSETS
Investments, at fair
  value.............. $23,446,698   $6,977,670   $5,223,954     $3,792,133      $1,205,194    $25,657,324
                      -----------   ----------   ----------     ----------      ----------    -----------
   Total assets...... $23,446,698   $6,977,670   $5,223,954     $3,792,133      $1,205,194    $25,657,324
                      ===========   ==========   ==========     ==========      ==========    ===========
NET ASSETS
Accumulation units... $23,419,844   $6,977,670   $5,212,809     $3,792,133      $1,200,743    $25,469,707
Contracts in payout
  (annuitization)
  period.............      26,854           --       11,145             --           4,451        187,617
                      -----------   ----------   ----------     ----------      ----------    -----------
   Total net assets.. $23,446,698   $6,977,670   $5,223,954     $3,792,133      $1,205,194    $25,657,324
                      ===========   ==========   ==========     ==========      ==========    ===========
FUND SHARE
  INFORMATION
Number of shares.....     893,889      466,734      980,104        407,318          50,154        847,616
                      ===========   ==========   ==========     ==========      ==========    ===========
Cost of investments.. $16,330,054   $5,681,260   $3,818,963     $3,163,739      $  714,230    $21,409,986
                      ===========   ==========   ==========     ==========      ==========    ===========
ACCUMULATION
  UNIT VALUE
   Lowest............ $     15.75   $    15.45   $    17.20     $    11.52      $    23.86    $     17.68
                      ===========   ==========   ==========     ==========      ==========    ===========
   Highest........... $     19.08   $    17.71   $    19.99     $    13.21      $    24.54    $     50.61
                      ===========   ==========   ==========     ==========      ==========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                      ------------------------------------------------------------------------------
                                                                                      JANUS ASPEN
                      JANUS ASPEN  JANUS ASPEN  JANUS ASPEN JANUS ASPEN JANUS ASPEN      SERIES
                        SERIES       SERIES       SERIES      SERIES      SERIES    (SERVICE SHARES)
                      SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                      ----------- ------------- ----------- ----------- ----------- ----------------
                                                   FORTY      GLOBAL       JANUS        BALANCED
                      ENTERPRISE  FLEXIBLE BOND  PORTFOLIO   RESEARCH    PORTFOLIO  (SERVICE SHARES)
                      ----------- ------------- ----------- ----------- ----------- ----------------
ASSETS
Investments, at fair
  value.............. $14,797,007  $10,023,456  $2,566,702  $12,209,616 $11,860,487    $6,164,058
                      -----------  -----------  ----------  ----------- -----------    ----------
   Total assets...... $14,797,007  $10,023,456  $2,566,702  $12,209,616 $11,860,487    $6,164,058
                      ===========  ===========  ==========  =========== ===========    ==========
NET ASSETS
Accumulation units... $14,665,040  $ 9,970,551  $2,566,702  $12,013,996 $11,715,921    $6,164,058
Contracts in payout
  (annuitization)
  period.............     131,967       52,905          --      195,620     144,566            --
                      -----------  -----------  ----------  ----------- -----------    ----------
   Total net assets.. $14,797,007  $10,023,456  $2,566,702  $12,209,616 $11,860,487    $6,164,058
                      ===========  ===========  ==========  =========== ===========    ==========
FUND SHARE
  INFORMATION
Number of shares.....     250,967      848,008      48,120      313,147     346,798       194,327
                      ===========  ===========  ==========  =========== ===========    ==========
Cost of investments.. $ 8,583,171  $10,256,131  $1,438,214  $ 9,382,360 $ 8,280,324    $5,281,763
                      ===========  ===========  ==========  =========== ===========    ==========
ACCUMULATION
  UNIT VALUE
   Lowest............ $      9.16  $     18.46  $    20.89  $      7.83 $      9.24    $    16.87
                      ===========  ===========  ==========  =========== ===========    ==========
   Highest........... $     49.50  $     29.49  $    22.60  $     32.17 $     33.44    $    19.34
                      ===========  ===========  ==========  =========== ===========    ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                      ----------------------------------------------------------------------------------------------
                        JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN       LAZARD       LAZARD
                           SERIES           SERIES           SERIES           SERIES       RETIREMENT   RETIREMENT
                      (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) SERIES, INC. SERIES, INC.
                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                      ---------------- ---------------- ---------------- ---------------- ------------ -------------
                                                                             PERKINS
                                                                          MID CAP VALUE     EMERGING
                      FORTY PORTFOLIO  GLOBAL RESEARCH      OVERSEAS        PORTFOLIO       MARKETS    INTERNATIONAL
                      (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES)    EQUITY       EQUITY
                      ---------------- ---------------- ---------------- ---------------- ------------ -------------
ASSETS
Investments, at fair
  value..............    $3,732,978        $750,535        $4,865,857      $10,401,901     $3,330,298    $605,821
                         ----------        --------        ----------      -----------     ----------    --------
   Total assets......    $3,732,978        $750,535        $4,865,857      $10,401,901     $3,330,298    $605,821
                         ==========        ========        ==========      ===========     ==========    ========
NET ASSETS
Accumulation
  units..............    $3,732,978        $750,535        $4,865,857      $10,401,901     $3,273,242    $605,821
Contracts in payout
  (annuitization)
  period.............            --              --                --               --         57,056          --
                         ----------        --------        ----------      -----------     ----------    --------
   Total net
     assets..........    $3,732,978        $750,535        $4,865,857      $10,401,901     $3,330,298    $605,821
                         ==========        ========        ==========      ===========     ==========    ========
FUND SHARE
  INFORMATION
Number of shares.....        71,240          19,545           118,911          548,045        154,826      45,688
                         ==========        ========        ==========      ===========     ==========    ========
Cost of
  investments........    $2,330,260        $515,537        $5,480,278      $ 8,165,227     $2,882,755    $503,414
                         ==========        ========        ==========      ===========     ==========    ========
ACCUMULATION
  UNIT VALUE
   Lowest............    $    19.44        $  11.19        $    11.30      $     17.70     $    36.67    $  13.53
                         ==========        ========        ==========      ===========     ==========    ========
   Highest...........    $    22.29        $  13.63        $    16.04      $     20.29     $    42.70    $  13.92
                         ==========        ========        ==========      ===========     ==========    ========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                      ------------------------------------------------------------------------------------------------------
                         LEGG MASON        LEGG MASON         LEGG MASON
                      PARTNERS VARIABLE PARTNERS VARIABLE PARTNERS VARIABLE   MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                        INCOME TRUST      INCOME TRUST    PORTFOLIOS I, INC. INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST
                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                      ----------------- ----------------- ------------------ --------------- --------------- ---------------
                         CLEARBRIDGE                         CLEARBRIDGE
                          VARIABLE        WESTERN ASSET        VARIABLE
                         FUNDAMENTAL     VARIABLE GLOBAL      LARGE CAP
                           ALL CAP         HIGH YIELD           VALUE                         MFS INVESTORS      MFS NEW
                      VALUE PORTFOLIO I BOND PORTFOLIO II    PORTFOLIO I       MFS GROWTH         TRUST         DISCOVERY
                      ----------------- ----------------- ------------------ --------------- --------------- ---------------
ASSETS
Investments, at fair
  value..............    $3,574,319        $11,515,578        $6,425,636       $3,061,689      $1,758,389      $7,647,062
                         ----------        -----------        ----------       ----------      ----------      ----------
   Total assets......    $3,574,319        $11,515,578        $6,425,636       $3,061,689      $1,758,389      $7,647,062
                         ==========        ===========        ==========       ==========      ==========      ==========
NET ASSETS
Accumulation
  units..............    $3,543,460        $11,515,578        $6,387,405       $3,027,224      $1,755,813      $7,516,534
Contracts in payout
  (annuitization)
  period.............        30,859                 --            38,231           34,465           2,576         130,528
                         ----------        -----------        ----------       ----------      ----------      ----------
   Total net
     assets..........    $3,574,319        $11,515,578        $6,425,636       $3,061,689      $1,758,389      $7,647,062
                         ==========        ===========        ==========       ==========      ==========      ==========
FUND SHARE
  INFORMATION
Number of
  shares.............       143,259          1,387,419           335,542           78,364          58,711         346,491
                         ==========        ===========        ==========       ==========      ==========      ==========
Cost of
  investments........    $3,206,184        $11,794,601        $4,902,890       $1,774,274      $1,123,925      $5,221,379
                         ==========        ===========        ==========       ==========      ==========      ==========
ACCUMULATION
  UNIT VALUE
   Lowest............    $    10.90        $     14.88        $    11.64       $     9.50      $    13.67      $    16.65
                         ==========        ===========        ==========       ==========      ==========      ==========
   Highest...........    $    11.95        $     17.05        $    18.20       $    20.37      $    17.36      $    37.55
                         ==========        ===========        ==========       ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                                     -------------------------------------------------------------------------------
                                                                      MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                      MFS VARIABLE    MFS VARIABLE   INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST
                                     INSURANCE TRUST INSURANCE TRUST (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                     --------------- --------------- --------------- --------------- ---------------
                                                                                      MFS INVESTOR    MFS INVESTORS
                                                        MFS TOTAL    MFS HIGH YIELD   GROWTH STOCK        TRUST
                                      MFS RESEARCH       RETURN      (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                     --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments, at fair value..........   $2,174,224      $11,779,279     $4,544,095      $7,134,564      $1,363,763
                                       ----------      -----------     ----------      ----------      ----------
   Total assets.....................   $2,174,224      $11,779,279     $4,544,095      $7,134,564      $1,363,763
                                       ==========      ===========     ==========      ==========      ==========
NET ASSETS
Accumulation units..................   $2,158,803      $11,757,292     $4,531,108      $7,134,564      $1,363,763
Contracts in payout (annuitization)
  period............................       15,421           21,987         12,987              --              --
                                       ----------      -----------     ----------      ----------      ----------
   Total net assets.................   $2,174,224      $11,779,279     $4,544,095      $7,134,564      $1,363,763
                                       ==========      ===========     ==========      ==========      ==========
FUND SHARE INFORMATION
Number of shares....................       75,652          502,529        731,738         476,909          45,887
                                       ==========      ===========     ==========      ==========      ==========
Cost of investments.................   $1,433,245      $ 9,602,078     $4,476,282      $4,688,667      $  887,113
                                       ==========      ===========     ==========      ==========      ==========
ACCUMULATION UNIT VALUE
   Lowest...........................   $    12.13      $     17.82     $    14.03      $    15.03      $    15.84
                                       ==========      ===========     ==========      ==========      ==========
   Highest..........................   $    18.73      $     21.14     $    16.08      $    17.23      $    18.16
                                       ==========      ===========     ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                      -----------------------------------------------------------------------------------------------
                                                                                        OPPENHEIMER     OPPENHEIMER
                                                                                         VARIABLE        VARIABLE
                       MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    ACCOUNT FUNDS   ACCOUNT FUNDS
                      INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST (SERVICE SHARES (SERVICE SHARES
                      (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     ("SS"))         ("SS"))
                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                      --------------- --------------- --------------- --------------- --------------- ---------------
                                                                                        OPPENHEIMER
                          MFS NEW        MFS TOTAL                                     DISCOVERY MID    OPPENHEIMER
                         DISCOVERY        RETURN       MFS UTILITIES     MFS VALUE      CAP GROWTH        GLOBAL
                      (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)      (SS)            (SS)
                      --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments, at fair
  value..............   $5,195,035      $7,585,320      $2,779,018      $2,812,892      $2,272,043      $7,325,499
                        ----------      ----------      ----------      ----------      ----------      ----------
   Total assets......   $5,195,035      $7,585,320      $2,779,018      $2,812,892      $2,272,043      $7,325,499
                        ==========      ==========      ==========      ==========      ==========      ==========
NET ASSETS
Accumulation
  units..............   $5,150,720      $7,572,316      $2,776,454      $2,812,892      $2,272,043      $7,325,499
Contracts in payout
  (annuitization)
  period.............       44,315          13,004           2,564              --              --              --
                        ----------      ----------      ----------      ----------      ----------      ----------
   Total net
     assets..........   $5,195,035      $7,585,320      $2,779,018      $2,812,892      $2,272,043      $7,325,499
                        ==========      ==========      ==========      ==========      ==========      ==========
FUND SHARE
  INFORMATION
Number of shares.....      247,147         328,085          88,307         147,814          31,460         181,011
                        ==========      ==========      ==========      ==========      ==========      ==========
Cost of
  investments........   $3,718,271      $6,412,862      $2,141,119      $1,917,726      $1,517,587      $5,273,492
                        ==========      ==========      ==========      ==========      ==========      ==========
ACCUMULATION
  UNIT VALUE
   Lowest............   $    19.06      $    13.29      $    24.72      $    17.06      $    13.79      $    16.88
                        ==========      ==========      ==========      ==========      ==========      ==========
   Highest...........   $    22.54      $    15.24      $    33.44      $    19.55      $    15.54      $    19.35
                        ==========      ==========      ==========      ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                      --------------------------------------------------------------------------------------
                        OPPENHEIMER
                         VARIABLE     PANORAMA SERIES       PIMCO           PIMCO       PIMCO       PIMCO
                       ACCOUNT FUNDS    FUND, INC.         VARIABLE       VARIABLE    VARIABLE    VARIABLE
                      (SERVICE SHARES (SERVICE SHARES     INSURANCE       INSURANCE   INSURANCE   INSURANCE
                          ("SS"))         ("SS"))           TRUST           TRUST       TRUST       TRUST
                        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                      --------------- --------------- ------------------ ----------- ----------- -----------
                        OPPENHEIMER     OPPENHEIMER
                        MAIN STREET    INTERNATIONAL     FOREIGN BOND       MONEY    PIMCO REAL  PIMCO TOTAL
                      SMALL CAP (SS)    GROWTH (SS)   (US DOLLAR-HEDGED)   MARKET      RETURN      RETURN
                      --------------- --------------- ------------------ ----------- ----------- -----------
ASSETS
Investments, at fair
  value..............   $25,325,976     $1,832,166       $13,529,918     $23,017,838 $15,204,244 $52,116,537
                        -----------     ----------       -----------     ----------- ----------- -----------
   Total assets......   $25,325,976     $1,832,166       $13,529,918     $23,017,838 $15,204,244 $52,116,537
                        ===========     ==========       ===========     =========== =========== ===========
NET ASSETS
Accumulation units...   $25,284,380     $1,828,040       $13,515,377     $22,952,658 $15,203,769 $51,970,022
Contracts in payout
  (annuitization)
  period.............        41,596          4,126            14,541          65,180         475     146,515
                        -----------     ----------       -----------     ----------- ----------- -----------
   Total net assets..   $25,325,976     $1,832,166       $13,529,918     $23,017,838 $15,204,244 $52,116,537
                        ===========     ==========       ===========     =========== =========== ===========
FUND SHARE
  INFORMATION
Number of shares.....       919,941        688,784         1,346,260      23,017,838   1,206,686   4,746,497
                        ===========     ==========       ===========     =========== =========== ===========
Cost of investments..   $14,903,332     $1,153,112       $13,826,790     $23,017,838 $15,720,709 $51,091,546
                        ===========     ==========       ===========     =========== =========== ===========
ACCUMULATION
  UNIT VALUE
   Lowest............   $     18.29     $    19.38       $     13.00     $      8.89 $     12.21 $     13.22
                        ===========     ==========       ===========     =========== =========== ===========
   Highest...........   $     26.47     $    22.15       $     18.68     $     10.87 $     14.88 $     19.91
                        ===========     ==========       ===========     =========== =========== ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                      ------------------------------------------------------------------------------------------
                                                                                     T. ROWE PRICE T. ROWE PRICE
                      PUTNAM VARIABLE PUTNAM VARIABLE  RYDEX VARIABLE RYDEX VARIABLE    EQUITY        EQUITY
                           TRUST           TRUST           TRUST          TRUST      SERIES, INC.  SERIES, INC.
                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                      --------------- ---------------- -------------- -------------- ------------- -------------
                                                       GUGGENHEIM VT     RYDEX VT    T. ROWE PRICE T. ROWE PRICE
                          VT HIGH     VT INTERNATIONAL    US LONG       NASDAQ 100      EQUITY        MID-CAP
                           YIELD           VALUE        SHORT EQUITY  STRATEGY FUND     INCOME        GROWTH
                      --------------- ---------------- -------------- -------------- ------------- -------------
ASSETS
Investments, at fair
  value..............   $2,753,199       $2,809,938      $1,895,101      $899,569     $13,016,143   $11,239,161
                        ----------       ----------      ----------      --------     -----------   -----------
   Total assets......   $2,753,199       $2,809,938      $1,895,101      $899,569     $13,016,143   $11,239,161
                        ==========       ==========      ==========      ========     ===========   ===========
NET ASSETS
Accumulation units...   $2,739,263       $2,805,439      $1,895,101      $899,569     $12,995,641   $11,186,521
Contracts in payout
  (annuitization)
  period.............       13,936            4,499              --            --          20,502        52,640
                        ----------       ----------      ----------      --------     -----------   -----------
   Total net assets..   $2,753,199       $2,809,938      $1,895,101      $899,569     $13,016,143   $11,239,161
                        ==========       ==========      ==========      ========     ===========   ===========
FUND SHARE
  INFORMATION
Number of shares.....      389,420          254,063         129,182        29,620         457,509       405,746
                        ==========       ==========      ==========      ========     ===========   ===========
Cost of investments..   $2,650,201       $3,163,226      $1,603,151      $458,096     $ 9,517,441   $ 8,307,106
                        ==========       ==========      ==========      ========     ===========   ===========
ACCUMULATION
  UNIT VALUE
   Lowest............   $    19.92       $    15.16      $    12.23      $   9.76     $     20.61   $     25.26
                        ==========       ==========      ==========      ========     ===========   ===========
   Highest...........   $    22.03       $    17.32      $    18.02      $  17.14     $     23.69   $     40.23
                        ==========       ==========      ==========      ========     ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                      ---------------------------------------------------------------------------------------
                      T. ROWE PRICE  T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE THE UNIVERSAL THE UNIVERSAL
                         EQUITY         EQUITY          EQUITY      INTERNATIONAL INSTITUTIONAL INSTITUTIONAL
                      SERIES, INC.  SERIES, INC. II SERIES, INC. II SERIES, INC.   FUNDS, INC.   FUNDS, INC.
                       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                      ------------- --------------- --------------- ------------- ------------- -------------
                      T. ROWE PRICE  T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE                VAN KAMPEN
                       NEW AMERICA     BLUE CHIP        EQUITY      INTERNATIONAL  VAN KAMPEN    UIF MID CAP
                         GROWTH        GROWTH II       INCOME II        STOCK      UIF GROWTH      GROWTH
                      ------------- --------------- --------------- ------------- ------------- -------------
ASSETS
Investments, at fair
  value..............  $2,988,531     $17,862,556     $21,984,781    $4,126,928    $9,402,865    $2,051,247
                       ----------     -----------     -----------    ----------    ----------    ----------
   Total assets......  $2,988,531     $17,862,556     $21,984,781    $4,126,928    $9,402,865    $2,051,247
                       ==========     ===========     ===========    ==========    ==========    ==========
NET ASSETS
Accumulation units...  $2,974,518     $17,862,556     $21,984,781    $4,123,600    $9,400,256    $2,042,092
Contracts in payout
  (annuitization)
  period.............      14,013              --              --         3,328         2,609         9,155
                       ----------     -----------     -----------    ----------    ----------    ----------
   Total net assets..  $2,988,531     $17,862,556     $21,984,781    $4,126,928    $9,402,865    $2,051,247
                       ==========     ===========     ===========    ==========    ==========    ==========
FUND SHARE
  INFORMATION
Number of shares.....     112,478         962,941         774,658       262,527       303,025       142,349
                       ==========     ===========     ===========    ==========    ==========    ==========
Cost of investments..  $2,332,196     $10,165,480     $16,358,406    $3,497,604    $4,422,517    $1,424,078
                       ==========     ===========     ===========    ==========    ==========    ==========
ACCUMULATION
  UNIT VALUE
   Lowest............  $    14.71     $     16.70     $     14.91    $    10.50    $    22.03    $    20.82
                       ==========     ===========     ===========    ==========    ==========    ==========
   Highest...........  $    19.40     $     19.15     $     17.09    $    15.20    $    23.84    $    21.42
                       ==========     ===========     ===========    ==========    ==========    ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                      -------------------------------------------------------------------------------
                      THE UNIVERSAL  THE UNIVERSAL     VAN ECK     VAN ECK     VAN ECK
                      INSTITUTIONAL  INSTITUTIONAL    WORLDWIDE   WORLDWIDE   WORLDWIDE  WELLS FARGO
                       FUNDS, INC.    FUNDS, INC.     INSURANCE   INSURANCE   INSURANCE    VARIABLE
                       (CLASS II)      (CLASS II)       TRUST       TRUST       TRUST       TRUST
                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                      ------------- ---------------- ----------- ----------- ----------- ------------
                       VAN KAMPEN    VAN KAMPEN UIF  VAN ECK VIP VAN ECK VIP VAN ECK VIP WELLS FARGO
                       UIF GROWTH   U.S. REAL ESTATE  EMERGING   GLOBAL HARD  MULTI-MGR  ADVANTAGE VT
                       (CLASS II)      (CLASS II)      MARKETS     ASSETS    ALTERNATIVE  DISCOVERY
                      ------------- ---------------- ----------- ----------- ----------- ------------
ASSETS
Investments, at fair
  value..............  $1,822,583     $12,004,937    $3,863,323  $4,841,166  $1,012,419   $5,954,061
                       ----------     -----------    ----------  ----------  ----------   ----------
   Total assets......  $1,822,583     $12,004,937    $3,863,323  $4,841,166  $1,012,419   $5,954,061
                       ==========     ===========    ==========  ==========  ==========   ==========
NET ASSETS
Accumulation units...  $1,822,583     $12,004,937    $3,863,323  $4,841,166  $1,012,419   $5,947,399
Contracts in payout
  (annuitization)
  period.............          --              --            --          --          --        6,662
                       ----------     -----------    ----------  ----------  ----------   ----------
   Total net assets..  $1,822,583     $12,004,937    $3,863,323  $4,841,166  $1,012,419   $5,954,061
                       ==========     ===========    ==========  ==========  ==========   ==========
FUND SHARE
  INFORMATION
Number of shares.....      59,973         766,599       259,283     154,226      98,008      169,149
                       ==========     ===========    ==========  ==========  ==========   ==========
Cost of investments..  $1,106,165     $11,585,853    $3,688,503  $4,618,555  $  959,709   $3,540,693
                       ==========     ===========    ==========  ==========  ==========   ==========
ACCUMULATION
  UNIT VALUE
   Lowest............  $    19.59     $     16.91    $    24.35  $    27.63  $     9.37   $    24.98
                       ==========     ===========    ==========  ==========  ==========   ==========
   Highest...........  $    22.45     $     25.87    $    27.91  $    31.68  $    10.74   $    26.21
                       ==========     ===========    ==========  ==========  ==========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                                                       --------------
                                                        WELLS FARGO
                                                       VARIABLE TRUST
                                                        SUB-ACCOUNT
                                                       --------------
                                                        WELLS FARGO
                                                        ADVANTAGE VT
                                                        OPPORTUNITY
                                                       --------------
           ASSETS
           Investments, at fair value.................   $5,804,362
                                                         ----------
              Total assets............................   $5,804,362
                                                         ==========
           NET ASSETS
           Accumulation units.........................   $5,795,093
           Contracts in payout (annuitization) period.        9,269
                                                         ----------
              Total net assets........................   $5,804,362
                                                         ==========
           FUND SHARE INFORMATION
           Number of shares...........................      221,964
                                                         ==========
           Cost of investments........................   $4,433,870
                                                         ==========
           ACCUMULATION UNIT VALUE
              Lowest..................................   $    17.80
                                                         ==========
              Highest.................................   $    18.67
                                                         ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                    -------------------------------------------------------------------------
                                     THE ALGER    THE ALGER   THE ALGER   THE ALGER   THE ALGER   THE ALGER
                                     PORTFOLIOS  PORTFOLIOS  PORTFOLIOS  PORTFOLIOS  PORTFOLIOS   PORTFOLIOS
                                    (CLASS 1-2)  (CLASS 1-2) (CLASS 1-2) (CLASS 1-2) (CLASS 1-2)  (CLASS S)
                                    SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                    ------------ ----------- ----------- ----------- ----------- ------------
                                       ALGER        ALGER       ALGER       ALGER       ALGER       ALGER
                                      CAPITAL     GROWTH &    LARGE CAP    MID CAP    SMALL CAP    CAPITAL
                                    APPRECIATION   INCOME      GROWTH      GROWTH      GROWTH    APPRECIATION
                                    (CLASS 1-2)  (CLASS 1-2) (CLASS 1-2) (CLASS 1-2) (CLASS 1-2)  (CLASS S)
                                    ------------ ----------- ----------- ----------- ----------- ------------
NET INVESTMENT INCOME
  (LOSS)
Dividends..........................  $   39,423  $  101,430  $   38,694  $   34,538  $       --   $    3,123
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk......    (149,266)    (73,311)    (70,587)   (156,344)    (89,676)     (53,322)
   Administrative expense..........     (11,241)     (5,590)     (5,473)    (11,520)     (7,053)      (3,721)
                                     ----------  ----------  ----------  ----------  ----------   ----------
   Net investment income
     (loss)........................    (121,084)     22,529     (37,366)   (133,326)    (96,729)     (53,920)
                                     ----------  ----------  ----------  ----------  ----------   ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales.............   2,463,706   1,205,181     955,234   2,245,081   1,917,727    2,222,346
   Cost of investments sold........   1,512,258     969,867     723,675   2,399,696   1,483,446    1,575,062
                                     ----------  ----------  ----------  ----------  ----------   ----------
   Realized gains (losses) on
     fund shares...................     951,448     235,314     231,559    (154,615)    434,281      647,284
Realized gain distributions........   1,231,416          --          --          --     814,743      330,190
                                     ----------  ----------  ----------  ----------  ----------   ----------
   Net realized gains (losses).....   2,182,864     235,314     231,559    (154,615)  1,249,024      977,474
Change in unrealized gains
  (losses).........................     970,841   1,018,398   1,269,357   3,441,580     644,139       79,740
                                     ----------  ----------  ----------  ----------  ----------   ----------
   Net realized and change in
     unrealized gains (losses) on
     investments...................   3,153,705   1,253,712   1,500,916   3,286,965   1,893,163    1,057,214
                                     ----------  ----------  ----------  ----------  ----------   ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS.......................  $3,032,621  $1,276,241  $1,463,550  $3,153,639  $1,796,434   $1,003,294
                                     ==========  ==========  ==========  ==========  ==========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                     -----------------------------------------------------------------------
                                                                 DWS         DWS
                                                             INVESTMENTS INVESTMENTS     DWS         DWS
                                      THE ALGER   THE ALGER   VARIABLE    VARIABLE   INVESTMENTS INVESTMENTS
                                     PORTFOLIOS  PORTFOLIOS   INSURANCE   INSURANCE   VARIABLE    VARIABLE
                                      (CLASS S)   (CLASS S)  TRUST FUNDS TRUST FUNDS  SERIES I    SERIES I
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                        ALGER       ALGER                                            DWS
                                      LARGE CAP    MID CAP       DWS         DWS                    CORE
                                       GROWTH      GROWTH    EQUITY 500   SMALL CAP      DWS       EQUITY
                                      (CLASS S)   (CLASS S)  INDEX VIP B INDEX VIP B BOND VIP A     VIP A
                                     ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends........................... $   11,175  $       --   $ 20,697    $  8,859    $ 159,048   $ 17,120
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk.......    (72,686)    (88,917)   (20,505)     (8,498)     (58,595)   (17,521)
   Administrative expense...........     (5,185)     (6,083)    (1,402)       (615)      (4,546)    (1,187)
                                     ----------  ----------   --------    --------    ---------   --------
   Net investment income
     (loss).........................    (66,696)    (95,000)    (1,210)       (254)      95,907     (1,588)
                                     ----------  ----------   --------    --------    ---------   --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..............  1,538,124   1,892,603    742,970     208,024      735,564    221,192
   Cost of investments sold.........  1,022,808   1,868,411    525,665     164,064      832,346    170,425
                                     ----------  ----------   --------    --------    ---------   --------
   Realized gains (losses) on fund
     shares.........................    515,316      24,192    217,305      43,960      (96,782)    50,767
Realized gain distributions.........         --          --     28,509      24,912           --         --
                                     ----------  ----------   --------    --------    ---------   --------
   Net realized gains (losses)......    515,316      24,192    245,814      68,872      (96,782)    50,767
Change in unrealized gains
  (losses)..........................  1,000,780   1,802,886    124,622     123,152     (196,850)   304,669
                                     ----------  ----------   --------    --------    ---------   --------
   Net realized and change in
     unrealized gains (losses) on
     investments....................  1,516,096   1,827,078    370,436     192,024     (293,632)   355,436
                                     ----------  ----------   --------    --------    ---------   --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS........................ $1,449,400  $1,732,078   $369,226    $191,770    $(197,725)  $353,848
                                     ==========  ==========   ========    ========    =========   ========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                   ------------------------------------------------------------------------------
                                       DWS           DWS           DWS
                                   INVESTMENTS   INVESTMENTS   INVESTMENTS    FEDERATED    FEDERATED   FEDERATED
                                     VARIABLE     VARIABLE      VARIABLE      INSURANCE    INSURANCE   INSURANCE
                                     SERIES I     SERIES I      SERIES II      SERIES       SERIES      SERIES
                                   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                   ------------ ------------- ------------- ------------- ----------- -----------
                                       DWS                         DWS        FEDERATED    FEDERATED   FEDERATED
                                   GLOBAL SMALL      DWS      GLOBAL INCOME FUND FOR U.S.    HIGH       MANAGED
                                    CAP GROWTH  INTERNATIONAL    BUILDER     GOVERNMENT   INCOME BOND VOLATILITY
                                      VIP A         VIP A       VIP A II    SECURITIES II   FUND II     FUND II
                                   ------------ ------------- ------------- ------------- ----------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends.........................  $   33,134    $102,617      $ 73,261     $  395,370   $  843,823  $  111,280
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk.....     (74,534)    (27,877)      (47,584)      (156,000)    (166,227)    (47,067)
   Administrative expense.........      (5,067)     (1,906)       (4,194)       (12,244)     (12,830)     (3,912)
                                    ----------    --------      --------     ----------   ----------  ----------
   Net investment income
     (loss).......................     (46,467)     72,834        21,483        227,126      664,766      60,301
                                    ----------    --------      --------     ----------   ----------  ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales............   1,891,016     434,450       578,790      3,560,539    4,140,502   1,822,864
   Cost of investments sold.......   1,642,702     496,845       482,180      3,635,827    4,038,148   1,588,008
                                    ----------    --------      --------     ----------   ----------  ----------
   Realized gains (losses) on
     fund shares..................     248,314     (62,395)       96,610        (75,288)     102,354     234,856
Realized gain distributions.......     351,818          --            --             --           --          --
                                    ----------    --------      --------     ----------   ----------  ----------
   Net realized gains (losses)....     600,132     (62,395)       96,610        (75,288)     102,354     234,856
Change in unrealized gains
  (losses)........................     934,854     316,457       371,644       (568,056)    (144,775)    360,259
                                    ----------    --------      --------     ----------   ----------  ----------
   Net realized and change in
     unrealized gains (losses)
     on investments...............   1,534,986     254,062       468,254       (643,344)     (42,421)    595,115
                                    ----------    --------      --------     ----------   ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS......................  $1,488,519    $326,896      $489,737     $ (416,218)  $  622,345  $  655,416
                                    ==========    ========      ========     ==========   ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                             -----------------------------------------------------------------------------------
                               FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                               VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                               INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                             PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                             ------------- ------------- ------------- ------------- ------------- -------------
                               VIP ASSET        VIP           VIP           VIP                      VIP MONEY
                                MANAGER     CONTRAFUND   EQUITY-INCOME    GROWTH     VIP INDEX 500    MARKET
                             ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $   72,833    $  382,935    $  423,166    $   43,291    $  450,503    $     5,906
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................     (62,315)     (519,862)     (235,439)     (208,757)     (343,535)      (267,552)
   Administrative
     expense................      (5,949)      (41,153)      (21,950)      (17,917)      (26,219)       (20,888)
                              ----------    ----------    ----------    ----------    ----------    -----------
   Net investment income
     (loss).................       4,569      (178,080)      165,777      (183,383)       80,749       (282,534)
                              ----------    ----------    ----------    ----------    ----------    -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......   1,042,196     7,904,911     4,010,971     2,812,585     4,877,827     12,306,965
   Cost of investments
     sold...................     932,007     6,484,203     3,816,182     2,064,964     3,799,196     12,306,965
                              ----------    ----------    ----------    ----------    ----------    -----------
   Realized gains (losses)
     on fund shares.........     110,189     1,420,708       194,789       747,621     1,078,631             --
Realized gain
  distributions.............      11,280        10,196     1,125,100        10,307       243,415             --
                              ----------    ----------    ----------    ----------    ----------    -----------
   Net realized gains
     (losses)...............     121,469     1,430,904     1,319,889       757,928     1,322,046             --
Change in unrealized gains
  (losses)..................     506,759     8,305,565     2,641,454     3,967,048     4,957,324             --
                              ----------    ----------    ----------    ----------    ----------    -----------
   Net realized and
     change in unrealized
     gains (losses) on
     investments............     628,228     9,736,469     3,961,343     4,724,976     6,279,370             --
                              ----------    ----------    ----------    ----------    ----------    -----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................  $  632,797    $9,558,389    $4,127,120    $4,541,593    $6,360,119    $  (282,534)
                              ==========    ==========    ==========    ==========    ==========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                            --------------------------------------------------------------------------------------
                                              FIDELITY          FIDELITY          FIDELITY          FIDELITY
                              FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                              VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                              INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                            PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                            ------------- ----------------- ----------------- ----------------- -----------------
                                              VIP ASSET                              VIP
                                 VIP           MANAGER       VIP CONTRAFUND     EQUITY-INCOME      VIP GROWTH
                              OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                            ------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $  108,405       $ 34,142         $  147,128        $  343,740        $    3,051
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........    (118,820)       (41,248)          (283,515)         (245,819)         (104,381)
   Administrative
     expense...............      (9,225)        (2,776)           (19,414)          (16,820)           (7,260)
                             ----------       --------         ----------        ----------        ----------
   Net investment
     income (loss).........     (19,640)        (9,882)          (155,801)           81,101          (108,590)
                             ----------       --------         ----------        ----------        ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................   2,166,780        746,133          6,074,984         5,588,309         2,471,816
   Cost of investments
     sold..................   2,105,571        652,158          5,441,571         5,281,687         1,684,122
                             ----------       --------         ----------        ----------        ----------
   Realized gains
     (losses) on fund
     shares................      61,209         93,975            633,413           306,622           787,694
Realized gain
  distributions............      29,717          6,309              5,152         1,020,852             4,643
                             ----------       --------         ----------        ----------        ----------
   Net realized gains
     (losses)..............      90,926        100,284            638,565         1,327,474           792,337
Change in unrealized
  gains (losses)...........   2,025,093        253,170          4,416,438         2,444,959         1,416,919
                             ----------       --------         ----------        ----------        ----------
   Net realized and
     change in
     unrealized gains
     (losses) on
     investments...........   2,116,019        353,454          5,055,003         3,772,433         2,209,256
                             ----------       --------         ----------        ----------        ----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...............  $2,096,379       $343,572         $4,899,202        $3,853,534        $2,100,666
                             ==========       ========         ==========        ==========        ==========

                            -----------------
                                FIDELITY
                                VARIABLE
                                INSURANCE
                              PRODUCTS FUND
                            (SERVICE CLASS 2)
                               SUB-ACCOUNT
                            -----------------

                              VIP INDEX 500
                            (SERVICE CLASS 2)
                            -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................    $  342,407
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........      (326,557)
   Administrative
     expense...............       (22,363)
                               ----------
   Net investment
     income (loss).........        (6,513)
                               ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................     7,032,234
   Cost of investments
     sold..................     5,582,026
                               ----------
   Realized gains
     (losses) on fund
     shares................     1,450,208
Realized gain
  distributions............       233,102
                               ----------
   Net realized gains
     (losses)..............     1,683,310
Change in unrealized
  gains (losses)...........     4,129,290
                               ----------
   Net realized and
     change in
     unrealized gains
     (losses) on
     investments...........     5,812,600
                               ----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...............    $5,806,087
                               ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                         ---------------------------------------------------------------------------------------------------
                             FIDELITY          FIDELITY          FIDELITY
                             VARIABLE          VARIABLE          VARIABLE
                             INSURANCE         INSURANCE         INSURANCE      GOLDMAN SACHS   GOLDMAN SACHS     INVESCO
                           PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND      VARIABLE        VARIABLE      INVESTMENT
                         (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) INSURANCE TRUST INSURANCE TRUST   SERVICES
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                         ----------------- ----------------- ----------------- --------------- --------------- -------------
                                                                                     VIT             VIT
                          VIP INVESTMENT       VIP MONEY                          STRATEGIC      STRUCTURED    INVESCO V.I.
                            GRADE BOND          MARKET         VIP OVERSEAS     INTERNATIONAL     SMALL CAP      AMERICAN
                         (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)     EQUITY          EQUITY      FRANCHISE (A)
                         ----------------- ----------------- ----------------- --------------- --------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...............    $   420,012       $     2,482       $  174,644        $ 15,092        $  8,209       $  1,637
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk.......       (340,033)         (366,315)        (252,617)        (11,801)        (12,349)        (5,687)
   Administrative
     expense............        (23,354)          (25,014)         (17,477)           (867)           (897)          (377)
                            -----------       -----------       ----------        --------        --------       --------
   Net investment
     income (loss)......         56,625          (388,847)         (95,450)          2,424          (5,037)        (4,427)
                            -----------       -----------       ----------        --------        --------       --------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses)
  on fund shares:
   Proceeds from
     sales..............     11,419,766        11,695,363        5,020,085         225,109         419,959         82,042
   Cost of investments
     sold...............     11,317,588        11,695,363        4,820,245         231,433         331,617         70,093
                            -----------       -----------       ----------        --------        --------       --------
   Realized gains
     (losses) on fund
     shares.............        102,178                --          199,840          (6,324)         88,342         11,949
Realized gain
  distributions.........        240,223                --           60,193              --         103,625             --
                            -----------       -----------       ----------        --------        --------       --------
   Net realized gains
     (losses)...........        342,401                --          260,033          (6,324)        191,967         11,949
Change in unrealized
  gains (losses)........     (1,240,945)               --        4,128,904         179,184          79,473        115,020
                            -----------       -----------       ----------        --------        --------       --------
   Net realized and
     change in
     unrealized gains
     (losses) on
     investments........       (898,544)               --        4,388,937         172,860         271,440        126,969
                            -----------       -----------       ----------        --------        --------       --------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS............    $  (841,919)      $  (388,847)      $4,293,487        $175,284        $266,403       $122,542
                            ===========       ===========       ==========        ========        ========       ========

--------
(a)Previously known as Invesco Van Kampen V.I. American Franchise

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                              ---------------------------------------------------------------------------------------
                                                                              INVESCO        INVESCO       INVESCO
                                INVESCO      INVESCO         INVESCO         INVESTMENT     INVESTMENT   INVESTMENT
                               INVESTMENT   INVESTMENT     INVESTMENT         SERVICES       SERVICES     SERVICES
                                SERVICES     SERVICES       SERVICES         SERIES II      SERIES II     SERIES II
                              SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                              ------------ ------------ ----------------- ---------------- ------------ -------------
                              INVESCO V.I.                INVESCO V.I.      INVESCO V.I.   INVESCO V.I. INVESCO V.I.
                                AMERICAN   INVESCO V.I.       VALUE           AMERICAN         CORE      GOVERNMENT
                               VALUE (B)    HIGH YIELD  OPPORTUNITIES (C) FRANCHISE II (D)  EQUITY II   SECURITIES II
                              ------------ ------------ ----------------- ---------------- ------------ -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................  $   97,805    $ 81,696      $   83,935         $  2,528      $   47,515   $  147,014
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk....................    (213,240)    (25,382)        (87,558)         (16,080)        (57,032)     (68,967)
   Administrative
     expense.................     (15,474)     (1,849)         (6,119)          (1,090)         (3,985)      (4,708)
                               ----------    --------      ----------         --------      ----------   ----------
   Net investment income
     (loss)..................    (130,909)     54,465          (9,742)         (14,642)        (13,502)      73,339
                               ----------    --------      ----------         --------      ----------   ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.......   3,928,771     928,659       1,753,883          366,757       1,149,543    2,122,469
   Cost of investments
     sold....................   3,144,284     862,183       1,710,023          322,429         830,760    2,101,013
                               ----------    --------      ----------         --------      ----------   ----------
   Realized gains (losses)
     on fund shares..........     784,487      66,476          43,860           44,328         318,783       21,456
Realized gain distributions..          --          --              --               --              --           --
                               ----------    --------      ----------         --------      ----------   ----------
   Net realized gains
     (losses)................     784,487      66,476          43,860           44,328         318,783       21,456
Change in unrealized gains
  (losses)...................   3,505,910     (29,262)      1,621,566          314,011         638,119     (306,025)
                               ----------    --------      ----------         --------      ----------   ----------
   Net realized and change
     in unrealized gains
     (losses) on
     investments.............   4,290,397      37,214       1,665,426          358,339         956,902     (284,569)
                               ----------    --------      ----------         --------      ----------   ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................  $4,159,488    $ 91,679      $1,655,684         $343,697      $  943,400   $ (211,230)
                               ==========    ========      ==========         ========      ==========   ==========

--------
(b)Previously known as Invesco Van Kampen V.I. American Value
(c)Previously known as Invesco Van Kampen V.I. Value Opportunities
(d)Previously known as Invesco Van Kampen V.I. American Franchise II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                ------------------------------------------------------------------------------------
                                   INVESCO       INVESCO        INVESCO       INVESCO
                                 INVESTMENT     INVESTMENT    INVESTMENT    INVESTMENT
                                  SERVICES       SERVICES      SERVICES      SERVICES      J.P. MORGAN   JANUS ASPEN
                                  SERIES II     SERIES II      SERIES II     SERIES II   SERIES TRUST II   SERIES
                                 SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                ------------- -------------- ------------- ------------- --------------- -----------
                                                                           INVESCO V.I.
                                INVESCO V.I.   INVESCO V.I.  INVESCO V.I.      VALUE       JPMORGAN IT
                                 GROWTH AND      MID CAP        MID CAP    OPPORTUNITIES    SMALL CAP
                                INCOME II (E) CORE EQUITY II GROWTH II (F)    II (G)     CORE PORTFOLIO   BALANCED
                                ------------- -------------- ------------- ------------- --------------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends......................  $  295,647     $   35,944    $   10,500    $   45,690      $  6,112     $  393,424
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk......................    (354,961)      (107,498)      (71,817)      (60,606)      (15,101)      (352,020)
   Administrative
     expense...................     (24,717)        (7,396)       (5,007)       (4,153)       (1,080)       (29,206)
                                 ----------     ----------    ----------    ----------      --------     ----------
   Net investment income
     (loss)....................     (84,031)       (78,950)      (66,324)      (19,069)      (10,069)        12,198
                                 ----------     ----------    ----------    ----------      --------     ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.........   8,120,369      2,620,839     1,538,228     1,692,557       201,356      5,892,411
   Cost of investments
     sold......................   6,258,995      2,225,792     1,287,266     1,590,156       145,027      5,157,855
                                 ----------     ----------    ----------    ----------      --------     ----------
   Realized gains (losses) on
     fund shares...............   1,861,374        395,047       250,962       102,401        56,329        734,556
Realized gain distributions....     204,303        499,660            --            --            --      1,480,233
                                 ----------     ----------    ----------    ----------      --------     ----------
   Net realized gains
     (losses)..................   2,065,677        894,707       250,962       102,401        56,329      2,214,789
Change in unrealized gains
  (losses).....................   4,731,352        919,962     1,270,595     1,043,073       315,572      2,130,776
                                 ----------     ----------    ----------    ----------      --------     ----------
   Net realized and change
     in unrealized gains
     (losses) on
     investments...............   6,797,029      1,814,669     1,521,557     1,145,474       371,901      4,345,565
                                 ----------     ----------    ----------    ----------      --------     ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS...................  $6,712,998     $1,735,719    $1,455,233    $1,126,405      $361,832     $4,357,763
                                 ==========     ==========    ==========    ==========      ========     ==========

--------
(e)Previously known as Invesco Van Kampen V.I. Growth and Income II
(f)Previously known as Invesco Van Kampen V.I. Mid Cap Growth II
(g)Previously known as Invesco Van Kampen V.I. Value Opportunities II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                             -----------------------------------------------------------------------------
                                                                                            JANUS ASPEN
                             JANUS ASPEN JANUS ASPEN JANUS ASPEN JANUS ASPEN  JANUS ASPEN      SERIES
                               SERIES      SERIES      SERIES       SERIES      SERIES    (SERVICE SHARES)
                             SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                             ----------- ----------- ----------- ------------ ----------- ----------------
                                          FLEXIBLE      FORTY       GLOBAL       JANUS        BALANCED
                             ENTERPRISE     BOND      PORTFOLIO  RESEARCH (H)  PORTFOLIO  (SERVICE SHARES)
                             ----------- ----------- ----------- ------------ ----------- ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends................... $   69,198  $  260,918   $ 18,331    $  137,869  $   86,918     $   87,794
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................   (184,182)   (156,439)   (36,384)     (151,700)   (145,792)       (97,368)
   Administrative
     expense................    (16,166)    (11,885)    (2,550)      (14,269)    (13,776)        (6,688)
                             ----------  ----------   --------    ----------  ----------     ----------
   Net investment income
     (loss).................   (131,150)     92,594    (20,603)      (28,100)    (72,650)       (16,262)
                             ----------  ----------   --------    ----------  ----------     ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......  2,624,601   2,684,680    741,299     1,697,378   1,894,483      2,145,426
   Cost of investments
     sold...................  1,736,147   2,665,111    475,441     1,461,030   1,506,757      1,921,074
                             ----------  ----------   --------    ----------  ----------     ----------
   Realized gains (losses)
     on fund shares.........    888,454      19,569    265,858       236,348     387,726        224,352
Realized gain
  distributions.............         --     398,656         --            --          --        366,622
                             ----------  ----------   --------    ----------  ----------     ----------
   Net realized gains
     (losses)...............    888,454     418,225    265,858       236,348     387,726        590,974
Change in unrealized gains
  (losses)..................  2,909,816    (705,367)   406,605     2,502,532   2,496,750        516,767
                             ----------  ----------   --------    ----------  ----------     ----------
   Net realized and
     change in unrealized
     gains (losses) on
     investments............  3,798,270    (287,142)   672,463     2,738,880   2,884,476      1,107,741
                             ----------  ----------   --------    ----------  ----------     ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................ $3,667,120  $ (194,548)  $651,860    $2,710,780  $2,811,826     $1,091,479
                             ==========  ==========   ========    ==========  ==========     ==========

--------
(h)Previously known as Worldwide

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                            --------------------------------------------------------------------------------------------------
                              JANUS ASPEN        JANUS ASPEN        JANUS ASPEN      JANUS ASPEN       LAZARD       LAZARD
                                 SERIES             SERIES             SERIES           SERIES       RETIREMENT   RETIREMENT
                            (SERVICE SHARES)   (SERVICE SHARES)   (SERVICE SHARES) (SERVICE SHARES) SERIES, INC. SERIES, INC.
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                            ---------------- -------------------- ---------------- ---------------- ------------ -------------
                                                                                       PERKINS
                                                                                    MID CAP VALUE     EMERGING
                            FORTY PORTFOLIO    GLOBAL RESEARCH        OVERSEAS        PORTFOLIO       MARKETS    INTERNATIONAL
                            (SERVICE SHARES) (SERVICE SHARES) (I) (SERVICE SHARES) (SERVICE SHARES)    EQUITY       EQUITY
                            ---------------- -------------------- ---------------- ---------------- ------------ -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................    $   24,360          $  7,749          $  155,736       $  117,588     $   46,505    $  7,338
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........       (61,922)          (10,643)            (74,007)        (161,736)       (52,543)     (8,251)
   Administrative
     expense...............        (4,157)             (761)             (5,322)         (10,973)        (3,749)       (598)
                               ----------          --------          ----------       ----------     ----------    --------
   Net investment
     income (loss).........       (41,719)           (3,655)             76,407          (55,121)        (9,787)     (1,511)
                               ----------          --------          ----------       ----------     ----------    --------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................     1,976,760           224,068           1,795,213        3,194,586      1,081,740     273,323
   Cost of investments
     sold..................     1,389,975           171,080           2,222,905        2,708,226        918,034     256,007
                               ----------          --------          ----------       ----------     ----------    --------
   Realized gains
     (losses) on fund
     shares................       586,785            52,988            (427,692)         486,360        163,706      17,316
Realized gain
  distributions............            --                --                  --          211,582         19,354          --
                               ----------          --------          ----------       ----------     ----------    --------
   Net realized gains
     (losses)..............       586,785            52,988            (427,692)         697,942        183,060      17,316
Change in unrealized
  gains (losses)...........       476,104           127,109             942,147        1,694,424       (284,220)     90,955
                               ----------          --------          ----------       ----------     ----------    --------
   Net realized and
     change in
     unrealized gains
     (losses) on
     investments...........     1,062,889           180,097             514,455        2,392,366       (101,160)    108,271
                               ----------          --------          ----------       ----------     ----------    --------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...............    $1,021,170          $176,442          $  590,862       $2,337,245     $ (110,947)   $106,760
                               ==========          ========          ==========       ==========     ==========    ========

--------
(i)Previously known as Worldwide (Service Shares)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                              --------------------------------------------------------------------------------------------
                                LEGG MASON       LEGG MASON         LEGG MASON
                                 PARTNERS         PARTNERS           PARTNERS      MFS VARIABLE MFS VARIABLE  MFS VARIABLE
                                 VARIABLE         VARIABLE           VARIABLE       INSURANCE     INSURANCE    INSURANCE
                               INCOME TRUST     INCOME TRUST    PORTFOLIOS I, INC.    TRUST         TRUST        TRUST
                                SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                              --------------- ----------------- ------------------ ------------ ------------- ------------
                                CLEARBRIDGE                        CLEARBRIDGE
                                 VARIABLE       WESTERN ASSET        VARIABLE
                                FUNDAMENTAL    VARIABLE GLOBAL      LARGE CAP
                               ALL CAP VALUE     HIGH YIELD           VALUE                     MFS INVESTORS   MFS NEW
                              PORTFOLIO I (J) BOND PORTFOLIO II  PORTFOLIO I (K)    MFS GROWTH      TRUST      DISCOVERY
                              --------------- ----------------- ------------------ ------------ ------------- ------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................   $   46,030       $  641,591         $   97,157       $  6,678     $ 18,649     $       --
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk....................      (51,617)        (187,217)           (94,609)       (40,908)     (25,724)      (101,535)
   Administrative
     expense.................       (3,630)         (12,916)            (6,588)        (2,866)      (1,799)        (6,813)
                                ----------       ----------         ----------       --------     --------     ----------
   Net investment income
     (loss)..................       (9,217)         441,458             (4,040)       (37,096)      (8,874)      (108,348)
                                ----------       ----------         ----------       --------     --------     ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.......    1,136,964        4,408,055          2,720,294        839,735      642,709      1,805,789
   Cost of investments
     sold....................    1,047,433        4,398,555          2,159,854        561,847      454,154      1,416,442
                                ----------       ----------         ----------       --------     --------     ----------
   Realized gains (losses)
     on fund shares..........       89,531            9,500            560,440        277,888      188,555        389,347
Realized gain distributions..      241,271               --            288,118         21,153           --         57,979
                                ----------       ----------         ----------       --------     --------     ----------
   Net realized gains
     (losses)................      330,802            9,500            848,558        299,041      188,555        447,326
Change in unrealized gains
  (losses)...................      629,698          104,958            898,898        600,889      294,339      1,901,499
                                ----------       ----------         ----------       --------     --------     ----------
   Net realized and change
     in unrealized gains
     (losses) on
     investments.............      960,500          114,458          1,747,456        899,930      482,894      2,348,825
                                ----------       ----------         ----------       --------     --------     ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................   $  951,283       $  555,916         $1,743,416       $862,834     $474,020     $2,240,477
                                ==========       ==========         ==========       ========     ========     ==========

--------
(j)Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(k)Previously known as Legg Mason ClearBridge Variable Large Cap Value
   Portfolio I

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                            -----------------------------------------------------------------------------------------------
                                                             MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                             MFS VARIABLE    MFS VARIABLE   INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST
                            INSURANCE TRUST INSURANCE TRUST (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                            --------------- --------------- --------------- --------------- --------------- ---------------
                                                                  MFS             MFS
                                                              HIGH INCOME     HIGH YIELD     MFS INVESTOR    MFS INVESTORS
                                               MFS TOTAL       (SERVICE        (SERVICE      GROWTH STOCK        TRUST
                             MFS RESEARCH       RETURN       CLASS) (L)(M)   CLASS) (L)(N)  (SERVICE CLASS) (SERVICE CLASS)
                            --------------- --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................   $    7,595      $  206,863      $  659,424       $113,301       $   31,402       $ 15,369
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........      (40,424)       (167,803)        (51,418)       (26,489)        (111,779)       (24,132)
   Administrative
     expense...............       (2,718)        (11,796)         (3,499)        (1,803)          (7,678)        (1,610)
                              ----------      ----------      ----------       --------       ----------       --------
   Net investment
     income (loss).........      (35,547)         27,264         604,507         85,009          (88,055)       (10,373)
                              ----------      ----------      ----------       --------       ----------       --------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................    1,795,785       2,169,581       6,520,239        816,927        2,562,096        791,815
   Cost of investments
     sold..................    1,306,629       1,892,814       7,074,815        818,575        1,838,057        564,595
                              ----------      ----------      ----------       --------       ----------       --------
   Realized gains
     (losses) on fund
     shares................      489,156         276,767        (554,576)        (1,648)         724,039        227,220
Realized gain
  distributions............        5,659              --              --             --          235,992             --
                              ----------      ----------      ----------       --------       ----------       --------
   Net realized gains
     (losses)..............      494,815         276,767        (554,576)        (1,648)         960,031        227,220
Change in unrealized
  gains (losses)...........      275,665       1,576,651          29,015         67,813        1,000,909        192,298
                              ----------      ----------      ----------       --------       ----------       --------
   Net realized and
     change in
     unrealized gains
     (losses) on
     investments...........      770,480       1,853,418        (525,561)        66,165        1,960,940        419,518
                              ----------      ----------      ----------       --------       ----------       --------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...............   $  734,933      $1,880,682      $   78,946       $151,174       $1,872,885       $409,145
                              ==========      ==========      ==========       ========       ==========       ========

--------
(l)On August 16, 2013, MFS High Income (Service Class) merged into MFS High Yield (Service Class)
(m)For the period beginning January 1, 2013 and ended August 16, 2013
(n)For the period beginning August 16, 2013 and ended December 31, 2013

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                             -----------------------------------------------------------------------------------------------
                                                                                               OPPENHEIMER     OPPENHEIMER
                              MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE      VARIABLE        VARIABLE
                                INSURANCE       INSURANCE       INSURANCE       INSURANCE     ACCOUNT FUNDS   ACCOUNT FUNDS
                                  TRUST           TRUST           TRUST           TRUST      (SERVICE SHARES (SERVICE SHARES
                             (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     ("SS"))         ("SS"))
                               SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                             --------------- --------------- --------------- --------------- --------------- ---------------
                                                                                               OPPENHEIMER
                                 MFS NEW        MFS TOTAL                                       DISCOVERY
                                DISCOVERY        RETURN       MFS UTILITIES     MFS VALUE        MID CAP       OPPENHEIMER
                             (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) GROWTH (SS) (O) GLOBAL (SS) (P)
                             --------------- --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................   $       --      $  124,645       $ 63,006       $   28,846       $     --       $   90,352
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................      (71,369)       (114,771)       (42,069)         (42,274)       (30,822)        (114,095)
   Administrative
     expense................       (5,008)         (7,796)        (2,989)          (2,908)        (2,100)          (7,724)
                               ----------      ----------       --------       ----------       --------       ----------
   Net investment
     income (loss)..........      (76,377)          2,078         17,948          (16,336)       (32,922)         (31,467)
                               ----------      ----------       --------       ----------       --------       ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales..................    1,864,378       2,174,710        970,918        1,363,211        630,820        2,699,363
   Cost of investments
     sold...................    1,541,693       1,956,257        780,539        1,028,930        467,814        2,152,125
                               ----------      ----------       --------       ----------       --------       ----------
   Realized gains (losses)
     on fund shares.........      322,685         218,453        190,379          334,281        163,006          547,238
Realized gain
  distributions.............       40,692              --         56,066            8,851             --               --
                               ----------      ----------       --------       ----------       --------       ----------
   Net realized gains
     (losses)...............      363,377         218,453        246,445          343,132        163,006          547,238
Change in unrealized gains
  (losses)..................    1,309,685         996,736        235,039          504,930        473,040        1,187,872
                               ----------      ----------       --------       ----------       --------       ----------
   Net realized and
     change in
     unrealized gains
     (losses) on
     investments............    1,673,062       1,215,189        481,484          848,062        636,046        1,735,110
                               ----------      ----------       --------       ----------       --------       ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................   $1,596,685      $1,217,267       $499,432       $  831,726       $603,124       $1,703,643
                               ==========      ==========       ========       ==========       ========       ==========

--------
(o)Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(p)Previously known as Oppenheimer Global Securities (SS)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                              ----------------------------------------------------------------------------------
                                OPPENHEIMER
                                 VARIABLE     PANORAMA SERIES    PIMCO        PIMCO       PIMCO        PIMCO
                               ACCOUNT FUNDS    FUND, INC.      VARIABLE    VARIABLE    VARIABLE      VARIABLE
                              (SERVICE SHARES (SERVICE SHARES  INSURANCE    INSURANCE   INSURANCE    INSURANCE
                                  ("SS"))         ("SS"))        TRUST        TRUST       TRUST        TRUST
                                SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                              --------------- --------------- ------------ ----------- -----------  ------------
                                OPPENHEIMER
                                MAIN STREET     OPPENHEIMER   FOREIGN BOND
                                 SMALL CAP     INTERNATIONAL  (US DOLLAR-     MONEY       PIMCO        PIMCO
                                 (SS) (Q)       GROWTH (SS)     HEDGED)      MARKET    REAL RETURN  TOTAL RETURN
                              --------------- --------------- ------------ ----------- -----------  ------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................   $  172,832       $ 19,898     $   288,417  $   14,499  $   278,313  $ 1,384,050
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk....................     (363,514)       (24,465)       (218,807)   (355,194)    (279,901)    (907,347)
   Administrative
     expense.................      (24,904)        (2,134)        (15,862)    (24,233)     (18,938)     (65,593)
                                ----------       --------     -----------  ----------  -----------  -----------
   Net investment income
     (loss)..................     (215,586)        (6,701)         53,748    (364,928)     (20,526)     411,110
                                ----------       --------     -----------  ----------  -----------  -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.......    7,214,495        380,953       5,429,215   8,878,743    8,572,173   24,530,743
   Cost of investments
     sold....................    4,745,809        258,113       5,230,250   8,878,743    8,244,299   23,395,585
                                ----------       --------     -----------  ----------  -----------  -----------
   Realized gains (losses)
     on fund shares..........    2,468,686        122,840         198,965          --      327,874    1,135,158
Realized gain distributions..      298,370             --         765,283          --      121,697      462,520
                                ----------       --------     -----------  ----------  -----------  -----------
   Net realized gains
     (losses)................    2,767,056        122,840         964,248          --      449,571    1,597,678
Change in unrealized gains
  (losses)...................    5,334,354        257,916      (1,182,141)         --   (2,581,884)  (4,321,065)
                                ----------       --------     -----------  ----------  -----------  -----------
   Net realized and change
     in unrealized gains
     (losses) on
     investments.............    8,101,410        380,756        (217,893)         --   (2,132,313)  (2,723,387)
                                ----------       --------     -----------  ----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................   $7,885,824       $374,055     $  (164,145) $ (364,928) $(2,152,839) $(2,312,277)
                                ==========       ========     ===========  ==========  ===========  ===========

--------
(q)Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                             ----------------------------------------------------------------------------------
                               PUTNAM       PUTNAM          RYDEX          RYDEX    T. ROWE PRICE T. ROWE PRICE
                              VARIABLE     VARIABLE        VARIABLE      VARIABLE      EQUITY        EQUITY
                                TRUST        TRUST          TRUST          TRUST    SERIES, INC.  SERIES, INC.
                             SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                             ----------- ------------- ---------------- ----------- ------------- -------------
                                                                         RYDEX VT
                                              VT        GUGGENHEIM VT   NASDAQ 100                T. ROWE PRICE
                                 VT      INTERNATIONAL     US LONG       STRATEGY   T. ROWE PRICE    MID-CAP
                             HIGH YIELD      VALUE     SHORT EQUITY (R)    FUND     EQUITY INCOME    GROWTH
                             ----------- ------------- ---------------- ----------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $196,933     $  70,865       $     57      $     --    $  192,314    $       --
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................   (40,363)      (39,221)       (28,398)      (13,519)     (184,340)     (155,450)
   Administrative
     expense................    (2,888)       (2,866)        (1,965)         (934)      (12,611)      (10,598)
                              --------     ---------       --------      --------    ----------    ----------
   Net investment income
     (loss).................   153,682        28,778        (30,306)      (14,453)       (4,637)     (166,048)
                              --------     ---------       --------      --------    ----------    ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......   693,450       567,803        644,728       405,169     3,516,030     1,918,211
   Cost of investments
     sold...................   682,242       715,385        590,296       257,971     2,811,461     1,484,765
                              --------     ---------       --------      --------    ----------    ----------
   Realized gains (losses)
     on fund shares.........    11,208      (147,582)        54,432       147,198       704,569       433,446
Realized gain
  distributions.............        --            --             --            --            --       872,533
                              --------     ---------       --------      --------    ----------    ----------
   Net realized gains
     (losses)...............    11,208      (147,582)        54,432       147,198       704,569     1,305,979
Change in unrealized gains
  (losses)..................     7,134       622,272        257,821       128,066     2,353,236     1,988,950
                              --------     ---------       --------      --------    ----------    ----------
   Net realized and
     change in unrealized
     gains (losses) on
     investments............    18,342       474,690        312,253       275,264     3,057,805     3,294,929
                              --------     ---------       --------      --------    ----------    ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................  $172,024     $ 503,468       $281,947      $260,811    $3,053,168    $3,128,881
                              ========     =========       ========      ========    ==========    ==========

--------
(r)Previously known as Guggenheim VT US Long Short


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                             ---------------------------------------------------------------------------------------
                             T. ROWE PRICE  T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE THE UNIVERSAL THE UNIVERSAL
                                EQUITY         EQUITY          EQUITY      INTERNATIONAL INSTITUTIONAL INSTITUTIONAL
                             SERIES, INC.  SERIES, INC. II SERIES, INC. II SERIES, INC.   FUNDS, INC.   FUNDS, INC.
                              SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                             ------------- --------------- --------------- ------------- ------------- -------------
                             T. ROWE PRICE  T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE                VAN KAMPEN
                              NEW AMERICA     BLUE CHIP        EQUITY      INTERNATIONAL  VAN KAMPEN    UIF MID CAP
                                GROWTH        GROWTH II       INCOME II        STOCK      UIF GROWTH      GROWTH
                             ------------- --------------- --------------- ------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $       --     $       --      $  294,416      $ 33,973     $   37,965     $  7,297
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................     (40,588)      (252,643)       (336,657)      (52,711)      (119,155)     (27,557)
   Administrative
     expense................      (2,866)       (17,424)        (22,942)       (3,673)        (8,465)      (2,019)
                              ----------     ----------      ----------      --------     ----------     --------
   Net investment
     income (loss)..........     (43,454)      (270,067)        (65,183)      (22,411)       (89,655)     (22,279)
                              ----------     ----------      ----------      --------     ----------     --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales..................   1,142,663      7,481,260       7,988,468       623,824      1,891,175      513,580
   Cost of investments
     sold...................     854,801      4,760,695       6,529,839       556,374      1,069,962      404,347
                              ----------     ----------      ----------      --------     ----------     --------
   Realized gains (losses)
     on fund shares.........     287,862      2,720,565       1,458,629        67,450        821,213      109,233
Realized gain
  distributions.............     455,786             --              --            --        316,586       45,275
                              ----------     ----------      ----------      --------     ----------     --------
   Net realized gains
     (losses)...............     743,648      2,720,565       1,458,629        67,450      1,137,799      154,508
Change in unrealized gains
  (losses)..................     177,858      3,152,114       4,134,947       388,005      2,137,593      477,193
                              ----------     ----------      ----------      --------     ----------     --------
   Net realized and
     change in
     unrealized gains
     (losses) on
     investments............     921,506      5,872,679       5,593,576       455,455      3,275,392      631,701
                              ----------     ----------      ----------      --------     ----------     --------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................  $  878,052     $5,602,612      $5,528,393      $433,044     $3,185,737     $609,422
                              ==========     ==========      ==========      ========     ==========     ========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                             ------------------------------------------------------------------------------
                             THE UNIVERSAL THE UNIVERSAL   VAN ECK     VAN ECK     VAN ECK
                             INSTITUTIONAL INSTITUTIONAL  WORLDWIDE   WORLDWIDE   WORLDWIDE
                              FUNDS, INC.   FUNDS, INC.   INSURANCE   INSURANCE   INSURANCE   WELLS FARGO
                              (CLASS II)     (CLASSII)      TRUST       TRUST       TRUST    VARIABLE TRUST
                              SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                             ------------- ------------- ----------- ----------- ----------- --------------
                                            VAN KAMPEN
                              VAN KAMPEN   UIF U.S. REAL VAN ECK VIP VAN ECK VIP VAN ECK VIP  WELLS FARGO
                              UIF GROWTH      ESTATE      EMERGING   GLOBAL HARD  MULTI-MGR   ADVANTAGE VT
                              (CLASS II)    (CLASS II)     MARKETS     ASSETS    ALTERNATIVE   DISCOVERY
                             ------------- ------------- ----------- ----------- ----------- --------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................   $  3,206     $  137,562   $   69,123  $   39,762   $     --     $      395
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................    (22,449)      (217,413)     (62,869)    (80,496)   (16,263)       (78,772)
   Administrative
     expense................     (1,558)       (14,791)      (4,302)     (5,332)    (1,128)        (5,239)
                               --------     ----------   ----------  ----------   --------     ----------
   Net investment income
     (loss).................    (20,801)       (94,642)       1,952     (46,066)   (17,391)       (83,616)
                               --------     ----------   ----------  ----------   --------     ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......    517,026      6,328,925    1,457,931   1,715,326    375,678      1,310,227
   Cost of investments
     sold...................    360,063      5,917,854    1,467,770   1,747,612    370,790        855,677
                               --------     ----------   ----------  ----------   --------     ----------
   Realized gains (losses)
     on fund shares.........    156,963        411,071       (9,839)    (32,286)     4,888        454,550
Realized gain
  distributions.............     58,742             --           --     113,662      6,907        153,383
                               --------     ----------   ----------  ----------   --------     ----------
   Net realized gains
     (losses)...............    215,705        411,071       (9,839)     81,376     11,795        607,933
Change in unrealized gains
  (losses)..................    392,074       (226,453)     424,731     394,381     39,530      1,256,711
                               --------     ----------   ----------  ----------   --------     ----------
   Net realized and
     change in unrealized
     gains (losses) on
     investments............    607,779        184,618      414,892     475,757     51,325      1,864,644
                               --------     ----------   ----------  ----------   --------     ----------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM
  OPERATIONS................   $586,978     $   89,976   $  416,844  $  429,691   $ 33,934     $1,781,028
                               ========     ==========   ==========  ==========   ========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                        --------------
                                                                         WELLS FARGO
                                                                        VARIABLE TRUST
                                                                         SUB-ACCOUNT
                                                                        --------------
                                                                         WELLS FARGO
                                                                         ADVANTAGE VT
                                                                         OPPORTUNITY
                                                                        --------------
NET INVESTMENT INCOME (LOSS)
Dividends..............................................................   $   10,931
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk..........................................      (79,761)
   Administrative expense..............................................       (5,527)
                                                                          ----------
   Net investment income (loss)........................................      (74,357)
                                                                          ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales.................................................    1,101,162
   Cost of investments sold............................................      964,916
                                                                          ----------
   Realized gains (losses) on fund shares..............................      136,246
Realized gain distributions............................................           --
                                                                          ----------
   Net realized gains (losses).........................................      136,246
Change in unrealized gains (losses)....................................    1,334,783
                                                                          ----------
   Net realized and change in unrealized gains (losses) on investments.    1,471,029
                                                                          ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS......................   $1,396,672
                                                                          ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                   --------------------------------------------------------------------------
                                           THE ALGER                THE ALGER               THE ALGER
                                    PORTFOLIOS (CLASS 1-2)   PORTFOLIOS (CLASS 1-2)   PORTFOLIOS (CLASS 1-2)
                                          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                   ------------------------  ----------------------  -----------------------
                                             ALGER                    ALGER                   ALGER
                                     CAPITAL APPRECIATION        GROWTH & INCOME         LARGE CAP GROWTH
                                          (CLASS 1-2)              (CLASS 1-2)             (CLASS 1-2)
                                   ------------------------  ----------------------  -----------------------
                                       2013         2012        2013        2012        2013         2012
                                   -----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (121,084) $   (70,801) $   22,529  $   88,855  $  (37,366) $   (18,098)
Net realized gains (losses).......   2,182,864    1,508,377     235,314     103,576     231,559      202,705
Change in unrealized gains
  (losses)........................     970,841      327,343   1,018,398     306,242   1,269,357      256,010
                                   -----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets
  from operations.................   3,032,621    1,764,919   1,276,241     498,673   1,463,550      440,617
                                   -----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      76,134      105,807      41,475      61,092      29,530       39,736
Benefit payments..................     (83,941)    (105,428)    (62,555)   (106,680)    (73,882)     (41,458)
Payments on termination...........  (1,357,810)  (1,275,072)   (687,153)   (659,343)   (596,569)  (1,010,106)
Loans--net........................       4,618        1,149       2,056        (284)      2,670        1,941
Contract Maintenance Charge.......      (7,474)      (8,607)     (3,845)     (4,293)     (4,749)      (5,479)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................   1,009,023   (2,950,974)   (169,609)    265,320    (159,490)      (3,943)
                                   -----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions......    (359,450)  (4,233,125)   (879,631)   (444,188)   (802,490)  (1,019,309)
                                   -----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   2,673,171   (2,468,206)    396,610      54,485     661,060     (578,692)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   9,377,682   11,845,888   5,012,255   4,957,770   4,775,531    5,354,223
                                   -----------  -----------  ----------  ----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $12,050,853  $ 9,377,682  $5,408,865  $5,012,255  $5,436,591  $ 4,775,531
                                   ===========  ===========  ==========  ==========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     577,104      923,300     429,363     470,258     442,289      535,350
       Units issued...............     143,132       43,900      32,831      71,423      11,422       75,278
       Units redeemed.............    (142,952)    (390,096)   (104,405)   (112,318)    (79,763)    (168,339)
                                   -----------  -----------  ----------  ----------  ----------  -----------
   Units outstanding at end of
     period.......................     577,284      577,104     357,789     429,363     373,948      442,289
                                   ===========  ===========  ==========  ==========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                   ---------------------------------------------------------------------------
                                           THE ALGER                THE ALGER                THE ALGER
                                          PORTFOLIOS                PORTFOLIOS               PORTFOLIOS
                                          (CLASS 1-2)              (CLASS 1-2)               (CLASS S)
                                          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  -----------------------  -----------------------
                                             ALGER                    ALGER                    ALGER
                                        MID CAP GROWTH           SMALL CAP GROWTH       CAPITAL APPRECIATION
                                          (CLASS 1-2)              (CLASS 1-2)               (CLASS S)
                                   ------------------------  -----------------------  -----------------------
                                       2013         2012        2013         2012         2013        2012
                                   -----------  -----------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (133,326) $  (169,703) $  (96,729) $   (96,986) $   (53,920) $  (35,948)
Net realized gains (losses).......    (154,615)    (780,010)  1,249,024    1,691,324      977,474     216,955
Change in unrealized gains
  (losses)........................   3,441,580    2,446,029     644,139     (949,231)      79,740     343,383
                                   -----------  -----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from operations.................   3,153,639    1,496,316   1,796,434      645,107    1,003,294     524,390
                                   -----------  -----------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      84,441       92,075      49,448       49,033        8,104      22,129
Benefit payments..................    (100,159)    (122,279)    (30,339)     (38,311)     (28,227)     (3,146)
Payments on termination...........  (1,594,627)  (1,653,383)   (907,075)    (726,887)    (909,631)   (541,448)
Loans--net........................          99          546         480          477           50          49
Contract Maintenance Charge.......      (8,207)      (9,363)     (4,269)      (4,778)      (2,064)     (2,312)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (215,874)    (520,507)      5,059     (474,075)    (985,786)    726,943
                                   -----------  -----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (1,834,327)  (2,212,911)   (886,696)  (1,194,541)  (1,917,554)    202,215
                                   -----------  -----------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................   1,319,312     (716,595)    909,738     (549,434)    (914,260)    726,605
NET ASSETS AT BEGINNING
  OF PERIOD.......................  10,224,851   10,941,446   5,756,395    6,305,829    3,996,763   3,270,158
                                   -----------  -----------  ----------  -----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $11,544,163  $10,224,851  $6,666,133  $ 5,756,395  $ 3,082,503  $3,996,763
                                   ===========  ===========  ==========  ===========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     718,783      881,775     479,308      585,870      222,985     212,081
       Units issued...............      25,001       39,977      65,204       47,150       25,205      72,624
       Units redeemed.............    (137,023)    (202,969)   (133,415)    (153,712)    (118,196)    (61,720)
                                   -----------  -----------  ----------  -----------  -----------  ----------
   Units outstanding at end of
     period.......................     606,761      718,783     411,097      479,308      129,994     222,985
                                   ===========  ===========  ==========  ===========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                   ---------------------------------------------------------------------------
                                                                                           DWS INVESTMENTS
                                           THE ALGER                 THE ALGER                VARIABLE
                                          PORTFOLIOS                PORTFOLIOS                INSURANCE
                                           (CLASS S)                 (CLASS S)               TRUST FUNDS
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ------------------------  ----------------------
                                             ALGER                     ALGER                     DWS
                                       LARGE CAP GROWTH           MID CAP GROWTH             EQUITY 500
                                           (CLASS S)                 (CLASS S)               INDEX VIP B
                                   ------------------------  ------------------------  ----------------------
                                       2013         2012         2013         2012        2013        2012
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (66,696) $   (78,132) $   (95,000) $  (100,396) $   (1,210) $       71
Net realized gains (losses).......     515,316      577,210       24,192     (388,246)    245,814     103,863
Change in unrealized gains
  (losses)........................   1,000,780       (1,863)   1,802,886    1,328,505     124,622     106,440
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................   1,449,400      497,215    1,732,078      839,863     369,226     210,374
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      18,510       19,672       34,881       65,488       4,108         538
Benefit payments..................     (59,263)     (20,600)     (42,645)     (33,421)         --      (8,127)
Payments on termination...........  (1,073,881)  (1,635,948)  (1,205,601)  (1,130,919)   (611,879)   (382,847)
Loans--net........................         180          325           --           33       1,446         474
Contract Maintenance Charge.......      (3,535)      (4,814)      (5,107)      (6,464)         --          --
Transfers among the sub-accounts
  and with the Fixed Account--
  net.............................    (153,550)    (483,472)    (374,584)    (227,697)   (103,780)    131,630
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (1,271,539)  (2,124,837)  (1,593,056)  (1,332,980)   (710,105)   (258,332)
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................     177,861   (1,627,622)     139,022     (493,117)   (340,879)    (47,958)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   4,995,943    6,623,565    5,850,923    6,344,040   1,558,655   1,606,613
                                   -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $ 5,173,804  $ 4,995,943  $ 5,989,945  $ 5,850,923  $1,217,776  $1,558,655
                                   ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     380,172      538,715      501,229      618,876     100,081     117,393
       Units issued...............      29,713       26,295       40,641       37,850       1,985      17,290
       Units redeemed.............    (114,662)    (184,838)    (157,183)    (155,497)    (41,350)    (34,602)
                                   -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period.......................     295,223      380,172      384,687      501,229      60,716     100,081
                                   ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        ---------------------------------------------------------------------
                                           DWS INVESTMENTS
                                              VARIABLE            DWS INVESTMENTS         DWS INVESTMENTS
                                              INSURANCE              VARIABLE                VARIABLE
                                             TRUST FUNDS             SERIES I                SERIES I
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                        --------------------  ----------------------  ----------------------
                                            DWS SMALL CAP            DWS BOND                   DWS
                                             INDEX VIP B               VIP A             CORE EQUITY VIP A
                                        --------------------  ----------------------  ----------------------
                                           2013       2012       2013        2012        2013        2012
                                        ---------  ---------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)........... $    (254) $  (4,806) $   95,907  $  152,920  $   (1,588) $   (1,811)
Net realized gains (losses)............    68,872     11,725     (96,782)   (119,356)     50,767      26,726
Change in unrealized gains
  (losses).............................   123,152     70,310    (196,850)    265,857     304,669     119,353
                                        ---------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  operations...........................   191,770     77,229    (197,725)    299,421     353,848     144,268
                                        ---------  ---------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits...............................        --          2      27,609      45,630       6,728       5,366
Benefit payments.......................        --         --     (11,530)    (17,323)     (1,674)    (39,958)
Payments on termination................  (113,563)  (128,463)   (591,915)   (828,999)    (53,371)   (122,185)
Loans--net.............................        --         --         (70)        374          75          77
Contract Maintenance Charge............        --         --      (2,910)     (3,580)       (691)       (751)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................   (64,982)    78,207     (13,286)   (120,170)     32,725    (198,791)
                                        ---------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions................  (178,545)   (50,254)   (592,102)   (924,068)    (16,208)   (356,242)
                                        ---------  ---------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS...........................    13,225     26,975    (789,827)   (624,647)    337,640    (211,974)
NET ASSETS AT BEGINNING
  OF PERIOD............................   592,365    565,390   4,632,792   5,257,439   1,019,462   1,231,436
                                        ---------  ---------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $ 605,590  $ 592,365  $3,842,965  $4,632,792  $1,357,102  $1,019,462
                                        =========  =========  ==========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................    30,216     32,824     319,112     385,992      96,375     133,293
       Units issued....................       971      5,826      10,526      16,071      15,726      15,698
       Units redeemed..................    (8,563)    (8,434)    (52,618)    (82,951)    (17,574)    (52,616)
                                        ---------  ---------  ----------  ----------  ----------  ----------
   Units outstanding at end of
     period............................    22,624     30,216     277,020     319,112      94,527      96,375
                                        =========  =========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                   -------------------------------------------------------------------------
                                        DWS INVESTMENTS          DWS INVESTMENTS         DWS INVESTMENTS
                                       VARIABLE SERIES I        VARIABLE SERIES I      VARIABLE SERIES II
                                          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                   ------------------------  ----------------------  ----------------------
                                          DWS GLOBAL                                           DWS
                                       SMALL CAP GROWTH                DWS            GLOBAL INCOME BUILDER
                                             VIP A             INTERNATIONAL VIP A          VIP A II
                                   ------------------------  ----------------------  ----------------------
                                       2013         2012        2013        2012        2013        2012
                                   -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (46,467) $   (45,289) $   72,834  $   11,677  $   21,483  $    3,604
Net realized gains (losses).......     600,132      292,836     (62,395)   (152,063)     96,610      45,813
Change in unrealized gains
  (losses)........................     934,854      423,882     316,457     437,761     371,644     334,928
                                   -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................   1,488,519      671,429     326,896     297,375     489,737     384,345
                                   -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      81,232       15,454      14,667       8,846      15,056      24,565
Benefit payments..................     (51,945)     (18,744)    141,044     (18,272)   (111,845)    (47,192)
Payments on termination...........    (836,769)    (789,056)   (306,174)   (162,286)   (324,633)   (427,464)
Loans--net........................          --         (167)        345         341          --          --
Contract Maintenance Charge.......      (2,915)      (3,372)       (737)       (857)     (2,787)     (3,313)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (409,894)    (359,681)    (14,290)    (98,584)     10,664     (61,835)
                                   -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (1,220,291)  (1,155,566)   (165,145)   (270,812)   (413,545)   (515,239)
                                   -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................     268,228     (484,137)    161,751      26,563      76,192    (130,894)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................   4,949,637    5,433,774   1,773,441   1,746,878   3,457,668   3,588,562
                                   -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $ 5,217,865  $ 4,949,637  $1,935,192  $1,773,441  $3,533,860  $3,457,668
                                   ===========  ===========  ==========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     300,058      370,977     213,747     249,905     281,980     325,711
       Units issued...............      39,308       17,142      25,382      13,362      11,217       5,290
       Units redeemed.............    (108,021)     (88,061)    (48,132)    (49,520)    (42,542)    (49,021)
                                   -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end of
     period.......................     231,345      300,058     190,997     213,747     250,655     281,980
                                   ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                   ----------------------------------------------------------------------------
                                           FEDERATED                 FEDERATED                FEDERATED
                                           INSURANCE                 INSURANCE                INSURANCE
                                            SERIES                    SERIES                    SERIES
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ------------------------  -----------------------
                                        FEDERATED FUND
                                           FOR U.S.               FEDERATED HIGH              FEDERATED
                                          GOVERNMENT                INCOME BOND           MANAGED VOLATILITY
                                         SECURITIES II                FUND II                  FUND II
                                   ------------------------  ------------------------  -----------------------
                                       2013         2012         2013         2012         2013        2012
                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   227,126  $   340,668  $   664,766  $   786,105  $    60,301  $   38,444
Net realized gains (losses).......     (75,288)      43,047      102,354       (7,876)     234,856     189,845
Change in unrealized gains
  (losses)........................    (568,056)    (178,300)    (144,775)     753,982      360,259     150,723
                                   -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from operations.................    (416,218)     205,415      622,345    1,532,211      655,416     379,012
                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     140,193      108,677       41,439       88,288       11,192      23,812
Benefit payments..................    (187,904)    (244,300)     (61,240)    (135,787)     (35,423)    (31,149)
Payments on termination...........  (1,770,076)  (1,915,124)  (1,759,975)  (1,995,453)    (733,495)   (457,734)
Loans--net........................       2,719        3,198          788        1,196           --          --
Contract Maintenance Charge.......      (6,069)      (7,595)      (6,015)      (7,051)      (1,743)     (1,980)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (505,820)    (298,113)     (79,390)   1,087,925     (395,536)    970,640
                                   -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (2,326,957)  (2,353,257)  (1,864,393)    (960,882)  (1,155,005)    503,589
                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (2,743,175)  (2,147,842)  (1,242,048)     571,329     (499,589)    882,601
NET ASSETS AT BEGINNING
  OF PERIOD.......................  12,590,790   14,738,632   12,489,879   11,918,550    3,683,318   2,800,717
                                   -----------  -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $ 9,847,615  $12,590,790  $11,247,831  $12,489,879  $ 3,183,729  $3,683,318
                                   ===========  ===========  ===========  ===========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     766,098      914,335      614,762      668,909      274,342     217,588
       Units issued...............      90,158       64,148      113,346      155,014       44,842     120,369
       Units redeemed.............    (235,395)    (212,385)    (202,647)    (209,161)    (133,414)    (63,615)
                                   -----------  -----------  -----------  -----------  -----------  ----------
   Units outstanding at end of
     period.......................     620,861      766,098      525,461      614,762      185,770     274,342
                                   ===========  ===========  ===========  ===========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                   ---------------------------------------------------------------------------
                                          FIDELITY                 FIDELITY                  FIDELITY
                                          VARIABLE                 VARIABLE                  VARIABLE
                                          INSURANCE                INSURANCE                 INSURANCE
                                        PRODUCTS FUND            PRODUCTS FUND             PRODUCTS FUND
                                         SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ----------------------  ------------------------  ------------------------
                                             VIP                      VIP                       VIP
                                        ASSET MANAGER             CONTRAFUND               EQUITY-INCOME
                                   ----------------------  ------------------------  ------------------------
                                      2013        2012         2013         2012         2013         2012
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $    4,569  $   (1,537) $  (178,080) $   (71,154) $   165,777  $   259,426
Net realized gains (losses).......    121,469      83,791    1,430,904      259,478    1,319,889      773,322
Change in unrealized gains
  (losses)........................    506,759     476,518    8,305,565    4,810,840    2,641,454    1,545,017
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    632,797     558,772    9,558,389    4,999,164    4,127,120    2,577,765
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     30,192      35,481      316,206      214,995      166,244       70,159
Benefit payments..................    (83,182)    (95,671)    (254,462)    (205,510)    (173,607)    (152,528)
Payments on termination...........   (579,557)   (779,209)  (4,703,995)  (5,033,460)  (2,287,632)  (2,539,944)
Loans--net........................      2,291       2,842        2,892       (6,323)      (1,529)       2,835
Contract Maintenance Charge.......     (3,077)     (3,547)     (20,386)     (23,243)     (11,497)     (13,037)
Transfers among the sub-
  accounts and with the Fixed
  Account--net....................   (177,470)   (115,697)  (1,413,180)     203,584     (681,977)    (737,368)
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (810,803)   (955,801)  (6,072,925)  (4,849,957)  (2,989,998)  (3,369,883)
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   (178,006)   (397,029)   3,485,464      149,207    1,137,122     (792,118)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  4,999,164   5,396,193   35,521,407   35,372,200   16,894,146   17,686,264
                                   ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $4,821,158  $4,999,164  $39,006,871  $35,521,407  $18,031,268  $16,894,146
                                   ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    290,006     354,049    1,865,441    2,112,376      859,050    1,057,701
       Units issued...............     11,936      17,535      116,592      186,334       53,633       34,907
       Units redeemed.............    (64,705)    (81,578)    (414,239)    (433,269)    (189,540)    (233,558)
                                   ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................    237,237     290,006    1,567,794    1,865,441      723,143      859,050
                                   ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                              -----------------------------------------------------------------------------
                                      FIDELITY                  FIDELITY                  FIDELITY
                                      VARIABLE                  VARIABLE                  VARIABLE
                                      INSURANCE                 INSURANCE                 INSURANCE
                                    PRODUCTS FUND             PRODUCTS FUND             PRODUCTS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                              ------------------------  ------------------------  ------------------------
                                     VIP GROWTH               VIP INDEX 500           VIP MONEY MARKET
                              ------------------------  ------------------------  ------------------------
                                  2013         2012         2013         2012         2013         2012
                              -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss)..................... $  (183,383) $  (144,101) $    80,749  $   105,401  $  (282,534) $  (323,760)
Net realized gains (losses)..     757,928      538,213    1,322,046      862,753           --           --
Change in unrealized gains
  (losses)...................   3,967,048    1,557,489    4,957,324    2,211,663           --           --
                              -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
  assets from operations.....   4,541,593    1,951,601    6,360,119    3,179,817     (282,534)    (323,760)
                              -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.....................      98,221      105,932      330,445      205,196      227,289      395,068
Benefit payments.............     (89,957)    (413,097)    (304,144)    (679,064)    (179,711)    (208,037)
Payments on termination......  (1,665,925)  (2,179,067)  (3,274,859)  (3,880,009)  (6,288,325)  (8,506,334)
Loans--net...................       7,630        1,376        2,544        1,118       34,897       19,084
Contract Maintenance
  Charge.....................     (12,424)     (14,216)     (16,594)     (18,240)     (12,092)     (14,751)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.........    (515,531)    (278,974)     636,820      (92,120)   1,863,331    3,939,984
                              -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
  assets from contract
  transactions...............  (2,177,986)  (2,778,046)  (2,625,788)  (4,463,119)  (4,354,611)  (4,374,986)
                              -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS..............   2,363,607     (826,445)   3,734,331   (1,283,302)  (4,637,145)  (4,698,746)
NET ASSETS AT
  BEGINNING OF
  PERIOD.....................  14,263,483   15,089,928   22,325,172   23,608,474   21,680,822   26,379,568
                              -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD..................... $16,627,090  $14,263,483  $26,059,503  $22,325,172  $17,043,677  $21,680,822
                              ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.....   1,133,126    1,356,859    1,855,103    2,233,452    1,837,520    2,195,510
       Units issued..........      55,874      112,827      161,731      151,649      810,845    1,209,804
       Units redeemed........    (216,608)    (336,560)    (358,412)    (529,998)  (1,195,308)  (1,567,794)
                              -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...............     972,392    1,133,126    1,658,422    1,855,103    1,453,057    1,837,520
                              ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                   ---------------------------------------------------------------------------
                                                                    FIDELITY                 FIDELITY
                                           FIDELITY                 VARIABLE                 VARIABLE
                                           VARIABLE                 INSURANCE                INSURANCE
                                           INSURANCE              PRODUCTS FUND            PRODUCTS FUND
                                         PRODUCTS FUND          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ----------------------  ------------------------
                                                                VIP ASSET MANAGER         VIP CONTRAFUND
                                         VIP OVERSEAS           (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                   ------------------------  ----------------------  ------------------------
                                       2013         2012        2013        2012         2013         2012
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (19,640) $    30,654  $   (9,882) $  (14,607) $  (155,801) $  (122,291)
Net realized gains (losses).......      90,926     (245,978)    100,284      72,200      638,565     (343,611)
Change in unrealized gains
  (losses)........................   2,025,093    1,663,393     253,170     267,371    4,416,438    3,441,881
                                   -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   2,096,379    1,448,069     343,572     324,964    4,899,202    2,975,979
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      78,294       65,851      11,979      42,729       79,411      130,222
Benefit payments..................    (174,538)    (110,956)    (11,988)     (3,410)     (89,563)    (125,826)
Payments on termination...........  (1,104,825)    (989,625)   (643,815)   (721,792)  (4,498,202)  (4,191,737)
Loans--net........................         688         (182)        435         380         (196)        (375)
Contract Maintenance Charge.......      (4,371)      (4,874)     (5,463)     (8,034)     (36,902)     (48,038)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (545,759)    (211,133)    105,704    (230,632)    (814,516)  (1,299,935)
                                   -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,750,511)  (1,250,919)   (543,148)   (920,759)  (5,359,968)  (5,535,689)
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................     345,868      197,150    (199,576)   (595,795)    (460,766)  (2,559,710)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   8,292,592    8,095,442   2,836,657   3,432,452   19,601,723   22,161,433
                                   -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 8,638,460  $ 8,292,592  $2,637,081  $2,836,657  $19,140,957  $19,601,723
                                   ===========  ===========  ==========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     687,687      796,457     217,044     289,764    1,251,637    1,617,054
       Units issued...............      40,385       53,427      20,850      14,359       60,581       98,453
       Units redeemed.............    (173,594)    (162,197)    (60,208)    (87,079)    (364,294)    (463,870)
                                   -----------  -----------  ----------  ----------  -----------  -----------
   Units outstanding at end of
     period.......................     554,478      687,687     177,686     217,044      947,924    1,251,637
                                   ===========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                              -----------------------------------------------------------------------------
                                      FIDELITY                  FIDELITY                  FIDELITY
                                      VARIABLE                  VARIABLE                  VARIABLE
                                      INSURANCE                 INSURANCE                 INSURANCE
                                    PRODUCTS FUND             PRODUCTS FUND             PRODUCTS FUND
                                  (SERVICE CLASS 2)         (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                              ------------------------  ------------------------  ------------------------
                                         VIP
                                    EQUITY-INCOME              VIP GROWTH               VIP INDEX 500
                                  (SERVICE CLASS 2)         (SERVICE CLASS 2)         (SERVICE CLASS 2)
                              ------------------------  ------------------------  ------------------------
                                  2013         2012         2013         2012         2013         2012
                              -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss)..................... $    81,101  $   200,257  $  (108,590) $  (104,886) $    (6,513) $    38,637
Net realized gains (losses)..   1,327,474      730,207      792,337      782,832    1,683,310      781,517
Change in unrealized gains
  (losses)...................   2,444,959    1,565,899    1,416,919      435,539    4,129,290    2,347,389
                              -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
  assets from operations.....   3,853,534    2,496,363    2,100,666    1,113,485    5,806,087    3,167,543
                              -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.....................     173,202      161,397      141,535      147,111      446,710      177,901
Benefit payments.............    (103,587)    (115,534)     (77,327)    (131,507)    (108,338)    (107,796)
Payments on termination......  (4,002,333)  (3,385,769)  (1,939,090)  (2,472,569)  (5,239,324)  (4,175,158)
Loans--net...................       3,693       (7,253)          --            4        2,827        2,838
Contract Maintenance
  Charge.....................     (27,169)     (31,326)      (3,191)      (4,568)     (52,677)     (64,464)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.........    (920,528)    (385,415)     (76,839)    (653,077)  (1,328,691)    (923,077)
                              -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
  assets from contract
  transactions...............  (4,876,722)  (3,763,900)  (1,954,912)  (3,114,606)  (6,279,493)  (5,089,756)
                              -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS..............  (1,023,188)  (1,267,537)     145,754   (2,001,121)    (473,406)  (1,922,213)
NET ASSETS AT
  BEGINNING OF
  PERIOD.....................  16,601,144   17,868,681    7,142,731    9,143,852   22,284,495   24,206,708
                              -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD..................... $15,577,956  $16,601,144  $ 7,288,485  $ 7,142,731  $21,811,089  $22,284,495
                              ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.....   1,345,748    1,666,670      548,864      787,553    1,744,471    2,156,100
       Units issued..........      64,567       87,734       40,172       48,521       96,924       93,394
       Units redeemed........    (406,159)    (408,656)    (169,165)    (287,210)    (525,581)    (505,023)
                              -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...............   1,004,156    1,345,748      419,871      548,864    1,315,814    1,744,471
                              ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                             --------------------------------------------------------------------------------
                                      FIDELITY                   FIDELITY                   FIDELITY
                                      VARIABLE                   VARIABLE                   VARIABLE
                                     INSURANCE                   INSURANCE                  INSURANCE
                                   PRODUCTS FUND               PRODUCTS FUND              PRODUCTS FUND
                                 (SERVICE CLASS 2)           (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                    SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                             -------------------------  --------------------------  ------------------------
                                   VIP INVESTMENT                VIP MONEY
                                     GRADE BOND                   MARKET                  VIP OVERSEAS
                                 (SERVICE CLASS 2)           (SERVICE CLASS 2)          (SERVICE CLASS 2)
                             -------------------------  --------------------------  ------------------------
                                 2013          2012         2013          2012          2013         2012
                             ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS
Net investment income
  (loss).................... $     56,625  $   113,433  $   (388,847) $   (481,643) $   (95,450) $    11,824
Net realized gains
  (losses)..................      342,401    1,322,565            --            --      260,033     (796,719)
Change in unrealized gains
  (losses)..................   (1,240,945)    (106,146)           --            --    4,128,904    3,939,873
                             ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net
  assets from operations....     (841,919)   1,329,852      (388,847)     (481,643)   4,293,487    3,154,978
                             ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM CONTRACT
  TRANSACTIONS
Deposits....................      118,930       67,172       245,433       248,902       62,960      108,832
Benefit payments............     (605,920)    (635,802)     (136,968)     (153,380)     (47,803)     (56,573)
Payments on termination.....   (6,882,029)  (6,923,490)  (10,924,693)  (10,197,018)  (3,611,694)  (3,105,438)
Loans--net..................        3,887       (9,713)           --           168          930        1,023
Contract Maintenance
  Charge....................      (44,583)     (57,259)      (65,126)      (85,923)     (37,981)     (45,886)
Transfers among the
  sub-accounts and with the
  Fixed Account--net........   (2,063,901)   1,651,633     5,692,207     5,285,796     (717,635)  (1,203,946)
                             ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net
  assets from contract
  transactions..............   (9,473,616)  (5,907,459)   (5,189,147)   (4,901,455)  (4,351,223)  (4,301,988)
                             ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS.............  (10,315,535)  (4,577,607)   (5,577,994)   (5,383,098)     (57,736)  (1,147,010)
NET ASSETS AT
  BEGINNING OF
  PERIOD....................   29,135,335   33,712,942    28,324,969    33,708,067   17,246,254   18,393,264
                             ------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END
  OF PERIOD................. $ 18,819,800  $29,135,335  $ 22,746,975  $ 28,324,969  $17,188,518  $17,246,254
                             ============  ===========  ============  ============  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of
     period.................    2,112,533    2,525,850     2,771,336     3,241,718    1,369,846    1,727,852
       Units issued.........      169,229      455,386       909,220       882,183       57,246      113,227
       Units redeemed.......     (870,409)    (868,703)   (1,421,159)   (1,352,565)    (361,502)    (471,233)
                             ------------  -----------  ------------  ------------  -----------  -----------
   Units outstanding at
     end of period..........    1,411,353    2,112,533     2,259,397     2,771,336    1,065,590    1,369,846
                             ============  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        -----------------------------------------------------------------
                                            GOLDMAN SACHS          GOLDMAN SACHS
                                              VARIABLE               VARIABLE
                                              INSURANCE              INSURANCE              INVESCO
                                                TRUST                  TRUST          INVESTMENT SERVICES
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                        --------------------  ----------------------  ------------------
                                            VIT STRATEGIC         VIT STRUCTURED         INVESCO V.I.
                                            INTERNATIONAL            SMALL CAP             AMERICAN
                                               EQUITY                 EQUITY             FRANCHISE (A)
                                        --------------------  ----------------------  ------------------
                                           2013       2012       2013        2012       2013    2012 (S)
                                        ---------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $   2,424  $   5,461  $   (5,037) $   (4,901) $ (4,427) $ (3,796)
Net realized gains (losses)............    (6,324)   (60,055)    191,967      30,667    11,949    (4,599)
Change in unrealized gains (losses)....   179,184    225,229      79,473      99,597   115,020    (8,021)
                                        ---------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
  operations...........................   175,284    170,635     266,403     125,363   122,542   (16,416)
                                        ---------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     2,432      4,432          --       1,057     1,558       320
Benefit payments.......................    (9,003)      (746)    (18,325)     (2,593)       --       697
Payments on termination................  (152,301)  (258,940)   (369,445)   (156,416)  (42,084)  (46,494)
Loans--net.............................       427        447          --          --        --        --
Contract Maintenance Charge............      (370)      (454)       (372)       (464)       --        --
Transfers among the sub-accounts and
  with the Fixed Account--net..........   (47,986)      (949)    (15,303)   (101,821)   (8,964)  401,846
                                        ---------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
  contract transactions................  (206,801)  (256,210)   (403,445)   (260,237)  (49,490)  356,369
                                        ---------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS...............................   (31,517)   (85,575)   (137,042)   (134,874)   73,052   339,953
NET ASSETS AT BEGINNING OF
  PERIOD...............................   905,046    990,621   1,043,828   1,178,702   339,953        --
                                        ---------  ---------  ----------  ----------  --------  --------
NET ASSETS AT END OF
  PERIOD............................... $ 873,529  $ 905,046  $  906,786  $1,043,828  $413,005  $339,953
                                        =========  =========  ==========  ==========  ========  ========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................    88,771    116,116      54,718      68,681    38,892        --
       Units issued....................     1,020      2,461         226         183     2,801    45,549
       Units redeemed..................   (19,804)   (29,806)    (19,519)    (14,146)   (7,405)   (6,657)
                                        ---------  ---------  ----------  ----------  --------  --------
   Units outstanding at end of
     period............................    69,987     88,771      35,425      54,718    34,288    38,892
                                        =========  =========  ==========  ==========  ========  ========

--------
(a)Previously known as Invesco Van Kampen V.I. American Franchise
(s)For the period beginning April 27, 2012 and ended December 31, 2012

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                   ---------------------------------------------------------------------------
                                            INVESCO                  INVESCO                  INVESCO
                                      INVESTMENT SERVICES      INVESTMENT SERVICES      INVESTMENT SERVICES
                                          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ----------------------  ------------------------
                                         INVESCO V.I.             INVESCO V.I.             INVESCO V.I.
                                      AMERICAN VALUE (B)           HIGH YIELD         VALUE OPPORTUNITIES (C)
                                   ------------------------  ----------------------  ------------------------
                                       2013         2012        2013        2012         2013         2012
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (130,909) $  (131,915) $   54,465  $   77,123  $    (9,742) $    (6,379)
Net realized gains (losses).......     784,487       78,181      66,476      29,763       43,860     (390,720)
Change in unrealized gains
  (losses)........................   3,505,910    2,379,049     (29,262)    209,321    1,621,566    1,356,359
                                   -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   4,159,488    2,325,315      91,679     316,207    1,655,684      959,260
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      43,277       79,938       2,146       1,213       19,119       30,250
Benefit payments..................     (74,794)     (40,042)    (16,928)    (26,874)     (92,476)     (58,188)
Payments on termination...........  (2,526,175)  (3,578,293)   (609,339)   (523,566)  (1,144,253)  (1,326,940)
Loans--net........................       2,074          786          --          --           --           38
Contract Maintenance Charge.......      (5,127)      (5,662)       (449)       (472)      (2,573)      (2,862)
Transfers among the sub-
  accounts and with the Fixed
  Account--net....................    (423,260)  (1,068,608)    (32,135)     56,072     (166,816)    (353,855)
                                   -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (2,984,005)  (4,611,881)   (656,705)   (493,627)  (1,386,999)  (1,711,557)
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   1,175,483   (2,286,566)   (565,026)   (177,420)     268,685     (752,297)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  14,063,234   16,349,800   2,114,674   2,292,094    5,826,419    6,578,716
                                   -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $15,238,717  $14,063,234  $1,549,648  $2,114,674  $ 6,095,104  $ 5,826,419
                                   ===========  ===========  ==========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     761,650    1,019,477     130,754     163,702      574,743      751,259
       Units issued...............      44,195       41,900      15,440      22,362       26,965       38,716
       Units redeemed.............    (179,479)    (299,727)    (54,836)    (55,310)    (145,015)    (215,232)
                                   -----------  -----------  ----------  ----------  -----------  -----------
   Units outstanding at end of
     period.......................     626,366      761,650      91,358     130,754      456,693      574,743
                                   ===========  ===========  ==========  ==========  ===========  ===========

--------
(b)Previously known as Invesco Van Kampen V.I. American Value
(c)Previously known as Invesco Van Kampen V.I. Value Opportunities

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    ---------------------------------------------------------------------------
                                      INVESCO INVESTMENT        INVESCO INVESTMENT       INVESCO INVESTMENT
                                      SERVICES SERIES II        SERVICES SERIES II       SERVICES SERIES II
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                    ------------------------  ----------------------  ------------------------
                                                                                            INVESCO V.I.
                                         INVESCO V.I.              INVESCO V.I.              GOVERNMENT
                                    AMERICAN FRANCHISE II (D)     CORE EQUITY II            SECURITIES II
                                    ------------------------  ----------------------  ------------------------
                                       2013       2012 (S)       2013        2012         2013         2012
                                    ----------   ----------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (14,642)  $  (12,155)  $  (13,502) $  (27,343) $    73,339  $    74,657
Net realized gains (losses)........     44,328      (13,041)     318,783     131,137       21,456      145,856
Change in unrealized gains
  (losses).........................    314,011      (27,617)     638,119     363,686     (306,025)    (182,365)
                                    ----------   ----------   ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations..................    343,697      (52,813)     943,400     467,480     (211,230)      38,148
                                    ----------   ----------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits...........................      4,318        2,945       13,330      13,731       21,683       28,854
Benefit payments...................    (23,348)          --      (33,459)    (26,093)      (7,755)     (48,645)
Payments on termination............   (247,135)    (294,710)    (750,020)   (480,874)  (1,595,796)  (1,674,452)
Loans--net.........................        216          140           --         336          (64)        (287)
Contract Maintenance Charge........     (1,103)        (688)      (8,550)     (8,769)      (9,933)     (13,038)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (76,493)   1,429,451     (107,213)   (129,369)      59,270      709,252
                                    ----------   ----------   ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......   (343,545)   1,137,138     (885,912)   (631,038)  (1,532,595)    (998,316)
                                    ----------   ----------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................        152    1,084,325       57,488    (163,558)  (1,743,825)    (960,168)
NET ASSETS AT BEGINNING
  OF PERIOD........................  1,084,325           --    3,923,451   4,087,009    5,551,861    6,512,029
                                    ----------   ----------   ----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $1,084,477   $1,084,325   $3,980,939  $3,923,451  $ 3,808,036  $ 5,551,861
                                    ==========   ==========   ==========  ==========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    113,130           --      335,138     390,580      459,494      542,216
       Units issued................      1,645      150,294       18,264      21,703       57,748      144,908
       Units redeemed..............    (32,526)     (37,164)     (85,499)    (77,145)    (187,413)    (227,630)
                                    ----------   ----------   ----------  ----------  -----------  -----------
   Units outstanding at end of
     period........................     82,249      113,130      267,903     335,138      329,829      459,494
                                    ==========   ==========   ==========  ==========  ===========  ===========

--------
(d)Previously known as Invesco Van Kampen V.I. American Franchise II
(s)For the period beginning April 27, 2012 and ended December 31, 2012

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                   ----------------------------------------------------------------------------
                                      INVESCO INVESTMENT        INVESCO INVESTMENT        INVESCO INVESTMENT
                                      SERVICES SERIES II        SERVICES SERIES II        SERVICES SERIES II
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ------------------------  -----------------------
                                         INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                   GROWTH AND INCOME II (E)   MID CAP CORE EQUITY II    MID CAP GROWTH II (F)
                                   ------------------------  ------------------------  -----------------------
                                       2013         2012         2013         2012        2013         2012
                                   -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (84,031) $   (83,720) $   (78,950) $  (135,203) $  (66,324) $   (85,106)
Net realized gains (losses).......   2,065,677      521,607      894,707      144,889     250,962      314,816
Change in unrealized gains
  (losses)........................   4,731,352    2,715,554      919,962      755,737   1,270,595      301,074
                                   -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations.................   6,712,998    3,153,441    1,735,719      765,423   1,455,233      530,784
                                   -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      91,396       98,835       21,751       53,699      79,579       23,443
Benefit payments..................    (389,995)    (229,378)     (25,849)     (32,965)    (19,406)     (12,918)
Payments on termination...........  (5,539,141)  (5,587,517)  (1,600,005)  (2,046,180)   (966,066)  (1,023,587)
Loans--net........................       3,467       (8,589)        (164)         (77)        605          641
Contract Maintenance
  Charge..........................     (38,012)     (45,826)     (15,661)     (23,971)     (2,021)      (2,466)
Transfers among the sub-
  accounts and with the Fixed
  Account--net....................  (1,201,899)    (783,858)    (744,559)    (261,940)     (9,549)    (622,800)
                                   -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (7,074,184)  (6,556,333)  (2,364,487)  (2,311,434)   (916,858)  (1,637,687)
                                   -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (361,186)  (3,402,892)    (628,768)  (1,546,011)    538,375   (1,106,903)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  23,807,884   27,210,776    7,606,438    9,152,449   4,685,579    5,792,482
                                   -----------  -----------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $23,446,698  $23,807,884  $ 6,977,670  $ 7,606,438  $5,223,954  $ 4,685,579
                                   ===========  ===========  ===========  ===========  ==========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,745,474    2,243,080      554,677      726,803     325,196      441,870
       Units issued...............     110,954      103,432       25,407       63,918      36,789       27,805
       Units redeemed.............    (553,150)    (601,038)    (177,709)    (236,044)    (92,471)    (144,479)
                                   -----------  -----------  -----------  -----------  ----------  -----------
   Units outstanding at end of
     period.......................   1,303,278    1,745,474      402,375      554,677     269,514      325,196
                                   ===========  ===========  ===========  ===========  ==========  ===========

--------
(e)Previously known as Invesco Van Kampen V.I. Growth and Income II
(f)Previously known as Invesco Van Kampen V.I. Mid Cap Growth II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                   ---------------------------------------------------------------------------
                                      INVESCO INVESTMENT           J.P. MORGAN              JANUS ASPEN
                                      SERVICES SERIES II         SERIES TRUST II              SERIES
                                          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ----------------------  ------------------------
                                                                    JPMORGAN
                                      INVESCO V.I. VALUE        IT SMALL CAP CORE
                                     OPPORTUNITIES II (G)           PORTFOLIO                BALANCED
                                   ------------------------  ----------------------  ------------------------
                                       2013         2012        2013        2012         2013         2012
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (19,069) $   (20,346) $  (10,069) $  (13,770) $    12,198  $   335,702
Net realized gains (losses).......     102,401     (228,970)     56,329      42,929    2,214,789    2,332,075
Change in unrealized gains
  (losses)........................   1,043,073      982,510     315,572     147,930    2,130,776      265,275
                                   -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   1,126,405      733,194     361,832     177,089    4,357,763    2,933,052
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      10,446       24,777         406         406      145,147      142,673
Benefit payments..................     (28,018)      (6,973)    (10,989)    (44,887)    (320,300)    (233,155)
Payments on termination...........  (1,097,233)  (1,105,297)   (112,181)   (214,033)  (4,350,624)  (2,913,574)
Loans--net........................        (212)        (352)        354         348        6,170        1,807
Contract Maintenance Charge.......     (10,056)     (12,520)       (498)       (499)     (15,264)     (17,474)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (484,617)    (366,175)      6,697    (108,075)   1,053,007     (747,258)
                                   -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,609,690)  (1,466,540)   (116,211)   (366,740)  (3,481,864)  (3,766,981)
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (483,285)    (733,346)    245,621    (189,651)     875,899     (833,929)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   4,275,418    5,008,764     959,573   1,149,224   24,781,425   25,615,354
                                   -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 3,792,133  $ 4,275,418  $1,205,194  $  959,573  $25,657,324  $24,781,425
                                   ===========  ===========  ==========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     433,751      587,921      55,554      78,376    1,081,802    1,275,715
       Units issued...............       6,245       18,341       4,564         189      130,037       61,454
       Units redeemed.............    (146,958)    (172,511)    (10,308)    (23,011)    (281,216)    (255,367)
                                   -----------  -----------  ----------  ----------  -----------  -----------
   Units outstanding at end of
     period.......................     293,038      433,751      49,810      55,554      930,623    1,081,802
                                   ===========  ===========  ==========  ==========  ===========  ===========

--------
(g)Previously known as Invesco Van Kampen V.I. Value Opportunities II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                   ---------------------------------------------------------------------------
                                          JANUS ASPEN               JANUS ASPEN              JANUS ASPEN
                                            SERIES                    SERIES                   SERIES
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ------------------------  ----------------------
                                                                                                FORTY
                                          ENTERPRISE               FLEXIBLE BOND              PORTFOLIO
                                   ------------------------  ------------------------  ----------------------
                                       2013         2012         2013         2012        2013        2012
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (131,150) $  (201,602) $    92,594  $   251,018  $  (20,603) $  (23,006)
Net realized gains (losses).......     888,454      743,941      418,225      401,115     265,858     205,654
Change in unrealized gains
  (losses)........................   2,909,816    1,451,639     (705,367)     222,041     406,605     361,176
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................   3,667,120    1,993,978     (194,548)     874,174     651,860     543,824
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     111,336      116,508       45,973       52,724       1,533       3,977
Benefit payments..................    (151,434)    (326,648)    (160,460)     (23,152)     (5,703)     (8,601)
Payments on termination...........  (1,613,333)  (1,868,618)  (1,581,376)  (1,927,393)   (529,717)   (522,488)
Loans--net........................       3,179        2,513        9,756        4,251         912         366
Contract Maintenance Charge.......     (12,355)     (13,819)      (4,710)      (5,550)       (396)       (481)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (132,952)    (540,184)    (360,604)     (78,739)    (90,302)    (93,111)
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (1,795,559)  (2,630,248)  (2,051,421)  (1,977,859)   (623,673)   (620,338)
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................   1,871,561     (636,270)  (2,245,969)  (1,103,685)     28,187     (76,514)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  12,925,446   13,561,716   12,269,425   13,373,110   2,538,515   2,615,029
                                   -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $14,797,007  $12,925,446  $10,023,456  $12,269,425  $2,566,702  $2,538,515
                                   ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     729,112      877,681      591,147      692,699     147,715     186,059
       Units issued...............      40,690       30,353       43,959       77,635       5,571      10,500
       Units redeemed.............    (140,899)    (178,922)    (145,114)    (179,187)    (37,825)    (48,844)
                                   -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period.......................     628,903      729,112      489,992      591,147     115,461     147,715
                                   ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                              -----------------------------------------------------------------------------
                                                                                         JANUS ASPEN
                                     JANUS ASPEN               JANUS ASPEN                 SERIES
                                       SERIES                    SERIES               (SERVICE SHARES)
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                              ------------------------  ------------------------  ------------------------
                                       GLOBAL                     JANUS                   BALANCED
                                    RESEARCH (H)                PORTFOLIO             (SERVICE SHARES)
                              ------------------------  ------------------------  ------------------------
                                  2013         2012         2013         2012         2013         2012
                              -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss)..................... $   (28,100) $   (64,604) $   (72,650) $  (105,205) $   (16,262) $    65,161
Net realized gains (losses)..     236,348      (94,636)     387,726      420,706      590,974      713,016
Change in unrealized gains
  (losses)...................   2,502,532    1,981,741    2,496,750    1,531,712      516,767       82,612
                              -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
  assets from operations.....   2,710,780    1,822,501    2,811,826    1,847,213    1,091,479      860,789
                              -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.....................      85,331       88,222       80,601      343,921       23,600       28,254
Benefit payments.............    (163,116)     (85,702)    (163,563)    (716,924)     (83,752)      (9,392)
Payments on termination......  (1,078,842)  (1,485,917)  (1,248,984)  (1,671,674)  (1,439,658)  (1,839,654)
Loans--net...................      (3,059)         409        2,726         (258)         329          384
Contract Maintenance
  Charge.....................      (9,813)     (10,813)     (10,093)     (11,367)     (11,745)     (14,963)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.........     (96,971)    (241,904)    (223,562)    (621,004)    (174,963)    (351,601)
                              -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
  assets from contract
  transactions...............  (1,266,470)  (1,735,705)  (1,562,875)  (2,677,306)  (1,686,189)  (2,186,972)
                              -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS..............   1,444,310       86,796    1,248,951     (830,093)    (594,710)  (1,326,183)
NET ASSETS AT
  BEGINNING OF
  PERIOD.....................  10,765,306   10,678,510   10,611,536   11,441,629    6,758,768    8,084,951
                              -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD..................... $12,209,616  $10,765,306  $11,860,487  $10,611,536  $ 6,164,058  $ 6,758,768
                              ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.....     800,630      948,409      697,243      903,197      420,887      562,247
       Units issued..........      34,816       25,038       20,475       50,932       30,141       39,096
       Units redeemed........    (120,507)    (172,817)    (119,351)    (256,886)    (125,781)    (180,456)
                              -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...............     714,939      800,630      598,367      697,243      325,247      420,887
                              ===========  ===========  ===========  ===========  ===========  ===========

--------
(h)Previously known as Worldwide

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        -------------------------------------------------------------------------
                                               JANUS ASPEN             JANUS ASPEN             JANUS ASPEN
                                                 SERIES                  SERIES                  SERIES
                                            (SERVICE SHARES)        (SERVICE SHARES)        (SERVICE SHARES)
                                               SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                        ------------------------  --------------------  ------------------------
                                                  FORTY
                                                PORTFOLIO            GLOBAL RESEARCH
                                            (SERVICE SHARES)      (SERVICE SHARES) (I)  OVERSEAS (SERVICE SHARES)
                                        ------------------------  --------------------  ------------------------
                                            2013         2012        2013       2012        2013         2012
                                        -----------  -----------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (41,719) $   (47,670) $  (3,655) $  (6,281) $    76,407  $   (73,730)
Net realized gains (losses)............     586,785      305,770     52,988     19,935     (427,692)    (543,594)
Change in unrealized gains
  (losses).............................     476,104      677,863    127,109    127,002      942,147    1,296,706
                                        -----------  -----------  ---------  ---------  -----------  -----------
Increase (decrease) in net assets from
  operations...........................   1,021,170      935,963    176,442    140,656      590,862      679,382
                                        -----------  -----------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      10,141       11,289        628        865       42,703       97,494
Benefit payments.......................     (27,938)     (20,121)    (1,685)        --      (15,813)     (10,728)
Payments on termination................  (1,094,149)    (930,132)  (177,788)  (160,649)  (1,126,308)  (1,042,609)
Loans--net.............................          --           --        212        234          681       (6,765)
Contract Maintenance Charge............      (7,122)      (8,451)      (215)      (217)      (6,155)      (8,844)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................    (499,537)    (182,276)   (13,087)  (104,451)    (312,736)  (2,841,704)
                                        -----------  -----------  ---------  ---------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions................  (1,618,605)  (1,129,691)  (191,935)  (264,218)  (1,417,628)  (3,813,156)
                                        -----------  -----------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    (597,435)    (193,728)   (15,493)  (123,562)    (826,766)  (3,133,774)
NET ASSETS AT BEGINNING
  OF PERIOD............................   4,330,413    4,524,141    766,028    889,590    5,692,623    8,826,397
                                        -----------  -----------  ---------  ---------  -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $ 3,732,978  $ 4,330,413  $ 750,535  $ 766,028  $ 4,865,857  $ 5,692,623
                                        ===========  ===========  =========  =========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................     256,337      325,847     74,816    103,412      487,557      843,862
       Units issued....................      20,573       34,953      2,071      3,744       37,338       72,824
       Units redeemed..................    (105,166)    (104,463)   (18,523)   (32,340)    (155,163)    (429,129)
                                        -----------  -----------  ---------  ---------  -----------  -----------
   Units outstanding at end of
     period............................     171,744      256,337     58,364     74,816      369,732      487,557
                                        ===========  ===========  =========  =========  ===========  ===========

--------
(i)Previously known as Worldwide (Service Shares)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ------------------------------------------------------------------------
                                           JANUS ASPEN                 LAZARD                 LAZARD
                                             SERIES                  RETIREMENT             RETIREMENT
                                        (SERVICE SHARES)            SERIES, INC.           SERIES, INC.
                                           SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                    ------------------------  -----------------------  --------------------
                                         PERKINS MID CAP
                                         VALUE PORTFOLIO              EMERGING             INTERNATIONAL
                                        (SERVICE SHARES)           MARKETS EQUITY             EQUITY
                                    ------------------------  -----------------------  --------------------
                                        2013         2012        2013         2012        2013       2012
                                    -----------  -----------  ----------  -----------  ---------  ---------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   (55,121) $  (100,584) $   (9,787) $    (1,085) $  (1,511) $     816
Net realized gains (losses)........     697,942    1,028,003     183,060      192,649     17,316    (11,227)
Change in unrealized gains
  (losses).........................   1,694,424      226,074    (284,220)     612,509     90,955    138,310
                                    -----------  -----------  ----------  -----------  ---------  ---------
Increase (decrease) in net assets
  from operations..................   2,337,245    1,153,493    (110,947)     804,073    106,760    127,899
                                    -----------  -----------  ----------  -----------  ---------  ---------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits...........................      56,902       43,708       1,762       13,134      1,262      1,512
Benefit payments...................     (11,600)    (139,008)    (40,134)     (24,233)    (6,703)    (1,109)
Payments on termination............  (2,524,662)  (2,996,710)   (716,061)    (641,025)  (265,233)  (120,361)
Loans--net.........................          50           49         608          229         --          5
Contract Maintenance Charge........     (27,422)     (36,309)       (782)      (1,033)      (251)      (255)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (417,836)    (701,032)    (44,916)    (402,961)    36,334      1,645
                                    -----------  -----------  ----------  -----------  ---------  ---------
Increase (decrease) in net assets
  from contract transactions.......  (2,924,568)  (3,829,302)   (799,523)  (1,055,889)  (234,591)  (118,563)
                                    -----------  -----------  ----------  -----------  ---------  ---------
INCREASE (DECREASE) IN
  NET ASSETS.......................    (587,323)  (2,675,809)   (910,470)    (251,816)  (127,831)     9,336
NET ASSETS AT BEGINNING
  OF PERIOD........................  10,989,224   13,665,033   4,240,768    4,492,584    733,652    724,316
                                    -----------  -----------  ----------  -----------  ---------  ---------
NET ASSETS AT END OF
  PERIOD........................... $10,401,901  $10,989,224  $3,330,298  $ 4,240,768  $ 605,821  $ 733,652
                                    ===========  ===========  ==========  ===========  =========  =========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................     685,848      930,184     106,765      136,337     63,628     74,886
       Units issued................      23,635       41,588       7,063        5,932      3,775      1,756
       Units redeemed..............    (184,818)    (285,924)    (27,472)     (35,504)   (23,432)   (13,014)
                                    -----------  -----------  ----------  -----------  ---------  ---------
   Units outstanding at end of
     period........................     524,665      685,848      86,356      106,765     43,971     63,628
                                    ===========  ===========  ==========  ===========  =========  =========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                   -----------------------------------------------------------------------------
                                         LEGG MASON               LEGG MASON
                                          PARTNERS                 PARTNERS                 LEGG MASON
                                          VARIABLE                 VARIABLE                  PARTNERS
                                        INCOME TRUST             INCOME TRUST        VARIABLE PORTFOLIOS I, INC.
                                         SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ----------------------  ------------------------  --------------------------
                                         CLEARBRIDGE             WESTERN ASSET
                                    VARIABLE FUNDAMENTAL        VARIABLE GLOBAL        CLEARBRIDGE VARIABLE
                                        ALL CAP VALUE           HIGH YIELD BOND           LARGE CAP VALUE
                                       PORTFOLIO I (J)           PORTFOLIO II             PORTFOLIO I (K)
                                   ----------------------  ------------------------  --------------------------
                                      2013        2012         2013         2012         2013          2012
                                   ----------  ----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (9,217) $    2,798  $   441,458  $   697,297  $    (4,040)  $    47,680
Net realized gains (losses).......    330,802    (139,198)       9,500     (153,315)     848,558       161,255
Change in unrealized gains
  (losses)........................    629,698     611,161      104,958    1,723,642      898,898       667,083
                                   ----------  ----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets
  from operations.................    951,283     474,761      555,916    2,267,624    1,743,416       876,018
                                   ----------  ----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      7,430       6,170       60,235       93,950       11,815        21,793
Benefit payments..................    (23,108)    (45,089)    (137,483)     (48,681)     (29,239)       (3,327)
Payments on termination...........   (927,212)   (675,216)  (3,465,947)  (2,727,417)  (1,094,538)   (1,349,439)
Loans--net........................         --          --          (18)         302          480        (2,001)
Contract Maintenance Charge.......     (2,480)     (2,698)     (30,380)     (38,834)      (3,265)       (4,335)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................     15,756    (155,142)     418,228     (645,816)    (713,875)    1,142,151
                                   ----------  ----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets
  from contract transactions......   (929,614)   (871,975)  (3,155,365)  (3,366,496)  (1,828,622)     (195,158)
                                   ----------  ----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN
  NET ASSETS......................     21,669    (397,214)  (2,599,449)  (1,098,872)     (85,206)      680,860
NET ASSETS AT BEGINNING
  OF PERIOD.......................  3,552,650   3,949,864   14,115,027   15,213,899    6,510,842     5,829,982
                                   ----------  ----------  -----------  -----------  -----------   -----------
NET ASSETS AT END OF
  PERIOD.......................... $3,574,319  $3,552,650  $11,515,578  $14,115,027  $ 6,425,636   $ 6,510,842
                                   ==========  ==========  ===========  ===========  ===========   ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    391,216     492,480      881,565    1,104,739      510,589       531,260
       Units issued...............     15,210      18,494       99,390       74,251       65,114       184,795
       Units redeemed.............   (103,872)   (119,758)    (291,614)    (297,425)    (187,550)     (205,466)
                                   ----------  ----------  -----------  -----------  -----------   -----------
   Units outstanding at end of
     period.......................    302,554     391,216      689,341      881,565      388,153       510,589
                                   ==========  ==========  ===========  ===========  ===========   ===========

--------
(j)Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(k)Previously known as Legg Mason ClearBridge Variable Large Cap Value
   Portfolio I

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ------------------------------------------------------------------------
                                         MFS VARIABLE            MFS VARIABLE             MFS VARIABLE
                                           INSURANCE               INSURANCE               INSURANCE
                                             TRUST                   TRUST                   TRUST
                                          SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                    ----------------------  ----------------------  -----------------------
                                                                 MFS INVESTORS
                                          MFS GROWTH                 TRUST             MFS NEW DISCOVERY
                                    ----------------------  ----------------------  -----------------------
                                       2013        2012        2013        2012        2013         2012
                                    ----------  ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (37,096) $  (45,797) $   (8,874) $  (12,220) $ (108,348) $   (97,035)
Net realized gains (losses)........    299,041     195,265     188,555      67,432     447,326      723,527
Change in unrealized gains
  (losses).........................    600,889     304,617     294,339     237,802   1,901,499      457,972
                                    ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets
  from operations..................    862,834     454,085     474,020     293,014   2,240,477    1,084,464
                                    ----------  ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     54,031      21,638       9,836       8,757      68,326       60,392
Benefit payments...................    (34,113)      3,851     (91,989)     (8,570)    (89,675)        (196)
Payments on termination............   (328,623)   (461,622)   (287,563)   (244,979)   (837,042)  (1,092,053)
Loans--net.........................        982         965          --          --         267          233
Contract Maintenance Charge........     (2,453)     (2,696)     (1,437)     (1,539)     (4,190)      (4,418)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................   (281,763)   (300,894)   (136,393)    (40,441)    498,479     (467,558)
                                    ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions.......   (591,939)   (738,758)   (507,546)   (286,772)   (363,835)  (1,503,600)
                                    ----------  ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................    270,895    (284,673)    (33,526)      6,242   1,876,642     (419,136)
NET ASSETS AT BEGINNING
  OF PERIOD........................  2,790,794   3,075,467   1,791,915   1,785,673   5,770,420    6,189,556
                                    ----------  ----------  ----------  ----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $3,061,689  $2,790,794  $1,758,389  $1,791,915  $7,647,062  $ 5,770,420
                                    ==========  ==========  ==========  ==========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    249,540     311,278     150,555     176,272     355,585      463,663
       Units issued................     14,656      18,412      12,329      12,128     111,275       27,494
       Units redeemed..............    (66,788)    (80,150)    (50,335)    (37,845)   (122,317)    (135,572)
                                    ----------  ----------  ----------  ----------  ----------  -----------
   Units outstanding at end of
     period........................    197,408     249,540     112,549     150,555     344,543      355,585
                                    ==========  ==========  ==========  ==========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                   ----------------------------------------------------------------------------
                                         MFS VARIABLE             MFS VARIABLE              MFS VARIABLE
                                          INSURANCE                 INSURANCE              INSURANCE TRUST
                                            TRUST                     TRUST                (SERVICE CLASS)
                                         SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   -----------------------  ------------------------  ------------------------
                                                                                           MFS HIGH INCOME
                                         MFS RESEARCH           MFS TOTAL RETURN         (SERVICE CLASS) (L)
                                   -----------------------  ------------------------  ------------------------
                                       2013        2012         2013         2012       2013 (M)       2012
                                   -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (35,547) $  (11,979) $    27,264  $   146,124  $   604,507  $   364,716
Net realized gains (losses).......     494,815      81,628      276,767       63,987     (554,576)     (42,281)
Change in unrealized gains
  (losses)........................     275,665     254,228    1,576,651      915,464       29,015      432,349
                                   -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................     734,933     323,877    1,880,682    1,125,575       78,946      754,784
                                   -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................       3,926       5,665       57,538       87,751        9,936       19,330
Benefit payments..................     (33,111)     (5,168)    (178,422)     (42,737)     (30,927)     (36,988)
Payments on termination...........    (764,364)   (219,977)  (1,377,670)  (1,468,442)    (886,660)  (1,546,788)
Loans--net........................          --        (669)         264          (34)          --           --
Contract Maintenance Charge.......      (1,001)       (962)      (4,598)      (5,233)      (7,250)     (13,865)
Transfers among the sub-
  accounts and with the Fixed
  Account--net....................    (740,574)  1,247,873     (334,787)    (277,278)  (5,194,897)     401,773
                                   -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,535,124)  1,026,762   (1,837,675)  (1,705,973)  (6,109,798)  (1,176,538)
                                   -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (800,191)  1,350,639       43,007     (580,398)  (6,030,852)    (421,754)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................   2,974,415   1,623,776   11,736,272   12,316,670    6,030,852    6,452,606
                                   -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 2,174,224  $2,974,415  $11,779,279  $11,736,272  $        --  $ 6,030,852
                                   ===========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     266,886     147,277      703,878      809,778      401,343      482,997
       Units issued...............      28,577     158,684       21,135       30,431       41,923       67,263
       Units redeemed.............    (160,325)    (39,075)    (121,707)    (136,331)    (443,266)    (148,917)
                                   -----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     135,138     266,886      603,306      703,878           --      401,343
                                   ===========  ==========  ===========  ===========  ===========  ===========

--------
(l)On August 16, 2013, MFS High Income (Service Shares) merged into MFS High Yield (Service Shares)
(m)For the period beginning January 1, 2013 and ended August 16, 2013

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        ---------------------------------------------------------------------
                                           MFS VARIABLE           MFS VARIABLE             MFS VARIABLE
                                          INSURANCE TRUST        INSURANCE TRUST          INSURANCE TRUST
                                          (SERVICE CLASS)        (SERVICE CLASS)          (SERVICE CLASS)
                                            SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                        ------------------- ------------------------  ----------------------
                                                                  MFS INVESTOR
                                          MFS HIGH YIELD          GROWTH STOCK             MFS INVESTORS
                                        (SERVICE CLASS) (L)      (SERVICE CLASS)       TRUST (SERVICE CLASS)
                                        ------------------- ------------------------  ----------------------
                                             2013 (N)           2013         2012        2013        2012
                                        ------------------- -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)...........     $   85,009      $   (88,055) $  (109,800) $  (10,373) $  (14,665)
Net realized gains (losses)............         (1,648)         960,031      855,899     227,220      91,541
Change in unrealized gains (losses)....         67,813        1,000,909      438,686     192,298     187,701
                                            ----------      -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  operations...........................        151,174        1,872,885    1,184,785     409,145     264,577
                                            ----------      -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................         21,383           33,884       21,388       4,259       4,881
Benefit payments.......................        (43,981)         (69,113)     (35,650)         --          --
Payments on termination................       (580,185)      (1,737,746)  (1,378,223)   (497,362)   (342,757)
Loans--net.............................             --               --           --          --          --
Contract Maintenance Charge............         (3,048)         (20,460)     (23,698)     (2,880)     (3,457)
Transfers among the sub-accounts and
  with the Fixed Account--net..........      4,998,752         (574,854)    (656,467)   (100,026)     (6,238)
                                            ----------      -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions................      4,392,921       (2,368,289)  (2,072,650)   (596,009)   (347,571)
                                            ----------      -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................      4,544,095         (495,404)    (887,865)   (186,864)    (82,994)
NET ASSETS AT BEGINNING OF
  PERIOD...............................             --        7,629,968    8,517,833   1,550,627   1,633,621
                                            ----------      -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD...............................     $4,544,095      $ 7,134,564  $ 7,629,968  $1,363,763  $1,550,627
                                            ==========      ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................             --          578,644      741,352     113,469     139,639
       Units issued....................        345,615           16,458       33,937      17,451      16,760
       Units redeemed..................        (56,725)        (172,130)    (196,645)    (53,837)    (42,930)
                                            ----------      -----------  -----------  ----------  ----------
   Units outstanding at end of
     period............................        288,890          422,972      578,644      77,083     113,469
                                            ==========      ===========  ===========  ==========  ==========

--------
(l)On August 16, 2013, MFS High Income (Service Class) merged into MFS High Yield (Service Class)
(n)For the period beginning August 16, 2013 and ended December 31, 2013

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                   ----------------------------------------------------------------------------
                                         MFS VARIABLE              MFS VARIABLE              MFS VARIABLE
                                        INSURANCE TRUST           INSURANCE TRUST          INSURANCE TRUST
                                        (SERVICE CLASS)           (SERVICE CLASS)          (SERVICE CLASS)
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ------------------------  -----------------------
                                                                     MFS TOTAL
                                       MFS NEW DISCOVERY              RETURN                MFS UTILITIES
                                        (SERVICE CLASS)           (SERVICE CLASS)          (SERVICE CLASS)
                                   ------------------------  ------------------------  -----------------------
                                       2013         2012         2013         2012        2013         2012
                                   -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (76,377) $   (81,120) $     2,078  $    79,392  $   17,948  $   163,662
Net realized gains (losses).......     363,377      558,052      218,453        1,782     246,445      200,739
Change in unrealized gains
  (losses)........................   1,309,685      437,800      996,736      731,800     235,039       21,377
                                   -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations.................   1,596,685      914,732    1,217,267      812,974     499,432      385,778
                                   -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      11,751       12,363       30,233       26,171         500        1,000
Benefit payments..................     (38,624)      (6,313)     (44,168)     (55,870)    (26,299)     (92,166)
Payments on termination...........  (1,265,546)  (1,045,060)  (1,776,514)  (2,436,872)   (665,174)    (794,397)
Loans--net........................         451      (12,108)          --           --         142          143
Contract Maintenance Charge.......      (2,515)      (3,837)     (14,747)     (20,421)       (894)      (1,091)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................     354,729     (591,906)     212,750      (14,069)    (15,495)    (519,370)
                                   -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions......    (939,754)  (1,646,861)  (1,592,446)  (2,501,061)   (707,220)  (1,405,881)
                                   -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................     656,931     (732,129)    (375,179)  (1,688,087)   (207,788)  (1,020,103)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   4,538,104    5,270,233    7,960,499    9,648,586   2,986,806    4,006,909
                                   -----------  -----------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 5,195,035  $ 4,538,104  $ 7,585,320  $ 7,960,499  $2,779,018  $ 2,986,806
                                   ===========  ===========  ===========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     294,843      407,056      624,666      825,629     115,976      173,603
       Units issued...............      61,293       21,691       45,469       29,191       9,571        8,800
       Units redeemed.............    (113,988)    (133,904)    (161,231)    (230,154)    (35,282)     (66,427)
                                   -----------  -----------  -----------  -----------  ----------  -----------
   Units outstanding at end of
     period.......................     242,148      294,843      508,904      624,666      90,265      115,976
                                   ===========  ===========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                   --------------------------------------------------------------------------
                                                                  OPPENHEIMER              OPPENHEIMER
                                                                   VARIABLE                 VARIABLE
                                         MFS VARIABLE            ACCOUNT FUNDS            ACCOUNT FUNDS
                                       INSURANCE TRUST          (SERVICE SHARES          (SERVICE SHARES
                                       (SERVICE CLASS)              ("SS"))                  ("SS"))
                                         SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                   -----------------------  ----------------------  ------------------------
                                                                  OPPENHEIMER
                                          MFS VALUE            DISCOVERY MID CAP           OPPENHEIMER
                                       (SERVICE CLASS)          GROWTH (SS) (O)          GLOBAL (SS) (P)
                                   -----------------------  ----------------------  ------------------------
                                      2013         2012        2013        2012         2013         2012
                                   ----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (16,336) $    (8,616) $  (32,922) $  (33,376) $   (31,467) $    24,860
Net realized gains (losses).......    343,132      224,173     163,006      61,107      547,238       60,741
Change in unrealized gains
  (losses)........................    504,930      272,339     473,040     268,237    1,187,872    1,309,556
                                   ----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    831,726      487,896     603,124     295,968    1,703,643    1,395,157
                                   ----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     18,468        8,446       5,242      31,590      191,856      146,585
Benefit payments..................     (4,161)          --      (4,284)    (10,183)     (35,866)     (50,909)
Payments on termination...........   (848,038)  (1,453,879)   (462,042)   (323,158)  (2,046,900)  (1,354,462)
Loans--net........................         --           --          --          --          930       (3,266)
Contract Maintenance Charge.......     (4,473)      (6,164)     (4,833)     (5,735)      (4,833)      (6,394)
Transfers among the sub-accounts
  and with the Fixed Account--
  net.............................    (44,139)    (178,990)    156,634     (79,533)    (298,675)    (795,962)
                                   ----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (882,343)  (1,630,587)   (309,283)   (387,019)  (2,193,488)  (2,064,408)
                                   ----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (50,617)  (1,142,691)    293,841     (91,051)    (489,845)    (669,251)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  2,863,509    4,006,200   1,978,202   2,069,253    7,815,344    8,484,595
                                   ----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $2,812,892  $ 2,863,509  $2,272,043  $1,978,202  $ 7,325,499  $ 7,815,344
                                   ==========  ===========  ==========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    199,626      317,765     173,254     207,220      516,597      667,875
       Units issued...............     32,319       19,495      22,659       7,885       39,948       45,870
       Units redeemed.............    (85,151)    (137,634)    (46,770)    (41,851)    (169,315)    (197,148)
                                   ----------  -----------  ----------  ----------  -----------  -----------
   Units outstanding at end of
     period.......................    146,794      199,626     149,143     173,254      387,230      516,597
                                   ==========  ===========  ==========  ==========  ===========  ===========

--------
(o)Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(p)Previously known as Oppenheimer Global Securities (SS)


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                   ---------------------------------------------------------------------------
                                          OPPENHEIMER
                                           VARIABLE              PANORAMA SERIES
                                         ACCOUNT FUNDS             FUND, INC.             PIMCO VARIABLE
                                        (SERVICE SHARES          (SERVICE SHARES             INSURANCE
                                            ("SS"))                  ("SS"))                   TRUST
                                          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ----------------------  ------------------------
                                          OPPENHEIMER              OPPENHEIMER
                                          MAIN STREET             INTERNATIONAL            FOREIGN BOND
                                      SMALL CAP (SS) (Q)           GROWTH (SS)          (US DOLLAR-HEDGED)
                                   ------------------------  ----------------------  ------------------------
                                       2013         2012        2013        2012         2013         2012
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (215,586) $  (304,412) $   (6,701) $   (6,615) $    53,748  $   132,079
Net realized gains (losses).......   2,767,056    1,369,133     122,840     144,407      964,248      896,398
Change in unrealized gains
  (losses)........................   5,334,354    2,577,455     257,916     194,579   (1,182,141)     530,317
                                   -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   7,885,824    3,642,176     374,055     332,371     (164,145)   1,558,794
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     116,485      152,928       1,395       2,319       46,083       69,365
Benefit payments..................    (103,897)    (101,241)       (712)    (62,215)    (179,585)    (188,806)
Payments on termination...........  (4,995,021)  (4,554,820)   (247,529)   (369,326)  (3,263,883)  (3,035,182)
Loans--net........................       1,307       (7,472)        480          41        1,604         (469)
Contract Maintenance Charge.......     (27,240)     (32,310)       (488)       (574)     (25,171)     (30,605)
Transfers among the sub-
  accounts and with the Fixed
  Account--net....................     (52,320)  (1,650,773)     35,669    (153,565)    (120,845)    (281,715)
                                   -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (5,060,686)  (6,193,688)   (211,185)   (583,320)  (3,541,797)  (3,467,412)
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   2,825,138   (2,551,512)    162,870    (250,949)  (3,705,942)  (1,908,618)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  22,500,838   25,052,350   1,669,296   1,920,245   17,235,860   19,144,478
                                   -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $25,325,976  $22,500,838  $1,832,166  $1,669,296  $13,529,918  $17,235,860
                                   ===========  ===========  ==========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,416,986    1,835,193      97,005     133,074    1,122,778    1,358,411
       Units issued...............     144,629      132,138       9,117       8,104      131,269      226,715
       Units redeemed.............    (414,590)    (550,345)    (20,609)    (44,173)    (364,219)    (462,348)
                                   -----------  -----------  ----------  ----------  -----------  -----------
   Units outstanding at end of
     period.......................   1,147,025    1,416,986      85,513      97,005      889,828    1,122,778
                                   ===========  ===========  ==========  ==========  ===========  ===========

--------
(q)Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                             --------------------------------------------------------------------------------
                                   PIMCO VARIABLE            PIMCO VARIABLE             PIMCO VARIABLE
                                     INSURANCE                  INSURANCE                  INSURANCE
                                       TRUST                      TRUST                      TRUST
                                    SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                             -------------------------  ------------------------  --------------------------
                                    MONEY MARKET            PIMCO REAL RETURN         PIMCO TOTAL RETURN
                             -------------------------  ------------------------  --------------------------
                                 2013         2012          2013         2012         2013          2012
                             -----------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss).................... $  (364,928) $   (439,982) $   (20,526) $  (127,618) $    411,110  $    845,671
Net realized gains
  (losses)..................          --            --      449,571    2,109,048     1,597,678     3,058,030
Change in unrealized gains
  (losses)..................          --            (1)  (2,581,884)    (212,335)   (4,321,065)    2,360,926
                             -----------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net
  assets from operations....    (364,928)     (439,983)  (2,152,839)   1,769,095    (2,312,277)    6,264,627
                             -----------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits....................     255,700        89,229      (13,159)     156,305       404,119       340,378
Benefit payments............    (220,970)     (213,286)    (110,091)    (212,591)     (769,199)     (990,557)
Payments on termination.....  (7,629,722)  (13,108,409)  (5,207,061)  (5,719,093)  (17,081,071)  (17,690,348)
Loans--net..................         410           582           93           99        12,587         7,236
Contract Maintenance
  Charge....................     (71,194)      (85,261)     (42,981)     (58,222)      (68,635)      (89,054)
Transfers among the
  sub-accounts and with the
  Fixed Account--net........   5,947,912     3,543,418     (940,870)   1,540,960    (2,676,838)       64,224
                             -----------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net
  assets from contract
  transactions..............  (1,717,864)   (9,773,727)  (6,314,069)  (4,292,542)  (20,179,037)  (18,358,121)
                             -----------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
  IN NET ASSETS.............  (2,082,792)  (10,213,710)  (8,466,908)  (2,523,447)  (22,491,314)  (12,093,494)
NET ASSETS AT
  BEGINNING OF
  PERIOD....................  25,100,630    35,314,340   23,671,152   26,194,599    74,607,851    86,701,345
                             -----------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
  PERIOD.................... $23,017,838  $ 25,100,630  $15,204,244  $23,671,152  $ 52,116,537  $ 74,607,851
                             ===========  ============  ===========  ===========  ============  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of
     period.................   2,425,174     3,351,185    1,540,210    1,821,678     4,491,446     5,616,403
       Units issued.........     832,582       784,218      247,545      261,132       384,473       504,498
       Units redeemed.......    (983,207)   (1,710,229)    (679,023)    (542,600)   (1,639,498)   (1,629,455)
                             -----------  ------------  -----------  -----------  ------------  ------------
   Units outstanding at
     end of period..........   2,274,549     2,425,174    1,108,732    1,540,210     3,236,421     4,491,446
                             ===========  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        ------------------------------------------------------------------------
                                            PUTNAM VARIABLE         PUTNAM VARIABLE         RYDEX VARIABLE
                                                 TRUST                   TRUST                   TRUST
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                        ----------------------  ----------------------  ----------------------
                                                  VT                      VT                 GUGGENHEIM VT
                                              HIGH YIELD          INTERNATIONAL VALUE   US LONG SHORT EQUITY (R)
                                        ----------------------  ----------------------  ----------------------
                                           2013        2012        2013        2012        2013         2012
                                        ----------  ----------  ----------  ----------  ----------   ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)........... $  153,682  $  203,701  $   28,778  $   43,516  $  (30,306)  $  (35,319)
Net realized gains (losses)............     11,208     (22,799)   (147,582)   (373,060)     54,432        7,217
Change in unrealized gains
  (losses).............................      7,134     237,386     622,272     822,458     257,821       98,625
                                        ----------  ----------  ----------  ----------  ----------   ----------
Increase (decrease) in net assets from
  operations...........................    172,024     418,288     503,468     492,914     281,947       70,523
                                        ----------  ----------  ----------  ----------  ----------   ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits...............................      1,439      12,231       5,198      17,008       4,900       58,668
Benefit payments.......................     (3,513)     (6,741)     (4,495)    (39,041)    (27,787)      (5,760)
Payments on termination................   (524,246)   (932,828)   (288,101)   (365,649)   (441,620)    (424,750)
Loans--net.............................         --          --         532         162          --           --
Contract Maintenance Charge............       (530)       (669)     (1,179)     (1,437)     (4,854)      (5,832)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................    204,052      34,295    (150,798)   (102,924)     14,579      (57,082)
                                        ----------  ----------  ----------  ----------  ----------   ----------
Increase (decrease) in net assets from
  contract transactions................   (322,798)   (893,712)   (438,843)   (491,881)   (454,782)    (434,756)
                                        ----------  ----------  ----------  ----------  ----------   ----------
INCREASE (DECREASE) IN
  NET ASSETS...........................   (150,774)   (475,424)     64,625       1,033    (172,835)    (364,233)
NET ASSETS AT BEGINNING
  OF PERIOD............................  2,903,973   3,379,397   2,745,313   2,744,280   2,067,936    2,432,169
                                        ----------  ----------  ----------  ----------  ----------   ----------
NET ASSETS AT END OF
  PERIOD............................... $2,753,199  $2,903,973  $2,809,938  $2,745,313  $1,895,101   $2,067,936
                                        ==========  ==========  ==========  ==========  ==========   ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................    143,617     191,045     199,027     238,372     170,146      205,766
       Units issued....................     17,280      15,759       9,575      20,862      13,068       13,344
       Units redeemed..................    (32,890)    (63,187)    (39,418)    (60,207)    (50,071)     (48,964)
                                        ----------  ----------  ----------  ----------  ----------   ----------
   Units outstanding at end of
     period............................    128,007     143,617     169,184     199,027     133,143      170,146
                                        ==========  ==========  ==========  ==========  ==========   ==========

--------
(r)Previously known as Guggenheim VT US Long Short

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                   -------------------------------------------------------------------------
                                           RYDEX               T. ROWE PRICE             T. ROWE PRICE
                                      VARIABLE TRUST        EQUITY SERIES, INC.       EQUITY SERIES, INC.
                                        SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
                                   --------------------  ------------------------  ------------------------
                                         RYDEX VT
                                        NASDAQ 100             T. ROWE PRICE             T. ROWE PRICE
                                       STRATEGY FUND           EQUITY INCOME            MID-CAP GROWTH
                                   --------------------  ------------------------  ------------------------
                                      2013       2012        2013         2012         2013         2012
                                   ---------  ---------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $ (14,453) $ (16,922) $    (4,637) $    71,303  $  (166,048) $  (163,959)
Net realized gains (losses).......   147,198    125,369      704,569      171,234    1,305,979    1,242,688
Change in unrealized gains
  (losses)........................   128,066     36,615    2,353,236    1,548,039    1,988,950      141,123
                                   ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   260,811    145,062    3,053,168    1,790,576    3,128,881    1,219,852
                                   ---------  ---------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................       344      1,239       55,870       75,828       21,692       63,968
Benefit payments..................    (2,254)     1,634     (275,440)    (117,065)     (47,660)     (41,835)
Payments on termination...........  (309,624)  (232,237)  (2,396,021)  (2,275,473)  (1,155,198)  (1,500,709)
Loans--net........................        --         --          434        1,144           30         (688)
Contract Maintenance Charge.......      (178)      (246)      (6,401)      (7,256)      (6,167)      (7,038)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................   (48,515)   129,816      611,873       64,635     (542,464)    (497,069)
                                   ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (360,227)   (99,794)  (2,009,685)  (2,258,187)  (1,729,767)  (1,983,371)
                                   ---------  ---------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   (99,416)    45,268    1,043,483     (467,611)   1,399,114     (763,519)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   998,985    953,717   11,972,660   12,440,271    9,840,047   10,603,566
                                   ---------  ---------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 899,569  $ 998,985  $13,016,143  $11,972,660  $11,239,161  $ 9,840,047
                                   =========  =========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   116,380    120,738      694,054      832,560      432,443      520,494
       Units issued...............     3,599     33,022       88,744       74,185        3,632        6,558
       Units redeemed.............   (44,987)   (37,380)    (189,924)    (212,691)     (70,135)     (94,609)
                                   ---------  ---------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................    74,992    116,380      592,874      694,054      365,940      432,443
                                   =========  =========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                   ---------------------------------------------------------------------------
                                        T. ROWE PRICE            T. ROWE PRICE             T. ROWE PRICE
                                     EQUITY SERIES, INC.    EQUITY SERIES, INC. II    EQUITY SERIES, INC. II
                                         SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ----------------------  ------------------------  ------------------------
                                        T. ROWE PRICE
                                         NEW AMERICA             T. ROWE PRICE             T. ROWE PRICE
                                           GROWTH             BLUE CHIP GROWTH II        EQUITY INCOME II
                                   ----------------------  ------------------------  ------------------------
                                      2013        2012         2013         2012         2013         2012
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (43,454) $  (30,318) $  (270,067) $  (269,685) $   (65,183) $    80,686
Net realized gains (losses).......    743,648     104,385    2,720,565    1,291,611    1,458,629      140,972
Change in unrealized gains
  (losses)........................    177,858     234,616    3,152,114    1,653,915    4,134,947    3,390,893
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    878,052     308,683    5,602,612    2,675,841    5,528,393    3,612,551
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     36,733      41,805       69,038       52,190       93,806      121,211
Benefit payments..................    (49,327)        480      (82,814)     (84,044)    (191,577)    (140,288)
Payments on termination...........   (494,991)   (375,308)  (3,706,718)  (2,872,160)  (6,052,974)  (4,984,755)
Loans--net........................         --          --          543          743          827       (3,403)
Contract Maintenance
  Charge..........................     (1,170)     (1,370)     (36,060)     (41,822)     (51,401)     (65,596)
Transfers among the sub-
  accounts and with the Fixed
  Account--net....................   (191,648)     69,965   (1,359,337)     750,815     (398,233)  (1,865,720)
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (700,403)   (264,428)  (5,115,348)  (2,194,278)  (6,599,552)  (6,938,551)
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    177,649      44,255      487,264      481,563   (1,071,159)  (3,326,000)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  2,810,882   2,766,627   17,375,292   16,893,729   23,055,940   26,381,940
                                   ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $2,988,531  $2,810,882  $17,862,556  $17,375,292  $21,984,781  $23,055,940
                                   ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    220,761     244,809    1,282,909    1,448,525    1,756,384    2,312,026
       Units issued...............     35,817      23,696      157,102      212,256      102,747       93,414
       Units redeemed.............    (85,246)    (47,744)    (488,392)    (377,872)    (544,902)    (649,056)
                                   ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................    171,332     220,761      951,619    1,282,909    1,314,229    1,756,384
                                   ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                   ----------------------------------------------------------------------------
                                                                    THE UNIVERSAL            THE UNIVERSAL
                                        T. ROWE PRICE               INSTITUTIONAL            INSTITUTIONAL
                                   INTERNATIONAL SERIES, INC.        FUNDS, INC.              FUNDS, INC.
                                         SUB-ACCOUNT                 SUB-ACCOUNT              SUB-ACCOUNT
                                   -------------------------  ------------------------  ----------------------
                                        T. ROWE PRICE              VAN KAMPEN UIF           VAN KAMPEN UIF
                                     INTERNATIONAL STOCK               GROWTH               MID CAP GROWTH
                                   -------------------------  ------------------------  ----------------------
                                      2013          2012          2013         2012        2013        2012
                                    ----------   ----------   -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (22,411)   $  (15,323)  $   (89,655) $  (139,146) $  (22,279) $  (33,531)
Net realized gains (losses).......     67,450           937     1,137,799    1,483,247     154,508     364,099
Change in unrealized gains
  (losses)........................    388,005       588,995     2,137,593     (222,060)    477,193    (163,379)
                                    ----------   ----------   -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................    433,044       574,609     3,185,737    1,122,041     609,422     167,189
                                    ----------   ----------   -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................    169,750        26,865        10,767       13,922       5,844       2,318
Benefit payments..................    (31,709)      (19,308)      (64,724)    (156,628)    (12,502)    (38,411)
Payments on termination...........   (254,011)     (621,497)   (1,455,109)  (1,997,714)   (400,309)   (363,810)
Loans--net........................        427           430           641          668       1,519         573
Contract Maintenance Charge.......     (1,618)       (1,878)       (1,856)      (2,197)       (791)       (997)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    249,256      (132,547)     (177,130)    (366,617)    (58,204)   (358,078)
                                    ----------   ----------   -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......    132,095      (747,935)   (1,687,411)  (2,508,566)   (464,443)   (758,405)
                                    ----------   ----------   -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................    565,139      (173,326)    1,498,326   (1,386,525)    144,979    (591,216)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  3,561,789     3,735,115     7,904,539    9,291,064   1,906,268   2,497,484
                                    ----------   ----------   -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $4,126,928    $3,561,789   $ 9,402,865  $ 7,904,539  $2,051,247  $1,906,268
                                    ==========   ==========   ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    316,779       391,906       491,384      650,388     121,709     170,840
       Units issued...............     60,576        69,754         6,618       28,063       1,987       1,951
       Units redeemed.............    (49,851)     (144,881)      (96,801)    (187,067)    (27,025)    (51,082)
                                    ----------   ----------   -----------  -----------  ----------  ----------
   Units outstanding at end of
     period.......................    327,504       316,779       401,201      491,384      96,671     121,709
                                    ==========   ==========   ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                   ---------------------------------------------------------------------------
                                        THE UNIVERSAL            THE UNIVERSAL                VAN ECK
                                        INSTITUTIONAL            INSTITUTIONAL               WORLDWIDE
                                         FUNDS, INC.              FUNDS, INC.                INSURANCE
                                         (CLASS II)               (CLASS II)                   TRUST
                                         SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ----------------------  ------------------------  ------------------------
                                                                VAN KAMPEN UIF              VAN ECK VIP
                                       VAN KAMPEN UIF              U.S. REAL                 EMERGING
                                      GROWTH (CLASS II)        ESTATE (CLASS II)              MARKETS
                                   ----------------------  ------------------------  ------------------------
                                      2013        2012         2013         2012         2013         2012
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (20,801) $  (28,033) $   (94,642) $  (164,692) $     1,952  $   (75,460)
Net realized gains (losses).......    215,705     287,418      411,071       48,733       (9,839)    (323,859)
Change in unrealized gains
  (losses)........................    392,074     (40,605)    (226,453)   2,261,142      424,731    1,550,718
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    586,978     218,780       89,976    2,145,183      416,844    1,151,399
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      1,335       2,127       52,328      186,696       15,627       43,637
Benefit payments..................    (27,178)         --      (53,958)    (160,763)          --      (35,448)
Payments on termination...........   (325,617)   (527,473)  (3,013,317)  (3,051,114)  (1,127,342)    (778,778)
Loans--net........................         --          --          283      (12,945)         333       (8,438)
Contract Maintenance Charge.......       (760)     (1,039)     (33,289)     (44,672)      (2,647)      (3,261)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................     80,657    (186,473)     287,571     (839,430)      11,904     (593,580)
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (271,563)   (712,858)  (2,760,382)  (3,922,228)  (1,102,125)  (1,375,868)
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    315,415    (494,078)  (2,670,406)  (1,777,045)    (685,281)    (224,469)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  1,507,168   2,001,246   14,675,343   16,452,388    4,548,604    4,773,073
                                   ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $1,822,583  $1,507,168  $12,004,937  $14,675,343  $ 3,863,323  $ 4,548,604
                                   ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     99,482     148,251      765,003      977,652      183,650      246,031
       Units issued...............     11,719      15,976      204,725       65,843       18,065       14,928
       Units redeemed.............    (28,402)    (64,745)    (344,779)    (278,492)     (60,300)     (77,309)
                                   ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     82,799      99,482      624,949      765,003      141,415      183,650
                                   ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------
                                             VAN ECK                  VAN ECK
                                            WORLDWIDE                WORLDWIDE
                                            INSURANCE                INSURANCE              WELLS FARGO
                                              TRUST                    TRUST              VARIABLE TRUST
                                           SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                    ------------------------  ----------------------  ----------------------
                                             VAN ECK                  VAN ECK               WELLS FARGO
                                           VIP GLOBAL              VIP MULTI-MGR           ADVANTAGE VT
                                           HARD ASSETS              ALTERNATIVE              DISCOVERY
                                    ------------------------  ----------------------  ----------------------
                                        2013         2012        2013        2012        2013        2012
                                    -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   (46,066) $   (70,343) $  (17,391) $  (23,795) $  (83,616) $  (61,922)
Net realized gains (losses)........      81,376      531,288      11,795       8,279     607,933     329,711
Change in unrealized gains
  (losses).........................     394,381     (354,108)     39,530      15,563   1,256,711     317,653
                                    -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations..................     429,691      106,837      33,934          47   1,781,028     585,442
                                    -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits...........................      24,040       28,115       3,380      16,453      19,770      22,411
Benefit payments...................      (1,698)     (60,830)       (821)     (5,823)    (19,417)    (22,552)
Payments on termination............  (1,338,728)  (1,053,967)   (274,232)   (610,110)   (500,149)   (533,385)
Loans--net.........................         362      (10,315)         --          --         (80)         68
Contract Maintenance Charge........      (2,430)      (3,529)     (3,678)     (6,035)     (2,845)     (3,006)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (233,434)    (340,316)     31,051     (90,677)    443,718     596,368
                                    -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.......  (1,551,888)  (1,440,842)   (244,300)   (696,192)    (59,003)     59,904
                                    -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.......................  (1,122,197)  (1,334,005)   (210,366)   (696,145)  1,722,025     645,346
NET ASSETS AT BEGINNING
  OF PERIOD........................   5,963,363    7,297,368   1,222,785   1,918,930   4,232,036   3,586,690
                                    -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD........................... $ 4,841,166  $ 5,963,363  $1,012,419  $1,222,785  $5,954,061  $4,232,036
                                    ===========  ===========  ==========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................     210,149      261,245     119,992     187,597     235,323     230,787
       Units issued................       7,767       24,531      13,465      13,180      68,522      73,394
       Units redeemed..............     (60,907)     (75,627)    (37,259)    (80,785)    (69,379)    (68,858)
                                    -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end of
     period........................     157,009      210,149      96,198     119,992     234,466     235,323
                                    ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                                  ------------------------
                                                                        WELLS FARGO
                                                                       VARIABLE TRUST
                                                                        SUB-ACCOUNT
                                                                  -----------------------
                                                                        WELLS FARGO
                                                                        ADVANTAGE VT
                                                                        OPPORTUNITY
                                                                  -----------------------
                                                                     2013         2012
                                                                  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $  (74,357) $   (81,766)
Net realized gains (losses)......................................    136,246      (93,607)
Change in unrealized gains (losses)..............................  1,334,783      912,470
                                                                  ----------  -----------
Increase (decrease) in net assets from operations................  1,396,672      737,097
                                                                  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits.........................................................     22,722       36,691
Benefit payments.................................................    (98,621)     (13,036)
Payments on termination..........................................   (649,427)    (967,221)
Loans--net.......................................................        138          140
Contract Maintenance Charge......................................     (3,965)      (4,388)
Transfers among the sub-accounts and with the Fixed Account--net.   (213,171)    (374,382)
                                                                  ----------  -----------
Increase (decrease) in net assets from contract transactions.....   (942,324)  (1,322,196)
                                                                  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS................................    454,348     (585,099)
NET ASSETS AT BEGINNING OF PERIOD................................  5,350,014    5,935,113
                                                                  ----------  -----------
NET ASSETS AT END OF PERIOD...................................... $5,804,362  $ 5,350,014
                                                                  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period......................    378,000      477,477
       Units issued..............................................      7,312       23,843
       Units redeemed............................................    (66,215)    (123,320)
                                                                  ----------  -----------
   Units outstanding at end of period............................    319,097      378,000
                                                                  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), which is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). In 2006, Lincoln Benefit entered into an administrative servicing agreement (the "Agreement") with Allstate, whereby Allstate agreed to be responsible for servicing the individual variable annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Allstate subsequently appointed The Prudential Insurance Company of America ("Prudential") as administrator of the contracts. In accordance with an administrative servicing agreement between Allstate and Prudential (the "Sub-contracting Agreement"), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. The obligations of Prudential under the Sub-contracting Agreement are to Allstate and Allstate continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit's obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.

Lincoln Benefit issues six variable annuity contracts, Investor's Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner, and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new contractholders. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios (collectively the "Funds"):

THE ALGER PORTFOLIOS (CLASS 1-2)                   DWS INVESTMENTS VARIABLE SERIES II
   Alger Capital Appreciation (Class 1-2)              DWS Global Income Builder VIP A II
   Alger Growth & Income (Class 1-2)
   Alger Large Cap Growth (Class 1-2)              FEDERATED INSURANCE SERIES
   Alger Mid Cap Growth (Class 1-2)                    Federated Fund for U.S. Government
   Alger Small Cap Growth (Class 1-2)                     Securities II
                                                      Federated High Income Bond Fund II
THE ALGER PORTFOLIOS (CLASS S)                        Federated Managed Volatility Fund II
   Alger Capital Appreciation (Class S)
   Alger Large Cap Growth (Class S)                FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Alger Mid Cap Growth (Class S)                     VIP Asset Manager
                                                      VIP Contrafund
DWS INVESTMENTS VARIABLE INSURANCE TRUST FUNDS        VIP Equity-Income
   DWS Equity 500 Index VIP B                         VIP Growth
   DWS Small Cap Index VIP B                          VIP Index 500
                                                      VIP Money Market
DWS INVESTMENTS VARIABLE SERIES I                     VIP Overseas
   DWS Bond VIP A
    DWS Core Equity VIP A
   DWS Global Small Cap Growth VIP A
   DWS International VIP A

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND                JANUS ASPEN SERIES (CONTINUED)
(SERVICE CLASS 2)                                            Global Research (Previously known as
   VIP Asset Manager (Service Class 2)                          Worldwide)
   VIP Contrafund (Service Class 2)                          Janus Portfolio
   VIP Equity-Income (Service Class 2)
   VIP Growth (Service Class 2)                          JANUS ASPEN SERIES (SERVICE SHARES)
   VIP Index 500 (Service Class 2)                           Balanced (Service Shares)
   VIP Investment Grade Bond (Service Class 2)               Forty Portfolio (Service Shares)
   VIP Money Market (Service Class 2)                        Global Research (Service Shares) (Previously
   VIP Overseas (Service Class 2)                               known as Worldwide (Service Shares))
                                                             Overseas (Service Shares)
GOLDMAN SACHS VARIABLE INSURANCE TRUST                       Perkins Mid Cap Value Portfolio
   VIT Strategic International Equity                           (Service Shares)
   VIT Structured Small Cap Equity
                                                         LAZARD RETIREMENT SERIES, INC.
INVESCO INVESTMENT SERVICES                                  Emerging Markets Equity
    Invesco V.I. American Franchise (Previously              International Equity
       known as Invesco Van Kampen V.I.
       American Franchise)                               LEGG MASON PARTNERS VARIABLE INCOME TRUST
    Invesco V.I. American Value (Previously known as         ClearBridge Variable Fundamental All Cap
       Invesco Van Kampen V.I. American Value)                  Value Portfolio I (Previously known as
    Invesco V.I. High Yield                                     Legg Mason ClearBridge Variable
    Invesco V.I. Value Opportunities (Previously                Fundamental All Cap Value Portfolio I)
       known as Invesco Van Kampen V.I. Value                Western Asset Variable Global High Yield Bond
       Opportunities)                                           Portfolio II

INVESCO INVESTMENT SERVICES SERIES II                    LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
    Invesco V.I. American Franchise II (Previously           ClearBridge Variable Large Cap Value
       known as Invesco Van Kampen V.I. American                Portfolio I (Previously known as Legg
       Franchise II)                                            Mason ClearBridge Variable Large Cap
    Invesco V.I. Core Equity II                                 Value Portfolio I)
    Invesco V.I. Government Securities II
    Invesco V.I. Growth and Income II (Previously        MFS VARIABLE INSURANCE TRUST
       known as Invesco Van Kampen V.I. Growth               MFS Growth
       and Income II)                                        MFS Investors Trust
    Invesco V.I. Mid Cap Core Equity II                      MFS New Discovery
    Invesco V.I. Mid Cap Growth II (Previously known         MFS Research
       as Invesco Van Kampen V.I. Mid Cap Growth             MFS Total Return
       II)
    Invesco V.I. Value Opportunities II (Previously      MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
       known as Invesco Van Kampen V.I. Value                MFS High Income (Service Class) (On
       Opportunities II)                                        August 16, 2013, MFS High Income
                                                                (Service Class) merged into MFS High
J.P. MORGAN SERIES TRUST II                                     Yield (Service Class))(For the period
    JPMorgan IT Small Cap Core Portfolio                        beginning January 1, 2013 and ended
                                                                August 16, 2013)
JANUS ASPEN SERIES                                           MFS High Yield (Service Class) (For the period
    Balanced                                                    beginning August 16, 2013 and ended
    Enterprise                                                  December 31, 2013)
    Flexible Bond                                            MFS Investor Growth Stock (Service Class)
    Forty Portfolio                                          MFS Investors Trust (Service Class)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)           T. ROWE PRICE EQUITY SERIES, INC.
   MFS New Discovery (Service Class)                      T. Rowe Price Equity Income
   MFS Total Return (Service Class)                       T. Rowe Price Mid-Cap Growth
   MFS Utilities (Service Class)                          T. Rowe Price New America Growth
   MFS Value (Service Class)
                                                       T. ROWE PRICE EQUITY SERIES, INC. II
OPPENHEIMER VARIABLE ACCOUNT FUNDS                        T. Rowe Price Blue Chip Growth II
(SERVICE SHARES ("SS"))                                   T. Rowe Price Equity Income II
    Oppenheimer Discovery Mid Cap Growth (SS)
       (Previously known as Oppenheimer Small-         T. ROWE PRICE INTERNATIONAL SERIES, INC.
       & Mid-Cap Growth (SS))                             T. Rowe Price International Stock
    Oppenheimer Global (SS) (Previously known
       as Oppenheimer Global Securities (SS))          THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    Oppenheimer Main Street Small Cap (SS)                Van Kampen UIF Growth
       (Previously known as Oppenheimer Main              Van Kampen UIF Mid Cap Growth
       Street Small Mid Cap (SS))
                                                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)
PANORAMA SERIES FUND, INC. (SERVICE SHARES ("SS"))        Van Kampen UIF Growth (Class II)
   Oppenheimer International Growth (SS)                  Van Kampen UIF U.S. Real Estate (Class II)

PIMCO VARIABLE INSURANCE TRUST                         VAN ECK WORLDWIDE INSURANCE TRUST
   Foreign Bond (US Dollar-Hedged)                        Van Eck VIP Emerging Markets
   Money Market                                           Van Eck VIP Global Hard Assets
   PIMCO Real Return                                      Van Eck VIP Multi-Mgr Alternative
   PIMCO Total Return
                                                       WELLS FARGO VARIABLE TRUST
PUTNAM VARIABLE TRUST                                     Wells Fargo Advantage VT Discovery
   VT High Yield                                          Wells Fargo Advantage VT Opportunity
   VT International Value

RYDEX VARIABLE TRUST
    Guggenheim VT US Long Short Equity
       (Previously known as Guggenheim VT
       US Long Short)
   Rydex VT Nasdaq 100 Strategy Fund

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholders to the Fixed Account in which the contractholders' deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying

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                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

On July 17, 2013, Allstate entered into a definitive agreement with Resolution Life Holdings, Inc. to sell Lincoln Benefit. The transaction is subject to regulatory approvals and other customary closing conditions. Lincoln Benefit expects the closing to occur in April 2014.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account.

The Account had no liability for unrecognized tax benefits as of December 31, 2013. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  FAIR VALUE OF ASSETS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

   Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

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                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Level 2: Assets whose values are based on the following:
         (a) Quoted prices for similar assets in active markets;
         (b) Quoted prices for identical or similar assets in markets that are not active; or
         (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

   Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-accounts can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers. The account's policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the Account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account--net" on the Statements of Changes in Net Assets.

4.  EXPENSES

MORTALITY AND EXPENSE RISK CHARGE--Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options may be purchased for an additional charge.

ADMINISTRATIVE EXPENSE CHARGE--Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.

CONTRACT MAINTENANCE CHARGE--Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions, the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract maintenance charge is recognized as a redemption of units and reported on the Statement of Changes in Net Assets.

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                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the contract and declines to 0% after a specified period depending upon the contract. These amounts are included in payments on terminations but are remitted to Allstate.

5.  PURCHASES OF INVESTMENTS

   The cost of investments purchased during the year ended December 31, 2013 was as follows:

                                                                                              PURCHASES
                                                                                              ----------
Investments in The Alger Portfolios (Class 1-2) Sub-Accounts:
   Alger Capital Appreciation (Class 1-2).................................................... $3,214,587
   Alger Growth & Income (Class 1-2).........................................................    348,080
   Alger Large Cap Growth (Class 1-2)........................................................    115,378
   Alger Mid Cap Growth (Class 1-2)..........................................................    277,428
   Alger Small Cap Growth (Class 1-2)........................................................  1,749,045

Investments in The Alger Portfolios (Class S) Sub-Accounts:
   Alger Capital Appreciation (Class S)......................................................    581,063
   Alger Large Cap Growth (Class S)..........................................................    199,889
   Alger Mid Cap Growth (Class S)............................................................    204,547

Investments in the DWS Investments Variable Insurance Trust Funds Sub-Accounts:
   DWS Equity 500 Index VIP B................................................................     60,163
   DWS Small Cap Index VIP B.................................................................     54,137

Investments in the DWS Investments Variable Series I Sub-Accounts:
   DWS Bond VIP A............................................................................    239,368
   DWS Core Equity VIP A.....................................................................    203,397
   DWS Global Small Cap Growth VIP A.........................................................    976,076
   DWS International VIP A...................................................................    342,139

Investments in the DWS Investments Variable Series II Sub-Account:
   DWS Global Income Builder VIP A II........................................................    186,729

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Fund for U.S. Government Securities II..........................................  1,460,708
   Federated High Income Bond Fund II........................................................  2,940,876
   Federated Managed Volatility Fund II......................................................    728,161

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Asset Manager.........................................................................    247,242
   VIP Contrafund............................................................................  1,664,101
   VIP Equity-Income.........................................................................  2,311,850
   VIP Growth................................................................................    461,522
   VIP Index 500.............................................................................  2,576,204
   VIP Money Market..........................................................................  7,669,821
   VIP Overseas..............................................................................    426,346

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager (Service Class 2).......................................................    199,412
   VIP Contrafund (Service Class 2)..........................................................    564,367

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                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                             ----------
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts
  (continued):
   VIP Equity-Income (Service Class 2)...................................................... $1,813,540
   VIP Growth (Service Class 2).............................................................    412,956
   VIP Index 500 (Service Class 2)..........................................................    979,331
   VIP Investment Grade Bond (Service Class 2)..............................................  2,242,998
   VIP Money Market (Service Class 2).......................................................  6,117,369
   VIP Overseas (Service Class 2)...........................................................    633,605

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Strategic International Equity.......................................................     20,730
   VIT Structured Small Cap Equity..........................................................    115,102

Investments in the Invesco Investment Services Sub-Accounts:
   Invesco V.I. American Franchise (a)......................................................     28,125
   Invesco V.I. American Value (b)..........................................................    813,857
   Invesco V.I. High Yield..................................................................    326,418
   Invesco V.I. Value Opportunities (c).....................................................    357,143

Investments in the Invesco Investment Services Series II Sub-Accounts:
   Invesco V.I. American Franchise II (d)...................................................      8,571
   Invesco V.I. Core Equity II..............................................................    250,129
   Invesco V.I. Government Securities II....................................................    663,214
   Invesco V.I. Growth and Income II (e)....................................................  1,166,457
   Invesco V.I. Mid Cap Core Equity II......................................................    677,062
   Invesco V.I. Mid Cap Growth II (f).......................................................    555,046
   Invesco V.I. Value Opportunities II (g)..................................................     63,798

Investments in the J.P. Morgan Series Trust II Sub-Account:
   JPMorgan IT Small Cap Core Portfolio.....................................................     75,076

Investments in the Janus Aspen Series Sub-Accounts:
   Balanced.................................................................................  3,902,978
   Enterprise...............................................................................    697,893
   Flexible Bond............................................................................  1,124,510
   Forty Portfolio..........................................................................     97,024
   Global Research (h)......................................................................    402,808
   Janus Portfolio..........................................................................    258,958

--------
(a)Previously known as Invesco Van Kampen V.I. American Franchise
(b)Previously known as Invesco Van Kampen V.I. American Value
(c)Previously known as Invesco Van Kampen V.I. Value Opportunities
(d)Previously known as Invesco Van Kampen V.I. American Franchise II
(e)Previously known as Invesco Van Kampen V.I. Growth and Income II
(f)Previously known as Invesco Van Kampen V.I. Mid Cap Growth II
(g)Previously known as Invesco Van Kampen V.I. Value Opportunities II
(h)Previously known as Worldwide

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                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                             ----------
Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Balanced (Service Shares)................................................................ $  809,597
   Forty Portfolio (Service Shares).........................................................    316,437
   Global Research (Service Shares) (i).....................................................     28,478
   Overseas (Service Shares)................................................................    453,992
   Perkins Mid Cap Value Portfolio (Service Shares).........................................    426,479

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity..................................................................    291,784
   International Equity.....................................................................     37,222

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   ClearBridge Variable Fundamental All Cap Value Portfolio I (j)...........................    439,404
   Western Asset Variable Global High Yield Bond Portfolio II...............................  1,694,149

Investments in the Legg Mason Partners Variable Portfolios I, Inc. Sub-Account:
   ClearBridge Variable Large Cap Value Portfolio I (k).....................................  1,175,751

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth...............................................................................    231,852
   MFS Investors Trust......................................................................    126,290
   MFS New Discovery........................................................................  1,391,585
   MFS Research.............................................................................    230,774
   MFS Total Return.........................................................................    359,170

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS High Income (Service Class) (l) (m)..................................................  1,014,949
   MFS High Yield (Service Class) (l) (n)...................................................  5,294,857
   MFS Investor Growth Stock (Service Class)................................................    341,744
   MFS Investors Trust (Service Class)......................................................    185,433
   MFS New Discovery (Service Class)........................................................    888,938
   MFS Total Return (Service Class).........................................................    584,342
   MFS Utilities (Service Class)............................................................    337,712
   MFS Value (Service Class)................................................................    473,383

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Discovery Mid Cap Growth (SS) (o)............................................    288,614
   Oppenheimer Global (SS) (p)..............................................................    474,409
   Oppenheimer Main Street Small Cap (SS) (q)...............................................  2,236,593

--------
(i)Previously known as Worldwide (Service Shares)
(j)Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(k)Previously known as Legg Mason ClearBridge Variable Large Cap Value
   Portfolio I
(l)On August 16, 2013, MFS High Income (Service Class) merged into MFS High Yield (Service Class)
(m)For the period beginning January 1, 2013 and ended August 16, 2013
(n)For the period beginning August 16, 2013 and ended December 31, 2013
(o)Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(p)Previously known as Oppenheimer Global Securities (SS)
(q)Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     ------------
Investments in the Panorama Series Fund, Inc. (Service Shares ("SS")) Sub-Account:
   Oppenheimer International Growth (SS)............................................ $    163,068

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)..................................................    2,706,448
   Money Market.....................................................................    6,795,951
   PIMCO Real Return................................................................    2,359,275
   PIMCO Total Return...............................................................    5,225,335

Investments in the Putnam Variable Trust Sub-Accounts:
   VT High Yield....................................................................      524,334
   VT International Value...........................................................      157,739

Investments in the Rydex Variable Trust Sub-Accounts:
   Guggenheim VT US Long Short Equity (r)...........................................      159,640
   Rydex VT Nasdaq 100 Strategy Fund................................................       30,489

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
   T. Rowe Price Equity Income......................................................    1,501,707
   T. Rowe Price Mid-Cap Growth.....................................................      894,930
   T. Rowe Price New America Growth.................................................      854,593

Investments in the T. Rowe Price Equity Series, Inc. II Sub-Accounts:
   T. Rowe Price Blue Chip Growth II................................................    2,095,845
   T. Rowe Price Equity Income II...................................................    1,323,734

Investments in the T. Rowe Price International Series, Inc. Sub-Account:
   T. Rowe Price International Stock................................................      733,507

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Growth............................................................      430,695
   Van Kampen UIF Mid Cap Growth....................................................       72,133

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Growth (Class II).................................................      283,404
   Van Kampen UIF U.S. Real Estate (Class II).......................................    3,473,902

Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
   Van Eck VIP Emerging Markets.....................................................      357,758
   Van Eck VIP Global Hard Assets...................................................      231,035
   Van Eck VIP Multi-Mgr Alternative................................................      120,894

Investments in the Wells Fargo Variable Trust Sub-Accounts:
   Wells Fargo Advantage VT Discovery...............................................    1,320,991
   Wells Fargo Advantage VT Opportunity.............................................       84,480
                                                                                     ------------
                                                                                     $105,843,159
                                                                                     ============

--------
(r)Previously known as Guggenheim VT US Long Short

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS

Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                   FOR THE YEAR ENDED DECEMBER 31,
                        -------------------------------------- -----------------------------------------
                                   ACCUMULATION
                        UNITS       UNIT VALUE      NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                        (000S)   LOWEST TO HIGHEST    (000S)   INCOME RATIO*   RATIO**       RETURN***
                        ------   -----------------  ---------- ------------- -----------  --------------
Investments in the
  The Alger Portfolios (Class 1-2)
   Sub-Accounts:
     Alger Capital Appreciation (Class 1-2)
     2013...........      577     $13.52 - 31.62     $12,051       0.37%     1.25 - 1.80% 32.78 -  33.51%
     2012...........      577      10.18 - 23.68       9,378       1.00      1.25 - 1.80  16.19 -  16.83
     2011...........      923       8.77 - 20.27      11,846       0.11      1.25 - 1.80  -2.08 -  -1.54
     2010...........      988       8.95 - 20.59      13,529       0.38      1.25 - 1.80  11.99 -  12.61
     2009...........    1,046       7.99 - 18.28      12,891         --      1.25 - 1.80  48.41 -  49.23

     Alger Growth & Income (Class 1-2)
     2013...........      358      10.55 - 19.26       5,409       1.95      1.25 - 1.80  27.60 -  28.31
     2012...........      429       8.27 - 15.01       5,012       3.32      1.25 - 1.80  10.33 -  10.94
     2011...........      470       7.50 - 13.53       4,958       1.72      1.25 - 1.80   4.61 -   5.19
     2010...........      578       7.17 - 12.86       5,808       1.45      1.25 - 1.80  10.27 -  10.87
     2009...........      752       6.50 - 11.60       6,827       2.39      1.25 - 1.80  29.82 -  30.53

     Alger Large Cap Growth (Class 1-2)
     2013...........      374      10.24 - 17.88       5,437       0.76      1.25 - 1.80  32.67 -  33.40
     2012...........      442       7.72 - 13.40       4,776       1.18      1.25 - 1.80   7.90 -   8.50
     2011...........      535       7.16 - 12.35       5,354       1.04      1.25 - 1.80  -2.12 -  -1.58
     2010...........      761       7.31 - 12.55       7,590       0.75      1.25 - 1.80  11.37 -  11.98
     2009...........      977       6.57 - 11.21       8,817       0.64      1.25 - 1.80  44.94 -  45.74

     Alger Mid Cap Growth (Class 1-2)
     2013...........      607      14.28 - 26.46      11,544       0.32      1.25 - 1.80  33.42 -  34.15
     2012...........      719      10.70 - 19.72      10,225         --      1.25 - 1.80  14.13 -  14.76
     2011...........      882       9.38 - 17.19      10,941       0.35      1.25 - 1.80  -9.91 -  -9.41
     2010...........    1,152      10.41 - 18.97      15,723         --      1.25 - 1.80  17.25 -  17.90
     2009...........    1,405       8.88 - 16.09      16,508         --      1.25 - 1.80  49.00 -  49.82

     Alger Small Cap Growth (Class 1-2)
     2013...........      411      11.53 - 19.78       6,666         --      1.25 - 1.80  31.87 -  32.59
     2012...........      479       8.75 - 14.92       5,756         --      1.25 - 1.80  10.49 -  11.10
     2011...........      586       7.92 - 13.43       6,306         --      1.25 - 1.80  -4.91 -  -4.38
     2010...........      999       8.33 - 14.04      11,833         --      1.25 - 1.80  23.06 -  23.74
     2009...........    1,117       6.77 - 11.35      10,733         --      1.25 - 1.80  42.91 -  43.70

Investments in the
  The Alger Portfolios (Class S)
   Sub-Accounts:
     Alger Capital Appreciation (Class S)
     2013..............   130      21.99 - 24.21       3,083       0.09      1.35 - 2.30  31.69 -  32.97
     2012..............   223      16.10 - 18.20       3,997       0.60      1.35 - 2.70  11.04 -  16.30
     2011..............   212      14.50 - 15.65       3,270         --      1.35 - 2.30  -2.91 -  -1.97
     2010..............   254      14.93 - 15.97       3,999       0.21      1.35 - 2.30  11.02 -  12.09
     2009..............   281      13.45 - 14.24       3,955         --      1.35 - 2.30  47.22 -  48.65

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                    ------------------------------------------ ------------------------------------------
                                    ACCUMULATION
                    UNITS            UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                    (000S)        LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                    ------        ----------------- ---------- ------------- -----------  ---------------
Investments in the
  The Alger Portfolios (Class S)
   Sub-Accounts (continued):
     Alger Large Cap Growth (Class S)
     2013..........  295           $14.85 - 16.35     $5,174       0.22%     1.35 - 2.30%  31.48 -  32.76%
     2012..........  380            10.89 - 12.31      4,996       0.22      1.35 - 2.70    3.02 -   7.90
     2011..........  539            10.57 - 11.41      6,624       0.57      1.35 - 2.30   -3.04 -  -2.10
     2010..........  665            10.90 - 11.66      8,370       0.50      1.35 - 2.30   10.31 -  11.38
     2009..........  819             9.88 - 10.46      9,319       0.56      1.35 - 2.30   43.86 -  45.26

     Alger Mid Cap Growth (Class S)
     2013..........  385            14.44 - 15.89      5,990         --      1.35 - 2.30   32.29 -  33.58
     2012..........  501            10.52 - 11.90      5,851         --      1.35 - 2.70    8.97 -  14.13
     2011..........  619             9.66 - 10.43      6,344         --      1.35 - 2.30  -10.69 -  -9.82
     2010..........  737            10.81 - 11.56      8,393         --      1.35 - 2.30   16.15 -  17.28
     2009..........  937             9.31 -  9.86      9,116         --      1.35 - 2.30   47.83 -  49.27

Investments in the
  DWS Investments Variable Insurance Trust Funds
   Sub-Accounts:
     DWS Equity 500 Index VIP B
     2013..........   61            19.07 - 20.58      1,218       1.49      1.35 - 2.05   28.98 -  29.90
     2012..........  100            14.64 - 15.84      1,559       1.55      1.35 - 2.15   11.94 -  13.86
     2011..........  117            13.08 - 13.91      1,607       1.44      1.35 - 2.05   -0.58 -   0.13
     2010..........  180            13.16 - 13.89      2,461       1.66      1.35 - 2.05   12.17 -  12.97
     2009..........  240            11.73 - 12.30      2,918       2.79      1.35 - 2.05   23.44 -  24.33

     DWS Small Cap Index VIP B
     2013..........   23            25.13 - 27.12        606       1.48      1.35 - 2.05   35.47 -  36.44
     2012..........   30            18.37 - 19.88        592       0.57      1.35 - 2.15   12.38 -  14.31
     2011..........   33            16.35 - 17.39        565       0.67      1.35 - 2.05   -6.53 -  -5.86
     2010..........   40            17.49 - 18.47        739       0.64      1.35 - 2.05   23.52 -  24.41
     2009..........   45            14.16 - 14.85        662       1.45      1.35 - 2.05   23.68 -  24.57

Investments in the
  DWS Investments Variable Series I
   Sub-Accounts:
     DWS Bond VIP A
     2013..........  277            12.80 - 14.10      3,843       3.75      1.25 - 1.80   -4.76 -  -4.23
     2012..........  319            13.44 - 14.72      4,633       4.59      1.25 - 1.80    5.85 -   6.43
     2011..........  386            12.70 - 13.83      5,257       4.46      1.25 - 1.80    3.80 -   4.38
     2010..........  507            12.23 - 13.25      6,644       4.56      1.25 - 1.80    4.89 -   5.46
     2009..........  600            11.66 - 12.57      7,471       8.28      1.25 - 1.80    8.10 -   8.70

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------------- ------------------------------------------
                                   ACCUMULATION
                    UNITS           UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                    (000S)       LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                    ------       ----------------- ---------- ------------- -----------  ---------------
Investments in the
  DWS Investments Variable Series I
   Sub-Accounts (continued):
     DWS Core Equity VIP A
     2013..........    95         $13.26 - 15.84    $ 1,357       1.44%     1.25 - 1.80%  34.88 -  35.62%
     2012..........    96           9.83 - 11.68      1,019       1.53      1.25 - 1.80   13.74 -  14.37
     2011..........   133           8.65 - 10.21      1,231       1.31      1.25 - 1.80   -1.92 -  -1.38
     2010..........   149           8.82 - 10.35      1,397       1.82      1.25 - 1.80   12.36 -  12.98
     2009..........   198           7.85 -  9.16      1,661       1.86      1.25 - 1.80   31.75 -  32.48

     DWS Global Small Cap Growth VIP A
     2013..........   231          16.78 - 32.62      5,218       0.65      1.25 - 1.80   33.52 -  34.25
     2012..........   300          12.57 - 24.30      4,950       0.71      1.25 - 1.80   13.31 -  13.93
     2011..........   371          11.09 - 21.33      5,434       1.78      1.25 - 1.80  -11.50 - -11.02
     2010..........   476          12.53 - 23.97      7,825       0.40      1.25 - 1.80   24.38 -  25.07
     2009..........   576          10.08 - 19.16      7,636       1.62      1.25 - 1.80   45.56 -  46.36

     DWS International VIP A
     2013..........   191           8.24 - 12.45      1,935       5.53      1.25 - 1.80   18.08 -  18.73
     2012..........   214           6.98 - 10.49      1,773       2.25      1.25 - 1.80   18.49 -  19.14
     2011..........   250           5.89 -  8.80      1,747       1.89      1.25 - 1.80  -18.16 - -17.71
     2010..........   296           7.20 - 10.70      2,550       2.31      1.25 - 1.80   -0.19 -   0.36
     2009..........   349           7.21 - 10.66      2,995       4.90      1.25 - 1.80   31.14 -  31.86

Investments in the
  DWS Investments Variable Series II
   Sub-Accounts:
     DWS Global Income Builder VIP A II
     2013..........   251          13.70 - 14.37      3,534       2.10      1.25 - 1.80   14.55 -  15.18
     2012..........   282          11.96 - 12.47      3,458       1.58      1.25 - 1.80   10.96 -  11.57
     2011..........   326          10.78 - 11.18      3,589       1.66      1.25 - 1.80   -3.18 -  -2.65
     2010..........   430          11.13 - 11.48      4,873       3.16      1.25 - 1.80    9.24 -   9.84
     2009..........   533          10.19 - 10.45      5,512       3.77      1.25 - 1.80   21.23 -  21.90

Investments in the
  Federated Insurance Series
   Sub-Accounts:
     Federated Fund for U.S. Government Securities II
     2013..........   621          14.44 - 16.16      9,848       3.52      1.25 - 1.80   -3.80 -  -3.27
     2012..........   766          15.01 - 16.70     12,591       4.00      1.25 - 1.80    1.13 -   1.69
     2011..........   914          14.85 - 16.42     14,739       4.16      1.25 - 1.80    3.90 -   4.47
     2010.......... 1,209          14.29 - 15.72     18,677       4.91      1.25 - 1.80    3.29 -   3.86
     2009.......... 1,604          13.83 - 15.14     23,714       5.12      1.25 - 1.80    3.33 -   3.90

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31,                FOR THE YEAR ENDED DECEMBER 31,
                              ----------------------------------- -----------------------------------------
                                       ACCUMULATION
                              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                              ------ ----------------- ---------- ------------- -----------  --------------
Investments in the Federated
  Insurance Series
   Sub-Accounts (continued):
     Federated High Income Bond Fund II
     2013....................   525   $ 19.89 -20.77    $11,248        7.11%    1.25 - 1.80%  5.08 -   5.66%
     2012....................   615     18.93 -19.66     12,490        8.01     1.25 - 1.80  12.65 -  13.27
     2011....................   669     16.80 -17.36     11,919        8.82     1.25 - 1.80   3.30 -   3.86
     2010....................   863     16.27 -16.71     15,032        8.37     1.25 - 1.80  12.68 -  13.31
     2009.................... 1,055     14.44 -14.75     16,181       11.42     1.25 - 1.80  50.13 -  50.95

     Federated Managed Volatility Fund II
     2013....................   186     13.34 -15.77      3,184        3.24     1.25 - 1.80  19.57 -  20.23
     2012....................   274     11.16 -13.12      3,683        2.69     1.25 - 1.80  11.52 -  12.14
     2011....................   218     10.01 -11.70      2,801        3.82     1.25 - 1.80   2.91 -   3.48
     2010....................   308      9.72 -11.31      3,722        5.62     1.25 - 1.80  10.09 -  10.69
     2009....................   419      8.83 -10.21      4,498        5.82     1.25 - 1.80  25.99 -  26.68

Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts:
     VIP Asset Manager
     2013....................   237    14.21 - 17.91      4,821        1.48     1.25 - 1.80  13.64 -  14.27
     2012....................   290    12.51 - 15.67      4,999        1.46     1.25 - 1.80  10.47 -  11.08
     2011....................   354    11.32 - 14.11      5,396        1.72     1.25 - 1.80  -4.30 -  -3.77
     2010....................   490    11.83 - 14.66      7,635        1.61     1.25 - 1.80  12.23 -  12.85
     2009....................   555    10.54 - 12.99      7,755        2.19     1.25 - 1.80  26.81 -  27.51

     VIP Contrafund
     2013.................... 1,568    18.33 - 27.22     39,007        1.03     1.25 - 1.80  28.95 -  29.66
     2012.................... 1,865    14.21 - 20.99     35,521        1.33     1.25 - 1.80  14.33 -  14.97
     2011.................... 2,112    12.43 - 18.26     35,372        0.92     1.25 - 1.80  -4.26 -  -3.73
     2010.................... 2,778    12.98 - 18.97     47,794        1.16     1.25 - 1.80  15.13 -  15.76
     2009.................... 3,178    11.28 - 16.39     47,725        1.32     1.25 - 1.80  33.29 -  34.02

     VIP Equity-Income
     2013....................   723    16.90 - 20.02     18,031        2.42     1.25 - 1.80  25.86 -  26.56
     2012....................   859    13.43 - 15.82     16,894        2.99     1.25 - 1.80  15.21 -  15.85
     2011.................... 1,058    11.65 - 13.66     17,686        2.29     1.25 - 1.80  -0.83 -  -0.28
     2010.................... 1,360    11.75 - 13.70     22,816        1.66     1.25 - 1.80  13.10 -  13.72
     2009.................... 1,664    10.39 - 12.04     24,584        2.09     1.25 - 1.80  27.89 -  28.59

     VIP Growth
     2013....................   972     9.94 - 17.64     16,627        0.28     1.25 - 1.80  33.91 -  34.64
     2012.................... 1,133     7.42 - 13.10     14,263        0.59     1.25 - 1.80  12.64 -  13.26
     2011.................... 1,357     6.59 - 11.57     15,090        0.35     1.25 - 1.80  -1.58 -  -1.04
     2010.................... 1,700     6.69 - 11.69     18,844        0.25     1.25 - 1.80  21.96 -  22.63
     2009.................... 2,027     5.49 -  9.53     18,478        0.41     1.25 - 1.80  26.00 -  26.69

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                            AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
                  ------------------------------------------- ------------------------------------------
                               ACCUMULATION
                  UNITS         UNIT VALUE       NET ASSETS    INVESTMENT     EXPENSE         TOTAL
                  (000S)     LOWEST TO HIGHEST     (000S)     INCOME RATIO*   RATIO**       RETURN***
                  ------     -----------------   ----------   ------------- -----------  ---------------
Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
     VIP Index 500
     2013........ 1,658       $12.75 - 18.34      $26,060         1.86%     1.25 - 1.80%  29.89 -  30.60%
     2012........ 1,855         9.81 - 14.05       22,325         2.03      1.25 - 1.80   13.84 -  14.47
     2011........ 2,233         8.62 - 12.27       23,608         1.83      1.25 - 1.80    0.22 -   0.77
     2010........ 2,712         8.60 - 12.18       28,502         1.81      1.25 - 1.80   12.97 -  13.60
     2009........ 3,134         7.61 - 10.72       29,106         2.33      1.25 - 1.80   24.35 -  25.03

     VIP Money Market
     2013........ 1,453        10.40 - 12.08       17,044         0.03      1.25 - 1.80   -1.76 -  -1.21
     2012........ 1,838        10.59 - 12.23       21,681         0.14      1.25 - 1.80   -1.66 -  -1.11
     2011........ 2,196        10.76 - 12.37       26,380         0.11      1.25 - 1.80   -1.67 -  -1.13
     2010........ 2,672        10.95 - 12.51       32,420         0.18      1.25 - 1.80   -1.55 -  -1.00
     2009........ 3,577        11.12 - 12.64       44,205         0.76      1.25 - 1.80   -1.08 -  -0.53

     VIP Overseas
     2013........   554        11.84 - 17.79        8,638         1.28      1.25 - 1.80   28.11 -  28.82
     2012........   688         9.24 - 13.81        8,293         1.93      1.25 - 1.80   18.58 -  19.24
     2011........   796         7.79 - 11.58        8,095         1.33      1.25 - 1.80  -18.64 - -18.19
     2010........ 1,003         9.58 - 14.16       12,482         1.27      1.25 - 1.80   11.10 -  11.71
     2009........ 1,192         8.62 - 12.67       13,467         2.00      1.25 - 1.80   24.27 -  24.96

Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts:
     VIP Asset Manager (Service Class 2)
     2013........   178        13.60 - 15.19        2,637         1.25      1.35 - 2.45   12.51 -  13.78
     2012........   217        11.81 - 13.35        2,837         1.15      1.35 - 2.70    7.00 -  10.72
     2011........   290        11.04 - 12.06        3,432         1.58      1.35 - 2.45   -5.19 -  -4.13
     2010........   369        11.64 - 12.58        4,572         1.39      1.35 - 2.45   11.17 -  12.43
     2009........   411        10.47 - 11.19        4,536         2.03      1.35 - 2.45   25.61 -  27.02

     VIP Contrafund (Service Class 2)
     2013........   948        18.74 - 20.62       19,141         0.76      1.35 - 2.30   27.94 -  29.19
     2012........ 1,252        14.12 - 15.96       19,602         1.06      1.35 - 2.70    9.39 -  14.57
     2011........ 1,617        12.91 - 13.93       22,161         0.76      1.35 - 2.30   -5.02 -  -4.09
     2010........ 1,896        13.59 - 14.53       27,156         0.95      1.35 - 2.30   14.24 -  15.35
     2009........ 2,144        11.90 - 12.60       26,679         1.08      1.35 - 2.30   32.35 -  33.64

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                            AT DECEMBER 31,                            FOR THE YEAR ENDED DECEMBER 31,
                  ---------------------------------------------- ------------------------------------------
                               ACCUMULATION
                  UNITS         UNIT VALUE         NET ASSETS     INVESTMENT     EXPENSE         TOTAL
                  (000S)     LOWEST TO HIGHEST       (000S)      INCOME RATIO*   RATIO**       RETURN***
                  ------     -----------------     ----------    ------------- -----------  ---------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Equity-Income (Service Class 2)
     2013........ 1,004       $14.15 - 15.81        $15,578          2.14%     1.35 - 2.45%  24.70 -  26.10%
     2012........ 1,346        11.09 - 12.54         16,601          2.74      1.35 - 2.70   11.60 -  15.47
     2011........ 1,667         9.94 - 10.86         17,869          2.20      1.35 - 2.45   -1.81 -  -0.70
     2010........ 2,067        10.12 - 10.93         22,367          1.54      1.35 - 2.45   12.10 -  13.37
     2009........ 2,331         9.03 -  9.65         22,298          1.91      1.35 - 2.45   26.70 -  28.13

     VIP Growth (Service Class 2)
     2013........   420        14.59 - 16.06          7,288          0.04      1.35 - 2.30   32.87 -  34.17
     2012........   549        10.58 - 11.97          7,143          0.32      1.35 - 2.70    7.75 -  12.85
     2011........   788         9.82 - 10.60          9,144          0.12      1.35 - 2.30   -2.33 -  -1.38
     2010........ 1,008        10.06 - 10.75         11,957          0.03      1.35 - 2.30   21.02 -  22.19
     2009........ 1,176         8.31 -  8.80         11,501          0.19      1.35 - 2.30   25.02 -  26.24

     VIP Index 500 (Service Class 2)
     2013........ 1,316        15.39 - 16.94         21,811          1.55      1.35 - 2.30   28.88 -  30.13
     2012........ 1,744        11.51 - 13.02         22,285          1.78      1.35 - 2.70    8.91 -  14.07
     2011........ 2,156        10.57 - 11.41         24,207          1.67      1.35 - 2.30   -0.55 -   0.41
     2010........ 2,588        10.63 - 11.37         28,990          1.62      1.35 - 2.30   12.09 -  13.18
     2009........ 2,960         9.48 - 10.04         29,365          2.19      1.35 - 2.30   23.40 -  24.60

     VIP Investment Grade Bond (Service Class 2)
     2013........ 1,411        12.04 - 13.25         18,820          1.75      1.35 - 2.30   -4.32 -  -3.39
     2012........ 2,113        12.13 - 13.71         29,135          2.02      1.35 - 2.70   -0.53 -   4.17
     2011........ 2,526        12.19 - 13.16         33,713          2.87      1.35 - 2.30    4.58 -   5.59
     2010........ 3,031        11.66 - 12.47         38,590          3.22      1.35 - 2.30    5.07 -   6.10
     2009........ 3,380        11.10 - 11.75         40,732          8.34      1.35 - 2.30   12.81 -  13.91

     VIP Money Market (Service Class 2)
     2013........ 2,259         9.35 - 10.29         22,747          0.01      1.35 - 2.30   -2.29 -  -1.34
     2012........ 2,771         9.22 - 10.43         28,325          0.01      1.35 - 2.70   -5.80 -  -1.34
     2011........ 3,242         9.79 - 10.57         33,708          0.01      1.35 - 2.30   -2.28 -  -1.34
     2010........ 3,615        10.02 - 10.71         38,157          0.01      1.35 - 2.30   -2.23 -  -1.28
     2009........ 4,575        10.25 - 10.85         49,017          0.50      1.35 - 2.30   -1.84 -  -0.88

     VIP Overseas (Service Class 2)
     2013........ 1,066        14.65 - 16.37         17,189          1.01      1.35 - 2.45   26.98 -  28.41
     2012........ 1,370        11.28 - 12.75         17,246          1.64      1.35 - 2.70   14.77 -  18.75
     2011........ 1,728         9.83 - 10.74         18,393          1.16      1.35 - 2.45  -19.36 - -18.45
     2010........ 1,860        12.18 - 13.17         24,371          1.05      1.35 - 2.45   10.07 -  11.31
     2009........ 2,212        11.07 - 11.83         26,123          1.77      1.35 - 2.45   23.13 -  24.52

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                     -------------------------------------- ------------------------------------------
                                 ACCUMULATION
                     UNITS        UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                     (000S)    LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                     ------    ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
     VIT Strategic International Equity
     2013...........    70      $12.24 - 12.59    $   874       1.70%     1.40 - 1.60%  22.23 -  22.48%
     2012...........    89       10.01 - 10.28        905       2.03      1.40 - 1.60   19.31 -  19.55
     2011...........   116        8.39 -  8.60        991       3.22      1.40 - 1.60  -16.40 - -16.23
     2010...........   183       10.04 - 10.26      1,866       1.32      1.40 - 1.60    8.61 -   8.83
     2009...........   236        9.24 -  9.43      2,217       1.80      1.40 - 1.60   26.64 -  26.90

     VIT Structured Small Cap Equity
     2013...........    35       25.13 - 25.85        907       0.84      1.40 - 1.60   33.47 -  33.74
     2012...........    55       18.83 - 19.33      1,044       1.10      1.40 - 1.60   11.04 -  11.26
     2011...........    69       16.96 - 17.37      1,179       0.85      1.40 - 1.60   -0.92 -  -0.72
     2010...........   101       17.11 - 17.50      1,758       0.50      1.40 - 1.60   28.06 -  28.31
     2009...........   127       13.36 - 13.64      1,725       1.12      1.40 - 1.60   25.65 -  25.90

Investments in the
  Invesco Investment Services
   Sub-Accounts:
     Invesco V.I. American Franchise (a)
     2013...........    34       11.67 - 12.28        413       0.43      1.35 - 2.05   37.27 -  38.25
     2012 (s).......    39        8.45 -  8.88        340         --      1.35 - 2.15   -3.92 -  -3.39

     Invesco V.I. American Value (b)
     2013...........   626       21.50 - 23.51     15,239       0.67      1.25 - 2.15   31.38 -  32.60
     2012...........   762       16.37 - 17.73     14,063       0.70      1.25 - 2.15   14.78 -  15.85
     2011........... 1,019       14.26 - 15.31     16,350       0.67      1.25 - 2.15   -1.24 -  -0.33
     2010........... 1,349       14.44 - 15.36     21,827       0.92      1.25 - 2.15   19.62 -  20.72
     2009........... 1,670       12.07 - 12.72     22,531       1.20      1.25 - 2.15   36.21 -  37.48

     Invesco V.I. High Yield
     2013...........    91       16.61 - 18.37      1,550       4.46      1.35 - 2.15    4.71 -   5.56
     2012...........   131       15.86 - 17.40      2,115       4.97      1.35 - 2.15   14.65 -  15.59
     2011...........   164       13.83 - 15.05      2,292         --      1.35 - 2.15   -5.03 -  -4.51

     Invesco V.I. Value Opportunities (c)
     2013...........   457       12.70 - 13.75      6,095       1.41      1.25 - 2.05   31.02 -  32.09
     2012...........   575        9.61 - 10.41      5,826       1.46      1.25 - 2.15   14.27 -  16.24
     2011...........   751        8.41 -  8.95      6,579       0.83      1.25 - 2.05   -5.03 -  -4.25
     2010........... 1,041        8.85 -  9.35      9,554       0.56      1.25 - 2.05    5.15 -   6.02
     2009........... 1,285        8.42 -  8.82     11,154       1.58      1.25 - 2.05   44.97 -  46.16

--------
(a)Previously known as Invesco Van Kampen V.I. American Franchise
(b)Previously known as Invesco Van Kampen V.I. American Value
(c)Previously known as Invesco Van Kampen V.I. Value Opportunities
(s)For the period beginning April 27, 2012 and ended December 31, 2012

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                    ---------------------------------------- ------------------------------------------
                                ACCUMULATION
                    UNITS        UNIT VALUE       NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                    (000S)    LOWEST TO HIGHEST     (000S)   INCOME RATIO*   RATIO**       RETURN***
                    ------    -----------------   ---------- ------------- -----------  ---------------
Investments in the
  Invesco Investment Services Series II
   Sub-Accounts:
     Invesco V.I. American Franchise II (d)
     2013..........    82      $12.26 - 13.49      $ 1,084       0.23%     1.35 - 2.30%  36.58 -  37.91%
     2012 (s)......   113        8.65 -  9.78        1,084         --      1.35 - 2.70   -4.47 -  -3.57

     Invesco V.I. Core Equity II
     2013..........   268       13.99 - 15.07        3,981       1.20      1.35 - 2.30   25.97 -  27.20
     2012..........   335       10.81 - 11.85        3,923       0.87      1.35 - 2.70    7.99 -  12.08
     2011..........   391       10.01 - 10.57        4,087       0.76      1.35 - 2.30   -2.58 -  -1.64
     2010..........   463       10.27 - 10.75        4,933       0.77      1.35 - 2.30    6.74 -   7.77
     2009..........   522        9.62 -  9.97        5,166       1.48      1.35 - 2.30   25.04 -  26.25

     Invesco V.I. Government Securities II
     2013..........   330       10.78 - 11.80        3,808       3.14      1.35 - 2.25   -5.04 -  -4.17
     2012..........   459       10.89 - 12.32        5,552       2.84      1.35 - 2.70   -4.11 -   0.84
     2011..........   542       11.36 - 12.21        6,512         --      1.35 - 2.25    5.01 -   5.66

     Invesco V.I. Growth and Income II (e)
     2013.......... 1,303       16.40 - 19.08       23,447       1.25      1.25 - 2.30   30.69 -  32.11
     2012.......... 1,745       12.10 - 14.44       23,808       1.26      1.25 - 2.70    7.70 -  12.92
     2011.......... 2,243       11.23 - 12.79       27,211       0.98      1.25 - 2.30   -4.51 -  -3.47
     2010.......... 2,874       11.77 - 13.25       36,316       0.10      1.25 - 2.30    9.61 -  10.80
     2009.......... 3,408       10.73 - 11.96       38,998       3.34      1.25 - 2.30   21.25 -  22.57

     Invesco V.I. Mid Cap Core Equity II
     2013..........   402       16.09 - 17.71        6,978       0.49      1.35 - 2.30   25.51 -  26.73
     2012..........   555       12.36 - 13.97        7,606         --      1.35 - 2.70    4.19 -   9.12
     2011..........   727       11.86 - 12.81        9,152       0.09      1.35 - 2.30   -8.65 -  -7.76
     2010..........   799       12.99 - 13.88       10,939       0.32      1.35 - 2.30   11.16 -  12.24
     2009..........   864       11.68 - 12.37       10,558       0.96      1.35 - 2.30   26.87 -  28.10

     Invesco V.I. Mid Cap Growth II (f)
     2013..........   270       18.28 - 19.99        5,224       0.21      1.25 - 2.10   33.74 -  34.91
     2012..........   325       12.94 - 14.82        4,686         --      1.25 - 2.70    3.45 -  10.24
     2011..........   442       12.51 - 13.44        5,792         --      1.25 - 2.10  -11.26 - -10.48
     2010..........   568       13.90 - 15.01        8,353         --      1.25 - 2.30   24.35 -  25.69
     2009..........   614       11.17 - 11.95        7,211         --      1.25 - 2.30   52.78 -  54.43

--------
(d)Previously known as Invesco Van Kampen V.I. American Franchise II
(e)Previously known as Invesco Van Kampen V.I. Growth and Income II
(f)Previously known as Invesco Van Kampen V.I. Mid Cap Growth II
(s)For the period beginning April 27, 2012 and ended December 31, 2012

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                  FOR THE YEAR ENDED DECEMBER 31,
                         ------------------------------------- -----------------------------------------
                                   ACCUMULATION
                         UNITS      UNIT VALUE      NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                         (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO*   RATIO**       RETURN***
                         ------  -----------------  ---------- ------------- -----------  --------------
Investments in the
  Invesco Investment Services Series II
   Sub-Accounts (continued):
     Invesco V.I. Value Opportunities II (g)
     2013...............   293    $12.00 - 13.21     $ 3,792       1.13%     1.35 - 2.30% 30.21 -  31.47%
     2012...............   434      8.89 - 10.05       4,275       1.18      1.35 - 2.70  10.82 -  16.06
     2011...............   588      8.02 -  8.66       5,009       0.61      1.35 - 2.30  -5.61 -  -4.70
     2010...............   696      8.50 -  9.08       6,238       0.34      1.35 - 2.30   4.49 -   5.50
     2009...............   772      8.13 -  8.61       6,571       1.12      1.35 - 2.30  44.34 -  45.74

Investments in the
  J.P. Morgan Series Trust II
   Sub-Accounts:
     JPMorgan IT Small Cap Core Portfolio
     2013...............    50     23.86 - 24.54       1,205       0.56      1.40 - 1.60  40.04 -  40.32
     2012...............    56     17.04 - 17.49         960       0.23      1.40 - 1.60  17.82 -  18.06
     2011...............    78     14.46 - 14.82       1,149       0.14      1.40 - 1.60  -6.28 -  -6.09
     2010...............   110     15.43 - 15.78       1,720         --      1.40 - 1.60  25.11 -  25.36
     2009...............   141     12.33 - 12.59       1,769       0.44      1.40 - 1.60  29.13 -  29.31

Investments in the
  Janus Aspen Series
   Sub-Accounts:
     Balanced
     2013...............   931     17.68 - 27.89      25,657       1.56      1.25 - 1.80  18.01 -  18.66
     2012............... 1,082     14.98 - 23.50      24,781       2.86      1.25 - 1.80  11.59 -  12.21
     2011............... 1,276     13.43 - 20.94      25,615       2.34      1.25 - 1.80  -0.17 -   0.38
     2010............... 1,473     13.45 - 20.87      30,164       2.72      1.25 - 1.80   6.45 -   7.04
     2009............... 1,747     12.64 - 19.49      33,433       2.90      1.25 - 1.80  23.64 -  24.32

     Enterprise
     2013...............   629      9.16 - 27.20      14,797       0.50      1.25 - 1.80  30.02 -  30.73
     2012...............   729      7.04 - 20.81      12,925         --      1.25 - 1.80  15.19 -  15.83
     2011...............   878      6.12 - 17.96      13,562         --      1.25 - 1.80  -3.18 -  -2.64
     2010............... 1,255      6.32 - 18.45      19,901       0.06      1.25 - 1.80  23.61 -  24.29
     2009............... 1,430      5.11 - 14.85      18,387         --      1.25 - 1.80  42.24 -  43.03

     Flexible Bond
     2013...............   490     18.46 - 20.57      10,023       2.34      1.25 - 1.80  -1.92 -  -1.38
     2012...............   591     18.82 - 20.86      12,269       3.54      1.25 - 1.80   6.40 -   6.99
     2011...............   693     17.69 - 19.50      13,373       3.56      1.25 - 1.80   4.85 -   5.42
     2010...............   834     16.87 - 18.50      15,360       3.87      1.25 - 1.80   6.05 -   6.63
     2009...............   961     15.91 - 17.35      16,680       4.36      1.25 - 1.80  11.20 -  11.81

--------
(g)Previously known as Invesco Van Kampen V.I. Value Opportunities II

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                  FOR THE YEAR ENDED DECEMBER 31,
                          ------------------------------------ ------------------------------------------
                                    ACCUMULATION
                          UNITS      UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                          (000S)  LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                          ------  ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Janus Aspen Series
   Sub-Accounts (continued):
     Forty Portfolio
     2013................   115    $21.31 - 22.60    $ 2,567       0.72%     1.35 - 1.95%  29.46 -  29.81%
     2012................   148     16.27 - 17.46      2,539       0.71      1.35 - 2.15   20.54 -  22.48
     2011................   186     13.50 - 14.25      2,615       0.37      1.35 - 2.05   -8.60 -  -7.95
     2010................   275     14.77 - 15.49      4,205       0.32      1.35 - 2.05    4.56 -   5.31
     2009................   346     14.12 - 14.71      5,046       0.04      1.35 - 2.05   43.34 -  44.36

     Global Research (h)
     2013................   715      7.83 - 14.85     12,210       1.20      1.25 - 1.80   26.14 -  26.83
     2012................   801      6.21 - 11.71     10,765       0.85      1.25 - 1.80   17.93 -  18.59
     2011................   948      5.27 -  9.87     10,679       0.57      1.25 - 1.80  -15.28 - -14.81
     2010................ 1,143      6.22 - 11.59     14,988       0.57      1.25 - 1.80   13.77 -  14.40
     2009................ 1,540      5.46 - 10.13     16,733       1.33      1.25 - 1.80   35.24 -  35.99

     Janus Portfolio
     2013................   598      9.24 - 16.96     11,860       0.77      1.25 - 1.80   28.01 -  28.72
     2012................   697      7.22 - 13.18     10,612       0.57      1.25 - 1.80   16.47 -  17.11
     2011................   903      6.20 - 11.25     11,442       0.57      1.25 - 1.80   -6.99 -  -6.48
     2010................ 1,098      6.66 - 12.03     14,666       1.04      1.25 - 1.80   12.48 -  13.10
     2009................ 1,315      5.92 - 10.64     15,584       0.51      1.25 - 1.80   33.92 -  34.66

Investments in the
  Janus Aspen Series (Service Shares)
   Sub-Accounts:
     Balanced (Service Shares)
     2013................   325     17.57 - 19.34      6,164       1.36      1.35 - 2.30   17.05 -  18.19
     2012................   421     14.47 - 16.36      6,759       2.49      1.35 - 2.70    6.79 -  11.84
     2011................   562     13.55 - 14.63      8,085       2.18      1.35 - 2.30   -0.97 -  -0.01
     2010................   656     13.69 - 14.63      9,453       2.43      1.35 - 2.30    5.63 -   6.66
     2009................   743     12.96 - 13.72     10,073       2.67      1.35 - 2.30   22.70 -  23.89

     Forty Portfolio (Service Shares)
     2013................   172     20.25 - 22.29      3,733       0.60      1.35 - 2.30   27.88 -  29.12
     2012................   256     15.27 - 17.26      4,330       0.57      1.35 - 2.70   16.66 -  22.18
     2011................   326     13.09 - 14.13      4,524       0.25      1.35 - 2.30   -9.08 -  -8.20
     2010................   383     14.39 - 15.39      5,805       0.21      1.35 - 2.30    4.03 -   5.04
     2009................   449     13.84 - 14.65      6,489       0.01      1.35 - 2.30   42.66 -  44.04

--------
(h)Previously known as Worldwide

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      -------------------------------------- ------------------------------------------
                                  ACCUMULATION
                      UNITS        UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                      (000S)    LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                      ------    ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Janus Aspen Series (Service Shares)
   Sub-Accounts (continued):
     Global Research (Service Shares) (i)
     2013............    58      $11.34 - 12.38    $   751       1.02%     1.35 - 2.05%  25.45 -  26.35%
     2012............    75        8.93 -  9.80        766       0.72      1.35 - 2.15   16.04 -  18.24
     2011............   103        7.70 -  8.29        890       0.46      1.35 - 2.05  -15.75 - -15.15
     2010............   136        9.14 -  9.77      1,383       0.47      1.35 - 2.05   13.15 -  13.96
     2009............   171        8.07 -  8.57      1,528       1.23      1.35 - 2.05   34.59 -  35.55

     Overseas (Service Shares)
     2013............   370       11.76 - 13.79      4,866       2.95      1.25 - 2.30   11.65 -  12.86
     2012............   488       10.16 - 12.22      5,693       0.59      1.25 - 2.70    6.60 -  11.77
     2011............   844        9.53 - 10.94      8,826       0.35      1.25 - 2.30  -33.89 - -33.18
     2010............   835       14.41 - 16.36     13,169       0.52      1.25 - 2.30   22.15 -  23.47
     2009............   855       11.80 - 13.25     10,993       0.40      1.25 - 2.30   74.95 -  76.85

     Perkins Mid Cap Value Portfolio (Service Shares)
     2013............   525       18.43 - 20.29     10,402       1.10      1.35 - 2.30   22.92 -  24.11
     2012............   686       14.46 - 16.34     10,989       0.81      1.35 - 2.70    4.35 -   9.29
     2011............   930       13.85 - 14.95     13,665       0.58      1.35 - 2.30   -5.21 -  -4.29
     2010............ 1,086       14.61 - 15.62     16,718       0.47      1.35 - 2.30   12.71 -  13.81
     2009............ 1,254       12.97 - 13.73     17,006       0.32      1.35 - 2.30   29.86 -  31.13

Investments in the
  Lazard Retirement Series, Inc.
   Sub-Accounts:
     Emerging Markets Equity
     2013............    86       39.10 - 42.70      3,330       1.23      1.35 - 2.05   -3.27 -  -2.58
     2012............   107       39.95 - 43.83      4,241       1.49      1.35 - 2.15   18.16 -  20.40
     2011............   136       33.81 - 36.40      4,493       1.62      1.35 - 2.05  -19.68 - -19.11
     2010............   197       42.10 - 45.00      8,024       1.10      1.35 - 2.05   20.18 -  21.04
     2009............   240       35.03 - 37.18      8,038       2.73      1.35 - 2.05   66.37 -  67.56

     International Equity
     2013............    44       13.53 - 13.92        606       1.10      1.40 - 1.60   18.85 -  19.08
     2012............    64       11.38 - 11.69        734       1.59      1.40 - 1.60   19.18 -  19.42
     2011............    75        9.55 -  9.79        724       1.90      1.40 - 1.60   -8.74 -  -8.56
     2010............    91       10.47 - 10.70        967       1.13      1.40 - 1.60    5.03 -   5.24
     2009............   127        9.97 - 10.17      1,285       2.44      1.40 - 1.60   19.53 -  19.77

--------
(i)Previously known as Worldwide (Service Shares)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                               AT DECEMBER 31,                  FOR THE YEAR ENDED DECEMBER 31,
                     ------------------------------------- -----------------------------------------
                                ACCUMULATION
                     UNITS       UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                     (000S)   LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                     ------   ----------------- ---------- ------------- -----------  --------------
Investments in the
  Legg Mason Partners Variable Income Trust
   Sub-Accounts:
     ClearBridge Variable Fundamental All Cap Value Portfolio I (j)
     2013...........   303     $11.32 - 11.95    $ 3,574       1.29%     1.35 - 2.15% 30.38 -  30.46%
     2012...........   391       8.48 -  9.17      3,553       1.59      1.35 - 2.70   9.74 -  13.42
     2011...........   492       7.72 -  8.08      3,950       1.21      1.35 - 2.30  -8.35 -  -7.46
     2010...........   653       8.43 -  8.73      5,670       1.50      1.35 - 2.30  13.92 -  15.03
     2009...........   839       7.40 -  7.59      6,340       1.25      1.35 - 2.30  26.38 -  27.61

     Western Asset Variable Global High Yield Bond Portfolio II
     2013...........   689      15.49 - 17.05     11,516       5.01      1.35 - 2.30   3.62 -   4.63
     2012...........   882      14.42 - 16.30     14,115       6.36      1.35 - 2.70  11.21 -  16.48
     2011........... 1,105      12.96 - 13.99     15,214       7.07      1.35 - 2.30  -1.05 -  -0.09
     2010........... 1,316      13.10 - 14.01     18,175       7.58      1.35 - 2.30  12.06 -  13.15
     2009........... 1,550      11.69 - 12.38     18,964       8.90      1.35 - 2.30  51.29 -  52.76

Investments in the
  Legg Mason Partners Variable Portfolios I, Inc.
   Sub-Accounts:
     ClearBridge Variable Large Cap Value Portfolio I (k)
     2013...........   388      11.96 - 18.20      6,426       1.50      1.25 - 2.30  29.53 -  30.73
     2012...........   511       9.04 - 13.92      6,511       2.36      1.25 - 2.70  11.20 -  15.05
     2011...........   531       8.13 - 12.10      5,830       2.08      1.25 - 2.30   2.54 -   3.65
     2010...........   705       7.92 - 11.67      7,515       2.78      1.25 - 2.30   6.95 -   8.11
     2009...........   871       7.41 - 10.80      8,627       1.74      1.25 - 2.30  21.64 -  22.95

Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts:
     MFS Growth
     2013...........   197       9.50 - 20.37      3,062       0.23      1.25 - 1.80  34.41 -  35.15
     2012...........   250       7.07 - 15.07      2,791         --      1.25 - 1.80  15.29 -  15.92
     2011...........   311       6.13 - 13.00      3,075       0.20      1.25 - 1.80  -2.10 -  -1.56
     2010...........   389       6.26 - 13.21      3,761       0.12      1.25 - 1.80  13.28 -  13.91
     2009...........   469       5.53 - 11.59      3,974       0.32      1.25 - 1.80  35.22 -  35.97

     MFS Investors Trust
     2013...........   113      13.67 - 17.36      1,758       1.05      1.25 - 1.80  29.70 -  30.41
     2012...........   151      10.54 - 13.31      1,792       0.89      1.25 - 1.80  17.05 -  17.70
     2011...........   176       9.01 - 11.31      1,786       0.94      1.25 - 1.80  -3.92 -  -3.39
     2010...........   245       9.37 - 11.70      2,564       1.35      1.25 - 1.80   9.12 -   9.72
     2009...........   427       8.59 - 10.67      4,031       1.54      1.25 - 1.80  24.63 -  25.32

--------
(j)Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(k)Previously known as Legg Mason ClearBridge Variable Large Cap Value
   Portfolio I

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                   FOR THE YEAR ENDED DECEMBER 31,
                         ------------------------------------- ------------------------------------------
                                    ACCUMULATION
                         UNITS       UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                         (000S)   LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                         ------   ----------------- ---------- ------------- -----------  ---------------
Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts (continued):
     MFS New Discovery
     2013...............   345     $16.65 - 37.55    $ 7,647          --%    1.25 - 1.80%  39.00 -  39.76%
     2012...............   356      11.98 - 26.87      5,770          --     1.25 - 1.80   19.06 -  19.72
     2011...............   464      10.06 - 22.44      6,190          --     1.25 - 1.80  -11.87 - -11.38
     2010...............   603      11.42 - 25.32      9,188          --     1.25 - 1.80   33.91 -  34.65
     2009...............   698       8.53 - 18.81      7,906          --     1.25 - 1.80   60.27 -  61.16

     MFS Research
     2013...............   135      12.13 - 18.73      2,174        0.30     1.25 - 1.80   29.93 -  30.64
     2012...............   267       9.34 - 14.34      2,974        0.91     1.25 - 1.80   15.18 -  15.81
     2011...............   147       8.11 - 12.38      1,624        0.87     1.25 - 1.80   -2.22 -  -1.68
     2010...............   167       8.29 - 12.59      1,849        0.89     1.25 - 1.80   13.83 -  14.46
     2009...............   199       7.28 - 11.00      1,944        1.36     1.25 - 1.80   28.22 -  28.92

     MFS Total Return
     2013...............   603      17.82 - 21.14     11,779        1.76     1.25 - 1.80   16.92 -  17.57
     2012...............   704      15.24 - 17.98     11,736        2.76     1.25 - 1.80    9.27 -   9.87
     2011...............   810      13.95 - 16.37     12,317        2.55     1.25 - 1.80   -0.04 -   0.51
     2010............... 1,028      13.95 - 16.28     15,553        2.82     1.25 - 1.80    7.97 -   8.56
     2009............... 1,226      12.92 - 15.00     17,211        3.70     1.25 - 1.80   15.92 -  16.56

Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts:
     MFS High Income (Service Class) (l)
     2013 (m)...........    --      14.19 - 15.56         --       21.87     1.35 - 2.30    0.86 -   1.47
     2012...............   401      13.57 - 15.34      6,031        7.45     1.35 - 2.70    7.78 -  12.88
     2011...............   483      12.59 - 13.59      6,453        9.36     1.35 - 2.30    1.47 -   2.46
     2010...............   546      12.40 - 13.26      7,139        7.17     1.35 - 2.30   11.77 -  12.85
     2009...............   581      11.10 - 11.75      6,746        8.17     1.35 - 2.30   41.88 -  43.26

     MFS High Yield (Service Class) (l)
     2013 (n)...........   289      14.61 - 16.08      4,544        2.49     1.35 - 2.30    2.94 -   3.32

     MFS Investor Growth Stock (Service Class)
     2013...............   423      15.65 - 17.23      7,135        0.43     1.35 - 2.30   27.06 -  28.30
     2012...............   579      11.88 - 13.43      7,630        0.22     1.35 - 2.70    9.90 -  15.10
     2011...............   741      10.81 - 11.67      8,518        0.25     1.35 - 2.30   -1.93 -  -0.98
     2010...............   860      11.02 - 11.78      9,998        0.28     1.35 - 2.30    9.57 -  10.64
     2009...............   987      10.06 - 10.65     10,397        0.43     1.35 - 2.30   35.90 -  37.22

--------
(l)On August 16, 2013, MFS High Income (Service Class) merged into MFS High Yield (Service Class)
(m)For the period beginning January 1, 2013 and ended August 16, 2013
(n)For the period beginning August 16, 2013 and ended December 31, 2013

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------------- ------------------------------------------
                                   ACCUMULATION
                    UNITS           UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                    (000S)       LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                    ------       ----------------- ---------- ------------- -----------  ---------------
Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts (continued):
     MFS Investors Trust (Service Class)
     2013..........    77         $16.75 - 18.16    $ 1,364       1.05%     1.35 - 2.15%  28.91 -  29.96%
     2012..........   113          12.36 - 13.98      1,551       0.76      1.35 - 2.70   10.58 -  17.22
     2011..........   140          11.18 - 11.92      1,634       0.78      1.35 - 2.15   -4.51 -  -3.73
     2010..........   162          11.58 - 12.38      1,978       1.00      1.35 - 2.30    8.33 -   9.38
     2009..........   187          10.69 - 11.32      2,087       1.28      1.35 - 2.30   23.65 -  24.85

     MFS New Discovery (Service Class)
     2013..........   242          19.85 - 21.10      5,195         --      1.35 - 2.30   37.97 -  39.31
     2012..........   295          13.87 - 15.68      4,538         --      1.35 - 2.70   13.87 -  19.26
     2011..........   407          12.18 - 12.70      5,270         --      1.35 - 2.30  -12.55 - -11.70
     2010..........   556          13.93 - 14.38      8,171         --      1.35 - 2.30   32.82 -  34.11
     2009..........   520          10.49 - 10.72      5,691         --      1.35 - 2.30   59.18 -  60.72

     MFS Total Return (Service Class)
     2013..........   509          13.63 - 15.24      7,585       1.60      1.35 - 2.45   15.83 -  17.14
     2012..........   625          11.50 - 13.01      7,961       2.53      1.35 - 2.70    5.76 -   9.43
     2011..........   826          10.88 - 11.89      9,649       2.44      1.35 - 2.45   -0.90 -   0.22
     2010.......... 1,007          10.98 - 11.86     11,768       2.55      1.35 - 2.45    6.95 -   8.15
     2009.......... 1,144          10.26 - 10.97     12,380       3.24      1.35 - 2.45   14.84 -  16.14

     MFS Utilities (Service Class)
     2013..........    90          24.72 - 27.34      2,779       2.19      1.35 - 2.15   17.63 -  18.59
     2012..........   116          21.02 - 23.06      2,987       6.21      1.35 - 2.15   10.77 -  11.68
     2011..........   174          18.97 - 20.65      4,007       3.00      1.35 - 2.15    4.22 -   5.07
     2010..........   230          18.21 - 19.65      5,098       3.10      1.35 - 2.15   11.07 -  11.98
     2009..........   276          16.39 - 17.55      5,464       4.46      1.35 - 2.15   30.01 -  31.08

     MFS Value (Service Class)
     2013..........   147          17.95 - 19.55      2,813       1.02      1.35 - 2.20   33.77 -  33.83
     2012..........   200          12.93 - 14.62      2,864       1.31      1.35 - 2.70    8.27 -  14.31
     2011..........   318          11.94 - 12.79      4,006       1.26      1.35 - 2.20   -2.65 -  -1.81
     2010..........   356          12.22 - 13.02      4,577       1.25      1.35 - 2.25    8.72 -  59.72
     2009..........   381          11.21 - 11.87      4,469       1.18      1.35 - 2.30   19.64 -  20.80

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                             AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------
                            ACCUMULATION
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                   ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts:
     Oppenheimer Discovery Mid Cap Growth (SS) (o)
     2013.........   149   $14.29 - 15.54    $ 2,272         --%     1.35 - 2.30%  32.51 -  33.79%
     2012.........   173    10.45 - 11.61      1,978         --      1.35 - 2.70    9.97 -  14.59
     2011.........   207     9.50 - 10.13      2,069         --      1.35 - 2.30   -1.48 -  -0.52
     2010.........   230     9.64 - 10.19      2,318         --      1.35 - 2.30   24.24 -  25.45
     2009.........   234     7.76 -  8.12      1,879         --      1.35 - 2.30   29.22 -  30.48

     Oppenheimer Global (SS) (p)
     2013.........   387    17.58 - 19.35      7,326       1.19      1.35 - 2.30   24.07 -  25.28
     2012.........   517    13.66 - 15.44      7,815       1.88      1.35 - 2.70   13.92 -  19.31
     2011.........   668    11.99 - 12.94      8,485       1.13      1.35 - 2.30  -10.63 -  -9.76
     2010.........   770    13.42 - 14.34     10,861       1.25      1.35 - 2.30   13.04 -  14.14
     2009.........   956    11.87 - 12.57     11,849       1.85      1.35 - 2.30   36.15 -  37.47

     Oppenheimer Main Street Small Cap (SS) (q)
     2013......... 1,147    19.05 - 24.60     25,326       0.72      1.25 - 2.30   37.39 -  38.88
     2012......... 1,417    13.37 - 17.71     22,501       0.33      1.25 - 2.70   10.83 -  16.21
     2011......... 1,835    12.06 - 15.24     25,052       0.42      1.25 - 2.30   -4.62 -  -3.59
     2010......... 2,222    12.64 - 15.81     31,769       0.41      1.25 - 2.30   20.23 -  21.53
     2009......... 2,621    10.52 - 13.01     30,901       0.61      1.25 - 2.30   33.73 -  35.18

Investments in the
  Panorama Series Fund, Inc. (Service Shares ("SS"))
   Sub-Accounts:
     Oppenheimer International Growth (SS)
     2013.........    86    19.38 - 21.43      1,832       1.14      1.35 - 2.15   23.01 -  24.02
     2012.........    97    15.75 - 17.28      1,669       1.14      1.35 - 2.15   19.06 -  20.04
     2011.........   133    13.23 - 14.40      1,920       0.79      1.35 - 2.15   -9.59 -  -8.86
     2010.........   162    14.63 - 15.80      2,560       0.97      1.35 - 2.15   12.15 -  13.07
     2009.........   172    13.05 - 13.97      2,413       1.11      1.35 - 2.15   36.07 -  37.18

Investments in the
  PIMCO Variable Insurance Trust
   Sub-Accounts:
     Foreign Bond(US Dollar-Hedged)
     2013.........   890    13.54 - 16.12     13,530       1.87      1.25 - 2.30   -1.81 -  -0.75
     2012......... 1,123    13.29 - 16.24     17,236       2.23      1.25 - 2.70    4.41 -   9.47
     2011......... 1,358    12.73 - 14.84     19,144       2.10      1.25 - 2.30    4.32 -   5.44
     2010......... 1,623    12.21 - 14.07     21,819       1.92      1.25 - 2.30    6.00 -   7.15
     2009......... 1,721    11.51 - 13.13     21,712       3.21      1.25 - 2.30   12.97 -  14.19

--------
(o) Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(p) Previously known as Oppenheimer Global Securities (SS)
(q) Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                  FOR THE YEAR ENDED DECEMBER 31,
                       ------------------------------------ ------------------------------------------
                                 ACCUMULATION
                       UNITS      UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                       (000S)  LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                       ------  ----------------- ---------- ------------- -----------  ---------------
Investments in the
  PIMCO Variable Insurance Trust
   Sub-Accounts (continued):
     Money Market
     2013............. 2,275    $ 9.26 - 10.17    $ 23,018       0.06%    1.35 - 2.30%  -2.24 -  -1.29%
     2012............. 2,425      9.14 - 10.33      25,101       0.06     1.35 - 2.70   -5.75 -  -1.29
     2011............. 3,351      9.69 - 10.44      35,314       0.06     1.35 - 2.30   -2.24 -  -1.29
     2010............. 4,059      9.91 - 10.58      43,555       0.05     1.35 - 2.30   -2.25 -  -1.30
     2009............. 4,733     10.14 - 10.71      51,559       0.12     1.35 - 2.30   -2.19 -  -1.24

     PIMCO Real Return
     2013............. 1,109     12.72 - 14.00      15,204       1.43     1.35 - 2.30  -11.31 - -10.44
     2012............. 1,540     13.82 - 15.63      23,671       1.11     1.35 - 2.70    2.44 -   7.28
     2011............. 1,822     13.49 - 14.57      26,195       2.12     1.35 - 2.30    9.11 -  10.17
     2010............. 2,174     12.37 - 13.22      28,459       1.47     1.35 - 2.30    5.62 -   6.65
     2009............. 2,444     11.71 - 12.40      30,068       2.90     1.35 - 2.30   15.67 -  16.80

     PIMCO Total Return
     2013............. 3,236     13.56 - 16.88      52,117       2.18     1.25 - 2.45   -4.36 -  -3.18
     2012............. 4,491     13.86 - 17.43      74,608       2.58     1.25 - 2.70    4.48 -   8.23
     2011............. 5,616     13.26 - 16.11      86,701       2.60     1.25 - 2.45    1.08 -   2.33
     2010............. 6,864     13.12 - 15.74     104,764       2.48     1.25 - 2.45    5.47 -   6.77
     2009............. 7,661     12.44 - 14.74     110,365       5.26     1.25 - 2.45   11.28 -  12.66

Investments in the
  Putnam Variable Trust
   Sub-Accounts:
     VT High Yield
     2013.............   128     20.17 - 22.03       2,753       6.96     1.35 - 2.05    5.64 -   6.40
     2012.............   144     18.87 - 20.70       2,904       7.98     1.35 - 2.15   12.31 -  14.44
     2011.............   191     16.80 - 18.09       3,379       9.15     1.35 - 2.05   -0.33 -   0.38
     2010.............   293     16.86 - 18.02       5,172       7.62     1.35 - 2.05   11.71 -  12.50
     2009.............   355     15.09 - 16.02       5,575      10.08     1.35 - 2.05   47.11 -  48.16

     VT International Value
     2013.............   169     15.55 - 17.32       2,810       2.55     1.25 - 1.95   20.69 -  21.23
     2012.............   199     12.68 - 14.35       2,745       3.15     1.25 - 2.15   17.83 -  20.19
     2011.............   238     10.76 - 11.94       2,744       2.80     1.25 - 2.05  -15.55 - -14.85
     2010.............   304     12.74 - 14.02       4,127       3.28     1.25 - 2.05    4.93 -   5.79
     2009.............   391     12.14 - 13.25       5,046         --     1.25 - 2.05   23.60 -  24.62

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                             AT DECEMBER 31,                FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- -----------------------------------------
                            ACCUMULATION
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                   ------ ----------------- ---------- ------------- -----------  --------------
Investments in the
  Rydex Variable Trust
   Sub-Accounts:
     Guggenheim VT US Long Short Equity (r)
     2013.........   133   $12.74 - 14.02    $ 1,895         --%     1.35 - 2.30% 14.76 -  15.87%
     2012.........   170    10.70 - 12.10      2,068         --      1.35 - 2.70  -1.64 -   3.02
     2011.........   206    10.88 - 11.74      2,432         --      1.35 - 2.30  -8.71 -  -7.82
     2010.........   232    11.92 - 12.74      2,988         --      1.35 - 2.30   8.65 -   9.71
     2009.........   259    10.97 - 11.61      3,040       0.09      1.35 - 2.30  24.37 -  25.58

     Rydex VT Nasdaq 100 Strategy Fund
     2013.........    75    15.90 - 17.14        900         --      1.35 - 1.95  32.00 -  32.80
     2012.........   116    11.77 - 12.91        999         --      1.35 - 2.15  11.86 -  15.19
     2011.........   121    10.52 - 11.21        954         --      1.35 - 1.95   0.18 -   0.79
     2010.........   166    10.40 - 11.12      1,305         --      1.35 - 2.05  16.06 -  16.89
     2009.........   220     8.96 -  9.51      1,459         --      1.35 - 2.05  48.89 -  49.95

Investments in the
  T. Rowe Price Equity Series, Inc.
   Sub-Accounts:
     T. Rowe Price Equity Income
     2013.........   593    20.61 - 23.69     13,016       1.54      1.25 - 1.80  27.41 -  28.11
     2012.........   694    16.17 - 18.50     11,973       2.18      1.25 - 1.80  15.05 -  15.69
     2011.........   833    14.06 - 15.99     12,440       1.72      1.25 - 1.80  -2.48 -  -1.94
     2010......... 1,106    14.41 - 16.30     16,880       1.84      1.25 - 1.80  12.97 -  13.59
     2009......... 1,380    12.76 - 14.35     18,606       1.84      1.25 - 1.80  23.36 -  24.04

     T. Rowe Price Mid-Cap Growth
     2013.........   366    25.26 - 40.23     11,239         --      1.25 - 1.80  34.26 -  35.00
     2012.........   432    18.82 - 29.80      9,840         --      1.25 - 1.80  11.86 -  12.48
     2011.........   520    16.82 - 26.50     10,604         --      1.25 - 1.80  -3.03 -  -2.50
     2010.........   706    17.35 - 27.17     14,625         --      1.25 - 1.80  25.83 -  26.53
     2009.........   876    13.79 - 21.48     14,516         --      1.25 - 1.80  43.05 -  43.84

     T. Rowe Price New America Growth
     2013.........   171    14.71 - 19.40      2,989         --      1.25 - 1.80  35.55 -  36.30
     2012.........   221    10.85 - 14.23      2,811       0.49      1.25 - 1.80  11.10 -  11.71
     2011.........   245     9.77 - 12.74      2,767       0.21      1.25 - 1.80  -2.83 -  -2.30
     2010.........   297    10.05 - 13.04      3,417       0.19      1.25 - 1.80  17.52 -  18.17
     2009.........   322     8.55 - 11.04      3,143         --      1.25 - 1.80  47.09 -  47.91

--------
(r)Previously known as Guggenheim VT US Long Short

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                             AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------
                            ACCUMULATION
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                   ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the
  T. Rowe Price Equity Series, Inc. II
   Sub-Accounts:
     T. Rowe Price Blue Chip Growth II
     2013.........   952   $17.40 - 19.15    $17,863         --%     1.35 - 2.30%  37.61 -  38.95%
     2012......... 1,283    12.19 - 13.78     17,375         --      1.35 - 2.70   11.05 -  16.31
     2011......... 1,449    10.97 - 11.85     16,894         --      1.35 - 2.30     -0.96 -   --
     2010......... 1,708    11.08 - 11.85     19,965         --      1.35 - 2.30   13.33 -  14.44
     2009......... 2,036     9.78 - 10.35     20,839         --      1.35 - 2.30   38.53 -  39.88

     T. Rowe Price Equity Income II
     2013......... 1,314    15.53 - 17.09     21,985       1.31      1.35 - 2.30   26.43 -  27.66
     2012......... 1,756    11.84 - 13.39     23,056       1.94      1.35 - 2.70   10.13 -  15.34
     2011......... 2,312    10.75 - 11.61     26,382       1.48      1.35 - 2.30   -3.29 -  -2.35
     2010......... 2,692    11.12 - 11.88     31,544       1.58      1.35 - 2.30   12.11 -  13.19
     2009......... 3,222     9.92 - 10.50     33,424       1.62      1.35 - 2.30   22.37 -  23.56

Investments in the
  T. Rowe Price International Series, Inc
   Sub-Accounts:
     T. Rowe Price International Stock
     2013.........   328    10.50 - 15.20      4,127       0.88      1.25 - 1.80   12.02 -  12.64
     2012.........   317     9.38 - 13.50      3,562       1.19      1.25 - 1.80   16.32 -  16.96
     2011.........   392     8.06 - 11.54      3,735       1.32      1.25 - 1.80  -14.39 - -13.92
     2010.........   573     9.41 - 13.40      6,290       0.97      1.25 - 1.80   12.42 -  13.04
     2009.........   556     8.37 - 11.86      5,546       2.61      1.25 - 1.80   49.67 -  50.50

Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts:
     Van Kampen UIF Growth
     2013.........   401    22.03 - 23.84      9,403       0.44      1.35 - 2.15   44.89 -  46.08
     2012.........   491    15.20 - 16.32      7,905         --      1.35 - 2.15   11.91 -  12.83
     2011.........   650    13.59 - 14.46      9,291       0.12      1.35 - 2.15   -4.88 -  -4.11
     2010.........   921    14.28 - 15.08     13,745       0.12      1.35 - 2.15   20.22 -  21.20
     2009......... 1,190    11.88 - 12.44     14,688         --      1.35 - 2.15   62.00 -  63.32

     Van Kampen UIF Mid Cap Growth
     2013.........    97    20.82 - 21.42      2,051       0.37      1.40 - 1.60   35.31 -  35.58
     2012.........   122    15.39 - 15.80      1,906         --      1.40 - 1.60    6.96 -   7.18
     2011.........   171    14.38 - 14.74      2,497       0.37      1.40 - 1.60   -8.59 -  -8.41
     2010.........   244    15.74 - 16.09      3,904         --      1.40 - 1.60   30.22 -  30.48
     2009.........   308    12.08 - 12.33      3,777         --      1.40 - 1.60   55.16 -  55.47

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                             AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- -------------------------------------------
                            ACCUMULATION
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE          TOTAL
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**        RETURN***
                   ------ ----------------- ---------- ------------- -----------  ----------------
Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts:
     Van Kampen UIF Growth (Class II)
     2013.........    83   $20.50 - 22.45    $ 1,823       0.19%     1.35 - 2.25%  44.40 -   45.73%
     2012.........    99    13.63 - 15.41      1,507         --      1.35 - 2.70    6.99 -   12.51
     2011.........   148    12.74 - 13.69      2,001         --      1.35 - 2.25   -5.22 -   -4.35
     2010.........   185    13.44 - 14.32      2,620         --      1.35 - 2.25   19.86 -   20.96
     2009.........   204    11.21 - 11.84      2,393         --      1.35 - 2.25   61.43 -   62.92

     Van Kampen UIF U.S. Real Estate (Class II)
     2013.........   625    17.61 - 19.38     12,005       1.03      1.35 - 2.30   -0.59 -    0.38
     2012.........   765    17.08 - 19.31     14,675       0.61      1.35 - 2.70    8.90 -   14.06
     2011.........   978    15.68 - 16.93     16,452       0.60      1.35 - 2.30    3.24 -    4.24
     2010......... 1,146    15.19 - 16.24     18,542       2.03      1.35 - 2.30   26.55 -   27.78
     2009......... 1,460    12.00 - 12.71     18,530       2.65      1.35 - 2.30   25.54 -   26.76

Investments in the
  Van Eck Worldwide Insurance Trust
   Sub-Accounts:
     Van Eck VIP Emerging Markets
     2013.........   141    25.36 - 27.91      3,863       1.64      1.35 - 2.30    9.44 -   10.51
     2012.........   184    22.34 - 25.26      4,549         --      1.35 - 2.70   22.26 -   28.05
     2011.........   246    18.27 - 19.72      4,773       1.24      1.35 - 2.30  -27.44 -  -26.74
     2010.........   374    25.18 - 26.92      9,953       0.57      1.35 - 2.30   23.93 -   25.13
     2009.........   429    20.32 - 21.52      9,126       0.14      1.35 - 2.30  108.28 -  110.30

     Van Eck VIP Global Hard Assets
     2013.........   157    28.78 - 31.68      4,841       0.74      1.35 - 2.30    7.99 -    9.04
     2012.........   210    25.69 - 29.05      5,963       0.59      1.35 - 2.70   -2.62 -    1.99
     2011.........   261    26.39 - 28.48      7,297       1.34      1.35 - 2.30  -18.37 -  -17.58
     2010.........   318    32.32 - 34.56     10,803       0.37      1.35 - 2.30   26.27 -   27.49
     2009.........   436    25.60 - 27.11     11,654       0.23      1.35 - 2.30   53.91 -   55.41

     Van Eck VIP Multi-Mgr Alternative
     2013.........    96     9.76 - 10.74      1,012         --      1.35 - 2.30    2.63 -    3.63
     2012.........   120     9.17 - 10.37      1,223         --      1.35 - 2.70   -4.56 -   -0.04
     2011.........   188     9.61 - 10.37      1,919       0.96      1.35 - 2.30   -4.51 -   -3.59
     2010.........   218    10.06 - 10.76      2,325         --      1.35 - 2.30    2.56 -    3.56
     2009.........   225     9.81 - 10.39      2,316       0.26      1.35 - 2.30   11.25 -   12.33

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                             AT DECEMBER 31,                FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- -----------------------------------------
                            ACCUMULATION
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                   ------ ----------------- ---------- ------------- -----------  --------------
Investments in the
  Wells Fargo Variable Trust
   Sub-Accounts:
     Wells Fargo Advantage VT Discovery
     2013.........  234    $24.98 - 26.21     $5,954       0.01%     1.25 - 1.80% 41.24 -  42.02%
     2012.........  235     17.69 - 18.45      4,232         --      1.25 - 1.80  15.63 -  16.27
     2011.........  231     15.30 - 15.87      3,587         --      1.25 - 1.80  -1.37 -  -0.82
     2010.........  312     15.51 - 16.00      4,895         --      1.25 - 1.80  33.13 -  33.86
     2009.........  331     11.65 - 11.96      3,903         --      1.25 - 1.80  37.80 -  38.56

     Wells Fargo Advantage VT Opportunity
     2013.........  319     17.80 - 18.67      5,804       0.20      1.25 - 1.80  28.35 -  29.06
     2012.........  378     13.87 - 14.47      5,350       0.09      1.25 - 1.80  13.46 -  14.08
     2011.........  477     12.22 - 12.68      5,935       0.15      1.25 - 1.80  -7.20 -  -6.69
     2010.........  683     13.17 - 13.59      9,112       0.73      1.25 - 1.80  21.55 -  22.22
     2009.........  813     10.83 - 11.12      8,910         --      1.25 - 1.80  45.10 -  45.90

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company
Lincoln, Nebraska

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2013 and 2012, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2013. Our audits also included Schedule I
- Summary of Investments - Other than Investments in Related Parties and
Schedule IV - Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I - Summary of Investments - Other than Investments in Related Parties and Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 28, 2014

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

($ IN THOUSANDS)                                         YEAR ENDED DECEMBER 31,
                                                     -------------------------------
                                                       2013        2012       2011
                                                     --------    --------   --------
REVENUES
 Net investment income                               $ 10,935    $ 11,590   $ 11,836
 Realized capital gains and losses                         --         626      2,075
                                                     --------    --------   --------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE       10,935      12,216     13,911

Income tax expense                                      3,825       4,273      4,861
                                                     --------    --------   --------

NET INCOME                                              7,110       7,943      9,050
                                                     --------    --------   --------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX
 Change in unrealized net capital gains and losses     (9,933)        247      3,411
                                                     --------    --------   --------

COMPREHENSIVE (LOSS) INCOME                          $ (2,823)   $  8,190   $ 12,461
                                                     ========    ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

($ IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                                          DECEMBER 31,
                                                                                                         ---------------------------
                                                                                                             2013           2012
                                                                                                         ------------   ------------
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost $284,928 and $309,324)                          $    290,882   $    330,559
  Short-term, at fair value (amortized cost $55,959 and $24,202)                                               55,959         24,203
                                                                                                         ------------   ------------
    Total investments                                                                                         346,841        354,762

Cash                                                                                                            5,100         13,073
Reinsurance recoverable from Allstate Life Insurance Company and affiliate                                 14,518,174     15,553,945
Reinsurance recoverable from non-affiliates                                                                 2,190,417      2,147,496
Receivable from affiliates, net                                                                                    66             --
Other assets                                                                                                   83,669         87,044
Separate Accounts                                                                                           1,700,566      1,625,669
                                                                                                         ------------   ------------
      TOTAL ASSETS                                                                                       $ 18,844,833   $ 19,781,989
                                                                                                         ============   ============

LIABILITIES
Contractholder funds                                                                                     $ 13,124,115   $ 14,255,844
Reserve for life-contingent contract benefits                                                               3,557,411      3,424,679
Unearned premiums                                                                                              11,916         13,410
Deferred income taxes                                                                                           2,564          7,990
Payable to affiliates, net                                                                                         --         17,189
Current income taxes payable                                                                                    3,906          4,158
Other liabilities and accrued expenses                                                                        100,660         86,532
Separate Accounts                                                                                           1,700,566      1,625,669
                                                                                                         ------------   ------------
      TOTAL LIABILITIES                                                                                    18,501,138     19,435,471
                                                                                                         ------------   ------------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares issued and outstanding          2,500          2,500
Additional capital paid-in                                                                                    180,000        180,000
Retained income                                                                                               157,325        150,215
Accumulated other comprehensive income:
  Unrealized net capital gains and losses                                                                       3,870         13,803
                                                                                                         ------------   ------------
      Total accumulated other comprehensive income                                                              3,870         13,803
                                                                                                         ------------   ------------
      TOTAL SHAREHOLDER'S EQUITY                                                                              343,695        346,518
                                                                                                         ------------   ------------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                                         $ 18,844,833   $ 19,781,989
                                                                                                         ============   ============

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

($ IN THOUSANDS)                                          YEAR ENDED DECEMBER 31,
                                                    ----------------------------------
                                                       2013        2012        2011
                                                    ---------    ---------   ---------
COMMON STOCK                                        $   2,500    $   2,500   $   2,500
                                                    ---------    ---------   ---------

ADDITIONAL CAPITAL PAID-IN                            180,000      180,000     180,000
                                                    ---------    ---------   ---------

RETAINED INCOME
Balance, beginning of year                            150,215      142,272     133,222
Net income                                              7,110        7,943       9,050
                                                    ---------    ---------   ---------
Balance, end of year                                  157,325      150,215     142,272
                                                    ---------    ---------   ---------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                             13,803       13,556      10,145
Change in unrealized net capital gains and losses      (9,933)         247       3,411
                                                    ---------    ---------   ---------
Balance, end of year                                    3,870       13,803      13,556
                                                    ---------    ---------   ---------

TOTAL SHAREHOLDER'S EQUITY                          $ 343,695    $ 346,518   $ 338,328
                                                    =========    =========   =========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

($ IN THOUSANDS)                                                                         YEAR ENDED DECEMBER 31,
                                                                                    --------------------------------
                                                                                      2013        2012        2011
                                                                                    --------    --------    --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                          $  7,110    $  7,943    $  9,050
Adjustments to reconcile net income to net cash provided by operating activities:
 Amortization and other non-cash items                                                   630         781       1,175
 Realized capital gains and losses                                                        --        (626)     (2,075)
 Changes in:
   Policy benefits and other insurance reserves                                       (6,147)     14,398     (22,072)
   Income taxes                                                                         (329)       (516)        476
   Receivable from/payable to affiliates, net                                        (17,255)     25,752     (13,494)
   Other operating assets and liabilities                                             16,007     (32,761)     37,802
                                                                                    --------    --------    --------
    Net cash provided by operating activities                                             16      14,971      10,862
                                                                                    --------    --------    --------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                                         9,170      25,367      44,880
Collections on fixed income securities                                                53,475      29,154      25,268
Purchases of fixed income securities                                                 (38,896)    (51,209)    (77,175)
Change in short-term investments, net                                                (31,738)    (11,216)     (1,379)
                                                                                    --------    --------    --------
    Net cash used in investing activities                                             (7,989)     (7,904)     (8,406)
                                                                                    --------    --------    --------

NET (DECREASE) INCREASE IN CASH                                                       (7,973)      7,067       2,456
CASH AT BEGINNING OF YEAR                                                             13,073       6,006       3,550
                                                                                    --------    --------    --------
CASH AT END OF YEAR                                                                 $  5,100    $ 13,073    $  6,006
                                                                                    ========    ========    ========

                       See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"). All of the outstanding common stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the current year presentation, certain amounts in the prior year notes to financial statements have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING CHANGE IN OWNERSHIP

     On July 17, 2013, ALIC entered into a definitive agreement with Resolution Life Holdings, Inc. to sell the Company, the Company's life insurance business generated through independent master brokerage agencies, and all of the Company's deferred fixed annuity and long-term care insurance business. The transaction is subject to regulatory approvals and other customary closing conditions. The Company expects the closing to occur in April 2014. On or before closing, the Company also expects to recapture the business being sold that was ceded to ALIC, subject to regulatory approval.

NATURE OF OPERATIONS

     The Company sells interest-sensitive, traditional and variable life insurance products through Allstate exclusive agencies and exclusive financial specialists. Prior to July 18, 2013, the Company sold interest-sensitive, traditional and variable life insurance, and fixed annuities including deferred and immediate through independent master brokerage agencies. Effective January 1, 2014, the Company no longer offers fixed annuities such as deferred and immediate annuities.

     The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia, the U.S. Virgin Islands and Guam. For 2013, the top geographic locations for statutory premiums and annuity considerations were California, Texas and Florida. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates and credit spreads. The Company also has certain exposures to changes in equity prices in its equity-indexed annuities and separate accounts liabilities, which are transferred to ALIC in accordance with reinsurance agreements. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets. This risk arises from the Company's investment in interest-sensitive assets. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from the Company's investment in spread-sensitive fixed income assets.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, residential mortgage-backed securities ("RMBS") and commercial mortgage-backed securities ("CMBS"). Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Statements of Cash Flows.

     Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value.

     Investment income primarily consists of interest and is recognized on an accrual basis using the effective yield method. Interest income for RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable.

     Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales, including principal payments, are determined on a specific identification basis.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC, Lincoln Benefit Reinsurance Company ("LB Re", an affiliate of the Company) and non-affiliated reinsurers (see Notes 3 and 8). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities are generally based on an equity index, such as the Standard & Poor's ("S&P") 500 Index.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

REINSURANCE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC, LB Re and non-affiliated reinsurers (see Notes 3 and 8). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, accrued expenses and reinsurance recoverables. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

ADOPTED ACCOUNTING STANDARD

REPORTING OF AMOUNTS RECLASSIFIED OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME

     In February 2013, the Financial Accounting Standards Board issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by income statement line item but only if the amount reclassified is required under accounting principles generally accepted in the United States of America ("GAAP") to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The Company adopted the new guidance in 2013. The new guidance affects disclosures only and therefore had no impact on the Company's results of operations or financial position.

3.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses allocated to the Company were $249.7 million, $241.8 million and $204.8 million in 2013, 2012 and 2011, respectively. Of these costs, the Company retains investment related expenses on the invested assets that are not transferred under the reinsurance agreements. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER-DEALER AGREEMENTS

     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets products sold by the Company. In return for these services, the Company recorded expense of $71 thousand, $80 thousand and $7.2 million in 2013, 2012 and 2011, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $7.7 million, $6.4 million and $7.5 million in 2013, 2012 and 2011, respectively, that were ceded to ALIC.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC under reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income.

         ($ IN THOUSANDS)                                                                2013          2012          2011
                                                                                     -----------   -----------   -----------
         Premiums and contract charges                                               $   962,576   $   908,459   $   833,149
         Interest credited to contractholder funds, contract benefits and expenses     1,505,010     1,369,305     1,408,953

     Reinsurance recoverables due from ALIC totaled $14.52 billion and $15.55 billion as of December 31, 2013 and 2012, respectively.

     In September 2012, the Company entered into a coinsurance reinsurance agreement with LB Re to cede certain interest-sensitive life insurance policies to LB Re. Reinsurance recoverables due from LB Re totaled $1.9 million and $2.0 million as of December 31, 2013 and 2012, respectively.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 10).

INTERCOMPANY LOAN AGREEMENT

     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2013 or 2012.

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

            ($ IN THOUSANDS)                                GROSS UNREALIZED
                                             AMORTIZED   ----------------------      FAIR
                                               COST        GAINS       LOSSES       VALUE
                                             ---------   ---------   ---------    ---------
            DECEMBER 31, 2013
            U.S. government and agencies     $  70,790   $   3,113   $     (57)   $  73,846
            Municipal                            2,499         270          --        2,769
            Corporate                          190,186       5,784      (3,993)     191,977
            Foreign government                   4,999         165          --        5,164
            RMBS                                13,866         584          --       14,450
            CMBS                                 2,588          88          --        2,676
                                             ---------   ---------   ---------    ---------
             Total fixed income securities   $ 284,928   $  10,004   $  (4,050)   $ 290,882
                                             =========   =========   =========    =========

            DECEMBER 31, 2012
            U.S. government and agencies     $  86,428   $   5,659   $      --    $  92,087
            Municipal                            2,499         401          --        2,900
            Corporate                          178,824      13,173         (29)     191,968
            Foreign government                   4,999         265          --        5,264
            RMBS                                28,239       1,498          --       29,737
            CMBS                                 8,335         268          --        8,603
                                             ---------   ---------   ---------    ---------
             Total fixed income securities   $ 309,324   $  21,264   $     (29)   $ 330,559
                                             =========   =========   =========    =========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows as of December 31, 2013:

                   ($ IN THOUSANDS)                         AMORTIZED      FAIR
                                                              COST        VALUE
                                                            ---------   ---------
                   Due in one year or less                  $  35,518   $  35,883
                   Due after one year through five years      110,661     116,264
                   Due after five years through ten years     111,316     111,036
                   Due after ten years                         10,979      10,573
                                                            ---------   ---------
                                                              268,474     273,756
                   RMBS and CMBS                               16,454      17,126
                                                            ---------   ---------
                     Total                                  $ 284,928   $ 290,882
                                                            =========   =========

     Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

            ($ IN THOUSANDS)                           2013        2012        2011
                                                     --------    --------    --------
            Fixed income securities                  $ 11,545    $ 12,138    $ 12,133
            Short-term investments                         23          20          11
                                                     --------    --------    --------
              Investment income, before expense        11,568      12,158      12,144
              Investment expense                         (633)       (568)       (308)
                                                     --------    --------    --------
                Net investment income                $ 10,935    $ 11,590    $ 11,836
                                                     ========    ========    ========

REALIZED CAPITAL GAINS AND LOSSES

     Realized capital gains and losses netted to zero in 2013 with gains from sales offsetting impairment write-downs. The Company recognized realized capital gains of $626 thousand and $2.1 million in 2012 and 2011, respectively. Realized capital gains and losses in 2013, 2012 and 2011 included $2 thousand, $19 thousand and $12 thousand, respectively, of other-than-temporary impairment losses related to RMBS, none of which were included in other comprehensive income. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2013 or 2012.

     Gross gains of $3 thousand, $645 thousand and $1.9 million and gross losses of $1 thousand, zero and $3 thousand were realized on sales of fixed income securities during 2013, 2012 and 2011, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

($ IN THOUSANDS)                                                 GROSS UNREALIZED
                                                        FAIR    -------------------  UNREALIZED NET
                                                       VALUE      GAINS     LOSSES       GAINS
                                                     ---------  --------  ---------  --------------
DECEMBER 31, 2013
Fixed income securities                              $ 290,882  $ 10,004  $ (4,050)  $        5,954
Short-term investments                                  55,959         1        (1)              --
                                                                                     --------------
 Unrealized net capital gains and losses, pre-tax                                             5,954
 Deferred income taxes                                                                       (2,084)
                                                                                     --------------
 Unrealized net capital gains and losses, after-tax                                  $        3,870
                                                                                     ==============

                                                                 GROSS UNREALIZED
                                                        FAIR    -------------------  UNREALIZED NET
                                                       VALUE      GAINS    LOSSES         GAINS
                                                     ---------  --------  ---------  --------------
DECEMBER 31, 2012
Fixed income securities                              $ 330,559  $ 21,264  $    (29)  $       21,235
Short-term investments                                  24,203         1        --                1
                                                                                     --------------
 Unrealized net capital gains and losses, pre-tax                                            21,236
 Deferred income taxes                                                                       (7,433)
                                                                                     --------------
 Unrealized net capital gains and losses, after-tax                                  $       13,803
                                                                                     ==============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ IN THOUSANDS)                                                                2013        2012        2011
                                                                             ---------    --------    --------
Fixed income securities                                                      $ (15,281)   $    380    $  5,247
Short-term investments                                                              (1)          1        --
                                                                             ---------    --------    --------
  Total                                                                        (15,282)        381       5,247
Deferred income taxes                                                            5,349        (134)     (1,836)
                                                                             ---------    --------    --------
 (Decrease) increase in unrealized net capital gains and losses, after-tax   $  (9,933)   $    247    $  3,411
                                                                             =========    ========    ========

PORTFOLIO MONITORING

     The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.

     For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

     If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

     The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ IN THOUSANDS)                    LESS THAN 12 MONTHS                  12 MONTHS OR MORE
                             ---------------------------------   ---------------------------------      TOTAL
                               NUMBER      FAIR     UNREALIZED     NUMBER      FAIR     UNREALIZED   UNREALIZED
                             OF ISSUES     VALUE      LOSSES     OF ISSUES     VALUE      LOSSES       LOSSES
                             ---------   --------   ----------   ---------   --------   ----------   ----------
DECEMBER 31, 2013
U.S. government and agencies         1   $  4,942   $      (57)         --   $     --   $       --   $      (57)
Corporate                           23     75,754       (3,795)          1      1,770         (198)      (3,993)
                             ---------   --------   ----------   ---------   --------   ----------   ----------
 Total                              24   $ 80,696   $   (3,852)          1   $  1,770   $     (198)  $   (4,050)
                             =========   ========   ==========   =========   ========   ==========   ==========

DECEMBER 31, 2012
Corporate                            1   $  1,936   $      (29)         --   $     --   $       --   $      (29)
                             ---------   --------   ----------   ---------   --------   ----------   ----------
 Total                               1   $  1,936   $      (29)         --   $     --   $       --   $      (29)
                             =========   ========   ==========   =========   ========   ==========   ==========

     As of December 31, 2013, $4.1 million of unrealized losses are related to investment grade securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to increasing risk-free interest rates or widening credit spreads since the time of initial purchase.

     As of December 31, 2013, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.

MUNICIPAL BONDS

     All of the municipal bond issuers represented in the Company's municipal bond portfolio were in Washington as of both December 31, 2013 and 2012.

CONCENTRATION OF CREDIT RISK

     As of December 31, 2013, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

OTHER INVESTMENT INFORMATION

     As of December 31, 2013, fixed income securities and short-term investments with a carrying value of $9.4 million were on deposit with regulatory authorities as required by law.

5.   FAIR VALUE OF ASSETS AND LIABILITIES

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

LEVEL 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

LEVEL 2: Assets and liabilities whose values are based on the following:

         (a) Quoted prices for similar assets or liabilities in active markets;

         (b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

         (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

LEVEL 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

     The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company's processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

     The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

     The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

     In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

SUMMARY OF SIGNIFICANT VALUATION TECHNIQUES FOR ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

LEVEL 1 MEASUREMENTS

  - FIXED INCOME SECURITIES: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

  - SHORT-TERM: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

  - SEPARATE ACCOUNT ASSETS: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

LEVEL 2 MEASUREMENTS

  -  FIXED INCOME SECURITIES:

     U.S. GOVERNMENT AND AGENCIES: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

     MUNICIPAL: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

     CORPORATE, INCLUDING PRIVATELY PLACED: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

     FOREIGN GOVERNMENT: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

     RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.

     CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

  - SHORT-TERM: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

LEVEL 3 MEASUREMENTS

  -  FIXED INCOME SECURITIES:

     CORPORATE: Valued based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable.

  - CONTRACTHOLDER FUNDS: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2013. There are no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2013.

($ IN THOUSANDS)                                                   QUOTED
                                                                 PRICES IN
                                                                   ACTIVE        SIGNIFICANT
                                                                 MARKETS FOR        OTHER        SIGNIFICANT
                                                                  IDENTICAL       OBSERVABLE     UNOBSERVABLE   BALANCE AS OF
                                                                    ASSETS         INPUTS          INPUTS        DECEMBER 31,
                                                                  (LEVEL 1)       (LEVEL 2)       (LEVEL 3)         2013
                                                                -------------   -------------   -------------   -------------
   ASSETS:
    Fixed income securities:
     U.S. government and agencies                               $      27,520   $      46,326   $          --   $      73,846
     Municipal                                                             --           2,769              --           2,769
     Corporate                                                             --         191,977              --         191,977
     Foreign government                                                    --           5,164              --           5,164
     RMBS                                                                  --          14,450              --          14,450
     CMBS                                                                  --           2,676              --           2,676
                                                                -------------   -------------   -------------   -------------
       Total fixed income securities                                   27,520         263,362              --         290,882
    Short-term investments                                             20,764          35,195              --          55,959
    Separate account assets                                         1,700,566            --                --       1,700,566
                                                                -------------   -------------   -------------   -------------
   TOTAL ASSETS AT FAIR VALUE                                   $   1,748,850   $     298,557   $          --   $   2,047,407
                                                                =============   =============   =============   =============
   % of total assets at fair value                                       85.4%           14.6%             --%          100.0%

   LIABILITIES:
    Contractholder funds: Derivatives
     embedded in life and annuity contracts                     $          --   $          --   $    (267,859)  $    (267,859)
                                                                -------------   -------------   -------------   -------------
   TOTAL LIABILITIES AT FAIR VALUE                              $          --   $          --   $    (267,859)  $    (267,859)
                                                                =============   =============   =============   =============
   % of total liabilities at fair value                                    --%             --%          100.0%          100.0%

     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2012. There are no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2012.

($ IN THOUSANDS)                                                   QUOTED
                                                                  PRICES IN
                                                                   ACTIVE        SIGNIFICANT
                                                                 MARKETS FOR        OTHER        SIGNIFICANT
                                                                  IDENTICAL       OBSERVABLE    UNOBSERVABLE    BALANCE AS OF
                                                                   ASSETS           INPUTS         INPUTS        DECEMBER 31,
                                                                  (LEVEL 1)       (LEVEL 2)       (LEVEL 3)          2012
                                                                -------------   -------------   -------------   -------------
   ASSETS:
     Fixed income securities:
      U.S. government and agencies                              $      34,303   $      57,784   $          --   $      92,087
      Municipal                                                            --           2,900              --           2,900
      Corporate                                                            --         191,656             312         191,968
      Foreign government                                                   --           5,264              --           5,264
      RMBS                                                                 --          29,737              --          29,737
      CMBS                                                                 --           8,603              --           8,603
                                                                -------------   -------------   -------------   -------------
         Total fixed income securities                                 34,303         295,944             312         330,559
    Short-term investments                                             18,793           5,410              --          24,203
    Separate account assets                                         1,625,669              --              --       1,625,669
                                                                -------------   -------------   -------------   -------------
   TOTAL ASSETS AT FAIR VALUE                                   $   1,678,765   $     301,354   $         312   $   1,980,431
                                                                =============   =============   =============   =============
   % of total assets at fair value                                       84.7%           15.2%            0.1%          100.0%

   LIABILITIES:
      Contractholder funds: Derivatives
        embedded in life and annuity contracts                  $          --   $          --   $    (314,926)  $    (314,926)
                                                                -------------   -------------   -------------   -------------
   TOTAL LIABILITIES AT FAIR VALUE                              $          --   $          --   $    (314,926)  $    (314,926)
                                                                =============   =============   =============   =============
   % of total liabilities at fair value                                    --%             --%          100.0%          100.0%

     The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

                                                VALUATION     UNOBSERVABLE                   WEIGHTED
($ IN THOUSANDS)                 FAIR VALUE     TECHNIQUE        INPUT           RANGE       AVERAGE
                               -------------   -----------   --------------   -----------   -----------
DECEMBER 31, 2013

Derivatives embedded in life   $    (258,415)  Stochastic    Projected        1.0 - 2.0%    1.91%
  and annuity contracts -                      cash flow     option cost
  Equity-indexed and forward                   model
  starting options

DECEMBER 31, 2012

Derivatives embedded in life   $    (295,305)  Stochastic    Projected        1.0 - 2.0%    1.96%
  and annuity contracts -                      cash flow     option cost
  Equity-indexed and forward                   model
  starting options

     If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.

     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

($ IN THOUSANDS)                                                              TOTAL GAINS (LOSSES)
                                                                                  INCLUDED IN:
                                                             BALANCE AS    --------------------------    TRANSFERS     TRANSFERS
                                                            OF DECEMBER        NET                         INTO         OUT OF
                                                             31, 2012       INCOME (1)        OCI         LEVEL 3       LEVEL 3
                                                           -------------   ------------   -----------   -----------   -----------
ASSETS
Fixed income securities:
 Corporate                                                 $         312   $         --   $        --   $        --   $        --
                                                           -------------   ------------   -----------   -----------   -----------
   TOTAL RECURRING LEVEL 3 ASSETS                          $         312   $         --   $        --   $        --   $        --
                                                           =============   ============   ===========   ===========   ===========

LIABILITIES
Contractholder funds: Derivatives
 embedded in life and annuity contracts                    $    (314,926)  $     43,244   $        --   $        --   $        --
                                                           -------------   ------------   -----------   -----------   -----------
   TOTAL RECURRING LEVEL 3 LIABILITIES                     $    (314,926)  $     43,244   $        --   $        --   $        --
                                                           =============   ============   ===========   ===========   ===========

                                                                                                                      BALANCE AS
                                                                                                                      OF DECEMBER
                                                             PURCHASES        SALES         ISSUES      SETTLEMENTS    31, 2013
                                                            ------------   ------------   -----------   -----------   -----------
ASSETS
Fixed income securities:
 Corporate                                                  $         --   $         --   $        --   $      (312)  $        --
                                                            ------------   ------------   -----------   -----------   -----------
   TOTAL RECURRING LEVEL 3 ASSETS                           $         --   $         --   $        --   $      (312)  $        --
                                                            ============   ============   ===========   ===========   ===========

LIABILITIES
Contractholder funds: Derivatives
  embedded in life and annuity contracts                    $         --   $         --   $    (6,621)  $    10,444   $  (267,859)
                                                            ------------   ------------   -----------   -----------   -----------
    TOTAL RECURRING LEVEL 3 LIABILITIES                     $         --   $         --   $    (6,621)  $    10,444   $  (267,859)
                                                            ============   ============   ===========   ===========   ===========

----------
(1)  The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.

     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

($ IN THOUSANDS)                                                              TOTAL GAINS (LOSSES)
                                                                                  INCLUDED IN:
                                                             BALANCE AS    --------------------------    TRANSFERS     TRANSFERS
                                                            OF DECEMBER        NET                         INTO         OUT OF
                                                              31, 2011      INCOME (1)       OCI          LEVEL 3       LEVEL 3
                                                           -------------   ------------   -----------   -----------   -----------
ASSETS
Fixed income securities:
 Corporate                                                 $         598   $         --   $        --   $        --   $        --
 RMBS                                                              2,321             --            --            --        (2,321)
                                                           -------------   ------------   -----------   -----------   -----------
   TOTAL RECURRING LEVEL 3 ASSETS                          $       2,919   $         --   $        --   $        --   $    (2,321)
                                                           =============   ============   ===========   ===========   ===========

LIABILITIES
Contractholder funds: Derivatives
  embedded in life and annuity contracts                   $    (506,678)  $    131,054   $        --   $        --   $        --
                                                           -------------   ------------   -----------   -----------   -----------
   TOTAL RECURRING LEVEL 3 LIABILITIES                     $    (506,678)  $    131,054   $        --   $        --   $        --
                                                           =============   ============   ===========   ===========   ===========

                                                                                                                       BALANCE AS
                                                                                                                      OF DECEMBER
                                                             PURCHASES         SALES        ISSUES      SETTLEMENTS    31, 2012
                                                           -------------   ------------   -----------   -----------   -----------
ASSETS
Fixed income securities:
 Corporate                                                 $          --   $         --   $        --   $      (286)  $       312
 RMBS                                                                 --             --            --            --           --
                                                           -------------   ------------   -----------   -----------   -----------
   TOTAL RECURRING LEVEL 3 ASSETS                          $          --   $         --   $        --   $      (286)  $       312
                                                           =============   ============   ===========   ===========   ===========

LIABILITIES
Contractholder funds: Derivatives
  embedded in life and annuity contracts                   $          --   $         --   $   (11,024)  $    71,722   $  (314,926)
                                                           -------------   ------------   -----------   -----------   -----------
   TOTAL RECURRING LEVEL 3 LIABILITIES                     $          --   $         --   $   (11,024)  $    71,722   $  (314,926)
                                                           =============   ============   ===========   ===========   ===========

----------
(2)  The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.

     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

($ IN THOUSANDS)                                                              TOTAL GAINS (LOSSES)
                                                                                  INCLUDED IN:
                                                           BALANCE AS OF   --------------------------    TRANSFERS     TRANSFERS
                                                            DECEMBER 31,       NET                         INTO         OUT OF
                                                               2010         INCOME (1)        OCI         LEVEL 3       LEVEL 3
                                                           -------------   ------------   -----------   -----------   -----------
ASSETS
 Fixed income securities:
   Corporate                                               $         852   $         --   $       199   $        --   $   (10,199)
   RMBS                                                            6,880             (4)         (108)           --        (3,577)
   CMBS                                                            1,916             --           (49)           --        (1,867)
                                                           -------------   ------------   -----------   -----------   -----------
    TOTAL RECURRING LEVEL 3 ASSETS                         $       9,648   $         (4)  $        42   $        --   $   (15,643)
                                                           =============   ============   ===========   ===========   ===========

LIABILITIES
Contractholder funds: Derivatives
  embedded in life and annuity contracts                   $    (494,149)  $   (110,951)  $        --   $        --  $         --
                                                           -------------   ------------   -----------   -----------   -----------
    TOTAL RECURRING LEVEL 3 LIABILITIES                    $    (494,149)  $   (110,951)  $        --   $        --  $         --
                                                           =============   ============   ===========   ===========   ===========

                                                                                                                      BALANCE AS
                                                                                                                      OF DECEMBER
                                                             PURCHASES        SALES          ISSUES     SETTLEMENTS    31, 2011
                                                           -------------   ------------   -----------   -----------   -----------
ASSETS
 Fixed income securities:
   Corporate                                               $      10,000   $         --   $        --   $      (254)  $       598
   RMBS                                                               --             --            --          (870)        2,321
   CMBS                                                               --             --            --            --            --
                                                           -------------   ------------   -----------   -----------   -----------
    TOTAL RECURRING LEVEL 3 ASSETS                         $      10,000   $         --   $        --   $    (1,124)  $     2,919
                                                           =============   ============   ===========   ===========   ===========

LIABILITIES
Contractholder funds: Derivatives
  embedded in life and annuity contracts                   $          --   $         --   $   (55,559)  $   153,981   $  (506,678)
                                                           -------------   ------------   -----------   -----------   -----------
    TOTAL RECURRING LEVEL 3 LIABILITIES                    $          --   $         --   $   (55,559)  $   153,981   $  (506,678)
                                                           =============   ============   ===========   ===========   ===========

----------
(1)  The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net
     investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows:
     $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.

     Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

     There were no transfers between Level 1 and Level 2 during 2013, 2012 or 2011.

     During 2011, certain RMBS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets.

     During 2011, a corporate fixed income security was transferred into Level 2 from Level 3 due to a change in the valuation model to use primarily market observable inputs. Transfers out of Level 3 during 2012 and 2011 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

     The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

      ($ IN THOUSANDS)                                          2013             2012             2011
                                                          ----------------  ---------------  ---------------
      ASSETS
       Fixed income securities:
          Corporate                                       $             --  $           --    $          (2)
          RMBS                                                          --              --               (5)
                                                          ----------------  ---------------  ---------------
             TOTAL RECURRING LEVEL 3 ASSETS               $             --  $           --    $          (7)
                                                          ================  ===============   ==============
      LIABILITIES
       Contractholder funds: Derivatives embedded in
          life and annuity contracts                      $         43,244  $       131,054  $      (110,951)
                                                          ----------------  ---------------  ---------------
             TOTAL RECURRING LEVEL 3 LIABILITIES          $         43,244  $       131,054   $     (110,951)
                                                          ================  ===============   ==============

     The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. The amounts attributable to fixed income securities are reported in net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits in 2013, $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits in 2012 and $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits in 2011. These amounts are ceded in accordance with the Company's reinsurance agreements.

     As of December 31, 2013 and 2012, financial instruments not carried at fair value included contractholder funds on investment contracts. The carrying value and fair value of contractholder funds on investment contracts were $7.76 billion and $7.66 billion, respectively, as of December 31, 2013 and were $9.16 billion and $9.14 billion, respectively, as of December 31, 2012. The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. The fair value measurements for contractholder funds on investment contracts are categorized as Level 3.

6.   DERIVATIVE FINANCIAL INSTRUMENTS

     The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company's embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders, and guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts. The Company does not use derivatives for speculative purposes.

     The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities reported in contractholder funds.

($ IN THOUSANDS)                                        DECEMBER 31, 2013                DECEMBER 31, 2012
                                                  -----------------------------   ----------------------------
                                                      VOLUME -                       VOLUME -
                                                     NOTIONAL          FAIR          NOTIONAL         FAIR
                                                      AMOUNT          VALUE           AMOUNT         VALUE
                                                  -------------   -------------   -------------  -------------
Equity-indexed and forward starting options in
   life and annuity product contracts             $   2,591,090   $    (258,415)  $   3,098,496  $    (295,305)
Guaranteed accumulation benefits                        152,936          (8,970)        174,791        (18,047)
Guaranteed withdrawal benefits                           22,199            (474)         25,186         (1,574)
                                                  -------------   -------------   -------------  -------------
TOTAL DERIVATIVES                                 $   2,766,225   $    (267,859)  $   3,298,473  $    (314,926)
                                                  =============   =============   =============  =============

     Gains and losses from valuation and settlements of embedded derivative financial instruments were reported as $36.9 million in interest credited to contractholder funds and $10.2 million in contract benefits in 2013, and $186.6 million in interest credited to contractholder funds and $5.1 million in contract benefits in 2012, which in turn were ceded to ALIC.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments as of December 31, 2013 or 2012.

7.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     As of December 31, the reserve for life-contingent contract benefits consists of the following:

               ($ IN THOUSANDS)                                          2013            2012
                                                                    -------------- ---------------
               Traditional life insurance                           $    1,548,134 $     1,519,650
               Immediate fixed annuities                                   676,565         677,986
               Accident and health insurance                             1,324,268       1,217,648
               Other                                                         8,444           9,395
                                                                    -------------- ---------------
                Total reserve for life-contingent contract benefits $    3,557,411 $     3,424,679
                                                                    ============== ===============

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

           PRODUCT                           MORTALITY                     INTEREST RATE                  ESTIMATION METHOD
-------------------------------   ---------------------------------  ---------------------------   ------------------------------
Traditional life insurance        Actual company experience plus     Interest rate assumptions     Net level premium reserve
                                  loading                            range from 2.5% to 8.0%       method using the Company's
                                                                                                   withdrawal experience rates;
                                                                                                   includes reserves for unpaid
                                                                                                   claims

Immediate fixed annuities         1983 individual annuity            Interest rate assumptions     Present value of expected
                                  mortality table with               range from 0% to 8.8%         future benefits based on
                                  internal modifications;                                          historical experience
                                  1983 individual annuity
                                  mortality table; Annuity
                                  2000 mortality table with
                                  internal modifications

Accident and health insurance     Actual company experience plus     Interest rate assumptions     Unearned premium; additional
                                  loading                            range from 4.0% to 5.3%       contract reserves for
                                                                                                   mortality risk and unpaid
                                                                                                   claims

Other:
   Variable annuity               Annuity 2000 mortality table       Interest rate assumptions     Projected benefit ratio
   guaranteed minimum death       with internal modifications        range from 4.0% to 5.8%       applied to cumulative
   benefits                                                                                        assessments

   As of December 31, contractholder funds consist of the following:

                  ($ IN THOUSANDS)                                       2013             2012
                                                                   ----------------- ----------------
                  Interest-sensitive life insurance                $       5,020,265 $      4,814,410
                  Investment contracts:
                   Fixed annuities                                         7,803,892        9,201,641
                   Other investment contracts                                299,958          239,793
                                                                   ----------------- ----------------
                     Total contractholder funds                    $      13,124,115 $     14,255,844
                                                                   ================= ================

   The following table highlights the key contract provisions relating to contractholder funds:

              PRODUCT                            INTEREST RATE             WITHDRAWAL/SURRENDER CHARGES
-----------------------------------     ------------------------------   --------------------------------
Interest-sensitive life insurance       Interest rates credited range    Either a percentage of account
                                        from 0% to 10.0% for             balance or dollar amount
                                        equity-indexed life (whose       grading off generally over 20
                                        returns are indexed to the S&P   years
                                        500) and 2.6% to 6.0% for all
                                        other products

Fixed annuities                         Interest rates credited range    Either a declining or a level
                                        from 0% to 8.8% for immediate    percentage charge generally
                                        annuities; 0% to 7.0% for        over ten years or less.
                                        equity-indexed annuities         Additionally, approximately
                                        (whose returns are indexed to    18.7% of fixed annuities are
                                        the S&P 500); and 1.0% to 6.0%   subject to market value
                                        for all other products           adjustment for discretionary
                                                                         withdrawals.

Other investment contracts:
   Guaranteed minimum income,           Interest rates used in           Withdrawal and surrender
   accumulation and withdrawal          establishing reserves range      charges are based on the terms
   benefits on variable and fixed       from 1.7% to 10.3%               of the related interest-sensitive
   annuities and secondary                                               life insurance or fixed annuity
   guarantees on interest-sensitive                                      contract
   life insurance and fixed
   annuities

   Contractholder funds activity for the years ended December 31 is as follows:

            ($ IN THOUSANDS)                              2013               2012                 2011
                                                    -----------------  -----------------   -----------------
            Balance, beginning of year              $      14,255,844  $      15,489,624   $      17,247,071
            Deposits                                        1,109,108          1,070,374           1,007,316
            Interest credited                                 524,801            406,805             576,331
            Benefits                                         (353,687)          (473,329)           (459,991)
            Surrenders and partial withdrawals             (1,880,495)        (1,703,966)         (2,412,295)
            Contract charges                                 (601,609)          (558,519)           (513,068)
            Net transfers from separate accounts               18,477             16,463              18,935
            Other adjustments                                  51,676              8,392              25,325
                                                    -----------------  -----------------   -----------------
            Balance, end of year                    $      13,124,115  $      14,255,844   $      15,489,624
                                                    =================  =================   =================

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

($ IN MILLIONS)                                                                         DECEMBER 31,
                                                                            ---------------------------------
                                                                                  2013             2012
                                                                            ----------------  ---------------
IN THE EVENT OF DEATH
 Separate account value                                                     $          877.0  $         926.1
 Net amount at risk (1)                                                     $           63.2  $         101.6
 Average attained age of contractholders                                            59 years         59 years

AT ANNUITIZATION (INCLUDES INCOME BENEFIT GUARANTEES)
 Separate account value                                                     $          170.5  $         168.1
 Net amount at risk (2)                                                     $           16.6  $          29.6
 Weighted average waiting period until annuitization options available                  None           1 year

FOR CUMULATIVE PERIODIC WITHDRAWALS
 Separate account value                                                     $           21.8  $          24.8
 Net amount at risk (3)                                                     $            0.1  $           0.2

ACCUMULATION AT SPECIFIED DATES
 Separate account value                                                     $          151.1  $         172.0
 Net amount at risk (4)                                                     $            7.3  $          13.7
 Weighted average waiting period until guarantee date                                6 years          7 years

----------
(1)  Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)  Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)  Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)  Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     As of December 31, 2013, liabilities for guarantees included reserves for variable annuity death benefits of $8.4 million, variable annuity income benefits of $8.7 million, variable annuity accumulation benefits of $9.0 million, variable annuity withdrawal benefits of $0.5 million and interest-sensitive life and fixed annuity guarantees of $281.8 million. As of December 31, 2012, liabilities for guarantees included reserves for variable annuity death benefits of $9.4 million, variable annuity income benefits of $19.5 million, variable annuity accumulation benefits of $18.0 million, variable annuity withdrawal benefits of $1.6 million and interest-sensitive life and fixed annuity guarantees of $200.7 million.

8.   REINSURANCE

     The Company has reinsurance agreements under which it reinsures all of its business to ALIC, LB Re or non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers.


     As of December 31, 2013, 86.9% of the total reinsurance recoverables were related to ALIC and 13.1% were related to non-affiliated reinsurers. As of December 31, 2013 and 2012, 95% and 98%, respectively, of the Company's non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN THOUSANDS)                                                    2013              2012               2011
                                                              ----------------   ---------------   -----------------
Direct                                                        $      1,331,597   $     1,298,864   $       1,266,264
Assumed                                                                  6,830             6,784               7,057
Ceded:
 Affiliate                                                            (962,576)         (908,459)           (833,149)
 Non-affiliate                                                        (375,851)         (397,189)           (440,172)
                                                              ----------------   ---------------   -----------------
Premiums and contract charges, net of reinsurance             $             --   $            --   $              --
                                                              ================   ===============   =================

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

($ IN THOUSANDS)                                                     2013             2012               2011
                                                              ----------------   ---------------   -----------------
Direct                                                        $      1,938,015   $     1,882,714   $       1,893,124
Assumed                                                                  8,180             9,167               7,337
Ceded:
 Affiliate                                                          (1,505,010)       (1,369,305)         (1,408,953)
 Non-affiliate                                                        (441,185)         (522,576)           (491,508)
                                                              ----------------   ---------------   -----------------
Interest credited to contractholder funds, contract
   benefits and expenses, net of reinsurance                  $             --   $            --   $              --
                                                              ================   ===============   =================

9.  GUARANTEES AND CONTINGENT LIABILITIES

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2013.

REGULATION AND COMPLIANCE

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

     The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.

10.  INCOME TAXES

     The Company joins the Corporation and its other subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2011 and 2012 federal income tax returns. The IRS has completed its examination of the Allstate Group's 2009 and 2010 federal income tax returns and issued a Revenue Agent's Report on April 15, 2013. The Allstate Group protested certain of the adjustments contained in the report and the case was forwarded to Appeals on June 13, 2013. The IRS has also completed its examinations of the Allstate Group's federal income tax returns for the years 2005-2008 and a final settlement for those years has been approved by the Joint Committee on Taxation. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company had no liability for unrecognized tax benefits as of December 31, 2013, 2012 or 2011, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities as of December 31 are as follows:


                       ($ IN THOUSANDS)                        2013        2012
                                                           ----------   ----------
                       DEFERRED ASSETS
                       Reinsurance recoverables            $      497   $       --
                       Other assets                                 4           --
                                                           ----------   ----------
                        Total deferred assets                     501           --
                                                           ----------   ----------
                       DEFERRED LIABILITIES
                       Unrealized net capital gains            (2,084)      (7,433)
                       Accrued expenses                          (981)        (524)
                       Other liabilities                           --          (33)
                                                           ----------   ----------
                        Total deferred liabilities             (3,065)      (7,990)
                                                           ----------   ----------
                          Net deferred liability           $   (2,564) $    (7,990)
                                                           ==========  ===========

     The components of income tax expense for the years ended December 31 are as follows:

          ($ IN THOUSANDS)                          2013         2012         2011
                                                ---------    ----------   ----------
          Current                               $   3,902    $    4,145   $    4,802
          Deferred                                    (77)          128           59
                                                ---------    ----------   ----------
             Total income tax expense           $   3,825    $    4,273   $    4,861
                                                =========    ==========   ==========

     The Company paid income taxes of $4.2 million, $4.8 million and $4.4 million in 2013, 2012 and 2011, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                           2013     2012       2011
                                           ----     ----       ----
Statutory federal income tax rate          35.0%    35.0%      35.0%
Other                                        --       --       (0.1)
                                           ----     ----       ----
Effective income tax rate                  35.0%    35.0%      34.9%
                                           ====     ====       ====

11.  STATUTORY FINANCIAL INFORMATION AND DIVIDEND LIMITATIONS

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

     Statutory net income was $7.7 million, $8.5 million and $8.6 million in 2013, 2012 and 2011, respectively. Statutory capital and surplus was $332.5 million and $323.9 million as of December 31, 2013 and 2012, respectively.

DIVIDEND LIMITATIONS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the Nebraska Department of Insurance ("NE DOI") is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company did not pay any dividends in 2013. The maximum amount of dividends the Company can pay without prior NE DOI approval during 2014 is $33.2 million. Any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which totaled $159.2 million as of December 31, 2013, and cannot result in capital and surplus being less than the minimum amount required by law.

     Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital ("RBC") requirements adopted by state insurance regulators. A company's "authorized control level RBC" is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total statutory capital and surplus and authorized control level RBC of the Company were $332.5 million and $61.9 million, respectively, as of December 31, 2013.

12.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

 ($ IN THOUSANDS)                                                                        2013
                                                                       ------------------------------------------
                                                                                                        AFTER-
                                                                          PRE-TAX          TAX           TAX
                                                                       -------------  ------------   ------------
 Unrealized net holding losses arising during the period               $     (15,281) $       5,349  $     (9,932)
 Less: reclassification adjustment of realized capital gains and losses            1             --             1
                                                                       -------------  -------------  ------------
 Unrealized net capital gains and losses                                     (15,282)         5,349        (9,933)
                                                                       -------------  -------------  ------------
 Other comprehensive loss                                              $     (15,282) $       5,349  $     (9,933)
                                                                       =============  =============  ============

                                                                                         2012
                                                                       ------------------------------------------
                                                                                                        AFTER-
                                                                          PRE-TAX          TAX           TAX
                                                                       -------------  ------------   ------------
 Unrealized net holding gains arising during the period                $         977  $        (343) $        634
 Less: reclassification adjustment of realized capital gains and losses          596           (209)          387
                                                                       -------------  ------------   ------------
 Unrealized net capital gains and losses                                         381           (134)          247
                                                                       -------------  -------------  ------------
 Other comprehensive income                                            $        381   $       (134)  $        247
                                                                       =============  =============  ============

                                                                                         2011
                                                                        -----------------------------------------
                                                                                                        AFTER-
                                                                          PRE-TAX          TAX           TAX
                                                                       -------------  -------------  ------------
 Unrealized net holding gains arising during the period                $       7,322  $      (2,562) $      4,760
 Less: reclassification adjustment of realized capital gains and losses        2,075           (726)        1,349
                                                                       -------------  -------------  ------------
 Unrealized net capital gains and losses                                       5,247         (1,836)        3,411
                                                                       -------------  -------------  ------------
 Other comprehensive income                                            $       5,247  $      (1,836) $      3,411
                                                                       =============  =============  ============

                          LINCOLN BENEFIT LIFE COMPANY
                       SCHEDULE I - SUMMARY OF INVESTMENTS
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2013

($ IN THOUSANDS)
                                                                                                          AMOUNT AT
                                                                                                            WHICH
                                                                                                          SHOWN IN
                                                                            AMORTIZED         FAIR           THE
                                                                              COST           VALUE       BALANCE SHEET
                                                                        --------------- --------------  ---------------
TYPE OF INVESTMENT
Fixed maturities:
  Bonds:
       United States government, government agencies and authorities    $        70,790 $       73,846  $        73,846
       States, municipalities and political subdivisions                          2,499          2,769            2,769
       Foreign governments                                                        4,999          5,164            5,164
       Public utilities                                                          14,960         15,994           15,994
       All other corporate bonds                                                175,226        175,983          175,983
  Residential mortgage-backed securities                                         13,866         14,450           14,450
  Commercial mortgage-backed securities                                           2,588          2,676            2,676
                                                                        --------------- --------------  ---------------
       Total fixed maturities                                                   284,928        290,882          290,882

Short-term investments                                                           55,959         55,959           55,959
                                                                        --------------- --------------  ---------------
       Total investments                                                $       340,887 $      346,841  $       346,841
                                                                        =============== ==============  ===============

                          LINCOLN BENEFIT LIFE COMPANY
                            SCHEDULE IV - REINSURANCE

($ IN THOUSANDS)                                                                                                  PERCENTAGE
                                                                CEDED TO            ASSUMED                       OF AMOUNT
                                              GROSS              OTHER            FROM OTHER         NET           ASSUMED
                                             AMOUNT           COMPANIES (1)        COMPANIES       AMOUNT           TO NET
                                      ------------------  -------------------  ---------------  ------------    --------------
YEAR ENDED DECEMBER 31, 2013
Life insurance in force               $      389,941,404  $       395,421,202  $     5,479,798  $         --                --%
                                      ==================  ===================  ===============  ============

Premiums and contract charges:
    Life and annuities                $        1,250,623  $         1,257,453  $         6,830  $         --                --%
    Accident and health insurance                 80,974               80,974               --            --                --%
                                      ------------------  -------------------  ---------------  ------------
                                      $        1,331,597  $         1,338,427  $         6,830  $         --                --%
                                      ==================  ===================  ===============  ============

YEAR ENDED DECEMBER 31, 2012
Life insurance in force               $      378,467,115  $       384,205,939  $     5,738,824  $         --                --%
                                      ==================  ===================  ===============  ============

Premiums and contract charges:
    Life and annuities                $        1,201,592  $         1,208,376  $         6,784  $         --                --%
    Accident and health insurance                 97,272               97,272               --            --                --%
                                      ------------------  -------------------  ---------------  ------------
                                      $        1,298,864  $         1,305,648  $         6,784  $         --                --%
                                      ==================  ===================  ===============  ============

YEAR ENDED DECEMBER 31, 2011
Life insurance in force               $      364,469,564  $       370,439,179  $     5,969,615  $         --                --%
                                      ==================  ===================  ===============  ============

Premiums and contract charges:
    Life and annuities                $        1,156,434  $         1,163,491  $         7,057  $         --                --%
    Accident and health insurance                109,830              109,830               --            --                --%
                                      ------------------  -------------------  ---------------  ------------
                                      $        1,266,264  $         1,273,321  $         7,057  $         --                --%
                                      ==================  ===================  ===============  ============

------------
(1)  No reinsurance or coinsurance income was netted against premiums ceded in 2013, 2012 or 2011.

                                       29

                                    PART C
                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(a)Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements, along with the accompanying Reports of Independent Registered Public Accounting Firm, are included in Part B of the Registration Statement:

The financial statements and the related financial statement schedules for Lincoln Benefit Life Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, and related financial statement schedules.

The financial statements of the sub-accounts comprising the Separate Account as of December 31, 2013, and for each of the years in the two-year period then ended.

The following financial statements are included in Part C of the Registration
Statement:

None

(b)Exhibits

  (1) Resolution of the Board of Directors of Lincoln
      Benefit Life Company authorizing the establishment of
      the Lincoln Benefit Life Variable Annuity Account                   (2)

  (2) Custody Agreements                                     (not applicable)

  (3) (a) Principal Underwriting Agreement by and among
          Lincoln Benefit Life Company and Allstate
          Distributors, LLC (ALFS, Inc., merged with and
          into Allstate Distributors, LLC effective
          September 1, 2011) effective November 25, 1998.
          (Variable Annuity Account).                                     (4)

      (b) Amended and Restated Principal Underwriting
          Agreement between Lincoln Benefit Life Company
          and Allstate Distributors, LLC (ALFS, Inc. merged
          with and into Allstate Distributors, LLC
          effective September 1, 2011) effective June 1,
          2006.                                                          (12)

      (c) Selling Agreement between Lincoln Benefit Life
          Company, Allstate Distributors, LLC (ALFS, Inc.,
          f/k/a Allstate Financial Services, Inc., merged
          with and into Allstate Distributors, LLC
          effective September 1, 2011) and Allstate
          Financial Services, LLC (f/k/a LSA Securities,
          Inc.) effective August 2, 1999.                                (13)

      (e) Assignment & Delegation of Administrative
          Services Agreements, Underwriting Agreements, and
          Selling Agreements between ALFS, Inc. and
          Allstate Life Insurance Company, Allstate Life
          Insurance Company of New York, Charter National
          Life Insurance Company, Intramerica Life
          Insurance Company, Allstate Distributors, LLC,
          Allstate Financial Services, LLC & Lincoln
          Benefit Life Company entered into on September 1,
          2011.                                                          (14)

      (f) Amended and Restated Principal Underwriting
          Agreement by and between Lincoln Benefit Life
          Company and Allstate Distributors, LLC, effective
          April 1, 2014.                                                 (15)

  (4) Variable Annuity Contract                                           (2)

  (5) Application for Contract                                            (2)

  (6) Depositor--Corporate Documents

     (a) Articles of Incorporation of Lincoln Benefit Life
         Company, as amended                                              (1)

     (b) By-Laws of Lincoln Benefit Life Company                          (1)

  (7)

     (a) Reinsurance Contract                                             (2)

     (b) Indemnity Reinsurance Agreement Between Allstate
         Life Insurance Company and The Prudential
         Insurance Company of America dated June 1, 2006                  (3)

     (c) Amended and Restated Reinsurance Agreement by and
         between Lincoln Benefit Life Company and Allstate
         Life Insurance Company, effective April 1, 2014.                (16)

  (8) Participation Agreements:

     (a) Fund Participation Agreement between Janus Aspen
         Series and Lincoln Benefit Life Company                          (1)

     (b) Participation Agreement among Lincoln Benefit Life
         Company, Variable Insurance Products Fund and
         Fidelity Distributors Corporation                                (1)

     (c) Participation Agreement among Lincoln Benefit Life
         Company, Variable Insurance Products Fund II and
         Fidelity Distributors Corporation                                (1)

     (d) (1) Participation Agreement among The Alger
             American Fund, Lincoln Benefit Life Company
             and Fred Alger and Company, Incorporated                     (1)

         (2) Service Agreement between Fred Alger
             Management, Inc. and Lincoln Benefit Life
             Company                                                      (1)

     (e) (1) Participation Agreement between Scudder
             Variable Life Investment Fund and Lincoln
             Benefit Life Company                                         (1)

         (2) Reimbursement Agreement by and between
             Scudder, Stevens & Clark, Inc. And Lincoln
             Benefit Life Company                                         (1)

         (3) Participating Contract and Policy Agreement
             between Scudder Investor Services, Inc. and
             Lincoln Benefit Financial Services                           (1)

      (f) Form of Participation Agreement among Lincoln Benefit Life Company, Strong Variable Insurance Funds, Inc., Strong
          Opportunity Fund II, Inc., Strong Capital Management, Inc.,
          and Strong Funds Distributors, Inc                             (1)

      (g) Form of Participation Agreement among T. Rowe Price Equity
          Series, Inc., T. Rowe Price International Series, Inc., T.
          Rowe Price Investment Services, Inc., and Lincoln Benefit
          Life Company                                                   (1)

      (h) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts
          Financial Services Company                                     (1)

      (i) Form of Participation Agreement between Lincoln Benefit Life Company, Insurance Management Series and Federated
          Securities Corp                                                (1)

      (j) Form of Participation Agreement between Lincoln Benefit Life Company, STI Classic Variable Trust and STI Capital
          Management                                                     (5)

      (k) Form of Participation Agreement (Service Shares) among Janus
          Aspen Series and Lincoln Benefit Life Company                  (8)

      (l) Form of Participation Agreement between Lincoln Benefit Life
          Company and LSA Variable Series Trust                          (9)

      (m) Form of Participation Agreement among Oppenheimer Variable
          Account Funds, Oppenheimer Funds, Inc., and Lincoln Benefit
          Life Company                                                   (8)

      (n) Form of Participation Agreement among PIMCO Variable
          Insurance Trust, Lincoln Benefit Life Company and PIMCO
          Funds Distributor LLC                                          (6)

      (o) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life
          Company                                                        (8)

      (p) Form of Participation Agreement among Van Kampen Investment
          Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
          Inc., and Lincoln Benefit Life Company                         (8)

      (q) (1) Form of Participation Agreement between Lincoln Benefit
              Life Company and OCC Accumulation Trust                    (6)

      (q) (2) Amendment to Participation Agreement Among OCC
              Accumulation Trust, OCC Distributors, and Lincoln
              Benefit Life Company                                       (7)

      (r) Form of Participation Agreement among Lincoln Benefit Life Company, The Universal Institutional Funds, Inc. and Miller
          Anderson & Sherrerd, LLP                                       (6)

      (s) Form of Participation Agreement between Salomon Brothers
          Variable Series Funds Inc., and Salomon Brothers Asset
          Management Inc                                                 (6)

      (t) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Lincoln Benefit
          Life Company                                                   (8)

      (u) Form of Participation Agreement among Wells Fargo Variable
          Trust, Wells Fargo Funds Distributor, LLC and Lincoln
          Benefit Life Company                                          (10)

      Other Material Agreements:

      (v) Administrative Services Agreement by and between Lincoln
          Benefit Life Company and Allstate Life Insurance Company,
          effective April 1, 2014.                                      (17)

      (w) Partial Commutation Agreement by and between Allstate Life Insurance Company and Lincoln Benefit Life Company,
          effective April 1, 2014.                                      (18)

   (9) Opinion and Consent of Counsel                                   (11)

   (10) Consent of Independent Registered Public Accounting Firm
        (filed herewith)

   (11) Financial Statements Omitted from Item 23 (not applicable)

   (12) Initial Capitalization Agreement (not applicable)

   (27) Financial Data Schedules (not applicable)

   (99) Powers of Attorney for Richard Carbone, Clive Cowdery, Ann
        Frohman, Jon Hack, Robert Stein and Grace Vandecruze. Filed
        herewith.
--------
(1)Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

(2) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3) Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, File No. 333-141909, filed June 20, 2007.

(4) Incorporated herein by reference to Exhibit 10.7 to Lincoln Benefit Life Company's Quarterly Report on Form 10-Q for quarter ended June 30, 2002. (SEC File No. 333-59765).

(5) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed April 1, 1999.

(6) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(7) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, (File No. 333-61146) filed August 8, 2001.

(9) Pre-effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(10) Post Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 8, 2005.

(11) Incorporated by reference to Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File Nos. 333-50545 and 811-7924, filed April 24, 2009.

(12) Incorporated herein by reference to Exhibit 10.1 to Lincoln Benefit Life Company's Current Report on Form 8-K filed December 20, 2007. (SEC File No. 333-59765).

(13) Incorporated herein by reference to Exhibit 10.8 to Allstate Life Insurance Company's Annual Report on Form 10-K for 2003. (SEC File No. 000-31248).

(14) Incorporated herein by reference to Exhibit 10.1 to Allstate Life Insurance Company's Current Report on Form 8-K filed September 1, 2011. (SEC File No. 000-31248).

(15) Incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 1, 2014. (SEC File No. 333-180375).

(16) Incorporated herein by reference to Exhibit 10.25 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 1, 2014. (SEC File No. 333-180375).

(17) Incorporated herein by reference to Exhibit 10.24 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 1, 2014. (SEC File No. 333-180375).

(18) Incorporated herein by reference to Exhibit 10.26 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 1, 2014. (SEC File No. 333-180375).

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.

Name                      Position/Office with Depositor
----                      -------------------------------------------------
Weldon Wilson             Director, Chief Executive Officer and Secretary
Keith Gubbay              President and Chief Actuarial Officer
Robyn Wyatt               Chief Financial Officer, Executive Vice President
                          and Treasurer
Karl Chappell             Managing Director, Investments & Mergers and
                          Acquisitions
Simon Packer              Chief Transformation Officer

ITEM 26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR
        REGISTRANT

(none)

ITEM 27.NUMBER OF CONTRACT OWNERS

As of February 28, 2014, the Registrant has 4,751 Qualified contract owners and 1,833 Non-Qualified contract owners.

ITEM 28.INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled. In connection with its acquisition of the Depositor, Resolution Inc. has obtained directors' and officers' liability insurance which insures against certain liabilities that the Depositor's directors and officers and its subsidiaries, may, in such capacities, incur.

The By-Laws of Allstate Distributors, LLC (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITER

Allstate Distributors, LLC ("ADLLC") serves as principal underwriter and distributor of the Contracts. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

Lincoln Benefit does not pay ADLLC any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Contracts, Lincoln Benefit reimburses ADLLC for expenses incurred in distributing the Contracts, including liability arising from services Lincoln Benefit provides on the Contracts.

ADLLC also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. In addition, ADLLC serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ADLLC:

Allstate Financial Advisors Separate Account I

Allstate Life Variable Life Separate Account A

Allstate Life of New York Separate Account A

Allstate Life of New York Variable Life Separate Account A

Charter National Variable Annuity Account

Intramerica Variable Annuity Account.

The following are the directors and officers of ADLLC. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

 Name and Principal Business Address*
 of Each Such Person                     Positions and Offices with Underwriter
 ------------------------------------    --------------------------------------
 Wilford J. Kavanaugh                    Manager and Chairman of the Board
 Lisa J. Flanary                         Manager and President
 Angela K. Fontana                       Manager and Assistant Secretary
 P. Kelly Noll                           Senior Vice President and Chief
                                         Privacy Officer
 Marian Goll                             Vice President and Treasurer
 Sarah R. Donahue                        Vice President
 Maribel V. Gerstner                     Manager and Vice President
 D. Scott Harper                         Senior Vice President and Assistant
                                         Treasurer
 Jeffrey J. McRae                        Senior Vice President and Assistant
                                         Treasurer
 Allen R. Reed                           Vice President, General Counsel and
                                         Secretary
 Mario Rizzo                             Senior Vice President and Assistant
                                         Treasurer
 Dana Goldstein                          Chief Compliance Officer
 Mary J. McGinn                          Assistant Secretary

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

         (1)                  (2)             (3)           (4)          (5)
----------------------- ----------------  -------------  ----------  ------------
                        Net Underwriting
  Name of Principal      Discounts and    Compensation   Brokerage
     Underwriter          Commission      on Redemption  Commission  Compensation
   -----------------    ----------------  -------------  ----------  ------------
Allstate Distributors,
  LLC..................        0               0            $0            0

ITEM 30.LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506-4142.

The Principal Underwriter, ADLLC, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31.MANAGEMENT SERVICES

None.

ITEM 32.UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

The Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of New York, and the State of New York, on April 14, 2014.

                LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                                 (Registrant)

                       By: LINCOLN BENEFIT LIFE COMPANY

            By:                /s/ W. Weldon Wilson
                 --------------------------------------------------
                                 W. Weldon Wilson
                  Director, Chief Executive Officer and Secretary

                         LINCOLN BENEFIT LIFE COMPANY
                                 (Depositor)

            By:                /s/ W. Weldon Wilson
                 --------------------------------------------------
                                 W. Weldon Wilson
                  Director, Chief Executive Officer and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities indicated on April 14, 2014.

(Signature)                         (Title)
-----------                         -------

*/s/ Richard Carbone                Director
----------------------------------
Richard Carbone

*/s/ Clive Cowdery                  Director
----------------------------------
Clive Cowdery

*/s/ Ann Frohman                    Director
----------------------------------
Ann Frohman

*/s/ Jon Hack                       Director
----------------------------------
Jon Hack

*/s/ Robert Stein                   Director
----------------------------------
Robert Stein

*/s/ Grace Vandecruze               Director
----------------------------------
Grace Vandecruze

/s/ W. Weldon Wilson                Director, Chief Executive Officer and
----------------------------------  Secretary (principal executive officer)
W. Weldon Wilson

/s/ Robyn Wyatt                     Chief Financial Officer, Treasurer and
----------------------------------  Executive Vice President (principal
Robyn Wyatt                         financial officer and principal
                                    accounting officer)

*  By Robyn Wyatt, pursuant to Power of Attorney

                               INDEX TO EXHIBITS
                                      FOR
                     POST-EFFECTIVE AMENDMENT ON FORM N-4
                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO. 10 Consent of Independent Registered Public Accounting Firm

(99) Powers of Attorney for Richard Carbone, Clive Cowdery, Ann Frohman, Jon Hack, Robert Stein and Grace Vandecruze.